As filed with the Securities and Exchange              Registration No. 33-75974
Commission on April 16, 2003                           Registration No. 811-2513

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       POST-EFFECTIVE AMENDMENT NO. 16 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
      Variable Annuity Account C of ING Life Insurance and Annuity Company

                     ING Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        Depositor's Telephone Number, including Area Code: (860) 723-2260

                           Julie E. Rockmore, Counsel
                     ING Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                  immediately upon filing pursuant to paragraph (b) of Rule 485
         --------
            X     on May 1, 2003 pursuant to paragraph (b) of Rule 485
         --------

                            PROSPECTUS - MAY 1, 2003
--------------------------------------------------------------------------------

THE CONTRACTS. The contracts described in this prospectus are group installment and single purchase payment variable annuity contracts issued by ING Life
Insurance and Annuity Company (the Company, we, us).
They are intended to be used as funding vehicles for certain types of retirement plans that may qualify for beneficial tax treatment under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).
[SIDE NOTE]
THE FUNDS
ING MFS Research Equity Portfolio
    (Initial Class) (formerly ING MFS
    Research Portfolio)
ING VP Balanced Portfolio, Inc.
    (Class R)
ING VP Bond Portfolio (Class R)
ING VP Growth and Income Portfolio
    (Class R )
ING VP Money Market Portfolio
    (Class R)
[END SIDE NOTE]

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in the contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.
 TABLE OF CONTENTS . . . PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and fixed interest options. When we establish your account, the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. You do not invest directly in or hold shares of the funds. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund.

FIXED INTEREST OPTIONS.

-- Guaranteed Accumulation Account

-- Fixed Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in the appendices to this prospectus. There is also a separate prospectus for the Guaranteed Accumulation Account.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section of this prospectus at page 9 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2003, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 36 of this prospectus. The SAI is incorporated into this prospectus by reference.

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission has approved or disapproved the contracts offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by current prospectuses of the funds and the Guaranteed Accumulation Account. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these contracts in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

                       THIS PAGE INTENTIONALLY LEFT BLANK

                               TABLE OF CONTENTS

  CONTRACT OVERVIEW...............................      4
  Questions: Contacting the Company (sidebar)
  Sending Forms and Written Requests in Good Order
  (sidebar)
  Who's Who
  The Contract and Your Retirement Plan
  Contract Rights
  Contract Facts
  Contract Phases: The Accumulation Phase, The
  Income Phase
FEE TABLE.........................................      6
CONDENSED FINANCIAL INFORMATION...................      9
INVESTMENT OPTIONS................................      9
TRANSFERS.........................................     11
CONTRACT PURCHASE AND PARTICIPATION...............     12
CONTRACT OWNERSHIP AND RIGHTS.....................     13
RIGHT TO CANCEL...................................     14
FEES..............................................     15
YOUR ACCOUNT VALUE................................     18
WITHDRAWALS.......................................     20
SYSTEMATIC DISTRIBUTION OPTIONS...................     21
DEATH BENEFIT.....................................     22
THE INCOME PHASE..................................     23
TAXATION..........................................     26
OTHER TOPICS......................................     31
The Company - Variable Annuity Account C - Performance
Reporting - Voting Rights - Contract Distribution - Third
Party Compensation Arrangements - Contract Modification -
Legal Matters and Proceedings - Payment Delay or
Suspension - Transfer of Ownership; Assignment - Intent
to Confirm Quarterly
CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION.......................................     36
APPENDIX I - GUARANTEED ACCUMULATION ACCOUNT......     37
APPENDIX II - FIXED ACCOUNT.......................     39
APPENDIX III - FUND DESCRIPTIONS..................     40
APPENDIX IV - CONDENSED FINANCIAL INFORMATION.....     41

[SIDE NOTE]
QUESTIONS: CONTACTING THE COMPANY. To answer your questions, contact your local representative or write or call our Home Office:

ING
USFS Customer Service
Defined Contribution
Administration TS21
151 Farmington Avenue
Hartford, CT 06156
1-800-262-3862
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change
your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in "good order." Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.
We can only act upon written requests that are received in good order.
[END SIDE NOTE]

CONTRACT OVERVIEW
----------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO
-------------------------------------------------------------------

YOU (THE PARTICIPANT): The individual participating in a retirement plan, where the plan uses the contracts as a funding option.

PLAN SPONSOR: The sponsor of your retirement plan. Generally, your employer.

CONTRACT HOLDER: The person or entity to whom we issue the contract. Generally, the plan sponsor or plan trustee.

WE (THE COMPANY): ING Life Insurance and Annuity Company. We issue the contract.

For greater detail, please review "Contract Ownership and Rights" and "Contract Purchase and Participation."

                     THE CONTRACT AND YOUR RETIREMENT PLAN
-------------------------------------------------------------------

RETIREMENT PLAN (PLAN): A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

PLAN TYPE: We refer to the retirement plan by the Tax Code Section under which it qualifies. For example, a "403(b) plan" is a plan that qualifies for tax treatment under Code Section 403(b). To learn which Code Section applies to your plan, contact your plan sponsor, your local representative or the Company.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), 403(a) or 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase or Participation."

                                CONTRACT RIGHTS
-------------------------------------------------------------------

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan.

For example: The contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail see "Contract Ownership and Rights."

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL: The contract holder or you, if permitted, may cancel the contract within ten days, or as otherwise allowed by state law, after receiving the contract or evidence of participation in the contract. (See "Right To Cancel.")

DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. (See "Death Benefit" and "The Income Phase.")

WITHDRAWALS: During the accumulation phase the contract holder or you, if permitted, may withdraw all or a part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. (See "Withdrawals" and "Taxation.")

SYSTEMATIC DISTRIBUTION OPTIONS: The contract holder or you, if permitted, may elect for you to receive regular payments from your account, while retaining the account in the accumulation phase. (See "Systematic Distribution Options.")

FEES: Certain fees are deducted from your account value. See "Fee Table" and "Fees."

TAXATION. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE. (accumulating retirement benefits)

STEP 1: The contract holder or you provide ING Life Insurance and Annuity Company with your completed enrollment materials.
  The contract holder directs us to set up an account for you.

STEP 2: The contact holder, or you if permitted by your plan, direct us to invest your account dollars in any of the following investment options:
a)  Fixed Interest Options; or
b) Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3: The subaccount(s) selected purchases shares of its assigned fund.

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

                                Payments to Your Account

                                         STEP 1
                         ING Life Insurance and Annuity Company

          a)                             STEP 2                             b)
    Fixed Interest                        VARIABLE ANNUITY ACCOUNT C
       Options
                                         Variable Investment Options

                                               THE SUBACCOUNTS
                                A                     B                    ETC.

                                                    STEP 3
                          Mutual Fund A         Mutual Fund B

II. THE INCOME PHASE (receiving income phase payments from your contract).

The contracts offer several income phase payment options (see "The Income Phase.") In general, you may:

-- Receive income phase payments over a lifetime or for a specified period;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an income phase option that provides a death benefit to beneficiaries;
   or

-- Select fixed income phase payment or variable income phase payments that vary based upon the performance of the variable investment options you select.

[SIDE NOTE]

IN THIS SECTION:
-- Maximum Contract Holder Transaction Expenses
-- Maximum Separate Account Annual Expenses
-- Total Annual Fund Operating Expenses
-- Fees Deducted by the Funds
-- Hypothetical Examples
SEE THE "FEES" SECTION FOR:
-- Early Withdrawal Charge Schedules
-- How, When and Why Fees are Deducted
-- Premium and Other Taxes
SEE "THE INCOME PHASE" FOR:
-- Fees During the Income Phase
[END SIDE NOTE]

FEE TABLE
----------------------------------------------
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND WITHDRAWING FROM YOUR CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, WITHDRAW FROM THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. SEE "THE INCOME PHASE" FOR FEES THAT MAY APPLY AFTER YOU BEGIN RECEIVING PAYMENTS UNDER THE CONTRACT.

CONTRACT HOLDER TRANSACTION EXPENSES

                                                    PLAN TYPE:
                                        403(b)          401          HR 10
                                     -------------  ------------  ------------
Maximum Sales and Administrative
  Expense Charge
  (as a percentage of contributions
  to your account).................    6.00%(1)       5.00%(2)       1.75%
Insurance Rider Charge
  (as a percentage of contributions
  to your account).................    1.00%(3)          --            --
Maximum Early Withdrawal Charge
  (as a percentage of amount
  withdrawn).......................      2%(4)         5%(5)         2%(4)
Allocation and Transfer Fees(6)....   $0.00-$10.00  $0.00-$10.00  $0.00-$10.00

--------------------------

(1) We currently only impose a charge of 1.75%; however we reserve the right to charge 6.00%.
(2) We currently only impose a charge of 1.75%; however we reserve the right to charge 5.00%.
(3) This is an optional charge that only applies if the minimum death benefit guarantee is elected.
(4)  Only applies if fewer than five contract years have been completed.
(5)  Diminishes to zero over six years; see schedule in "Fees" section.
(6) The Company currently allows an unlimited number of transfers or allocation changes without charge. However, the Company reserves the right to impose a transfer fee of $10.00 for each transfer or allocation change in excess of 12 during each contract year. (See "Fees--Allocation and Transfer Fee.")

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a percentage of average account value)

                                        403(b)          401          HR 10
                                     -------------  ------------  ------------
Mortality and Expense Risk
  Charge...........................          1.25%         1.19%         1.25%
                                     -------------  ------------  ------------
Total Separate Account Annual
  Expenses.........................          1.25%         1.19%         1.25%
                                     =============  ============  ============

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE MINIMUM AND MAXIMUM EXPENSES LISTED BELOW ARE BASED ON EXPENSES FOR THE FUNDS' MOST RECENT FISCAL YEAR ENDS. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                          Minimum   Maximum
                                          --------  --------
TOTAL ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from fund
  assets,
  including management fees and other
  expenses).............................    0.34%     0.85%

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectus for additional information. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses. The fee and expense information listed below was provided by the funds.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. The fees and expense information shown in the following table was provided by the funds. The following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2002.

                             FUND EXPENSE TABLE(1)

                                                                       FEES AND
                                MANAGEMENT             TOTAL ANNUAL    EXPENSES     NET ANNUAL
                                (ADVISORY)   OTHER    FUND OPERATING  WAIVED OR   FUND OPERATING
FUND NAME                          FEES     EXPENSES     EXPENSES     REIMBURSED     EXPENSES
---------                       ----------  --------  --------------  ----------  --------------
ING MFS Research Equity
  Portfolio (Initial Class)         0.70%     0.15%          0.85%          --           0.85%
ING VP Balanced
  Portfolio, Inc. (Class R)         0.50%     0.10%          0.60%          --           0.60%
ING VP Bond
  Portfolio(Class R)                0.40%     0.09%          0.49%          --           0.49%
ING VP Growth and Income
  Portfolio (Class R)               0.50%     0.09%          0.59%          --           0.59%
ING VP Money Market Portfolio
  (Class R)                         0.25%     0.09%          0.34%          --           0.34%

FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from certain of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. These fees are for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. The percentage paid may vary from one fund company to another. These payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees--Fund Expenses" for additional information.

HYPOTHETICAL EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT HOLDER TRANSACTION EXPENSES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

EXAMPLE 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the MAXIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                    (A) IF YOU WITHDRAW YOUR ENTIRE        (B) IF YOU DO NOT WITHDRAW YOUR
                                    ACCOUNT VALUE AT THE END OF THE        ENTIRE ACCOUNT VALUE OR IF YOU
                                    APPLICABLE TIME PERIOD:                SELECT AN INCOME PHASE PAYMENT
                                                                           OPTION AT THE END OF THE
                                                                           APPLICABLE TIME PERIOD:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                ------  -------  -------  --------      ------  -------  -------  --------
403(b) Plans                    $1,090  $1,514   $1,750    $2,961        $898   $1,312   $1,750    $2,961
401 Plans                       $1,186  $1,419   $1,653    $2,750        $697   $1,108   $1,543    $2,750
HR 10 Plans                     $  587  $1,035   $1,284    $2,564        $384   $  821   $1,284    $2,564

EXAMPLE 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the MINIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                    (A) IF YOU WITHDRAW YOUR ENTIRE        (B) IF YOU DO NOT WITHDRAW YOUR
                                    ACCOUNT VALUE AT THE END OF THE        ENTIRE ACCOUNT VALUE OR IF YOU
                                    APPLICABLE TIME PERIOD:                SELECT AN INCOME PHASE PAYMENT
                                                                           OPTION AT THE END OF THE
                                                                           APPLICABLE TIME PERIOD:

                                1 YEAR  3 YEARS  5 YEARS  10 YEARS      1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                ------  -------  -------  --------      ------  -------  -------  --------
403(b) Plans                    $1,043  $1,372   $1,505    $2,457        $850   $1,167   $1,505    $2,457
401 Plans                       $1,139  $1,275   $1,405    $2,232        $648   $  959   $1,292    $2,232
HR 10 Plans                     $  537  $  885   $1,025    $2,031        $334   $  668   $1,025    $2,031

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix IV, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For the subaccounts that were not available 10 years ago, we give a history from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and fixed interest options. When we establish your account, the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the fund.

FIXED INTEREST OPTIONS. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed Accumulation Account prospectus.

 SELECTING INVESTMENT OPTIONS
 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help evaluate which funds or fixed interest options may be appropriate for your financial goals.
 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some funds are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read the prospectus, the fund prospectuses, fixed interest option appendices, and the Guaranteed Accumulation Account prospectus. Fund prospectuses may be obtained, free of charge, by calling the Company at the telephone number listed in "Contract Overview--Questions: Contacting the Company," by accessing the SEC's website, or by contacting the SEC Public Reference Room.

LIMITS ON OPTION AVAILABILITY. Some funds and fixed interest options may not be available through certain contracts and plans, or in some states. We may add, withdraw or substitute funds, subject to the conditions in the contract and regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of purchase payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS. (MIXED AND SHARED FUNDING)

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

-- Mixed--bought for annuities and life insurance.

-- Shared--bought by more than one company.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, that could adversely impact the value of a fund. For example: If a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's board of directors or trustees will monitor events to identify any conflict which might arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS
----------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase, the contract holder, or you if permitted by the plan, may transfer amounts of $500 or more among the investment options. Subject to the contract holder's approval, requests may be made in writing, by telephone or, where applicable, electronically. Transfers from fixed interest options may be restricted as outlined in Appendices I and II. You may not make transfers once you enter the income phase.

CHARGES FOR TRANSFERS. We currently do not charge for transfers or allocation changes. We do however, reserve the right to charge a fee of $10.00 for each transfer and/or allocation change in excess of 12 made in any calendar year.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your request in good order at our Home Office.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring the use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone instructions we believe to be genuine. If a loss occurs when we rely on such instruction, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

CONTRACT PURCHASE AND PARTICIPATION
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts are designed for retirement plans that qualify under certain provisions of the Internal Revenue Code of 1986, as amended (Tax Code). The contracts are available for:

(1) Plans that qualify under section 403(b) of the Tax Code (403(b) plans);

(2) Plans established by corporations that qualify under sections 401(a) and 401(k) or 403(a) of the Tax Code (401 plans); and

(3) Plans established by self-employed individuals under section 401(a), 401(k) or 403(a) of the Tax Code (HR 10 plans).

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 401(a), 401(k), 403(a) or 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

PURCHASING THE CONTRACT.

(1) The contract holder submits the required forms and application to the Company.

(2) We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT. If the contract provides for the establishment of individual accounts for employees under the plan:

(1) We provide you with enrollment materials for completion and return to us.

(2) If your enrollment materials are complete and in good order, we establish an account for you.

ACCEPTANCE OR REJECTION OF APPLICATIONS OR ENROLLMENT FORMS. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment form, we will return the forms and any payments.

TYPES OF CONTRACTS. The following types of contracts are available:

-- Continuous purchase payments over time into an installment purchase payment contract; and

-- Lump sum transfer from a previous plan into a single purchase payment contract, in accordance with our procedures in effect at the time of purchase.

For HR 10 plans and 401 plans, purchase payments must be large enough to fulfill the terms of the plan. In addition, for HR 10 plans, purchase payments must aggregate $4,000 annually.

ALLOCATION OF PURCHASE PAYMENTS. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages.

TAX CODE RESTRICTIONS. The Tax Code places some limitations on contributions to your account. (See "Taxation.")

FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase or participate in the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

(1) Long-Term Investment--This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

(2) Investment Risk--The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3) Features and Fees--The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

CONTRACT OWNERSHIP AND RIGHTS
----------------------------------------------

WHO OWNS THE CONTRACT? The contract holder. This is the person or entity to whom we issue the contract. The contract holder is usually your employer, unless the plan has a trustee, in which case the trustee is usually the contract holder.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT? If the contract holder directs that we establish an account for you, you have the right to the value of your account to the extent provided by the plan.

WHAT RIGHTS DO I HAVE UNDER THE CONTRACT? The contract holder, usually your employer, holds all rights under the contract. The contract holder's plan, which you participate in, may permit you to exercise some of those rights.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. The contract holder, or you if permitted, may cancel the contract or your participation in the contract by returning the document and a written notice of cancellation to the Company within ten days of receiving it (or as otherwise allowed by state law).


REFUNDS. We will produce a refund not later than seven days after we receive the required documents and the written notice in good order at our Home Office. The refund will equal amounts contributed to the account plus any earnings or less any losses attributable to those contributions allocated to the variable investment options, unless otherwise required by law. Any mortality and expense risk charges deducted during the period you held the contract will not be returned. We will return any Sales and Administrative Expense Charge deducted or Insurance Rider Charge. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account.

[SIDE NOTE]

TYPES OF FEES
There are three types of fees your account may incur:
-- TRANSACTION FEES
   - Maximum Sales and Administrative Expense Charge
   - Early Withdrawal Charge
   - Allocation and Transfer Fee
   - Insurance Rider Charge
-- FEES DEDUCTED FROM INVESTMENTS IN THE SUBACCOUNTS
   - Mortality and Expense Risk Charge
-- FUND EXPENSES
TERMS TO UNDERSTAND IN THE SCHEDULES
Contract Year--The period of 12 months, measured from the contract's effective date or from any anniversary of such effective date, for which all required payments have been received.
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

TRANSACTION FEES

MAXIMUM SALES AND ADMINISTRATIVE EXPENSE CHARGE

                                          AS A PERCENTAGE OF EACH PURCHASE  AS A PERCENTAGE OF A NET
                                          PAYMENT TO THE CONTRACT:          PURCHASE PAYMENT:
403(b) plans                                                   6.00%                       6.40%
401 plans                                                      5.00%                       5.30%
HR 10 plans                                                    1.75%                       1.80%

WHEN/HOW. This fee is deducted from payments to a contract, after any deductions are made for premium taxes and/or insurance rider premiums. The amount shown in the table above is the maximum amount that we can deduct. We are currently only deducting 1.75% from each purchase payment for 403(b) contracts, 401 contracts and HR10 contracts.

PURPOSE. This fee helps reimburse us for sales and administrative expenses associated with the sale and maintenance of the contract.

EARLY WITHDRAWAL CHARGE

Withdrawal of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

AMOUNT. The charge is a percentage of the amount withdrawn from the contract. Under a 403(b) or 401 plan, there is no early withdrawal charge for termination of an individual account. Under an HR10 plan, there is no early withdrawal charge for termination of an individual account due to your death.

For HR10 and 403(b) contracts, an early withdrawal charge of 2% of the amount withdrawn will be assessed if the contract is terminated before five contract years have been completed (see sidebar), or before the tenth anniversary of the contract, whichever occurs first.

For 401 contracts the early withdrawal charge is a percentage of the amount withdrawn according to the table below:

                               401 CONTRACTS
COMPLETED CONTRACT YEARS                            EARLY WITHDRAWAL CHARGE
------------------------                            -----------------------
Less than 1                                                          5%
1 or more but fewer than 2                                           5%
2 or more but fewer than 3                                           4%
3 or more but fewer than 4                                           3%
4 or more but fewer than 5                                           2%
5 or more but fewer than 6                                           1%
6 or more                                                            0%

PURPOSE. This is a deferred sales charge. The charge reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge and the sales and administrative expense charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

ALLOCATION AND TRANSFER FEE

AMOUNT. We currently do not impose a fee for allocation changes or transfers among investment options. We reserve the right, however, to charge $10 for each allocation change or transfer in excess of 12 that occur in a calendar year.

PURPOSE. This fee reimburses us for administrative expenses associated with transferring or reallocating your dollars among investment options.

INSURANCE RIDER CHARGE
(403(b) plans only)

AMOUNT. 1% of each payment to the contract.

WHEN/HOW. This fee is deducted from contributions to the contract made on behalf of any participant for whom the rider is elected.

PURPOSE. This is an option that may be elected by the contract holder or you, if permitted by the plan, to purchase a minimum death benefit guarantee. This guarantee provides that if you die before income payments commence, the minimum death benefit will equal purchase payments (less any withdrawals) made on your behalf, regardless of the value of your account at the time of death.

Contracts issued to 401 plans contain the same guarantee, but the premium for the rider is included in the contract's sales and administrative expense charge.

FEES DEDUCTED FROM INVESTMENTS IN THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE

AMOUNT. During the accumulation phase, for 401 plans, 1.19% annually of the account value invested in the subaccounts, and for 403(b) and HR10 plans, 1.25% annually of the account value invested in the subaccounts. See "The Income Phase--Charges Deducted" for charges deducted during the income phase.

WHEN/HOW. This fee is deducted daily from the subaccounts. We do not deduct this from any fixed interest option.

PURPOSE. This fee compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.

-- The expense risk is that actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee and expenses. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

The Company receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2002, the amount of such additional payments ranged up to 0.25% annually of the average net assets held in a fund by the Company.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the funds' investment adviser and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity rates. In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. (See "Taxation.")

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- Account dollars directed to the fixed interest options, including interest earnings to date; minus

-- Any deductions from the fixed interest options (e.g. withdrawals, fees); plus

-- The current dollar value of amounts invested in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses and the mortality and expense risk charge. We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation; minus

-- The net assets of the fund held by the subaccount at the preceding valuation;
   plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

-- The total value of the subaccount units at the preceding valuation; minus

-- A daily deduction for the mortality and expense risk charge. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that your initial purchase payment is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment, the applicable AUV's after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $25 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A, and 80 accumulation units of Subaccount B.

STEP 1: An Investor has a net contribution of $5,000.

STEP 2:

A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).
B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000) divided by the current $25 AUV).

STEP 3: The separate account then purchases shares of the applicable funds at the current market value (net asset value or NAV).

[EDGAR REPRESENTATION OF PRINTED GRAPHIC]

                       $5,000 contribution

                              STEP 1
              ING Life Insurance and Annuity Company

                              STEP 2
                    VARIABLE ANNUITY ACCOUNT C
     Subaccount A          Subaccount B              Etc.
   300 accumulation      80 accumulation
        units                 units

                              STEP 3
        Fund A                Fund B

The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the New York Stock Exchange (Exchange) (normally at 4:00 p.m. Eastern Time) will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

[SIDE NOTE]
TAXES, FEES AND DEDUCTIONS
Amounts withdrawn may be subject to one or more of the following:
-- Early Withdrawal Charge. See "Fees--Early Withdrawal Charge;"
-- Market Value Adjustment. See Appendix I;
-- Tax Penalty. See "Taxation;" and/or
-- Tax Withholding. See "Taxation."
To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview--Questions: Contacting the Company."
[END SIDE NOTE]

WITHDRAWALS
----------------------------------------------

MAKING A WITHDRAWAL. Subject to Tax Code withdrawal restrictions applicable to 403(b) plans, the contract holder or you, if permitted, may withdraw all or a portion of your account value at any time during the accumulation phase.


STEPS FOR MAKING A WITHDRAWAL. The contract holder or you, if permitted by the plan must:

-- Select the withdrawal amount
   (1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any market value adjustment) and to the Fixed Account, minus any applicable early withdrawal charge.
   (2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account.

-- Select Investment Options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.
-- Properly complete a disbursement form and submit it to the Home Office.

CALCULATION OF YOUR WITHDRAWAL. Your plan determines if your account value is calculated by us or by your plan administrator. If we calculate it, we do so every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). All withdrawal amounts paid will be based on your account value as of either:

(1) The next valuation after receiving a request for withdrawal at our Home Office, or

(2) On such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your payment will be sent not later than seven calendar days following our receipt of your disbursement form in good order.

REINVESTMENT PRIVILEGE. The contracts allow one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for early withdrawal charges imposed at the time of withdrawal. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account (see Appendix I). Seek competent advice regarding the tax consequences associated with reinvestment.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
A systematic distribution option allows the contract holder, or you if permitted, to receive regular payments from your account, without moving into the income phase. By maintaining your account in the accumulation phase, certain rights and flexibility are retained and accumulation phase fees continue to apply.
[END SIDE NOTE]


WITHDRAWAL RESTRICTION FOR 403(b) PLANS. Section 403(b)(11) of the Tax Code generally prohibits withdrawal prior to your death, disability, attainment of age 59 1/2, severance from employment or financial hardship, of the following:

(1) Salary reduction contributions made after December 31, 1988;

(2) Earnings on those contributions; and

(3) Earnings during such period held on amounts as of December 31, 1988.


Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options, the account value must meet any minimum dollar amount and you must meet any age criteria applicable to that option. Check with the contract holder or the Company to determine which systematic distribution options are available under your plan.

The systematic distribution options currently available under the contract include the following:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who would like a periodic income while retaining investment flexibility for amounts accumulated under the contract.

-- ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law at age 70 1/2, and pay you that amount once a year.

-- OTHER SYSTEMATIC DISTRIBUTION OPTIONS. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or from the Home Office.

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once a systematic distribution option is elected, the contract holder, or you if permitted by the plan, may revoke it at any time by submitting a written request to our Home Office. Any revocation will apply to the amount yet to be paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected.

CHARGES AND TAXATION. When the contract holder or you, if permitted by the plan, elects a systematic distribution option for your account, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" section. Taking a withdrawal under a systematic distribution option may have tax consequences. If you are concerned about tax implications, consult a tax adviser before one of these options is elected.

DEATH BENEFIT
----------------------------------------------

The contract provides a death benefit in the event of your death, which is payable to the contract holder (usually your employer). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

-- Following your death, the contract holder (on behalf of the plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order.

-- The payment request should include selection of a benefit payment option.

-- Within seven days after we receive proof of death acceptable to us and payment request in good order at our Home Office, we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract holder and the Tax Code:

-- Lump-sum payment;

-- Payment in accordance with any of the available income phase payment options
   (see "The Income Phase--Payment Options"); or

-- If the plan beneficiary is your spouse, payment in accordance with an available Systematic Distribution Option (see "Systematic Distribution Options").

The following options are also available; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

-- Leaving your account value invested in the contract; or

-- Under some contracts, leaving your account value on deposit in the Company's general account, and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate currently credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options (see "The Income Phase--Payment Options.")

THE VALUE OF THE DEATH BENEFIT. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death in good order. Under some plans, the minimum benefit is guaranteed not to fall below the total of all payments to the account, adjusted for any partial withdrawals. Interest, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and the Guaranteed Accumulation Account prospectus.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

[SIDE NOTE]
We may have used the following terms in prior prospectuses:
ANNUITY PHASE--Income Phase
ANNUITY OPTION--Income Phase Payment Option
ANNUITY PAYMENT--Income Phase Payment
ANNUITIZATION--Initiating Income Phase Payments
[END SIDE NOTE]

THE INCOME PHASE
----------------------------------------------

During the income phase, you stop contributing dollars to your account and start receiving payments from your accumulated account value.

INITIATING INCOME PHASE PAYMENTS. At least 30 days prior to the date you want to start receiving income phase payments, the contract holder or you, if permitted by the plan, must notify us in writing of the following:

-- Payment start date;

-- Payment option (see the income phase payment options table in this section);

-- Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed or variable payments;

-- Selection of an assumed net investment rate (only if variable payments are elected); and

-- Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once a payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS PAYMENT AMOUNTS? Some of the factors that may affect the amount of your income phase payments include: your age ("adjusted" age for some contracts), your account value, the income phase payment option selected, number of guaranteed income phase payments (if any) selected, and whether variable or fixed payments are selected.

FIXED PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed income phase payment amounts do not vary over time.

VARIABLE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available during the income phase, and you may not make transfers once you enter the income phase. For variable income phase payments, an assumed net investment rate must be selected.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3 1/2%. If you select a 5% rate, your first payment will be higher, but subsequent income phase payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected. For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling the Company. (See "Contract Overview--Questions: Contacting the Company.")

MINIMUM INCOME PHASE PAYMENT AMOUNTS. The income phase payment option selected must result in one or both of the following:

-- A first payment of at least $20; or

-- Total yearly payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

CHARGES DEDUCTED. When you select an income payment phase option (one of the options listed in the tables on the following page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at our Home Office.

TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. (See "Taxation.")

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.

---------------------------------------------------------------------------------------
                         LIFETIME INCOME PHASE PAYMENT OPTIONS
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made should the
Life Income                annuitant die prior to the second payment's due date.
                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years or as otherwise specified in the contract.
                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
Life Income--              dies before we have made all the guaranteed payments, we
Guaranteed Payments        will continue to pay the beneficiary the remaining payments.
                           Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           equal to the present value of the remaining guaranteed
                           payments.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
                           It is possible that only one payment will be made should
                           both annuitants die before the second payment's due date.
                           Continuing Payments:
                           (a) This option allows a choice of 100%, 66 2/3% or 50% of
Life Income--Two Lives     the payment to continue to the surviving annuitant after the first death; or
                           (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                           DEATH BENEFIT---NONE: All payments end after the deaths of both annuitants.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for 5-30 years, or as otherwise
                           specified in the contract.
                           CONTINUING PAYMENTS: 100% of the payment will continue to
Life Income--Two           the surviving annuitant after the first death.
Lives--Guaranteed          DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
Payments                   annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the
                           contract holder, the beneficiary may elect to receive a
                           lump-sum payment equal to the present value of the remaining guaranteed payments.
---------------------------------------------------------------------------------------
                              NONLIFETIME PAYMENT OPTIONS
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: Payments generally may be fixed or
                           variable and may be made for 5-30 years. In certain cases a lump sum payment may be requested at any time (see below).
                           DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
Nonlifetime--              dies before we make all the guaranteed payments, we will
Guaranteed Payments        continue to pay the beneficiary the remaining payments.
                           Unless prohibited by a prior election of the contract
                           holder, the beneficiary may elect to receive a lump-sum
                           payment equal to the present value of the remaining
                           guaranteed payments, and we will not impose any early
                           withdrawal charge.
---------------------------------------------------------------------------------------
LUMP-SUM PAYMENT: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one sum.
CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of any remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5%
assumed net investment rate for variable payments).
Lump-sum payment will be sent within seven calendar days after we receive the request for payment in good order at our Home Office.
---------------------------------------------------------------------------------------

[SIDE NOTE]

IN THIS SECTION
I.   INTRODUCTION
    - Taxation of Gains Prior to Distribution
II.  YOUR RETIREMENT PLAN
    - Plan Types
    - The Contract and Retirement Plan
III.  WITHDRAWALS AND OTHER DISTRIBUTIONS
    - Taxation of Distributions
    - Taxation of Death Benefit Proceeds
    - 10% Penalty Tax
    - Withholding for Federal Income Tax Liability
IV.  MINIMUM DISTRIBUTION REQUIREMENTS
V.  EXCLUSIONS FROM GROSS INCOME
    - Catch-up Contributions
VI.  RULES SPECIFIC TO CERTAIN PLANS
    - Code Section 403(b) Plans
    - Code Section 401(a), 401(k) and 403(a) Plans
VII. TAXATION OF THE COMPANY
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------

I. INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

-- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

-- Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

-- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

TAXATION OF GAINS PRIOR TO DISTRIBUTION. You will generally not pay taxes on any earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code
Sections 401(a), 401(k) and 403(b) also generally defer payment of taxes on earnings until they are withdrawn (see "Taxation of Distributions" in this "Taxation" section for a discussion of how distributions under the plan are taxed.) When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

Additionally, for 403(b) plans, although earnings under the contract are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner, including participants under Code
Section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

II. YOUR RETIREMENT PLAN

The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the Code Section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which Code
Section applies to your plan.

PLAN TYPES. The contract is designed for use with retirement plans that either
(i) qualify under Code Section 403(b) or (ii) qualify under Code
Section 401(a), 401(k) or 403(a) and are established by self-employed individuals or unincorporated entities (HR 10 Plans) or by corporations.

THE CONTRACT AND RETIREMENT PLANS. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

III. WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

401(a), 401(b), 403(a) or 403(b) PLANS. All distributions from these plans are taxed as received unless:

-- The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

-- You made after-tax contributions to the plan. In this case, depending upon the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

TAXATION OF DEATH BENEFIT PROCEEDS. In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX. The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a), 401(k), 403(a) or 403(b) plan, unless one or more of the following have occurred:

-- You have attained age 59 1/2;

-- You have become disabled, as defined in the Tax Code;

-- You have died;

-- You have separated from service with the plan sponsor at or after age 55;

-- The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;

-- The withdrawal amount is made to an alternate payee under a Qualified
   Domestic Relations Order (QDRO);

-- The distribution is due to an IRS levy upon the individual's account; or

-- The distribution amount is made in substantially equal periodic payment (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, you must have separated from service with the plan sponsor.

In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY. Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

401(a), 401(k), 403(a) OR 403(b) PLANS. Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

NON-RESIDENT ALIENS. If you or a designated beneficiary is a non-resident alien, then any withholding is governed by Code Section 1441 based on the individual's citizenship, the country of domicile and treaty status.

IV. MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any designated beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   or

-- Distribution amounts.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

-- You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age
   70 1/2; or

-- Under 403(b) plans, you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your designated beneficiary, or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFIT PROCEEDS. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract, or

-- Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2003, your entire balance must be distributed to the designated beneficiary by December 31, 2008. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

-- Over the life of the designated beneficiary, or

-- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death, or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

V. EXCLUSIONS FROM GROSS INCOME

In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer for a 401(a), 401(k), 403(a) and 403(b) plan cannot exceed, generally, the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $12,000 in 2003. This limit is scheduled to increase as follows:

-- $13,000 in 2004;

-- $14,000 in 2005;

-- $15,000 in 2006.

After 2006, contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a) the amount provided for in Tax Code Section 414(v)(2)(B) and (C) as follows:

 -  $2,000 in 2003

 -  $3,000 in 2004

 -  $4,000 in 2005

 -  $5,000 in 2006 and thereafter; or

(b) the participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

Depending upon the type of plan, other catch-up provisions may be available. For advice on using the contribution catch-up provisions, please consult with your tax adviser.

VI. RULES SPECIFIC TO CERTAIN PLANS

CODE SECTION 403(b) PLANS

Under Code Section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Adverse tax consequences to the plan and/or to you may result if your designated beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Code
Section 414(p) or to the Company as collateral for a loan.

RESTRICTIONS ON DISTRIBUTIONS. Code Section 403(b)(11) restricts the distribution under Section 403(b) contracts of:

-- Salary reduction contributions made after December 31, 1988;

-- Earnings on those contributions; and

-- Earnings during such period on amounts held as of December 31, 1988.

Distribution of amounts restricted under Tax Code Section 403(b)(11) may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

TRANSFERS FROM 403(b)(7) CUSTODIAL ACCOUNTS. If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Code
Section 403(b)(7)(A)(ii).

CODE SECTION 401(a), 401(k) AND 403(a) PLANS

Code Sections 401(a), 401(k) and 403(a) permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

ASSIGNMENT OR TRANSFER OF CONTRACTS. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Code Section 414(p); or to the Company as collateral for a loan.

RESTRICTIONS ON DISTRIBUTIONS. Code Section 401(k) restricts distribution from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account if such amounts are included in determining compliance with certain nondiscrimination requirements under the Tax Code.

Subject to the terms of the 401(k) plan, distribution of these restricted amounts may only occur upon: retirement, death, attainment of age 59 1/2, disability, severance from employment, financial hardship or termination of the plan in certain circumstances.

VII. TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

                        151 Farmington Avenue
                        Hartford, Connecticut 06156

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions: Contacting the Company."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., sales and administrative expense charges, insurance rider charges, mortality and expense risk charges, and any applicable early withdrawal charges).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable sales and administrative expense charges, insurance rider charges or the early withdrawal charge. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under 401 plans and HR 10 plans, the contract holder generally has all voting rights. Under 403(b) plans, participants generally may instruct the contract holder how to vote shares attributable to their account, unless the plan provides otherwise. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

-- During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase, the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION

The Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

Aeltus Capital, Inc.                 ING Direct Funds Limited
BancWest Investment Services, Inc.   ING DIRECT Securities, Inc.
Baring Investment Services, Inc.     ING Funds Distributor, Inc.
Compulife Investor Services, Inc.    ING Furman Selz Financial
Directed Services, Inc.              Services LLC
Financial Network Investment         ING TT&S (U.S.) Securities, Inc.
  Corporation                        Locust Street Securities, Inc.
Granite Investment Services, Inc.    Multi-Financial Securities
Guaranty Brokerage Services, Inc.    Corporation
IFG Network Securities, Inc.         PrimeVest Financial Services, Inc.
ING America Equities, Inc.           Systematized Benefits
ING Barings Corp.                    Administrators, Inc.
                                     United Variable Services, Inc.
                                     VESTAX Securities Corporation
                                     Washington Square Securities, Inc.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 2% to 6% of the first year of payments to an account. Renewal commissions may also be paid on payments made after the first year and, under group contracts, asset-based service fees may be paid. The average of all commissions and asset-based service fees paid is estimated to equal approximately 3% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. In addition, the Company may provide additional compensation to its supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses. The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

THIRD PARTY COMPENSATION ARRANGEMENTS.

Occasionally:

-- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

-- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

CONTRACT MODIFICATION

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that Contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve the separate account as a party. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contracts.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contracts, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contracts.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

-- On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the Exchange is restricted;

-- When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the subaccount's assets; or

-- During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

INTENT TO CONFIRM QUARTERLY

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Performance Data

    General

    Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company."

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
------------------------------------------------------------------

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about the Guaranteed Accumulation Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option.

IN GENERAL. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a "market value adjustment," which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your representative or the Company to learn:

-- The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

-- The period of time your account dollars need to remain in the Guaranteed
   Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

DEPOSIT PERIODS. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

INTEREST RATES. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

FEES AND OTHER DEDUCTIONS.

If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

-- Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Accumulation Account prospectus;

-- Tax Penalties and/or Tax withholding--See "Taxation"; or

-- Early Withdrawal Charge--See "Fees".

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

MARKET VALUE ADJUSTMENT (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

-- If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.

-- If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

GUARANTEED TERMS. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

-- Short--term-three years or less; or

-- Long--term-ten years or less, but more than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

-- Transfer dollars to a new guaranteed term;

-- Transfer dollars to other available investment options; or

-- Withdraw dollars.

DEDUCTIONS MAY APPLY TO WITHDRAWALS. See "Fees and Other Deductions" in this section.

TRANSFER OF ACCOUNT DOLLARS. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. Transfers of the Guaranteed Accumulation Account values at the end of a guaranteed term are not counted as one of the 12 free transfers allowed for an account per calendar year.

INCOME PHASE. The Guaranteed Accumulation Account can not be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

REINVESTING AMOUNTS WITHDRAWN FROM THE GUARANTEED ACCUMULATION ACCOUNT. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment, will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

We will not credit your account for market value adjustments that were deducted at the time of withdrawal and also may not refund any taxes that were withheld.

                                  APPENDIX II
                                 FIXED ACCOUNT
------------------------------------------------------------------

-- The Fixed Account is an investment option available during the accumulation phase under the contracts.

-- Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.

-- Additional information about this option may be found in the contract.

GENERAL DISCLOSURE.

-- Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

-- Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

-- Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

INTEREST RATES.

-- The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends on the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

-- Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

CHARGES. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. (See "Fees--Early Withdrawal Charge.")

TRANSFERS. During the accumulation phase, the contract holder or you if permitted may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Home Office at least 30 days before income payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                  APPENDIX III
                        DESCRIPTION OF UNDERLYING FUNDS

------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT OVERVIEW--QUESTIONS", BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

                                       INVESTMENT ADVISER/     INVESTMENT OBJECTIVE(S)/
  FUND NAME                            SUBADVISER              SUMMARY OF PRINCIPAL INVESTMENT STRATEGIES
  ING PARTNERS, INC. -- ING MFS        ING Life Insurance and  Seeks long-term growth of capital and
    RESEARCH EQUITY PORTFOLIO          Annuity Company         future income. Invests primarily (at least
    (formerly ING MFS Research         Subadviser:             80% of net assets) in common stocks and
    Portfolio)                         Massachusetts           related securities, such as preferred
    (INITIAL CLASS)                    Financial Services      stocks, convertible securities and
                                       Company                 depositary receipts.
  ING VP BALANCED PORTFOLIO, INC.      ING Investments, LLC    Seeks to maximize investment return,
    (CLASS R SHARES)                   Subadviser: Aeltus      consistent with reasonable safety of
                                       Investment              principal, by investing in a diversified
                                       Management, Inc.        portfolio of one or more of the following
                                                               asset classes: stocks, bonds and cash
                                                               equivalents, based on the judgment of the
                                                               Portfolio's management, of which of those
                                                               sectors or mix thereof offers the best
                                                               investment prospects. Typically, maintains
                                                               approximately 60% of total assets in
                                                               equities and approximately 40% of total
                                                               assets in debt (including money market
                                                               instruments). The Portfolio may invest up
                                                               to 15% of total assets in high-yield
                                                               instruments.
  ING VP BOND PORTFOLIO                ING Investments, LLC    Seeks to maximize total return as is
    (CLASS R SHARES)                   Subadviser: Aeltus      consistent with reasonable risk, through
                                       Investment              investment in a diversified portfolio
                                       Management, Inc.        consisting of debt securities. Under
                                                               normal market conditions, invests at least
                                                               80% of net assets in high-grade corporate
                                                               bonds, mortgage-related and other
                                                               asset-backed securities, and securities
                                                               issued or guaranteed by the U.S.
                                                               Government, its agencies or
                                                               instrumentalities. The Portfolio may
                                                               invest up to 15% of total assets in
                                                               high-yield instruments and up to 25% of
                                                               total assets in foreign debt securities.
  ING VARIABLE FUNDS -- ING VP GROWTH  ING Investments, LLC    Seeks to maximize total return through
    AND INCOME PORTFOLIO               Subadviser: Aeltus      investments in a diversified portfolio of
    (CLASS R SHARES)                   Investment              common stocks and securities convertible
                                       Management, Inc.        into common stock. Under normal market
                                                               conditions, invests at least 65% of total
                                                               assets in common stocks that the
                                                               Portfolio's subadviser believes have
                                                               significant potential for capital
                                                               appreciation or income growth or both.
  ING VP MONEY MARKET PORTFOLIO        ING Investments, LLC    Seeks to provide high current return,
    (CLASS R SHARES)                   Subadviser: Aeltus      consistent with preservation of capital
                                       Investment              and liquidity, through investment in
                                       Management, Inc.        high-quality money market instruments.
                                                               Invests in a diversified portfolio of
                                                               high-quality fixed income securities
                                                               denominated in U.S. dollars, with short
                                                               remaining maturities. THERE IS NO
                                                               GUARANTEE THAT THE ING VP MONEY MARKET
                                                               SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL
                                                               RETURN.

                                  APPENDIX IV
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE I
                FINANCIAL INFORMATION FOR 403(b) AND HR 10 PLANS
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE EIGHT-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                 2002           2001           2000           1999           1998           1997            1996
                                 ----           ----           ----           ----           ----           ----            ----
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                          $13.116        $16.788        $17.796        $14.528        $11.960        $12.195(1)
Value at end of period             $9.73        $13.116        $16.788        $17.796        $14.528        $11.960
Number of accumulation
 units outstanding at end
 of period                        64,675         75,613         78,522        194,296      1,379,653        232,418
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                          $29.730        $31.424        $32.002        $28.524        $24.700        $20.419         $17.954
Value at end of period            $26.33        $29.730        $31.424        $32.002        $28.524        $24.700         $20.419
Number of accumulation
 units outstanding at end
 of period                        35,681         35,756        148,870      2,155,445      2,294,877      2,160,305       2,716,641
ING VP BOND PORTFOLIO
Value at beginning of
 period                          $62.489        $58.190        $53.738        $54.819        $51.330        $47.992         $46.913
Value at end of period            $66.86        $62.489        $58.190        $53.738        $54.819        $51.330         $47.992
Number of accumulation
 units outstanding at end
 of period                        10,637         11,856          6,930        867,416        994,987        959,336         835,724
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                         $201.929       $250.600       $284.994       $245.765       $217.359       $169.448        $137.869
Value at end of period           $149.58       $201.929       $250.600       $284.994       $245.765       $217.359        $169.448
Number of accumulation
 units outstanding at end
 of period                        10,050         10,924         11,885      1,555,542      1,747,097      1,826,355       2,071,139
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                          $47.989        $46.754        $44.501        $42.883        $41.174        $39.528         $37.988
Value at end of period            $48.16        $47.989        $46.754        $44.501        $42.883        $41.174         $39.528
Number of accumulation
 units outstanding at end
 of period                         4,469          4,461          3,601        845,679        564,537        455,502         597,656

                              1995            1994            1993
                              ----            ----            ----
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                       $14.270         $14.519         $13.379
Value at end of period        $17.954         $14.288         $14.519
Number of accumulation
 units outstanding at end
 of period                  9,193,181      21,990,186      30,784,750
ING VP BOND PORTFOLIO
Value at beginning of
 period                       $40.173         $42.283         $39.038
Value at end of period        $46.913         $40.173         $42.283
Number of accumulation
 units outstanding at end
 of period                  2,377,622       5,108,720       8,210,666
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                      $105.558        $107.925        $102.383
Value at end of period       $137.869        $105.558        $107.925
Number of accumulation
 units outstanding at end
 of period                  6,364,000      13,966,072      21,148,863
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                       $36.271         $35.282         $34.619
Value at end of period        $37.988         $36.271         $35.282
Number of accumulation
 units outstanding at end
 of period                  1,836,260       3,679,802       5,086,515

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE II
                FINANCIAL INFORMATION FOR 403(b) AND HR 10 PLANS
                    FOR CONTRACTS CONTAINING LIMITS ON FEES
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                 2002           2001           2000           1999           1998           1997
                                 ----           ----           ----           ----           ----           ----
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                          $13.116        $16.788        $17.796        $14.528        $11.960        $12.195(1)
Value at end of period             $9.73        $13.116        $16.788        $17.796        $14.528        $11.960
Number of accumulation
 units outstanding at end
 of period                         4,693          9,964         13,713         24,518         23,437         31,573
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                          $30.072        $31.710        $32.208        $28.636        $24.735        $21.980(2)
Value at end of period            $26.70        $30.072        $31.710        $32.208        $28.636        $24.735
Number of accumulation
 units outstanding at end
 of period                        55,399         84,038         93,990        129,106        149,576        178,943
ING VP BOND PORTFOLIO
Value at beginning of
 period                          $62.918        $58.502        $53.945        $54.949        $51.374        $48.971(2)
Value at end of period            $67.42        $62.918        $58.502        $53.945        $54.949        $51.374
Number of accumulation
 units outstanding at end
 of period                        14,923         15,084         18,880         22,964         24,551         39,709
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                         $204.249       $252.842       $286.829       $246.731       $217.668       $192.674(2)
Value at end of period           $151.68       $204.249       $252.842       $286.829       $246.731       $217.668
Number of accumulation
 units outstanding at end
 of period                        76,799        102,141        119,702        158,086        195,339        225,862
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                          $47.989        $46.754        $44.501        $42.883        $41.174        $40.220(2)
Value at end of period            $48.16        $47.989        $46.754        $44.501        $42.883        $41.174
Number of accumulation
 units outstanding at end
 of period                        60,017         68,117         75,481         82,224        120,539         98,560

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
(2)  Funds were first received in this option during June 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                   TABLE III
                      FINANCIAL INFORMATION FOR 401 PLANS
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE EIGHT-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                 2002           2001           2000           1999           1998           1997           1996
                                 ----           ----           ----           ----           ----           ----           ----
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                           $9.939        $12.713        $13.469        $10.989         $9.041         $9.218(1)
Value at end of period             $7.38         $9.939        $12.713        $13.469        $10.989         $9.041
Number of accumulation
 units outstanding at end
 of period                           603            603          2,584            603            603            603
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                          $29.954        $31.647        $32.205        $28.687        $24.826        $20.511        $18.024
Value at end of period            $26.55        $29.954        $31.647        $32.205        $28.687        $24.826        $20.511
Number of accumulation
 units outstanding at end
 of period                        28,567         30,860         41,042         46,578         73,629         84,065        280,547
ING VP BOND PORTFOLIO
Value at beginning of
 period                          $63.372        $58.977        $54.432        $55.494        $51.930        $48.524        $47.405
Value at end of period            $67.84        $63.372        $58.977        $54.432        $55.494        $51.930        $48.524
Number of accumulation
 units outstanding at end
 of period                        11,413         11,659         11,571         13,088         26,694         20,288         43,327
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                         $265.883       $329.769       $374.804       $323.019       $285.511       $222.444       $180.879
Value at end of period           $197.07       $265.883       $329.769       $374.804       $323.019       $285.511       $222.444
Number of accumulation
 units outstanding at end
 of period                        68,579         86,477        100,475        124,050        140,708        158,078        340,229
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                          $48.793        $47.509        $45.192        $43.523        $41.763        $40.069        $38.485
Value at end of period            $49.00        $48.793        $47.509        $45.192        $43.523        $41.763        $40.069
Number of accumulation
 units outstanding at end
 of period                        10,125         22,886         28,488         35,830         31,408         34,420         93,727

                             1995           1994           1993
                             ----           ----           ----
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period
Value at end of period
Number of accumulation
 units outstanding at end
 of period
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                      $14.336        $14.558        $13.407
Value at end of period       $18.024        $14.336        $14.558
Number of accumulation
 units outstanding at end
 of period                   393,613        756,261      1,142,268
ING VP BOND PORTFOLIO
Value at beginning of
 period                      $40.570        $42.675        $39.376
Value at end of period       $47.405        $40.570        $42.675
Number of accumulation
 units outstanding at end
 of period                    72,902        181,535        241,551
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                     $138.406       $141.424       $134.081
Value at end of period      $180.879       $138.406       $141.424
Number of accumulation
 units outstanding at end
 of period                   549,056      1,258,166      1,616,018
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                      $36.723        $35.701        $35.009
Value at end of period       $38.485        $36.723        $35.701
Number of accumulation
 units outstanding at end
 of period                   150,480        241,159        312,350

----------------------------------

FOOTNOTE FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.

                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

                                    TABLE IV
                      FINANCIAL INFORMATION FOR 401 PLANS
                    FOR CONTRACTS CONTAINING LIMITS ON FEES
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE FOUR-YEAR PERIOD ENDED DECEMBER 31, 2000 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                 2002           2001           2000           1999           1998           1997
                                 ----           ----           ----           ----           ----           ----
ING MFS RESEARCH EQUITY
PORTFOLIO
Value at beginning of
 period                           $9.939        $12.713        $13.469        $10.989         $9.041         $9.218(1)
Value at end of period             $7.38         $9.939        $12.713        $13.469        $10.989         $9.041
Number of accumulation
 units outstanding at end
 of period                           806          8,062          7,855         14,802         30,747         40,144
ING VP BALANCED
PORTFOLIO, INC.
Value at beginning of
 period                          $30.298        $31.930        $32.412        $28.800        $24.861        $22.085(2)
Value at end of period            $26.92        $30.298        $31.930        $32.412        $28.800        $24.861
Number of accumulation
 units outstanding at end
 of period                        14,400         22,073         38,739         59,325        122,358        157,309
ING VP BOND PORTFOLIO
Value at beginning of
 period                          $63.808        $59.293        $54.642        $55.625        $51.975        $49.527(2)
Value at end of period            $68.41        $63.808        $59.293        $54.642        $55.625        $51.975
Number of accumulation
 units outstanding at end
 of period                         2,461          8,586          7,879         14,745         18,271         23,539
ING VP GROWTH AND INCOME
PORTFOLIO
Value at beginning of
 period                         $268.938       $332.719       $377.218       $324.288       $285.918       $253.000(2)
Value at end of period           $199.83       $268.938       $332.719       $377.218       $324.288       $285.918
Number of accumulation
 units outstanding at end
 of period                        18,698         47,243         54,076         81,135         98,422        118,511
ING VP MONEY MARKET
PORTFOLIO
Value at beginning of
 period                          $48.793        $47.509        $45.192        $43.523        $41.763        $40.781(2)
Value at end of period            $49.00        $48.793        $47.509        $45.192        $43.523        $41.763
Number of accumulation
 units outstanding at end
 of period                         2,491         12,745         18,453         15,405         29,827         19,720

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 1997:
(1)  Funds were first received in this option during November 1997.
(2)  Funds were first received in this option during June 1997.

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                     ING LIFE INSURANCE AND ANNUITY COMPANY

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003

   Group Variable Retirement Annuity Contracts for Tax-Deferred Annuity Plans
           Under Section 403(b), Qualified 401 Plans, and HR 10 Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated May 1, 2003. The contracts offered in connection with the prospectus are group deferred variable annuity contracts funded through Variable Annuity Account C (the "separate account").

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

                     ING Life Insurance and Annuity Company
                              USFS Customer Service
                    Defined Contribution Administration, TS21
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

Page

General Information and History                                            2
Variable Annuity Account C                                                 2
Offering and Purchase of Contracts                                         3
Performance Data                                                           3
       General                                                             3
       Average Annual Total Return Quotations                              4
Income Phase Payments                                                      8
Sales Material and Advertising                                             9
Independent Auditors                                                       9
Financial Statements of the Separate Account                             S-1
Financial Statements of ING Life Insurance and Annuity Company and
  Subsidiaries                                                           F-1

                         GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954).

As of December 31, 2002, the Company and its subsidiary life company had $44 billion invested through their products, including $28 billion in their separate accounts (of which the Company or its affiliate ING Investments, LLC, manages or oversees the management of $18 billion). The Company is ranked based on assets among the top 1% of all life insurance companies rated by A.M. Best Company as of December 31, 2001.

The Company is an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

The funds currently available under the contract are as follows:

       - ING MFS RESEARCH EQUITY PORTFOLIO (INITIAL CLASS)
             (FORMERLY ING MFS RESEARCH PORTFOLIO)
       - ING VP BALANCED PORTFOLIO, INC. (CLASS R SHARES)
       - ING VP BOND  PORTFOLIO (CLASS R SHARES)
       - ING VP GROWTH AND INCOME PORTFOLIO (CLASS R SHARES)
       - ING VP MONEY MARKET PORTFOLIO (CLASS R SHARES)

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut, 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized total return"), as well as the "non-standardized total return," both of which are described below.

The standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

                                           1/N
                             TR = ((ERV/P)    ) - 1

Where:
TR = The standardized returns net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P = A hypothetical initial payment of $1,000.
N = The number of years in the period.

The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account and then adjust them to reflect the deduction of all recurring charges under the contracts during each period (e.g., mortality and expense risk charges, sales and administrative expense charges, insurance rider charges, and early withdrawal charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The total return figures shown below may be different from the actual historical total return under your contract because for periods prior to 1994, the subaccount's investment performance reflected the investment performance of the underlying fund plus any cash held by the subaccount.


The non-standardized total return figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable sales and administrative expense charge or early withdrawal charge. The deduction of these charges would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account.


Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2002 for the subaccounts under the contracts. Table A reflects the total return quotations for contracts issued under 403(b) plans; Table B reflects the total return quotations for contracts issued under 401 plans; and Table C reflects the total return quotations for contracts issued under HR 10 plans. The standardized returns for 403(b) contracts assume a mortality and expense risk charge of 1.25%, a sales and administrative expense charge of 6.00%, an insurance rider charge of 1% and the early withdrawal charge. The standardized returns for 401 contracts assume a mortality and expense risk charge of 1.19%, a sales and administrative expense charge of 5.00% and the early withdrawal charge. The standardized returns for HR 10 contracts assume a mortality and expense risk charge of 1.25%, a sales and administrative expense charge of 1.75% and the applicable early withdrawal charge. The non-standardized returns assume the same charges but do not include the sales and administrative expense charge, the insurance rider charge or the early withdrawal charge.

For the ING MFS Research Equity Portfolio, two sets of performance returns are shown for the subaccount: one showing performance based solely on the performance of the portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the ING MFS Research Equity Portfolio.


For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                     TABLE A
                                  403(b) PLANS

                                                                                                                        DATE
                                                                                                                   CONTRIBUTIONS
                                                                                     STANDARDIZED                  FIRST RECEIVED
                                                                                                                     UNDER THE
                                                                                                                  SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SINCE
                             SUBACCOUNT                                 1 YEAR     5 YEAR     10 YEAR  INCEPTION*
-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Equity Portfolio (Initial Class)                      (32.40%)    (5.43%)               (5.70%)     11/28/1997
American Century(R)VP Capital Appreciation/ING MFS Research Equity(1)  (32.40%)    (5.43%)    (0.58%)

ING VP Balanced Portfolio (Class R)(2)                                 (19.27%)    (0.17%)     6.23%
ING VP Bond Portfolio (Class R)(2)                                      (2.49%)     3.91%      4.76%
ING VP Growth and Income Portfolio (Class R)(2)                        (32.49%)    (8.54%)     3.11%
ING VP Money Market Portfolio (Class R)(2)(3)                           (8.53%)     1.70%      2.61%


                                                                                                                         FUND
                                                                                 NON-STANDARDIZED                      INCEPTION
                                                                                                                         DATE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                          SINCE
                            SUBACCOUNT                           1 YEAR   3 YEARS   5 YEARS  10 YEARS   INCEPTION**
-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Equity Portfolio (Initial Class)               (25.83%)  (18.23%)  (4.05%)               (4.34%)     11/28/1997
American Century(R)VP Capital Appreciation/ING MFS Research     (25.83%)  (18.23%)  (4.05%)   0.14%
  Equity(1)

ING VP Balanced Portfolio (Class R)(2)                          (11.42%)   (6.29%)   1.29%    7.01%
ING VP Bond Portfolio (Class R)(2)                                6.99%     7.55%    5.43%    5.52%
ING VP Growth and Income Portfolio (Class R)(2)                 (25.93%)  (19.34%)  (7.20%)   3.86%
ING VP Money Market Portfolio (Class R)(2)(3)                     0.36%     2.67%    3.18%    3.36%


Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

**   Reflects performance from the fund's inception date.

(1) The American Century VP Capital Appreciation Portfolio was replaced with the ING MFS Research Equity Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the ING MFS Research Equity Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" and the "Fund Inception Date" refer to the applicable date for the replaced fund. If no date is shown in the standardized table, contributions were first received in the replaced fund under the separate account more than ten years ago. If no date is shown in the non-standardized table the replaced fund has been in operation for more than ten years.

(2) These funds have been in operation and available through the separate account for more than ten years.

(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.16%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of the mortality and expense risk charge only; it does not reflect the deduction of 6% of purchase payments for the sales and administrative expense charge, 1.00% of purchase payments for the insurance rider charge, or the maximum 2% early withdrawal charge.

                                     TABLE B
                                    401 PLANS

                                                                                                                         DATE
                                                                                                                    CONTRIBUTIONS
                                                                                      STANDARDIZED                  FIRST RECEIVED
                                                                                                                      UNDER THE
                                                                                                                   SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        SINCE
                             SUBACCOUNT                                    1 YEAR    5 YEAR  10 YEAR  INCEPTION*
-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Equity Portfolio (Initial Class)                         (33.02%)  (5.16%)             (5.43%)       11/28/1997
American Century(R)VP Capital Appreciation/ING MFS Research Equity(1)     (33.02%)  (5.16%)  (0.31%)

ING VP Balanced Portfolio (Class R)(2)                                    (20.01%)   0.11%    6.53%
ING VP Bond Portfolio (Class R)(2)                                         (3.39%)   4.20%    5.05%
ING VP Growth and Income Portfolio (Class R)(2)                           (33.11%)  (8.28%)   3.40%
ING VP Money Market Portfolio (Class R)(2)(3)                              (9.37%)   1.99%    2.89%

                                                                                                                       FUND
                                                                               NON-STANDARDIZED                      INCEPTION
                                                                                                                       DATE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SINCE
                            SUBACCOUNT                           1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION**
-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Equity Portfolio (Initial Class)               (25.78%)  (18.19%)  (3.99%)              (4.28%)    11/28/1997
American Century(R)VP Capital Appreciation/ING MFS Research     (25.78%)  (18.18%)  (3.99%)   0.20%
  Equity(1)

ING VP Balanced Portfolio (Class R)(2)                          (11.37%)   (6.24%)   1.35%    7.07%
ING VP Bond Portfolio (Class R)(2)                                7.05%     7.62%    5.49%    5.59%
ING VP Growth and Income Portfolio (Class R)(2)                 (25.88%)  (19.29%)  (7.15%)   3.93%
ING VP Money Market Portfolio (Class R)(2)(3)                     0.42%     2.73%    3.25%    3.42%

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

**   Reflects performance from the fund's inception date.

(1) The American Century VP Capital Appreciation Portfolio was replaced with the ING MFS Research Equity Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the ING MFS Research Equity Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" and the "Fund Inception Date" refer to the applicable date for the replaced fund. If no date is shown in the standardized table, contributions were first received in the replaced fund under the separate account more than ten years ago. If no date is shown in the non-standardized table the replaced fund has been in operation for more than ten years.

(2) These funds have been in operation and available through the separate account for more than ten years.

(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.10%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of the mortality and expense risk charge only; it does not reflect the deduction of 5% of purchase payments for the sales and administrative expense charge or the maximum 5% early withdrawal charge.

                                     TABLE C
                                   HR10 PLANS

                                                                                                                       DATE
                                                                                                                  CONTRIBUTIONS
                                                                                   STANDARDIZED                   FIRST RECEIVED
                                                                                                                    UNDER THE
                                                                                                                 SEPARATE ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        SINCE
                             SUBACCOUNT                                    1 YEAR    5 YEAR  10 YEAR  INCEPTION*
-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Equity Portfolio (Initial Class)                         (28.59%)  (4.38%)             (4.67%)     11/28/1997
American Century(R)VP Capital Appreciation/ING MFS Research Equity(1)     (28.59%)  (4.38%)  (0.04%)

ING VP Balanced Portfolio (Class R)(2)                                    (14.72%)   0.93%    6.82%
ING VP Bond Portfolio (Class R)(2)                                          3.01%    5.06%    5.34%
ING VP Growth and Income Portfolio (Class R)(2)                           (28.68%)  (7.53%)   3.68%
ING VP Money Market Portfolio (Class R)(2)(3)                              (3.37%)   2.82%    3.17%



                                                                                                                          FUND
                                                                               NON-STANDARDIZED                        INCEPTION
                                                                                                                          DATE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                         SINCE
                            SUBACCOUNT                           1 YEAR   3 YEARS   5 YEARS  10 YEARS  INCEPTION**
-----------------------------------------------------------------------------------------------------------------------------------
ING MFS Research Equity Portfolio (Initial Class)               (25.83%)  (18.23%)  (4.05%)              (4.34%)       11/28/1997
American Century(R)VP Capital Appreciation/ING MFS Research     (25.83%)  (18.23%)  (4.05%)   0.14%
  Equity(1)

ING VP Balanced Portfolio (Class R)(2)                          (11.42%)   (6.29%)   1.29%    7.01%
ING VP Bond Portfolio (Class R)(2)                                6.99%     7.55%    5.43%    5.52%
ING VP Growth and Income Portfolio (Class R)(2)                 (25.93%)  (19.34%)  (7.20%)   3.86%
ING VP Money Market Portfolio (Class R)(2)(3)                     0.36%     2.67%    3.18%    3.36%

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

**   Reflects performance from the fund's inception date.

(1) The American Century VP Capital Appreciation Portfolio was replaced with the ING MFS Research Equity Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the ING MFS Research Equity Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" and the "Fund Inception Date" refer to the applicable date for the replaced fund. If no date is shown in the standardized table, contributions were first received in the replaced fund under the separate account more than ten years ago. If no date is shown in the non-standardized table the replaced fund has been in operation for more than ten years.

(2) These funds have been in operation and available through the separate account for more than ten years.

(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was (0.16%). Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of the mortality and expense risk charge only; it does not reflect the deduction of 1.75% of purchase payments for the sales and administrative expense charge or the maximum 2% early withdrawal charge.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the Annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior valuation (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the valuation occurring when the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07. *If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be ..9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements. Prior to May 3, 2001, KMPG LLP were the independent auditors for the separate account and for the Company.

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                              Financial Statements


                          Year ended December 31, 2002


                                    CONTENTS

Report of Independent Auditors             S-2

Audited Financial Statements

Statement of Assets and Liabilities        S-4
Statement of Operations                   S-14
Statements of Changes in Net Assets       S-22
Notes to Financial Statements             S-40

                         Report of Independent Auditors

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statement of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. Growth, AIM V.I. Premier Equity, American Century(R) Income & Growth, Calvert Social Balanced, Chapman DEM(R) Equity, Evergreen Special Values, Fidelity(R) VIP Equity-Income, Fidelity(R) VIP Growth, Fidelity(R) VIP High Income, Fidelity(R) VIP Overseas, Fidelity(R) VIP II ASSET MANAGER(SM), Fidelity(R) VIP II Contrafund(R), Fidelity(R) VIP II Index 500, Franklin Small Cap Value Securities, ING GET Fund - Series C, ING GET Fund - Series D, ING GET Fund - Series E, ING GET Fund - Series G, ING GET Fund - Series H, ING GET Fund - Series I, ING GET Fund - Series J, ING GET Fund - Series K, ING GET Fund - Series L, ING GET Fund - Series Q, ING GET Fund - Series S, ING VP Balanced, ING VP Bond, ING VP Emerging Markets, ING VP Money Market, ING VP Natural Resources, ING VP Strategic Allocation Balanced, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Income, ING Alger Aggressive Growth - Initial Class, ING Alger Aggressive Growth - Service Class, ING Alger Growth, ING American Century Small Cap Value, ING Baron Small Cap Growth, ING DSI Enhanced Index, ING Goldman Sachs(R) Capital Growth, ING JPMorgan Fleming International, ING JPMorgan Mid Cap Value, ING MFS Capital Opportunities, ING MFS Global Growth, ING MFS Research, ING OpCap Balanced Value, ING PIMCO Total Return, ING Salomon Brothers Aggressive Growth, ING Salomon Brothers Capital, ING Salomon Brothers Investors Value, ING T. Rowe Price Growth Equity, ING UBS Tactical Asset Allocation, ING Van Kampen Comstock, ING VP Growth and Income, ING VP Growth, ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap, ING VP International Equity, ING VP Small Company, ING VP Technology, ING VP Value Opportunity, ING VP Growth Opportunities, ING VP International Value, ING VP MagnaCap, ING VP MidCap Opportunities, ING VP SmallCap Opportunities, Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Capital Appreciation, Janus Aspen Series Flexible Income, Janus Aspen Series Growth, Janus Aspen Series Worldwide Growth, Janus Twenty, Lord Abbett Growth and Income, Lord Abbett Mid-Cap Value - Class A, Lord Abbett Mid-Cap Value, MFS(R) Total Return, Oppenheimer Aggressive Growth, Oppenheimer Developing Markets, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income, Oppenheimer Strategic Bond, Pax World Balanced, Pioneer Equity Income VCT, Pioneer Fund VCT and Pioneer Mid Cap Value VCT Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account C at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                       Statement of Assets and Liabilities

                                December 31, 2002

                                                      AIM V.I.
                                                       CAPITAL       AIM V.I. CORE       AIM V.I.        AIM V.I.
                                                    APPRECIATION         EQUITY           GROWTH      PREMIER EQUITY
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   15,302,170   $   34,727,788   $   11,402,870   $   15,976,509
                                                   -----------------------------------------------------------------
Total assets                                           15,302,170       34,727,788       11,402,870       15,976,509
                                                   -----------------------------------------------------------------

Net assets                                         $   15,302,170   $   34,727,788   $   11,402,870   $   15,976,509
                                                   =================================================================

NET ASSETS
  Accumulation units                               $   15,302,170   $   34,727,788   $   11,402,870   $   15,972,875
  Contracts in payout (annuitization) period                    -                -                -            3,634
                                                   -----------------------------------------------------------------
Total net assets                                   $   15,302,170   $   34,727,788   $   11,402,870   $   15,976,509
                                                   =================================================================

Total number of mutual fund shares                        931,355        2,044,013        1,009,104          984,988
                                                   =================================================================

Cost of mutual fund shares                         $   27,169,105   $   55,961,106   $   22,378,571   $   25,419,089
                                                   =================================================================

                                                                                     FIDELITY(R) VIP
                                                   FIDELITY(R) VIP  FIDELITY(R) VIP     II ASSET     FIDELITY(R) VIP
                                                     HIGH INCOME       OVERSEAS        MANAGER(SM)   II CONTRAFUND(R)
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $    3,569,431   $   14,075,625   $   18,234,943   $  382,355,956
                                                   -----------------------------------------------------------------
Total assets                                            3,569,431       14,075,625       18,234,943      382,355,956
                                                   -----------------------------------------------------------------

Net assets                                         $    3,569,431   $   14,075,625   $   18,234,943   $  382,355,956
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $    3,490,279   $   14,075,625   $   18,234,943   $  382,355,956
  Contracts in payout (annuitization) period               79,152                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $    3,569,431   $   14,075,625   $   18,234,943   $  382,355,956
                                                   =================================================================

Total number of mutual fund shares                        601,928        1,281,933        1,430,192       21,124,638
                                                   =================================================================

Cost of mutual fund shares                         $    3,487,045   $   14,176,712   $   23,014,744   $  441,961,812
                                                   =================================================================

SEE ACCOMPANYING NOTES.

                                                     AMERICAN
                                                     CENTURY(R)
                                                      INCOME &      CALVERT SOCIAL   CHAPMAN DEM(R)     EVERGREEN
                                                      GROWTH           BALANCED         EQUITY        SPECIAL VALUES
                                                   -----------------------------------------------------------------
ASSETS
  Investments  in  mutual  funds  at  fair value   $    1,151,538   $   49,765,944   $       50,727   $    9,367,029
                                                   -----------------------------------------------------------------
Total assets                                            1,151,538       49,765,944           50,727        9,367,029
                                                   -----------------------------------------------------------------

Net assets                                         $    1,151,538   $   49,765,944   $       50,727   $    9,367,029
                                                   =================================================================

NET ASSETS
  Accumulation units                               $    1,151,538   $   49,765,944   $       50,727   $    9,367,029
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $    1,151,538   $   49,765,944   $       50,727   $    9,367,029
                                                   =================================================================

Total number of mutual fund shares                         53,017       33,177,296            3,911          526,533
                                                   =================================================================

Cost of mutual fund shares                         $    1,255,031   $   65,503,300   $       50,688   $   10,561,926
                                                   =================================================================

                                                   FIDELITY(R) VIP  FIDELITY(R) VIP
                                                    EQUITY-INCOME       GROWTH
                                                   -------------------------------
ASSETS
  Investments  in  mutual  funds  at  fair value   $  226,894,688   $  277,743,563
                                                   -------------------------------
Total assets                                          226,894,688      277,743,563
                                                   -------------------------------

Net assets                                         $  226,894,688   $  277,743,563
                                                   ===============================

NET ASSETS
  Accumulation units                               $  226,894,688   $  277,743,563
  Contracts in payout (annuitization) period                    -                -
                                                   -------------------------------
Total net assets                                   $  226,894,688   $  277,743,563
                                                   ===============================

Total number of mutual fund shares                     12,494,201       11,849,128
                                                   ===============================

Cost of mutual fund shares                         $  287,231,109   $  488,368,114
                                                   ===============================

                                                                    FRANKLIN SMALL
                                                   FIDELITY(R) VIP     CAP VALUE      ING GET FUND     ING GET FUND
                                                    II INDEX 500      SECURITIES       - SERIES D       - SERIES E
                                                  ------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   72,668,180   $    7,950,623   $  234,065,966   $  104,443,250
                                                   -----------------------------------------------------------------
Total assets                                           72,668,180        7,950,623      234,065,966      104,443,250
                                                   -----------------------------------------------------------------

Net assets                                         $   72,668,180   $    7,950,623   $  234,065,966   $  104,443,250
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $   72,668,180   $    7,950,623   $  234,065,966   $  104,443,250
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $   72,668,180   $    7,950,623   $  234,065,966   $  104,443,250
                                                   =================================================================

Total number of mutual fund shares                        727,264          827,328       24,927,153       10,614,151
                                                   =================================================================

Cost of mutual fund shares                         $  106,118,703   $    9,107,461   $  249,676,088   $  106,632,181
                                                   =================================================================

                                                    ING GET FUND     ING GET FUND
                                                     - SERIES G       - SERIES H
                                                  --------------------------------
ASSETS
  Investments in mutual funds at fair value        $   29,756,120   $   23,281,513
                                                   -------------------------------
Total assets                                           29,756,120       23,281,513
                                                   -------------------------------

Net assets                                         $   29,756,120   $   23,281,513
                                                   ===============================

NET ASSETS:
  Accumulation units                               $   29,756,120   $   23,281,513
  Contracts in payout (annuitization) period                    -                -
                                                   -------------------------------
Total net assets                                   $   29,756,120   $   23,281,513
                                                   ===============================

Total number of mutual fund shares                      2,975,612        2,296,007
                                                   ===============================

Cost of mutual fund shares                         $   29,936,312   $   23,223,042
                                                   ===============================

                                                    ING GET FUND     ING GET FUND     ING GET FUND     ING GET FUND
                                                     - SERIES I       - SERIES J       - SERIES K       - SERIES L
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $    1,190,362   $      394,292   $    2,047,826   $    1,186,527
                                                   -----------------------------------------------------------------
Total assets                                            1,190,362          394,292        2,047,826        1,186,527
                                                   -----------------------------------------------------------------

Net assets                                         $    1,190,362   $      394,292   $    2,047,826   $    1,186,527
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $    1,190,362   $      394,292   $    2,047,826   $    1,186,527
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $    1,190,362   $      394,292   $    2,047,826   $    1,186,527
                                                   =================================================================

Total number of mutual fund shares                        117,741           39,116          199,399          117,246
                                                   =================================================================

Cost of mutual fund shares                         $    1,188,754   $      394,747   $    2,012,943   $    1,180,764
                                                   =================================================================

                                                                        ING VP           ING VP           ING VP
                                                       ING VP          STRATEGIC        STRATEGIC        STRATEGIC
                                                       NATURAL        ALLOCATION       ALLOCATION       ALLOCATION
                                                      RESOURCES        BALANCED          GROWTH           INCOME
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   11,896,576   $   47,846,175   $   56,046,181   $   31,609,658
                                                   -----------------------------------------------------------------
Total assets                                           11,896,576       47,846,175       56,046,181       31,609,658
                                                   -----------------------------------------------------------------

Net assets                                         $   11,896,576   $   47,846,175   $   56,046,181   $   31,609,658
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $   11,896,576   $   47,794,848   $   56,046,181   $   31,470,513
  Contracts in payout (annuitization) period                    -           51,327                -          139,145
                                                   -----------------------------------------------------------------
Total net assets                                   $   11,896,576   $   47,846,175   $   56,046,181   $   31,609,658
                                                   =================================================================

Total number of mutual fund shares                        981,566        4,405,725        5,184,661        2,850,285
                                                   =================================================================

Cost of mutual fund shares                         $   12,708,977   $   59,004,768   $   74,037,659   $   35,088,436
                                                   =================================================================

SEE ACCOMPANYING NOTES.

                                                    ING GET FUND     ING GET FUND        ING VP
                                                     - SERIES Q       - SERIES S        BALANCED        ING VP BOND
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $    5,031,188   $   46,557,649   $  597,925,305   $  458,177,528
                                                   -----------------------------------------------------------------
Total assets                                            5,031,188       46,557,649      597,925,305      458,177,528
                                                   -----------------------------------------------------------------

Net assets                                         $    5,031,188   $   46,557,649   $  597,925,305   $  458,177,528
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $    5,031,188   $   46,557,649   $  573,462,934   $  451,430,952
  Contracts in payout (annuitization) period                    -                -       24,462,371        6,746,576
                                                   -----------------------------------------------------------------
Total net assets                                   $    5,031,188   $   46,557,649   $  597,925,305   $  458,177,528
                                                   =================================================================

Total number of mutual fund shares                        501,114        4,623,401       55,724,632       33,863,823
                                                   =================================================================

Cost of mutual fund shares                         $    5,014,965   $   46,306,520   $  821,591,024   $  443,239,488
                                                   =================================================================

                                                       ING VP
                                                      EMERGING       ING VP MONEY
                                                       MARKETS          MARKET
                                                   -------------------------------
ASSETS
  Investments in mutual funds at fair value        $    5,019,814   $  368,845,834
                                                   -------------------------------
Total assets                                            5,019,814      368,845,834
                                                   -------------------------------

Net assets                                         $    5,019,814   $  368,845,834
                                                   ===============================

NET ASSETS:
  Accumulation units                               $    5,019,814   $  368,696,690
  Contracts in payout (annuitization) period                    -          149,144
                                                   -------------------------------
Total net assets                                   $    5,019,814   $  368,845,834
                                                   ===============================

Total number of mutual fund shares                      1,123,001       28,317,429
                                                   ===============================

Cost of mutual fund shares                         $    5,127,345   $  368,199,368
                                                   ===============================

                                                       ING ALGER        ING ALGER
                                                      AGGRESSIVE        AGGRESSIVE                       ING AMERICAN
                                                    GROWTH - INITIAL     GROWTH -         ING ALGER      CENTURY SMALL
                                                        CLASS         SERVICE CLASS        GROWTH          CAP VALUE
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $              2   $      901,506   $      254,944   $    1,833,983
                                                   -------------------------------------------------------------------
Total assets                                                      2          901,506          254,944        1,833,983
                                                   -------------------------------------------------------------------

Net assets                                         $              2   $      901,506   $      254,944   $    1,833,983
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $              2   $      901,506   $      254,944   $    1,833,983
  Contracts in payout (annuitization) period                      -                -                -                -
                                                   -------------------------------------------------------------------
Total net assets                                   $              2   $      901,506   $      254,944   $    1,833,983
                                                   ===================================================================

Total number of mutual fund shares                                -          177,113           38,686          225,029
                                                   ===================================================================

Cost of mutual fund shares                         $              -   $      946,220   $      268,953   $    1,862,566
                                                   ===================================================================

                                                      ING BARON
                                                      SMALL CAP        ING DSI
                                                       GROWTH       ENHANCED INDEX
                                                   -------------------------------
ASSETS
  Investments in mutual funds at fair value        $    3,238,742   $      125,587
                                                   -------------------------------
Total assets                                            3,238,742          125,587
                                                   -------------------------------

Net assets                                         $    3,238,742   $      125,587
                                                   ===============================

NET ASSETS:
  Accumulation units                               $    3,238,742   $      125,587
  Contracts in payout (annuitization) period                    -                -
                                                   -------------------------------
Total net assets                                   $    3,238,742   $      125,587
                                                   ===============================

Total number of mutual fund shares                        369,719           19,966
                                                   ===============================

Cost of mutual fund shares                         $    3,226,321   $      128,262
                                                   ===============================

                                                     ING GOLDMAN        ING JPMORGAN                      ING MFS
                                                   SACHS(R) CAPITAL       FLEMING       ING JPMORGAN      CAPITAL
                                                       GROWTH          INTERNATIONAL    MID CAP VALUE   OPPORTUNITIES
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $        347,106   $  107,839,182   $    1,038,243   $  129,150,107
                                                   -------------------------------------------------------------------
Total assets                                                347,106      107,839,182        1,038,243      129,150,107
                                                   -------------------------------------------------------------------

Net assets                                         $        347,106   $  107,839,182   $    1,038,243   $  129,150,107
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $        347,106   $  107,835,642   $    1,038,243   $  128,920,319
  Contracts in payout (annuitization) period                      -            3,540                -          229,788
                                                   -------------------------------------------------------------------
Total net assets                                   $        347,106   $  107,839,182   $    1,038,243   $  129,150,107
                                                   ===================================================================

Total number of mutual fund shares                           41,421       13,199,410          112,486        6,818,907
                                                   ===================================================================

Cost of mutual fund shares                         $        360,110   $  108,496,384   $    1,012,561   $  280,137,645
                                                   ===================================================================

                                                     ING SALOMON        ING T. ROWE       ING UBS          ING VAN
                                                       BROTHERS        PRICE GROWTH    TACTICAL ASSET      KAMPEN
                                                    INVESTORS VALUE       EQUITY         ALLOCATION       COMSTOCK
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $        635,447   $  169,888,791   $      474,490   $    8,174,710
                                                   -------------------------------------------------------------------
Total assets                                                635,447      169,888,791          474,490        8,174,710
                                                   -------------------------------------------------------------------

Net assets                                         $        635,447   $  169,888,791   $      474,490   $    8,174,710
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $        635,447   $  169,696,407   $      474,490   $    8,174,710
  Contracts in payout (annuitization) period                      -          192,384                -                -
                                                   -------------------------------------------------------------------
Total net assets                                   $        635,447   $  169,888,791   $      474,490   $    8,174,710
                                                   ===================================================================

Total number of mutual fund shares                           63,928        4,897,342           19,870          980,181
                                                   ===================================================================

Cost of mutual fund shares                         $        651,969   $  238,520,833   $      478,471   $    8,555,012
                                                   ===================================================================

SEE ACCOMPANYING NOTES.

                                                      ING MFS          ING MFS         ING OPCAP        ING PIMCO
                                                   GLOBAL GROWTH       RESEARCH      BALANCED VALUE    TOTAL RETURN
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $      202,106   $  114,492,117   $      515,293   $   16,278,729
                                                   -----------------------------------------------------------------
Total assets                                              202,106      114,492,117          515,293       16,278,729
                                                   -----------------------------------------------------------------

Net assets                                         $      202,106   $  114,492,117   $      515,293   $   16,278,729
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $      202,106   $  114,492,117   $      515,293   $   16,278,729
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $      202,106   $  114,492,117   $      515,293   $   16,278,729
                                                   =================================================================

Total number of mutual fund shares                         24,089       18,861,963           53,454        1,543,008
                                                   =================================================================

Cost of mutual fund shares                         $      206,850   $  193,786,491   $      496,953   $   16,088,863
                                                   =================================================================

                                                    ING SALOMON
                                                      BROTHERS
                                                     AGGRESSIVE        ING SALOMON
                                                       GROWTH       BROTHERS CAPITAL
                                                   ---------------------------------
ASSETS
  Investments in mutual funds at fair value        $  175,926,908   $        244,020
                                                   ---------------------------------
Total assets                                          175,926,908            244,020
                                                   ---------------------------------

Net assets                                         $  175,926,908   $        244,020
                                                   =================================

NET ASSETS:
  Accumulation units                               $  175,863,899   $        244,020
  Contracts in payout (annuitization) period               63,009                  -
                                                   ---------------------------------
Total net assets                                   $  175,926,908   $        244,020
                                                   =================================

Total number of mutual fund shares                      6,676,543             20,386
                                                   =================================

Cost of mutual fund shares                         $  334,595,176   $        248,054
                                                   =================================

                                                        ING VP
                                                      GROWTH AND          ING VP        ING VP INDEX     ING VP INDEX
                                                        INCOME            GROWTH        PLUS LARGECAP     PLUS MIDCAP
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $  2,141,417,737   $   76,538,648   $  378,460,454   $  144,261,308
                                                   -------------------------------------------------------------------
Total assets                                          2,141,417,737       76,538,648      378,460,454      144,261,308
                                                   -------------------------------------------------------------------

Net assets                                         $  2,141,417,737   $   76,538,648   $  378,460,454   $  144,261,308
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $  1,990,415,867   $   76,358,588   $  376,938,885   $  144,261,308
  Contracts in payout (annuitization) period            151,001,870          180,060        1,521,569                -
                                                   -------------------------------------------------------------------
Total net assets                                   $  2,141,417,737   $   76,538,648   $  378,460,454   $  144,261,308
                                                   ===================================================================

Total number of mutual fund shares                      147,683,982       11,173,525       34,881,148       12,163,685
                                                   ===================================================================

Cost of mutual fund shares                         $  4,531,485,244   $  161,832,623   $  594,877,437   $  166,481,077
                                                   ===================================================================

                                                                        ING VP
                                                    ING VP INDEX    INTERNATIONAL
                                                    PLUS SMALLCAP       EQUITY
                                                   -------------------------------
ASSETS
  Investments in mutual funds at fair value        $   54,578,838   $    8,248,014
                                                   -------------------------------
Total assets                                           54,578,838        8,248,014
                                                   -------------------------------

Net assets                                         $   54,578,838   $    8,248,014
                                                   ===============================

NET ASSETS:
  Accumulation units                               $   54,578,838   $    8,248,014
  Contracts in payout (annuitization) period                    -                -
                                                   -------------------------------
Total net assets                                   $   54,578,838   $    8,248,014
                                                   ===============================

Total number of mutual fund shares                      5,485,310        1,426,992
                                                   ===============================

Cost of mutual fund shares                         $   62,998,466   $    8,178,095
                                                   ===============================

                                                                                                          ING VP
                                                    ING VP SMALL        ING VP        ING VP VALUE        GROWTH
                                                       COMPANY        TECHNOLOGY      OPPORTUNITY     OPPORTUNITIES
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $  115,084,753   $   23,001,421   $  115,345,438   $      158,478
                                                   -----------------------------------------------------------------
Total assets                                          115,084,753       23,001,421      115,345,438          158,478
                                                   -----------------------------------------------------------------

Net assets                                         $  115,084,753   $   23,001,421   $  115,345,438   $      158,478
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $  114,964,528   $   23,001,421   $  115,345,438   $      158,478
  Contracts in payout (annuitization) period              120,225                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $  115,084,753   $   23,001,421   $  115,345,438   $      158,478
                                                   =================================================================

Total number of mutual fund shares                      9,026,255        8,647,151       11,806,084           42,261
                                                   =================================================================

Cost of mutual fund shares                         $  135,422,314   $   28,733,349   $  162,987,582   $      180,770
                                                   =================================================================

                                                                                                        JANUS ASPEN
                                                    JANUS ASPEN       JANUS ASPEN                         SERIES
                                                   SERIES CAPITAL   SERIES FLEXIBLE    JANUS ASPEN       WORLDWIDE
                                                    APPRECIATION        INCOME        SERIES GROWTH       GROWTH
                                                   ------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $    2,019,288   $    92,270,717   $  199,166,215   $  513,442,582
                                                   ------------------------------------------------------------------
Total assets                                            2,019,288        92,270,717      199,166,215      513,442,582
                                                   ------------------------------------------------------------------

Net assets                                         $    2,019,288   $    92,270,717   $  199,166,215   $  513,442,582
                                                   ==================================================================

NET ASSETS:
  Accumulation units                               $    2,019,288   $    92,270,717   $  198,755,985   $  512,890,464
  Contracts in payout (annuitization) period                    -                 -          410,230          552,118
                                                   ------------------------------------------------------------------
Total net assets                                   $    2,019,288   $    92,270,717   $  199,166,215   $  513,442,582
                                                   ==================================================================

Total number of mutual fund shares                        117,128         7,501,684       13,632,184       24,391,572
                                                   ==================================================================

Cost of mutual fund shares                         $    2,177,031   $    89,156,434   $  390,279,371   $  845,300,790
                                                   ==================================================================

SEE ACCOMPANYING NOTES.

                                                        ING VP                             ING VP           ING VP
                                                    INTERNATIONAL          ING VP          MIDCAP          SMALLCAP
                                                        VALUE             MAGNACAP      OPPORTUNITIES    OPPORTUNITIES
                                                   -------------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $     12,824,988   $      543,704   $      456,669   $    2,239,400
                                                   -------------------------------------------------------------------
Total assets                                             12,824,988          543,704          456,669        2,239,400
                                                   -------------------------------------------------------------------

Net assets                                         $     12,824,988   $      543,704   $      456,669   $    2,239,400
                                                   ===================================================================

NET ASSETS:
  Accumulation units                               $     12,824,988   $      543,704   $      456,669   $    2,239,400
  Contracts in payout (annuitization) period                      -                -                -                -
                                                   -------------------------------------------------------------------
Total net assets                                   $     12,824,988   $      543,704   $      456,669   $    2,239,400
                                                   ===================================================================

Total number of mutual fund shares                        1,491,278           79,722          101,482          210,272
                                                   ===================================================================

Cost of mutual fund shares                         $     14,075,662   $      602,186   $      481,168   $    2,965,983
                                                   ===================================================================

                                                      JANUS ASPEN
                                                   SERIES AGGRESSIVE     JANUS ASPEN
                                                         GROWTH        SERIES BALANCED
                                                   ------------------------------------
ASSETS
  Investments in mutual funds at fair value        $     369,183,603   $    353,540,115
                                                   ------------------------------------
Total assets                                             369,183,603        353,540,115
                                                   ------------------------------------

Net assets                                         $     369,183,603   $    353,540,115
                                                   ====================================

NET ASSETS:
  Accumulation units                               $     369,183,603   $    353,540,115
  Contracts in payout (annuitization) period                       -                  -
                                                   ------------------------------------
Total net assets                                   $     369,183,603   $    353,540,115
                                                   ====================================

Total number of mutual fund shares                        23,307,046         17,170,477
                                                   ====================================

Cost of mutual fund shares                         $   1,026,974,501   $    406,085,791
                                                   ====================================

                                                                      LORD ABBETT      LORD ABBETT
                                                                      GROWTH AND      MID-CAP VALUE     LORD ABBETT
                                                    JANUS TWENTY        INCOME          - CLASS A      MID-CAP VALUE
                                                   -----------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $      382,575   $   12,172,231   $       21,419   $   10,124,322
                                                   -----------------------------------------------------------------
Total assets                                              382,575       12,172,231           21,419       10,124,322
                                                   -----------------------------------------------------------------

Net assets                                         $      382,575   $   12,172,231   $       21,419   $   10,124,322
                                                   =================================================================

NET ASSETS:
  Accumulation units                               $      382,575   $   12,172,231   $       21,419   $   10,124,322
  Contracts in payout (annuitization) period                    -                -                -                -
                                                   -----------------------------------------------------------------
Total net assets                                   $      382,575   $   12,172,231   $       21,419   $   10,124,322
                                                   =================================================================

Total number of mutual fund shares                         13,188          646,428            1,392          730,471
                                                   =================================================================

Cost of mutual fund shares                         $      522,388   $   13,083,528   $       21,216   $   10,553,740
                                                   =================================================================

                                                                     OPPENHEIMER
                                                     MFS(R) TOTAL    AGGRESSIVE
                                                       RETURN          GROWTH
                                                   -------------------------------
ASSETS
  Investments in mutual funds at fair value        $   39,338,031   $        2,970
                                                   -------------------------------
Total assets                                           39,338,031            2,970
                                                   -------------------------------

Net assets                                         $   39,338,031   $        2,970
                                                   ===============================

NET ASSETS:
  Accumulation units                               $   39,338,031   $            -
  Contracts in payout (annuitization) period                    -            2,970
                                                   -------------------------------
Total net assets                                   $   39,338,031   $        2,970
                                                   ===============================

Total number of mutual fund shares                      2,295,101              102
                                                   ===============================

Cost of mutual fund shares                         $   41,792,393   $        3,667
                                                   ===============================

                                                                                    OPPENHEIMER
                                                    OPPENHEIMER     OPPENHEIMER     MAIN STREET
                                                    DEVELOPING        GLOBAL          GROWTH &      OPPENHEIMER
                                                      MARKETS       SECURITIES        INCOME       STRATEGIC BOND
                                                   --------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   1,294,154   $ 117,399,787   $      28,115   $   16,661,898
                                                   --------------------------------------------------------------
Total assets                                           1,294,154     117,399,787          28,115       16,661,898
                                                   --------------------------------------------------------------

Net assets                                         $   1,294,154   $ 117,399,787   $      28,115   $   16,661,898
                                                   ==============================================================

NET ASSETS:
  Accumulation units                               $   1,294,154   $ 117,399,787   $           -   $   16,650,286
  Contracts in payout (annuitization) period                   -               -          28,115           11,612
                                                   --------------------------------------------------------------
Total net assets                                   $   1,294,154   $ 117,399,787   $      28,115   $   16,661,898
                                                   ==============================================================

Total number of mutual fund shares                       100,556       6,632,756           1,835        3,645,930
                                                   ==============================================================

Cost of mutual fund shares                         $   1,264,228   $ 149,703,343   $      33,098   $   16,181,796
                                                   ==============================================================

SEE ACCOMPANYING NOTES.

                                                     PAX WORLD     PIONEER EQUITY    PIONEER FUND    PIONEER MID
                                                     BALANCED        INCOME VCT          VCT        CAP VALUE VCT
                                                   --------------------------------------------------------------
ASSETS
  Investments in mutual funds at fair value        $   1,604,811   $    3,782,466   $     431,901   $   2,143,337
                                                   --------------------------------------------------------------
Total assets                                           1,604,811        3,782,466         431,901       2,143,337
                                                   --------------------------------------------------------------

Net assets                                         $   1,604,811   $    3,782,466   $     431,901   $   2,143,337
                                                   ==============================================================

NET ASSETS:
  Accumulation units                               $   1,604,811   $    3,782,466   $     431,901   $   2,143,337
  Contracts in payout (annuitization) period                   -                -               -               -
                                                   --------------------------------------------------------------
Total net assets                                   $   1,604,811   $    3,782,466   $     431,901   $   2,143,337
                                                   ==============================================================

Total number of mutual fund shares                        90,057          250,329          28,266         143,463
                                                   ==============================================================

Cost of mutual fund shares                         $   1,768,536   $    3,950,199   $     447,852   $   2,237,693
                                                   ==============================================================

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                             Statement of Operations

                      For the year ended December 31, 2002

                                                        AIM V.I.                                       AIM V.I.
                                                        CAPITAL        AIM V.I.        AIM V.I.        PREMIER
                                                     APPRECIATION    CORE EQUITY       GROWTH          EQUITY
                                                     ------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $          -    $    128,392    $          -    $     64,509
                                                     ------------------------------------------------------------
Total investment income                                         -         128,392               -          64,509

Expenses:
  Mortality and expense risk and other charges            182,097         428,397         144,737         197,291
                                                     ------------------------------------------------------------
Total expenses                                            182,097         428,397         144,737         197,291
                                                     ------------------------------------------------------------
Net investment income (loss)                             (182,097)       (300,005)       (144,737)       (132,782)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                (3,280,466)     (5,332,064)     (5,229,503)     (3,657,522)
Capital gains distributions                                     -               -               -               -
                                                     ------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                          (3,280,466)     (5,332,064)     (5,229,503)     (3,657,522)

Net unrealized appreciation (depreciation) of
  investments                                          (1,536,061)     (1,623,467)        109,770      (3,590,929)
                                                     ------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $ (4,998,624)   $ (7,255,536)   $ (5,264,470)   $ (7,381,233)
                                                     ============================================================

                                                                                                               FRANKLIN
                                                     FIDELITY(R) VIP    FIDELITY(R) VIP                       SMALL CAP
                                                        II ASSET              II           FIDELITY(R) VIP      VALUE
                                                       MANAGER(SM)       CONTRAFUND(R)      II INDEX 500      SECURITIES
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $       791,164    $     2,996,178    $     1,112,964   $     22,089
                                                     --------------------------------------------------------------------
Total investment income                                      791,164          2,996,178          1,112,964         22,089

Expenses:
  Mortality and expense risk and other charges               199,891          4,047,005            853,969         45,518
                                                     --------------------------------------------------------------------
Total expenses                                               199,891          4,047,005            853,969         45,518
                                                     --------------------------------------------------------------------
Net investment income (loss)                                 591,273         (1,050,827)           258,995        (23,429)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (683,859)         3,612,614         (5,339,241)      (435,223)
Capital gains distributions                                        -                  -                  -        154,511
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (683,859)         3,612,614         (5,339,241)      (280,712)

Net unrealized appreciation (depreciation) of
  investments                                             (2,081,878)       (44,845,411)       (17,807,942)    (1,169,760)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $    (2,174,464)   $   (42,283,624)   $   (22,888,188)  $ (1,473,901)
                                                     ====================================================================

SEE ACCOMPANYING NOTES.

                                                        AMERICAN
                                                        CENTURY(R)         CALVERT
                                                        INCOME &            SOCIAL          CHAPMAN          EVERGREEN
                                                         GROWTH            BALANCED       DEM(R) EQUITY    SPECIAL VALUES
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $       11,574    $    1,460,463    $            -    $            -
                                                     --------------------------------------------------------------------
Total investment income                                      11,574         1,460,463                 -                 -
                                                     --------------------------------------------------------------------

Expenses:
  Mortality and expense risk and other charges                9,389           556,045             1,021            77,529
                                                     --------------------------------------------------------------------
Total expenses                                                9,389           556,045             1,021            77,529
                                                     --------------------------------------------------------------------
Net investment income (loss)                                  2,185           904,418            (1,021)          (77,529)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (137,793)         (503,998)          (37,967)         (136,508)
Capital gains distributions                                       -                 -                 -           280,813
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (137,793)         (503,998)          (37,967)          144,305
                                                     --------------------------------------------------------------------

Net unrealized appreciation (depreciation) of
  investments                                               (89,471)       (8,105,310)           (7,677)       (1,182,263)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     (225,079)   $   (7,704,890)   $      (46,665)   $   (1,115,487)
                                                     ====================================================================

                                                     FIDELITY(R) VIP   FIDELITY(R) VIP  FIDELITY(R) VIP    FIDELITY(R) VIP
                                                      EQUITY-INCOME        GROWTH          HIGH INCOME        OVERSEAS
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $    3,847,730    $      826,831    $      267,544    $      107,102
                                                     --------------------------------------------------------------------
Total investment income                                   3,847,730           826,831           267,544           107,102

Expenses:
  Mortality and expense risk and other charges            2,562,270         3,532,603            29,104           170,215
                                                     --------------------------------------------------------------------
Total expenses                                            2,562,270         3,532,603            29,104           170,215
                                                     --------------------------------------------------------------------
Net investment income (loss)                              1,285,460        (2,705,772)          238,440           (63,113)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (1,489,070)       (3,719,368)         (294,898)       (1,463,601)
Capital gains distributions                               5,237,189                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                             3,748,119        (3,719,368)         (294,898)       (1,463,601)

Net unrealized appreciation (depreciation) of
  investments                                           (54,582,388)     (119,137,622)          132,233           234,402
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (49,548,809)   $ (125,562,762)   $       75,775    $   (1,292,312)
                                                     ====================================================================

                                                        ING GET         ING GET          ING GET          ING GET
                                                     FUND - SERIES   FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                           C               D                E                G
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           -   $  11,223,143    $   4,475,555    $   1,217,952
                                                     ---------------------------------------------------------------
Total investment income                                          -      11,223,143        4,475,555        1,217,952

Expenses:
  Mortality and expense risk and other charges                   -       3,462,868        1,504,579          439,400
                                                     ---------------------------------------------------------------
Total expenses                                                   -       3,462,868        1,504,579          439,400
                                                     ---------------------------------------------------------------
Net investment income (loss)                                     -       7,760,275        2,970,976          778,552

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                          -      (3,074,187)        (463,497)         (98,487)
Capital gains distributions                                      -               -                -                -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                    -      (3,074,187)        (463,497)         (98,487)

Net unrealized appreciation (depreciation) of
  investments                                                    -      (6,395,383)         395,754          396,324
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $           -   $  (1,709,295)   $   2,903,233    $   1,076,389
                                                     ===============================================================

                                                        ING GET          ING GET          ING GET          ING GET
                                                     FUND - SERIES    FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                           H                I                J                K
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $     884,658    $      43,214    $      13,444    $      59,139
                                                     ----------------------------------------------------------------
Total investment income                                    884,658           43,214           13,444           59,139

Expenses:
  Mortality and expense risk and other charges             337,023           21,316            6,731           29,131
                                                     ----------------------------------------------------------------
Total expenses                                             337,023           21,316            6,731           29,131
                                                     ----------------------------------------------------------------
Net investment income (loss)                               547,635           21,898            6,713           30,008

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (18,834)            (569)            (125)          (1,488)
Capital gains distributions                                      -                -                -                -
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (18,834)            (569)            (125)          (1,488)

Net unrealized appreciation (depreciation) of
  investments                                              261,776           20,808            9,404           61,491
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     790,577    $      42,137    $      15,992    $      90,011
                                                     ================================================================

                                                        ING GET          ING GET         ING GET
                                                     FUND - SERIES    FUND - SERIES   FUND - SERIES      ING VP
                                                           L                Q               S           BALANCED
                                                     -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $         643    $      98,661   $     297,798   $  7,228,682
                                                     -------------------------------------------------------------
Total investment income                                        643           98,661         297,798      7,228,682

Expenses:
  Mortality and expense risk and other charges              15,737           58,960         213,567      7,557,547
                                                     -------------------------------------------------------------
Total expenses                                              15,737           58,960         213,567      7,557,547
                                                     -------------------------------------------------------------
Net investment income (loss)                               (15,094)          39,701          84,231       (328,865)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (3,830)           1,001           1,225    (34,343,919)
Capital gains distributions                                      -                -               -              -
                                                     -------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (3,830)           1,001           1,225    (34,343,919)

Net unrealized appreciation (depreciation) of
  investments                                               33,101           14,598         251,129    (50,313,550)
                                                     -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      14,177    $      55,300   $     336,585   $(84,986,334)
                                                     =============================================================

                                                       ING ALGER                            ING
                                                      AGGRESSIVE                          AMERICAN       ING BARON
                                                        GROWTH -        ING ALGER      CENTURY SMALL     SMALL CAP
                                                     SERVICE CLASS       GROWTH          CAP VALUE        GROWTH
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           -    $           -    $         397    $          -
                                                     ---------------------------------------------------------------
Total investment income                                          -                -              397               -

Expenses:
  Mortality and expense risk and other charges               3,836              874            8,884          12,030
                                                     ---------------------------------------------------------------
Total expenses                                               3,836              874            8,884          12,030
                                                     ---------------------------------------------------------------
Net investment income (loss)                                (3,836)            (874)          (8,487)        (12,030)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (31,634)          (3,216)        (121,450)        (91,546)
Capital gains distributions                                      -                -                -               -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (31,634)          (3,216)        (121,450)        (91,546)

Net unrealized appreciation (depreciation) of
  investments                                              (44,714)         (14,009)         (28,584)         12,422
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     (80,184)   $     (18,099)   $    (158,521)   $    (91,154)
                                                     ===============================================================

SEE ACCOMPANYING NOTES.

                                                                        ING VP                            ING VP
                                                                       EMERGING           ING VP          NATURAL
                                                      ING VP BOND       MARKETS        MONEY MARKET      RESOURCES
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $  13,979,625   $           -    $  14,043,117    $      22,713
                                                     ---------------------------------------------------------------
Total investment income                                 13,979,625               -       14,043,117           22,713

Expenses:
  Mortality and expense risk and other charges           4,627,415          60,027        3,562,468          130,706
                                                     ---------------------------------------------------------------
Total expenses                                           4,627,415          60,027        3,562,468          130,706
                                                     ---------------------------------------------------------------
Net investment income (loss)                             9,352,210         (60,027)      10,480,649         (107,993)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  1,537,440         (12,437)      (7,043,074)        (496,464)
Capital gains distributions                              1,998,967               -                -                -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                            3,536,407         (12,437)      (7,043,074)        (496,464)

Net unrealized appreciation (depreciation) of
  investments                                           16,434,247        (364,864)      (1,171,791)          60,037
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  29,322,864   $    (437,328)   $   2,265,784    $    (544,420)
                                                     ===============================================================

                                                         ING VP           ING VP           ING VP       ING ALGER
                                                       STRATEGIC        STRATEGIC        STRATEGIC      AGGRESSIVE
                                                       ALLOCATION       ALLOCATION       ALLOCATION       GROWTH -
                                                        BALANCED          GROWTH           INCOME      INITIAL CLASS
                                                     ---------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $   1,355,671    $   1,073,695    $   1,180,083   $           -
                                                     ---------------------------------------------------------------
Total investment income                                  1,355,671        1,073,695        1,180,083               -

Expenses:
  Mortality and expense risk and other charges             586,135          682,897          378,761               -
                                                     ---------------------------------------------------------------
Total expenses                                             586,135          682,897          378,761               -
                                                     ---------------------------------------------------------------
Net investment income (loss)                               769,536          390,798          801,322               -

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (1,102,064)      (1,461,955)        (969,993)              -
Capital gains distributions                                      -                -                -               -
                                                     ---------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                           (1,102,064)      (1,461,955)        (969,993)              -

Net unrealized appreciation (depreciation) of
  investments                                           (5,686,989)      (8,837,831)      (1,818,919)              -
                                                     ---------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (6,019,517)   $  (9,908,988)   $  (1,987,590)  $           -
                                                     ===============================================================

                                                                       ING GOLDMAN         ING              ING
                                                        ING DSI          SACHS(R)        JPMORGAN         JPMORGAN
                                                        ENHANCED         CAPITAL          FLEMING         MID CAP
                                                         INDEX           GROWTH        INTERNATIONAL       VALUE
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $          30    $           7    $     787,040    $       1,944
                                                     ----------------------------------------------------------------
Total investment income                                         30                7          787,040            1,944

Expenses:
  Mortality and expense risk and other charges                 515            1,118        1,357,529            4,541
                                                     ----------------------------------------------------------------
Total expenses                                                 515            1,118        1,357,529            4,541
                                                     ----------------------------------------------------------------
Net investment income (loss)                                  (485)          (1,111)        (570,489)          (2,597)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (4,889)          (4,786)     (16,743,987)         (24,056)
Capital gains distributions                                      2                -                -                -
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (4,887)          (4,786)     (16,743,987)         (24,056)

Net unrealized appreciation (depreciation) of
  investments                                               (2,676)         (13,003)      (1,962,516)          25,682
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      (8,048)   $     (18,900)   $ (19,276,992)   $        (971)
                                                     ================================================================

                                                        ING MFS          ING MFS                          ING OPCAP
                                                        CAPITAL          GLOBAL          ING MFS          BALANCED
                                                     OPPORTUNITIES       GROWTH          RESEARCH          VALUE
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           -    $           -    $     289,444    $          63
                                                     ----------------------------------------------------------------
Total investment income                                          -                -          289,444               63

Expenses:
  Mortality and expense risk and other charges           1,732,432              804        1,536,082            1,534
                                                     ----------------------------------------------------------------
Total expenses                                           1,732,432              804        1,536,082            1,534
                                                     ----------------------------------------------------------------
Net investment income (loss)                            (1,732,432)            (804)      (1,246,638)          (1,471)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                (12,395,860)          (6,443)      (9,551,678)          (3,740)
Capital gains distributions                                      -                -                -            2,338
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                          (12,395,860)          (6,443)      (9,551,678)          (1,402)

Net unrealized appreciation (depreciation) of
  investments                                          (50,689,147)          (4,744)     (32,212,734)          18,340
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $ (64,817,439)   $     (11,991)   $ (43,011,050)   $      15,467
                                                     ================================================================

                                                                        ING SALOMON                       ING SALOMON
                                                                         BROTHERS         ING SALOMON      BROTHERS
                                                       ING PIMCO        AGGRESSIVE          BROTHERS      INVESTORS
                                                      TOTAL RETURN        GROWTH            CAPITAL         VALUE
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $      219,968   $            -    $           62    $        90
                                                     ----------------------------------------------------------------
Total investment income                                     219,968                -                62             90

Expenses:
  Mortality and expense risk and other charges               61,457        2,396,499               792          1,884
                                                     ----------------------------------------------------------------
Total expenses                                               61,457        2,396,499               792          1,884
                                                     ----------------------------------------------------------------
Net investment income (loss)                                158,511       (2,396,499)             (730)        (1,794)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      42,596      (13,795,581)           (8,746)       (15,888)
Capital gains distributions                                 162,107                -               846            281
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               204,703      (13,795,581)           (7,900)       (15,607)

Net unrealized appreciation (depreciation) of
  investments                                               189,866      (90,735,538)           (4,034)       (16,522)
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      553,080   $ (106,927,618)   $      (12,664)   $   (33,923)
                                                     ================================================================

                                                        ING VP                                              ING VP
                                                     INTERNATIONAL    ING VP SMALL         ING VP           VALUE
                                                        EQUITY           COMPANY         TECHNOLOGY      OPPORTUNITY
                                                     ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $      20,925    $     603,053    $           -    $     540,931
                                                     ----------------------------------------------------------------
Total investment income                                     20,925          603,053                -          540,931

Expenses:
  Mortality and expense risk and other charges             101,418        1,343,632          297,117        1,267,757
                                                     ----------------------------------------------------------------
Total expenses                                             101,418        1,343,632          297,117        1,267,757
                                                     ----------------------------------------------------------------
Net investment income (loss)                               (80,493)        (740,579)        (297,117)        (726,826)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (2,402,176)     (11,913,057)     (19,417,666)      (5,359,974)
Capital gains distributions                                      -                -                -                -
                                                     ----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                           (2,402,176)     (11,913,057)     (19,417,666)      (5,359,974)

Net unrealized appreciation (depreciation) of
  investments                                             (404,888)     (23,959,831)       3,470,330      (33,841,501)
                                                     ----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (2,887,557)   $ (36,613,467)   $ (16,244,453)   $ (39,928,301)
                                                     ================================================================

SEE ACCOMPANYING NOTES.

                                                       ING T. ROWE         ING UBS          ING VAN            ING VP
                                                      PRICE GROWTH     TACTICAL ASSET        KAMPEN          GROWTH AND
                                                         EQUITY          ALLOCATION         COMSTOCK           INCOME
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $      381,611    $            -    $       36,689    $   23,373,556
                                                     --------------------------------------------------------------------
Total investment income                                     381,611                 -            36,689        23,373,556

Expenses:
  Mortality and expense risk and other charges            2,059,694             1,505            33,858        30,805,558
                                                     --------------------------------------------------------------------
Total expenses                                            2,059,694             1,505            33,858        30,805,558
                                                     --------------------------------------------------------------------
Net investment income (loss)                             (1,678,083)           (1,505)            2,831        (7,432,002)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                  (2,973,217)          (12,258)           (9,269)     (453,545,995)
Capital gains distributions                                       -               327                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                            (2,973,217)          (11,931)           (9,269)     (453,545,995)

Net unrealized appreciation (depreciation) of
  investments                                           (50,934,167)           (3,982)         (380,302)     (363,306,637)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (55,585,467)   $      (17,418)   $     (386,740)   $ (824,284,634)
                                                     ====================================================================

                                                         ING VP         ING VP INDEX      ING VP INDEX     ING VP INDEX
                                                         GROWTH         PLUS LARGECAP     PLUS MIDCAP      PLUS SMALLCAP
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $            -    $    1,014,319    $      520,136    $       72,685
                                                     --------------------------------------------------------------------
Total investment income                                           -         1,014,319           520,136            72,685

Expenses:
  Mortality and expense risk and other charges            1,010,818         4,418,330         1,337,220           497,647
                                                     --------------------------------------------------------------------
Total expenses                                            1,010,818         4,418,330         1,337,220           497,647
                                                     --------------------------------------------------------------------
Net investment income (loss)                             (1,010,818)       (3,404,011)         (817,084)         (424,962)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                 (10,291,958)      (14,023,982)       (2,146,769)       (1,081,750)
Capital gains distributions                                       -                 -                 -           587,912
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                           (10,291,958)      (14,023,982)       (2,146,769)         (493,838)

Net unrealized appreciation (depreciation) of
  investments                                           (23,361,352)      (92,338,545)      (20,159,691)       (9,009,053)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $  (34,664,128)   $ (109,766,538)   $  (23,123,544)   $   (9,927,853)
                                                     ====================================================================

                                                         ING VP           ING VP                             ING VP
                                                         GROWTH        INTERNATIONAL         ING VP           MIDCAP
                                                      OPPORTUNITIES       VALUE             MAGNACAP       OPPORTUNITIES
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $            -    $       61,973    $        3,826    $            -
                                                     --------------------------------------------------------------------
Total investment income                                           -            61,973             3,826                 -

Expenses:
  Mortality and expense risk and other charges                  828            66,992             2,666             2,259
                                                     --------------------------------------------------------------------
Total expenses                                                  828            66,992             2,666             2,259
                                                     --------------------------------------------------------------------
Net investment income (loss)                                   (828)           (5,019)            1,160            (2,259)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (13,616)         (281,022)           (2,679)          (45,113)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                               (13,616)         (281,022)           (2,679)          (45,113)

Net unrealized appreciation (depreciation) of
  investments                                               (22,292)       (1,267,175)          (58,482)          (24,387)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      (36,736)   $   (1,553,216)   $      (60,001)   $      (71,759)
                                                     ====================================================================

                                                                         JANUS ASPEN                         JANUS ASPEN
                                                         ING VP            SERIES         JANUS ASPEN          SERIES
                                                        SMALLCAP         AGGRESSIVE         SERIES            CAPITAL
                                                      OPPORTUNITIES        GROWTH          BALANCED         APPRECIATION
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $            -    $            -    $    8,885,698    $        4,158
                                                     --------------------------------------------------------------------
Total investment income                                           -                 -         8,885,698             4,158

Expenses:
  Mortality and expense risk and other charges               10,280         4,630,101         3,709,235            12,486
                                                     --------------------------------------------------------------------
Total expenses                                               10,280         4,630,101         3,709,235            12,486
                                                     --------------------------------------------------------------------
Net investment income (loss)                                (10,280)       (4,630,101)        5,176,463            (8,328)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (143,015)      (29,446,934)        3,603,487           (56,944)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (143,015)      (29,446,934)        3,603,487           (56,944)

Net unrealized appreciation (depreciation) of
  investments                                              (729,426)     (125,670,540)      (36,599,136)         (142,085)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     (882,721)   $ (159,747,575)   $  (27,819,186)   $     (207,357)
                                                     ====================================================================

                                                                                         JANUS ASPEN
                                                       JANUS ASPEN                         SERIES
                                                     SERIES FLEXIBLE    JANUS ASPEN       WORLDWIDE
                                                         INCOME        SERIES GROWTH       GROWTH        JANUS TWENTY
                                                     -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $     3,369,022   $           -    $   5,629,660    $       2,769
                                                     -----------------------------------------------------------------
Total investment income                                    3,369,022               -        5,629,660            2,769

Expenses:
  Mortality and expense risk and other charges               694,258       2,623,799        6,708,555            4,297
                                                     -----------------------------------------------------------------
Total expenses                                               694,258       2,623,799        6,708,555            4,297
                                                     -----------------------------------------------------------------
Net investment income (loss)                               2,674,764      (2,623,799)      (1,078,895)          (1,528)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      436,108      (8,168,015)       9,132,959         (130,373)
Capital gains distributions                                        -               -                -                -
                                                     -----------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                436,108      (8,168,015)       9,132,959         (130,373)

Net unrealized appreciation (depreciation) of
  investments                                              3,208,551     (70,336,374)    (206,185,282)           5,684
                                                     -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     6,319,423   $ (81,128,188)   $(198,131,218)   $    (126,217)
                                                     =================================================================

                                                      OPPENHEIMER         PAX WORLD      PIONEER EQUITY     PIONEER FUND
                                                     STRATEGIC BOND       BALANCED         INCOME VCT           VCT
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $      871,546    $       32,874    $       49,068    $        2,727
                                                     --------------------------------------------------------------------
Total investment income                                     871,546            32,874            49,068             2,727

Expenses:
  Mortality and expense risk and other charges              138,156            19,107            13,849             1,786
                                                     --------------------------------------------------------------------
Total expenses                                              138,156            19,107            13,849             1,786
                                                     --------------------------------------------------------------------
Net investment income (loss)                                733,390            13,767            35,219               941

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                    (430,873)         (184,739)          (38,971)           (9,207)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                              (430,873)         (184,739)          (38,971)           (9,207)

Net unrealized appreciation (depreciation) of
  investments                                               555,158           (54,342)         (168,552)          (15,952)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      857,675    $     (225,314)   $     (172,304)   $      (24,218)
                                                     ====================================================================

SEE ACCOMPANYING NOTES.

                                                       LORD ABBETT      LORD ABBETT      LORD ABBETT
                                                       GROWTH AND      MID-CAP VALUE       MID-CAP          MFS(R) TOTAL
                                                         INCOME          - CLASS A          VALUE             RETURN
                                                     -------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $       70,400    $            -   $       56,076    $      454,193
                                                     -------------------------------------------------------------------
Total investment income                                      70,400                 -           56,076           454,193

Expenses:
  Mortality and expense risk and other charges               57,170                 -           40,389           328,661
                                                     -------------------------------------------------------------------
Total expenses                                               57,170                 -           40,389           328,661
                                                     -------------------------------------------------------------------
Net investment income (loss)                                 13,230                 -           15,687           125,532

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                      (3,579)                -          (43,515)         (243,763)
Capital gains distributions                                   1,574                 -                -           360,102
                                                     -------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                (2,005)                -          (43,515)          116,339

Net unrealized appreciation (depreciation) of
  investments                                              (935,754)              203         (436,458)       (2,403,153)
                                                     -------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $     (924,529)   $          203   $     (464,286)   $   (2,161,282)
                                                     ===================================================================

                                                                                                            OPPENHEIMER
                                                       OPPENHEIMER       OPPENHEIMER      OPPENHEIMER       MAIN STREET
                                                       AGGRESSIVE        DEVELOPING          GLOBAL          GROWTH &
                                                         GROWTH            MARKETS         SECURITIES         INCOME
                                                     --------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $           29    $       18,934    $      519,745    $          191
                                                     --------------------------------------------------------------------
Total investment income                                          29            18,934           519,745               191

Expenses:
  Mortality and expense risk and other charges                   40            12,333         1,134,587               386
                                                     --------------------------------------------------------------------
Total expenses                                                   40            12,333         1,134,587               386
                                                     --------------------------------------------------------------------
Net investment income (loss)                                    (11)            6,601          (614,842)             (195)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                         (78)         (215,922)       (6,640,263)             (296)
Capital gains distributions                                       -                 -                 -                 -
                                                     --------------------------------------------------------------------
Total realized gain (loss) on investments and
  capital gains distributions                                   (78)         (215,922)       (6,640,263)             (296)

Net unrealized appreciation (depreciation) of
  investments                                                  (698)           26,023       (23,058,302)           (4,983)
                                                     --------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $         (787)   $     (183,298)   $  (30,313,407)   $       (5,474)
                                                     ====================================================================

                                                     PIONEER MID CAP
                                                        VALUE VCT
                                                     ---------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                          $         3,666
                                                     ---------------
Total investment income                                        3,666

Expenses:
  Mortality and expense risk and other charges                11,584
                                                     ---------------
Total expenses                                                11,584
                                                     ---------------
Net investment income (loss)                                  (7,918)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                     (134,601)
Capital gains distributions                                   32,346
                                                     ---------------
Total realized gain (loss) on investments and
  capital gains distributions                               (102,255)

Net unrealized appreciation (depreciation) of
  investments                                                (99,000)
                                                     ---------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                    $      (209,173)
                                                     ===============

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account C

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001

                                                                  AIM V.I.
                                                                  CAPITAL         AIM V.I. CORE       AIM V.I.
                                                                APPRECIATION         EQUITY            GROWTH
                                                               --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $   21,974,303    $   48,981,132    $   19,441,222

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     1,302,684          (484,048)         (139,088)
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (1,526,450)       (1,728,790)       (1,939,557)
   Net unrealized appreciation (depreciation) of investments       (5,252,508)      (10,786,560)       (5,150,424)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from            (5,476,274)      (12,999,398)       (7,229,069)
     operations

Changes from principal transactions:
   Total unit transactions                                          2,528,530         8,297,132         3,356,314
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   2,528,530         8,297,132         3,356,314
                                                               --------------------------------------------------
Total increase (decrease)                                          (2,947,744)       (4,702,266)       (3,872,755)
                                                               --------------------------------------------------
Net assets at December 31, 2001                                    19,026,559        44,278,866        15,568,467

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (182,097)         (300,005)         (144,737)
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (3,280,466)       (5,332,064)       (5,229,503)
   Net unrealized appreciation (depreciation) of investments       (1,536,061)       (1,623,467)          109,770
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (4,998,624)       (7,255,536)       (5,264,470)

Changes from principal transactions:
   Total unit transactions                                          1,274,235        (2,295,542)        1,098,873
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   1,274,235        (2,295,542)        1,098,873
                                                               --------------------------------------------------
Total increase (decrease)                                          (3,724,389)       (9,551,078)       (4,165,597)
                                                               --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $   15,302,170    $   34,727,788    $   11,402,870
                                                               ==================================================

SEE ACCOMPANYING NOTES.

                                                                                    AMERICAN
                                                                  AIM V.I.         CENTURY(R)
                                                                  PREMIER           INCOME &       CALVERT SOCIAL
                                                                   EQUITY            GROWTH           BALANCED
                                                               --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $   18,487,184    $            -    $   63,262,465

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       257,274               148         2,642,143
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (802,610)          (18,554)          504,915
   Net unrealized appreciation (depreciation) of investments       (2,476,719)          (14,022)       (8,202,516)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (3,022,055)          (32,428)       (5,055,458)

Changes from principal transactions:
   Total unit transactions                                          6,869,339           661,379           133,413
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   6,869,339           661,379           133,413
                                                               --------------------------------------------------
Total increase (decrease)                                           3,847,284           628,951        (4,922,045)
                                                               --------------------------------------------------
Net assets at December 31, 2001                                    22,334,468           628,951        58,340,420

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (132,782)            2,185           904,418
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (3,657,522)         (137,793)         (503,998)
   Net unrealized appreciation (depreciation) of investments       (3,590,929)          (89,471)       (8,105,310)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (7,381,233)         (225,079)       (7,704,890)

Changes from principal transactions:
   Total unit transactions                                          1,023,274           747,666          (869,586)
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   1,023,274           747,666          (869,586)
                                                               --------------------------------------------------
Total increase (decrease)                                          (6,357,959)          522,587        (8,574,476)
                                                               --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $   15,976,509    $    1,151,538    $   49,765,944
                                                               ==================================================

                                                               CHAPMAN DEM(R)      EVERGREEN      FIDELITY(R) VIP   FIDELITY(R) VIP
                                                                   EQUITY        SPECIAL VALUES    EQUITY-INCOME        GROWTH
                                                               --------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $            -    $            -    $  195,902,776    $  448,871,801

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          (641)          213,423         1,055,312         9,594,905
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (24,232)           24,793          (198,840)        6,136,259
   Net unrealized appreciation (depreciation) of investments            7,716           (12,633)       (2,078,943)      (71,921,470)
                                                               --------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       (17,157)          225,583        (1,222,471)      (56,190,306)

Changes from principal transactions:
   Total unit transactions                                            109,430         3,700,154        42,633,922        (4,330,388)
                                                               --------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                     109,430         3,700,154        42,633,922        (4,330,388)
                                                               --------------------------------------------------------------------
Total increase (decrease)                                              92,273         3,925,737        41,411,451       (60,520,694)
                                                               --------------------------------------------------------------------
Net assets at December 31, 2001                                        92,273         3,925,737       237,314,227       388,351,107

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        (1,021)          (77,529)        1,285,460        (2,705,772)
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (37,967)          144,305         3,748,119        (3,719,368)
   Net unrealized appreciation (depreciation) of investments           (7,677)       (1,182,263)      (54,582,388)     (119,137,622)
                                                               --------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       (46,665)       (1,115,487)      (49,548,809)     (125,562,762)

Changes from principal transactions:
   Total unit transactions                                              5,119         6,556,779        39,129,270        14,955,218
                                                               --------------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       5,119         6,556,779        39,129,270        14,955,218
                                                               --------------------------------------------------------------------
Total increase (decrease)                                             (41,546)        5,441,292       (10,419,539)     (110,607,544)
                                                               --------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $       50,727    $    9,367,029    $  226,894,688    $  277,743,563
                                                               ====================================================================

                                                                                                     FIDELITY(R) VIP
                                                               FIDELITY(R) VIP    FIDELITY(R) VIP       II ASSET
                                                                 HIGH INCOME         OVERSEAS          MANAGER(SM)
                                                               -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $     2,449,768    $    18,191,519    $    23,730,253

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     10,396,557         25,126,390            286,471
   Net realized gain (loss) on investments and capital gains
     distributions                                                     877,889          2,754,684         (1,178,991)
   Net unrealized appreciation (depreciation) of investments       (24,666,427)      (113,705,777)           490,850
                                                               -----------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (13,391,981)       (85,824,703)          (401,670)

Changes from principal transactions:
   Total unit transactions                                          13,636,484         82,399,033         (1,739,120)
                                                               -----------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   13,636,484         82,399,033         (1,739,120)
                                                               -----------------------------------------------------
Total increase (decrease)                                              244,503         (3,425,670)        (2,140,790)
                                                               -----------------------------------------------------
Net assets at December 31, 2001                                      2,694,271         14,765,849         21,589,463

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        238,440            (63,113)           591,273
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (294,898)        (1,463,601)          (683,859)
   Net unrealized appreciation (depreciation) of investments           132,233            234,402         (2,081,878)
                                                               -----------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                         75,775         (1,292,312)        (2,174,464)

Changes from principal transactions:
   Total unit transactions                                             799,385            602,088         (1,180,056)
                                                               -----------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                      799,385            602,088         (1,180,056)
                                                               -----------------------------------------------------
Total increase (decrease)                                              875,160           (690,224)        (3,354,520)
                                                               -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $     3,569,431    $    14,075,625    $    18,234,943
                                                               =====================================================

SEE ACCOMPANYING NOTES.

                                                                                                         FRANKLIN
                                                                                                        SMALL CAP
                                                               FIDELITY(R) VIP     FIDELITY(R) VIP        VALUE
                                                               II CONTRAFUND(R)     II INDEX 500        SECURITIES
                                                               ----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $    420,901,510    $   104,649,875    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          82,731          1,998,428             (208)
   Net realized gain (loss) on investments and capital gains
     distributions                                                    1,026,467         (8,115,349)             181
   Net unrealized appreciation (depreciation) of investments        (15,151,354)         2,165,801           12,921
                                                               ----------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (14,042,156)        (3,951,120)          12,894

Changes from principal transactions:
   Total unit transactions                                          (31,572,214)        (4,602,017)         116,831
                                                               ----------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   (31,572,214)        (4,602,017)         116,831
                                                               ----------------------------------------------------
Total increase (decrease)                                           (45,614,370)        (8,553,137)         129,725
                                                               ----------------------------------------------------
Net assets at December 31, 2001                                     375,287,140         96,096,738          129,725

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (1,050,827)           258,995          (23,429)
   Net realized gain (loss) on investments and capital gains
     distributions                                                    3,612,614         (5,339,241)        (280,712)
   Net unrealized appreciation (depreciation) of investments        (44,845,411)       (17,807,942)      (1,169,760)
                                                               ----------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (42,283,624)       (22,888,188)      (1,473,901)

Changes from principal transactions:
   Total unit transactions                                           49,352,440           (540,370)       9,294,799
                                                               ----------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                    49,352,440           (540,370)       9,294,799
                                                               ----------------------------------------------------
Total increase (decrease)                                             7,068,816        (23,428,558)       7,820,898
                                                               ----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $    382,355,956    $    72,668,180    $   7,950,623
                                                               ====================================================

                                                                  ING GET          ING GET          ING GET          ING GET
                                                               FUND - SERIES    FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                                     C                D                E                G
                                                               ----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $ 136,195,306    $ 331,078,585    $ 131,674,642    $  38,003,615

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    6,135,875          401,935         (715,932)        (365,901)
   Net realized gain (loss) on investments and capital gains
     distributions                                               (58,300,789)      (1,990,871)        (386,585)        (110,844)
   Net unrealized appreciation (depreciation) of investments      30,255,816        3,568,651          298,581          458,080
                                                               ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                  (21,909,098)       1,979,715         (803,936)         (18,665)

Changes from principal transactions:
   Total unit transactions                                      (114,286,208)     (44,764,380)     (12,673,983)      (4,238,830)
                                                               ----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                               (114,286,208)     (44,764,380)     (12,673,983)      (4,238,830)
                                                               ----------------------------------------------------------------
Total increase (decrease)                                       (136,195,306)     (42,784,665)     (13,477,919)      (4,257,495)
                                                               ----------------------------------------------------------------
Net assets at December 31, 2001                                            -      288,293,920      118,196,723       33,746,120

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            -        7,760,275        2,970,976          778,552
   Net realized gain (loss) on investments and capital gains
     distributions                                                         -       (3,074,187)        (463,497)         (98,487)
   Net unrealized appreciation (depreciation) of investments               -       (6,395,383)         395,754          396,324
                                                               ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                            -       (1,709,295)       2,903,233        1,076,389

Changes from principal transactions:
   Total unit transactions                                                 -      (52,518,659)     (16,656,706)      (5,066,389)
                                                               ----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          -      (52,518,659)     (16,656,706)      (5,066,389)
                                                               ----------------------------------------------------------------
Total increase (decrease)                                                  -      (54,227,954)     (13,753,473)      (3,990,000)
                                                               ----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $           -    $ 234,065,966    $ 104,443,250    $  29,756,120
                                                               ================================================================

                                                                  ING GET          ING GET          ING GET
                                                               FUND - SERIES    FUND - SERIES    FUND - SERIES
                                                                     H                I                J
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $  29,175,653    $   1,364,320    $     456,726

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     (248,381)         (19,408)          (6,244)
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (40,766)          (3,067)          (2,966)
   Net unrealized appreciation (depreciation) of investments          63,943           13,693            6,718
                                                               -----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (225,204)          (8,782)          (2,492)

Changes from principal transactions:
   Total unit transactions                                        (3,142,654)        (103,246)         (73,709)
                                                               -----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                 (3,142,654)        (103,246)         (73,709)
                                                               -----------------------------------------------
Total increase (decrease)                                         (3,367,858)        (112,028)         (76,201)
                                                               -----------------------------------------------
Net assets at December 31, 2001                                   25,807,795        1,252,292          380,525

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      547,635           21,898            6,713
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (18,834)            (569)            (125)
   Net unrealized appreciation (depreciation) of investments         261,776           20,808            9,404
                                                               -----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      790,577           42,137           15,992

Changes from principal transactions:
   Total unit transactions                                        (3,316,859)        (104,067)          (2,225)
                                                               -----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                 (3,316,859)        (104,067)          (2,225)
                                                               -----------------------------------------------
Total increase (decrease)                                         (2,526,282)         (61,930)          13,767
                                                               -----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $  23,281,513    $   1,190,362    $     394,292
                                                               ===============================================

SEE ACCOMPANYING NOTES.

                                                                  ING GET         ING GET           ING GET
                                                               FUND - SERIES   FUND - SERIES     FUND - SERIES
                                                                     K               L                 Q
                                                               -----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $   2,862,754    $      15,987    $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (36,603)          14,850           (1,014)
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (10,159)           3,820                1
   Net unrealized appreciation (depreciation) of investments         (18,310)         (27,354)           1,625
                                                               -----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (65,072)          (8,684)             612

Changes from principal transactions:
   Total unit transactions                                          (522,901)       1,297,385        3,640,996
                                                               -----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   (522,901)       1,297,385        3,640,996
                                                               -----------------------------------------------
Total increase (decrease)                                           (587,973)       1,288,701        3,641,608
                                                               -----------------------------------------------
Net assets at December 31, 2001                                    2,274,781        1,304,688        3,641,608

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       30,008          (15,094)          39,701
   Net realized gain (loss) on investments and capital gains
     distributions                                                    (1,488)          (3,830)           1,001
   Net unrealized appreciation (depreciation) of investments          61,491           33,101           14,598
                                                               -----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                       90,011           14,177           55,300

Changes from principal transactions:
   Total unit transactions                                          (316,966)        (132,338)       1,334,280
                                                               -----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   (316,966)        (132,338)       1,334,280
                                                               -----------------------------------------------
Total increase (decrease)                                           (226,955)        (118,161)       1,389,580
                                                               -----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $   2,047,826    $   1,186,527    $   5,031,188
                                                               ===============================================

                                                                  ING GET                                         ING VP
                                                               FUND - SERIES      ING VP                          EMERGING
                                                                     S           BALANCED        ING VP BOND      MARKETS
                                                               --------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $           -   $ 875,435,544    $ 301,918,661   $   6,367,049

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            -      38,054,883       18,766,375       1,179,780
   Net realized gain (loss) on investments and capital gains
     distributions                                                         -     (13,695,954)       1,096,582      (2,487,404)
   Net unrealized appreciation (depreciation) of investments               -     (71,315,416)       4,915,523         693,375
                                                               --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                            -     (46,956,487)      24,778,480        (614,249)

Changes from principal transactions:
   Total unit transactions                                                 -     (60,435,593)      82,899,136        (233,951)
                                                               --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          -     (60,435,593)      82,899,136        (233,951)
                                                               --------------------------------------------------------------
Total increase (decrease)                                                  -    (107,392,080)     107,677,616        (848,200)
                                                               --------------------------------------------------------------
Net assets at December 31, 2001                                            -     768,043,464      409,596,277       5,518,849

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       84,231        (328,865)       9,352,210         (60,027)
   Net realized gain (loss) on investments and capital gains
     distributions                                                     1,225     (34,343,919)       3,536,407         (12,437)
   Net unrealized appreciation (depreciation) of investments         251,129     (50,313,550)      16,434,247        (364,864)
                                                               --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      336,585     (84,986,334)      29,322,864        (437,328)

Changes from principal transactions:
   Total unit transactions                                        46,221,064     (85,131,825)      19,258,387         (61,707)
                                                               --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                 46,221,064     (85,131,825)      19,258,387         (61,707)
                                                               --------------------------------------------------------------
Total increase (decrease)                                         46,557,649    (170,118,159)      48,581,251        (499,035)
                                                               --------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $  46,557,649   $ 597,925,305    $ 458,177,528   $   5,019,814
                                                               ==============================================================

                                                                                                      ING VP
                                                                                                     STRATEGIC
                                                                ING VP MONEY     ING VP NATURAL      ALLOCATION
                                                                   MARKET           RESOURCES         BALANCED
                                                               --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $  322,713,770    $   16,696,149    $   62,529,623

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    15,286,972          (165,895)          865,707
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (3,500,285)          380,510          (317,652)
   Net unrealized appreciation (depreciation) of investments       (1,822,815)       (3,274,760)       (5,588,587)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     9,963,872        (3,060,145)       (5,040,532)

Changes from principal transactions:
   Total unit transactions                                         41,891,036          (885,020)         (451,200)
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                  41,891,036          (885,020)         (451,200)
                                                               --------------------------------------------------
Total increase (decrease)                                          51,854,908        (3,945,165)       (5,491,732)
                                                               --------------------------------------------------
Net assets at December 31, 2001                                   374,568,678        12,750,984        57,037,891

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                    10,480,649          (107,993)          769,536
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (7,043,074)         (496,464)       (1,102,064)
   Net unrealized appreciation (depreciation) of investments       (1,171,791)           60,037        (5,686,989)
                                                               --------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     2,265,784          (544,420)       (6,019,517)

Changes from principal transactions:
   Total unit transactions                                         (7,988,628)         (309,988)       (3,172,199)
                                                               --------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                  (7,988,628)         (309,988)       (3,172,199)
                                                               --------------------------------------------------
Total increase (decrease)                                          (5,722,844)         (854,408)       (9,191,716)
                                                               --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $  368,845,834    $   11,896,576    $   47,846,175
                                                               ==================================================

SEE ACCOMPANYING NOTES.

                                                                  ING VP          ING VP          ING ALGER
                                                                 STRATEGIC       STRATEGIC        AGGRESSIVE
                                                                ALLOCATION      ALLOCATION     GROWTH - INITIAL
                                                                  GROWTH          INCOME            CLASS
                                                               ------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $ 77,057,293    $ 39,124,035    $              -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     385,421       1,241,844                   -
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (298,788)       (223,825)                  -
   Net unrealized appreciation (depreciation) of investments     (9,742,829)     (2,378,644)                  -
                                                               ------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                  (9,656,196)     (1,360,625)                  -

Changes from principal transactions:
   Total unit transactions                                         (390,814)       (667,463)                  -
                                                               ------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                  (390,814)       (667,463)                  -
                                                               ------------------------------------------------
Total increase (decrease)                                       (10,047,010)     (2,028,088)                  -
                                                               ------------------------------------------------
Net assets at December 31, 2001                                  67,010,283      37,095,947                   -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     390,798         801,322                   -
   Net realized gain (loss) on investments and capital gains
     distributions                                               (1,461,955)       (969,993)                  -
   Net unrealized appreciation (depreciation) of investments     (8,837,831)     (1,818,919)                  -
                                                               ------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                  (9,908,988)     (1,987,590)                  -

Changes from principal transactions:
   Total unit transactions                                       (1,055,114)     (3,498,699)                  2
                                                               ------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                (1,055,114)     (3,498,699)                  2
                                                               ------------------------------------------------
Total increase (decrease)                                       (10,964,102)     (5,486,289)                  2
                                                               ------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $ 56,046,181    $ 31,609,658    $              2
                                                               ================================================

                                                                 ING ALGER
                                                                 AGGRESSIVE                     ING AMERICAN      ING BARON
                                                                  GROWTH -        ING ALGER     CENTURY SMALL     SMALL CAP
                                                               SERVICE CLASS       GROWTH         CAP VALUE        GROWTH
                                                               --------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $           -    $          -    $           -    $          -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            -               -                -               -
   Net realized gain (loss) on investments and capital gains
     distributions                                                         -               -                -               -
   Net unrealized appreciation (depreciation) of investments               -               -                -               -
                                                               --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                            -               -                -               -

Changes from principal transactions:
   Total unit transactions                                                 -               -                -               -
                                                               --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          -               -                -               -
                                                               --------------------------------------------------------------
Total increase (decrease)                                                  -               -                -               -
                                                               --------------------------------------------------------------
Net assets at December 31, 2001                                            -               -                -               -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (3,836)           (874)          (8,487)        (12,030)
   Net realized gain (loss) on investments and capital gains
     distributions                                                   (31,634)         (3,216)        (121,450)        (91,546)
   Net unrealized appreciation (depreciation) of investments         (44,714)        (14,009)         (28,584)         12,422
                                                               --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                      (80,184)        (18,099)        (158,521)        (91,154)

Changes from principal transactions:
   Total unit transactions                                           981,690         273,043        1,992,504       3,329,896
                                                               --------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                    981,690         273,043        1,992,504       3,329,896
                                                               --------------------------------------------------------------
Total increase (decrease)                                            901,506         254,944        1,833,983       3,238,742
                                                               --------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $     901,506    $    254,944    $   1,833,983    $  3,238,742
                                                               ==============================================================

                                                                             ING DSI          ING GOLDMAN       ING JPMORGAN
                                                                            ENHANCED       SACHS(R) CAPITAL        FLEMING
                                                                              INDEX              GROWTH         INTERNATIONAL
                                                                         -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                            $             -    $             -    $   219,543,248

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                        -                  -         41,359,131
   Net realized gain (loss) on investments and capital gains
      distributions                                                                    -                  -        (99,622,293)
   Net unrealized appreciation (depreciation) of investments                           -                  -          1,492,078
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                     -                  -        (56,771,084)

Changes from principal transactions:
   Total unit transactions                                                             -                  -        (17,206,284)
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                   -                  -        (17,206,284)
                                                                         -----------------------------------------------------
Total increase (decrease)                                                              -                  -        (73,977,368)
                                                                         -----------------------------------------------------
Net assets at December 31, 2001                                                        -                  -        145,565,880

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                     (485)            (1,111)          (570,489)
   Net realized gain (loss) on investments and capital gains
      distributions                                                               (4,887)            (4,786)       (16,743,987)
   Net unrealized appreciation (depreciation) of investments                      (2,676)           (13,003)        (1,962,516)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                (8,048)           (18,900)       (19,276,992)

Changes from principal transactions:
   Total unit transactions                                                       133,635            366,006        (18,449,706)
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions             133,635            366,006        (18,449,706)
                                                                         -----------------------------------------------------
Total increase (decrease)                                                        125,587            347,106        (37,726,698)
                                                                         -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                          $       125,587    $       347,106    $   107,839,182
                                                                         =====================================================

SEE ACCOMPANYING NOTES.


                                                                   ING             ING MFS
                                                               JPMORGAN MID        CAPITAL          ING MFS          ING MFS
                                                                 CAP VALUE      OPPORTUNITIES    GLOBAL GROWTH       RESEARCH
                                                               ----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $           -    $ 291,499,326    $           -    $ 234,529,426

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            -       44,589,736                -       39,465,264
   Net realized gain (loss) on investments and capital gains
      distributions                                                        -        1,619,149                -         (397,122)
   Net unrealized appreciation (depreciation) of investments               -     (123,835,138)               -      (89,669,928)
                                                               ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                           -      (77,626,253)               -      (50,601,786)
Changes from principal transactions:
   Total unit transactions                                                 -        2,133,043                -      (11,665,527)
                                                               ----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                         -        2,133,043                -      (11,665,527)
                                                               ----------------------------------------------------------------
Total increase (decrease)                                                  -      (75,493,210)               -      (62,267,313)
                                                               ----------------------------------------------------------------
Net assets at December 31, 2001                                            -      216,006,116                -      172,262,113

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (2,597)      (1,732,432)            (804)      (1,246,638)
   Net realized gain (loss) on investments and capital gains
      distributions                                                  (24,056)     (12,395,860)          (6,443)      (9,551,678)
   Net unrealized appreciation (depreciation) of investments          25,682      (50,689,147)          (4,744)     (32,212,734)
                                                               ----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                        (971)     (64,817,439)         (11,991)     (43,011,050)

Changes from principal transactions:
   Total unit transactions                                         1,039,214      (22,038,570)         214,097      (14,758,946)
                                                               ----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                 1,039,214      (22,038,570)         214,097      (14,758,946)
                                                               ----------------------------------------------------------------
Total increase (decrease)                                          1,038,243      (86,856,009)         202,106      (57,769,996)
                                                               ----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $   1,038,243    $ 129,150,107    $     202,106    $ 114,492,117
                                                               ================================================================

                                                                                                                ING SALOMON
                                                                                                                  BROTHERS
                                                                            ING OPCAP          ING PIMCO         AGGRESSIVE
                                                                          BALANCED VALUE      TOTAL RETURN         GROWTH
                                                                         -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                            $             -    $             -    $   425,187,851

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                        -                  -         18,997,062
   Net realized gain (loss) on investments and capital gains
      distributions                                                                    -                  -          1,106,537
   Net unrealized appreciation (depreciation) of investments                           -                  -       (130,575,292)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                     -                  -       (110,471,693)

Changes from principal transactions:
   Total unit transactions                                                             -                  -         (9,479,180)
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                   -                  -         (9,479,180)
                                                                         -----------------------------------------------------
Total increase (decrease)                                                              -                  -       (119,950,873)
                                                                         -----------------------------------------------------
Net assets at December 31, 2001                                                        -                  -        305,236,978

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                   (1,471)           158,511         (2,396,499)
   Net realized gain (loss) on investments and capital gains
      distributions                                                               (1,402)           204,703        (13,795,581)
   Net unrealized appreciation (depreciation) of investments                      18,340            189,866        (90,735,538)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                15,467            553,080       (106,927,618)

Changes from principal transactions:
   Total unit transactions                                                       499,826         15,725,649        (22,382,452)
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions             499,826         15,725,649        (22,382,452)
                                                                         -----------------------------------------------------
Total increase (decrease)                                                        515,293         16,278,729       (129,310,070)
                                                                         -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                          $       515,293    $    16,278,729    $   175,926,908
                                                                         =====================================================

                                                                                              ING SALOMON        ING T. ROWE
                                                                           ING SALOMON          BROTHERS        PRICE GROWTH
                                                                         BROTHERS CAPITAL   INVESTORS VALUE        EQUITY
                                                                         -----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                            $             -    $             -    $   244,865,459

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                        -                  -         34,277,709
   Net realized gain (loss) on investments and capital gains
      distributions                                                                    -                  -          2,360,449
   Net unrealized appreciation (depreciation) of investments                           -                  -        (64,675,026)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                     -                  -        (28,036,868)

Changes from principal transactions:
   Total unit transactions                                                             -                  -          6,924,273
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                   -                  -          6,924,273
                                                                         -----------------------------------------------------
Total increase (decrease)                                                              -                  -        (21,112,595)
                                                                         -----------------------------------------------------
Net assets at December 31, 2001                                                        -                  -        223,752,864

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                     (730)            (1,794)        (1,678,083)
   Net realized gain (loss) on investments and capital gains
      distributions                                                               (7,900)           (15,607)        (2,973,217)
   Net unrealized appreciation (depreciation) of investments                      (4,034)           (16,522)       (50,934,167)
                                                                         -----------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (12,664)           (33,923)       (55,585,467)

Changes from principal transactions:
   Total unit transactions                                                       256,684            669,370          1,721,394
                                                                         -----------------------------------------------------
   Increase (decrease) in assets derived from principal transactions             256,684            669,370          1,721,394
                                                                         -----------------------------------------------------
Total increase (decrease)                                                        244,020            635,447        (53,864,073)
                                                                         -----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                          $       244,020    $       635,447    $   169,888,791
                                                                         =====================================================

SEE ACCOMPANYING NOTES.

                                                                 ING UBS          ING VAN
                                                              TACTICAL ASSET      KAMPEN       ING VP GROWTH        ING VP
                                                                ALLOCATION       COMSTOCK       AND INCOME          GROWTH
                                                              ----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $           -   $           -   $  4,739,548,311   $ 171,159,499

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                            -               -        (19,006,585)     15,041,699
  Net realized gain (loss) on investments and capital gains
     distributions                                                        -               -       (297,064,241)     (2,578,041)
  Net unrealized appreciation (depreciation) of investments               -               -       (571,636,525)    (60,409,271)
                                                              ----------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
     operations                                                           -               -       (887,707,351)    (47,945,613)

Changes from principal transactions:
  Total unit transactions                                                 -               -       (452,343,167)     (2,449,367)
                                                              ----------------------------------------------------------------
  Increase (decrease) in assets derived from principal
     transactions                                                         -               -       (452,343,167)     (2,449,367)
                                                              ----------------------------------------------------------------
Total increase (decrease)                                                 -               -     (1,340,050,518)    (50,394,980)
                                                              ----------------------------------------------------------------
Net assets at December 31, 2001                                           -               -      3,399,497,793     120,764,519

INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)                                       (1,505)          2,831         (7,432,002)     (1,010,818)
  Net realized gain (loss) on investments and capital gains
     distributions                                                  (11,931)         (9,269)      (453,545,995)    (10,291,958)
  Net unrealized appreciation (depreciation) of investments          (3,982)       (380,302)      (363,306,637)    (23,361,352)
                                                              ----------------------------------------------------------------
  Net increase (decrease) in net assets resulting from
     operations                                                     (17,418)       (386,740)      (824,284,634)    (34,664,128)

Changes from principal transactions:
  Total unit transactions                                           491,908       8,561,450       (433,795,422)     (9,561,743)
                                                              ----------------------------------------------------------------
  Increase (decrease) in assets derived from principal
     transactions                                                   491,908       8,561,450       (433,795,422)     (9,561,743)
                                                              ----------------------------------------------------------------
Total increase (decrease)                                           474,490       8,174,710     (1,258,080,056)    (44,225,871)
                                                              ----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                               $     474,490   $   8,174,710   $  2,141,417,737   $  76,538,648
                                                              ================================================================

                                                                               ING VP INDEX     ING VP INDEX      ING VP INDEX
                                                                              PLUS LARGECAP      PLUS MIDCAP      PLUS SMALLCAP
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $   488,938,113   $    55,395,398   $    12,842,621

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                   14,352,402         3,493,850           805,028
   Net realized gain (loss) on investments and capital gains distributions           271,554        (1,001,111)         (206,722)
   Net unrealized appreciation (depreciation) of investments                     (88,664,972)       (3,384,916)         (180,153)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (74,041,016)         (892,177)          418,153

Changes from principal transactions:
   Total unit transactions                                                        44,708,922        33,987,861        15,599,090
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions              44,708,922        33,987,861        15,599,090
                                                                             ---------------------------------------------------
Total increase (decrease)                                                        (29,332,094)       33,095,684        16,017,243
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                  459,606,019        88,491,082        28,859,864

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                   (3,404,011)         (817,084)         (424,962)
   Net realized gain (loss) on investments and capital gains distributions       (14,023,982)       (2,146,769)         (493,838)
   Net unrealized appreciation (depreciation) of investments                     (92,338,545)      (20,159,691)       (9,009,053)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations              (109,766,538)      (23,123,544)       (9,927,853)

Changes from principal transactions:
   Total unit transactions                                                        28,620,973        78,893,770        35,646,827
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions              28,620,973        78,893,770        35,646,827
                                                                             ---------------------------------------------------
Total increase (decrease)                                                        (81,145,565)       55,770,226        25,718,974
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $   378,460,454   $   144,261,308   $    54,578,838
                                                                             ===================================================

                                                                                 ING VP
                                                                              INTERNATIONAL      ING VP SMALL        ING VP
                                                                                  EQUITY           COMPANY         TECHNOLOGY
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $    12,949,161   $   104,712,398   $    24,855,104

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                     (114,755)        3,018,410          (292,747)
   Net realized gain (loss) on investments and capital gains distributions        (8,259,787)      (11,884,983)      (10,951,401)
   Net unrealized appreciation (depreciation) of investments                       5,140,073        12,945,068         3,274,444
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                (3,234,469)        4,078,495        (7,969,704)

Changes from principal transactions:
   Total unit transactions                                                         1,263,249        25,409,328        14,868,712
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions               1,263,249        25,409,328        14,868,712
                                                                             ---------------------------------------------------
Total increase (decrease)                                                         (1,971,220)       29,487,823         6,899,008
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                   10,977,941       134,200,221        31,754,112

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                      (80,493)         (740,579)         (297,117)
   Net realized gain (loss) on investments and capital gains distributions        (2,402,176)      (11,913,057)      (19,417,666)
   Net unrealized appreciation (depreciation) of investments                        (404,888)      (23,959,831)        3,470,330
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                (2,887,557)      (36,613,467)      (16,244,453)

Changes from principal transactions:
   Total unit transactions                                                           157,630        17,497,999         7,491,762
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                 157,630        17,497,999         7,491,762
                                                                             ---------------------------------------------------
Total increase (decrease)                                                         (2,729,927)      (19,115,468)       (8,752,691)
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $     8,248,014   $   115,084,753   $    23,001,421
                                                                             ===================================================

SEE ACCOMPANYING NOTES.

                                                                                      ING VP          ING VP
                                                                    ING VP VALUE      GROWTH       INTERNATIONAL      ING VP
                                                                    OPPORTUNITY    OPPORTUNITIES       VALUE         MAGNACAP
                                                                   -------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                      $  63,066,047   $           -   $           -   $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        3,264,764               1          17,293               -
   Net realized gain (loss) on investments and capital gains
      distributions                                                      959,448               -              (4)              -
   Net unrealized appreciation (depreciation) of investments         (14,672,799)              -          16,501               -
                                                                   -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                     (10,448,587)              1          33,790               -

Changes from principal transactions:
   Total unit transactions                                            66,042,632           9,526       1,495,264               -
                                                                   -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                    66,042,632           9,526       1,495,264               -
                                                                   -------------------------------------------------------------
Total increase (decrease)                                             55,594,045           9,527       1,529,054               -
                                                                   -------------------------------------------------------------
Net assets at December 31, 2001                                      118,660,092           9,527       1,529,054               -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         (726,826)           (828)         (5,019)          1,160
   Net realized gain (loss) on investments and capital gains
      distributions                                                   (5,359,974)        (13,616)       (281,022)         (2,679)
   Net unrealized appreciation (depreciation) of investments         (33,841,501)        (22,292)     (1,267,175)        (58,482)
                                                                   -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                     (39,928,301)        (36,736)     (1,553,216)        (60,001)

Changes from principal transactions:
   Total unit transactions                                            36,613,647         185,687      12,849,150         603,705
                                                                   -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                    36,613,647         185,687      12,849,150         603,705
                                                                   -------------------------------------------------------------
Total increase (decrease)                                             (3,314,654)        148,951      11,295,934         543,704
                                                                   -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                    $ 115,345,438   $     158,478   $  12,824,988   $     543,704
                                                                   =============================================================

                                                                                                                   JANUS ASPEN
                                                                                 ING VP            ING VP            SERIES
                                                                                 MIDCAP           SMALLCAP          AGGRESSIVE
                                                                              OPPORTUNITIES     OPPORTUNITIES         GROWTH
                                                                             ---------------------------------------------------
Net assets at January 1, 2001                                                $             -   $             -   $   950,193,244

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                          (96)              (66)       (7,331,111)
   Net realized gain (loss) on investments and capital gains distributions              (187)              (33)       28,752,425
   Net unrealized appreciation (depreciation) of investments                            (112)            2,843      (404,437,726)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                      (395)            2,744      (383,016,412)

Changes from principal transactions:
   Total unit transactions                                                            29,916            56,525         2,233,168
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                  29,916            56,525         2,233,168
                                                                             ---------------------------------------------------
Total increase (decrease)                                                             29,521            59,269      (380,783,244)
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                       29,521            59,269       569,410,000

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                       (2,259)          (10,280)       (4,630,101)
   Net realized gain (loss) on investments and capital gains distributions           (45,113)         (143,015)      (29,446,934)
   Net unrealized appreciation (depreciation) of investments                         (24,387)         (729,426)     (125,670,540)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                   (71,759)         (882,721)     (159,747,575)

Changes from principal transactions:
   Total unit transactions                                                           498,907         3,062,852       (40,478,822)
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                 498,907         3,062,852       (40,478,822)
                                                                             ---------------------------------------------------
Total increase (decrease)                                                            427,148         2,180,131      (200,226,397)
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $       456,669   $     2,239,400   $   369,183,603
                                                                             ===================================================

                                                                                                 JANUS ASPEN       JANUS ASPEN
                                                                               JANUS ASPEN      SERIES CAPITAL   SERIES FLEXIBLE
                                                                             SERIES BALANCED     APPRECIATION        INCOME
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $   296,053,943   $             -   $    36,898,000

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                    5,223,121             1,544         2,372,908
   Net realized gain (loss) on investments and capital gains distributions         3,182,497           (31,717)         (319,597)
   Net unrealized appreciation (depreciation) of investments                     (26,645,333)          (15,659)          711,559
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (18,239,715)          (45,832)        2,764,870

Changes from principal transactions:
   Total unit transactions                                                        60,635,832           576,154        17,081,029
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions              60,635,832           576,154        17,081,029
                                                                             ---------------------------------------------------
Total increase (decrease)                                                         42,396,117           530,322        19,845,899
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                  338,450,060           530,322        56,743,899

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                    5,176,463            (8,328)        2,674,764
   Net realized gain (loss) on investments and capital gains distributions         3,603,487           (56,944)          436,108
   Net unrealized appreciation (depreciation) of investments                     (36,599,136)         (142,085)        3,208,551
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations               (27,819,186)         (207,357)        6,319,423

Changes from principal transactions:
   Total unit transactions                                                        42,909,241         1,696,323        29,207,395
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions              42,909,241         1,696,323        29,207,395
                                                                             ---------------------------------------------------
Total increase (decrease)                                                         15,090,055         1,488,966        35,526,818
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $   353,540,115   $     2,019,288   $    92,270,717
                                                                             ===================================================

SEE ACCOMPANYING NOTES.

                                                                                     JANUS ASPEN
                                                                                       SERIES                          LORD ABBETT
                                                                    JANUS ASPEN       WORLDWIDE                        GROWTH AND
                                                                   SERIES GROWTH       GROWTH          JANUS TWENTY       INCOME
                                                                  -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                     $  412,685,554   $  1,083,719,714   $         545   $           -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (2,825,056)        (5,316,017)            204          27,902
   Net realized gain (loss) on investments and capital
      gains distributions                                             10,350,850         42,740,588         (31,196)             18
   Net unrealized appreciation (depreciation) of
      investments                                                   (114,584,226)      (287,709,336)       (145,461)         24,456
                                                                  -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                    (107,058,432)      (250,284,765)       (176,453)         52,376

Changes from principal transactions:
   Total unit transactions                                                (8,011)       (49,778,681)        672,633       1,173,677
                                                                  -----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                        (8,011)       (49,778,681)        672,633       1,173,677
                                                                  -----------------------------------------------------------------
Total increase (decrease)                                           (107,066,443)      (300,063,446)        496,180       1,226,053
                                                                  -----------------------------------------------------------------
Net assets at December 31, 2001                                      305,619,111        783,656,268         496,725       1,226,053

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (2,623,799)        (1,078,895)         (1,528)         13,230
   Net realized gain (loss) on investments and capital
      gains distributions                                             (8,168,015)         9,132,959        (130,373)         (2,005)
   Net unrealized appreciation (depreciation) of
      investments                                                    (70,336,374)      (206,185,282)          5,684        (935,754)
                                                                  -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
      operations                                                     (81,128,188)      (198,131,218)       (126,217)       (924,529)

Changes from principal transactions:
   Total unit transactions                                           (25,324,708)       (72,082,468)         12,067      11,870,707
                                                                  -----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
      transactions                                                   (25,324,708)       (72,082,468)         12,067      11,870,707
                                                                  -----------------------------------------------------------------
Total increase (decrease)                                           (106,452,896)      (270,213,686)       (114,150)     10,946,178
                                                                  -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                   $  199,166,215   $    513,442,582   $     382,575   $  12,172,231
                                                                  =================================================================

                                                                              LORD ABBETT
                                                                                 MID-CAP
                                                                              VALUE - CLASS      LORD ABBETT      MFS(R) TOTAL
                                                                                    A           MID-CAP VALUE        RETURN
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $             -   $             -   $     4,859,718

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                            -               194           355,342
   Net realized gain (loss) on investments and capital gains distributions                 -                24            66,450
   Net unrealized appreciation (depreciation) of
      investments                                                                          -             7,040          (280,772)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                         -             7,258           141,020
Changes from principal transactions:
   Total unit transactions                                                                 -           257,780        16,227,259
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                       -           257,780        16,227,259
                                                                             ---------------------------------------------------
Total increase (decrease)                                                                  -           265,038        16,368,279
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                            -           265,038        21,227,997

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                            -            15,687           125,532
   Net realized gain (loss) on investments and capital gains distributions                 -           (43,515)          116,339
   Net unrealized appreciation (depreciation) of investments                             203          (436,458)       (2,403,153)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                       203          (464,286)       (2,161,282)

Changes from principal transactions:
   Total unit transactions                                                            21,216        10,323,570        20,271,316
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                  21,216        10,323,570        20,271,316
                                                                             ---------------------------------------------------
Total increase (decrease)                                                             21,419         9,859,284        18,110,034
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $        21,419   $    10,124,322   $    39,338,031
                                                                             ===================================================

                                                                               OPPENHEIMER       OPPENHEIMER       OPPENHEIMER
                                                                               AGGRESSIVE        DEVELOPING          GLOBAL
                                                                                 GROWTH            MARKETS         SECURITIES
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $             -   $             -   $    50,258,541

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                            -             2,226         6,360,931
   Net realized gain (loss) on investments and capital gains distributions                 -             6,994        (6,699,112)
   Net unrealized appreciation (depreciation) of investments                               -             3,903        (6,717,504)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                         -            13,123        (7,055,685)

Changes from principal transactions:
   Total unit transactions                                                                 -           209,770        43,783,614
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal  transactions                      -           209,770        43,783,614
                                                                             ---------------------------------------------------
Total increase (decrease)                                                                  -           222,893        36,727,929
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                            -           222,893        86,986,470

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                          (11)            6,601          (614,842)
   Net realized gain (loss) on investments and capital gains distributions               (78)         (215,922)       (6,640,263)
   Net unrealized appreciation (depreciation) of investments                            (698)           26,023       (23,058,302)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                      (787)         (183,298)      (30,313,407)

Changes from principal transactions:
   Total unit transactions                                                             3,757         1,254,559        60,726,724
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                   3,757         1,254,559        60,726,724
                                                                             ---------------------------------------------------
Total increase (decrease)                                                              2,970         1,071,261        30,413,317
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $         2,970   $     1,294,154   $   117,399,787
                                                                             ===================================================

SEE ACCOMPANYING NOTES.

                                                                               OPPENHEIMER
                                                                               MAIN STREET
                                                                                 GROWTH &        OPPENHEIMER       PAX WORLD
                                                                                 INCOME         STRATEGIC BOND      BALANCED
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $             -   $     6,009,685   $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                            -           404,512            32,262
   Net realized gain (loss) on investments and capital gains distributions                 -          (181,058)          (28,626)
   Net unrealized appreciation (depreciation) of investments                               -            11,908          (109,382)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                         -           235,362          (105,746)

Changes from principal transactions:
   Total unit transactions                                                                 -         3,571,548         2,414,920
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                       -         3,571,548         2,414,920
                                                                             ---------------------------------------------------
Total increase (decrease)                                                                  -         3,806,910         2,309,174
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                            -         9,816,595         2,309,174

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                         (195)          733,390            13,767
   Net realized gain (loss) on investments and capital gains distributions              (296)         (430,873)         (184,739)
   Net unrealized appreciation (depreciation) of investments                          (4,983)          555,158           (54,342)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                    (5,474)          857,675          (225,314)

Changes from principal transactions:
   Total unit transactions                                                            33,589         5,987,628          (479,049)
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                  33,589         5,987,628          (479,049)
                                                                             ---------------------------------------------------
Total increase (decrease)                                                             28,115         6,845,303          (704,363)
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $        28,115   $    16,661,898   $     1,604,811
                                                                             ===================================================

                                                                                 PIONEER
                                                                              EQUITY INCOME      PIONEER FUND      PIONEER MID
                                                                                   VCT               VCT          CAP VALUE VCT
                                                                             ---------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                                $             -   $             -   $             -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                          145                 1              (212)
   Net realized gain (loss) on investments and capital gains distributions                (2)                -              (737)
   Net unrealized appreciation (depreciation) of investments                             820                 1             4,644
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                       963                 2             3,695

Changes from principal transactions:
   Total unit transactions                                                            87,442             8,943            77,197
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions                  87,442             8,943            77,197
                                                                             ---------------------------------------------------
Total increase (decrease)                                                             88,405             8,945            80,892
                                                                             ---------------------------------------------------
Net assets at December 31, 2001                                                       88,405             8,945            80,892

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                                       35,219               941            (7,918)
   Net realized gain (loss) on investments and capital gains distributions           (38,971)           (9,207)         (102,255)
   Net unrealized appreciation (depreciation) of investments                        (168,552)          (15,952)          (99,000)
                                                                             ---------------------------------------------------
   Net increase (decrease) in net assets resulting from operations                  (172,304)          (24,218)         (209,173)

Changes from principal transactions:
   Total unit transactions                                                         3,866,365           447,174         2,271,618
                                                                             ---------------------------------------------------
   Increase (decrease) in assets derived from principal transactions               3,866,365           447,174         2,271,618
                                                                             ---------------------------------------------------
Total increase (decrease)                                                          3,694,061           422,956         2,062,445
                                                                             ---------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                              $     3,782,466   $       431,901   $     2,143,337
                                                                             ===================================================

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2002, the Account had 88 investment divisions (the "Divisions"), 36 of which invest in independently managed mutual funds and 52 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM Variable Insurance Funds:
  AIM V.I. Capital Appreciation Fund - Series I Shares
  AIM V.I. Core Equity Fund - Series I Shares
  AIM V.I. Growth Fund - Series I Shares
  AIM V.I. Premier Equity Fund - Series I Shares
American Century(R) Income & Growth Fund
    - Advisor Class*
Calvert Social Balanced Portfolio
Chapman DEM(R) Equity Fund - Institutional Shares*
Evergreen Special Values Fund - Class A*
Fidelity(R) Variable Insurance Products:
  Fidelity(R) VIP Equity-Income Portfolio - Initial Class Fidelity(R) VIP Growth Portfolio - Initial Class
  Fidelity(R) VIP High Income Portfolio - Initial Class Fidelity(R) VIP Overseas Portfolio - Initial Class
Fidelity(R) Variable Insurance Products II:
  Fidelity(R) VIP II Asset Manager(SM) Portfolio - Initial Class Fidelity(R) VIP II Contrafund(R) Portfolio - Initial Class Fidelity(R) VIP II Index 500 Portfolio - Initial Class
Franklin Templeton Variable Insurance Products:
  Franklin Small Cap Value Securities Fund - Class 2*
ING GET Fund:
  ING GET Fund - Series D
  ING GET Fund - Series E
  ING GET Fund - Series G
  ING GET Fund - Series H
  ING GET Fund - Series I
  ING GET Fund - Series J
  ING GET Fund - Series K
  ING GET Fund - Series L
  ING GET Fund - Series Q*
  ING GET Fund - Series S**
ING VP Balanced Portfolio, Inc. - Class R
ING VP Bond Portfolio - Class R
ING VP Emerging Markets Fund
ING VP Money Market Portfolio - Class R
ING VP Natural Resources Trust
ING Generations Portfolio, Inc.:
  ING VP Strategic Allocation Balanced Portfolio - Class R
  ING VP Strategic Allocation Growth Portfolio - Class R
  ING VP Strategic Allocation Income Portfolio - Class R
ING Partners, Inc.:
  ING Alger Aggressive Growth Portfolio - Initial Class**
  ING Alger Aggressive Growth Portfolio - Service Class**
  ING Alger Growth Portfolio - Service Class**
  ING American Century Small Cap Value Portfolio
    - Service Class**
  ING Baron Small Cap Growth Portfolio - Service Class**
  ING DSI Enhanced Index Portfolio - Service Class**
  ING Goldman Sachs(R) Capital Growth Portfolio - Service Class** ING JPMorgan Fleming International Portfolio - Initial Class
  ING JPMorgan Mid Cap Value Portfolio - Service Class**
  ING MFS Capital Opportunities Portfolio - Initial Class
  ING MFS Global Growth Portfolio - Service Class**
  ING MFS Research Portfolio - Initial Class
  ING OpCap Balanced Value Portfolio - Service Class**
  ING PIMCO Total Return Portfolio - Service Class**
  ING Salomon Brothers Aggressive Growth Portfolio - Initial Class ING Salomon Brothers Capital Portfolio - Service Class**
  ING Salomon Brothers Investors Value Portfolio - Service Class** ING T. Rowe Price Growth Equity Portfolio - Initial Class
  ING UBS Tactical Asset Allocation Portfolio - Service Class** ING Van Kampen Comstock Portfolio - Service Class**
ING Variable Funds:
  ING VP Growth and Income Portfolio - Class R
ING Variable Portfolios, Inc.:
  ING VP Growth Portfolio - Class R
  ING VP Index Plus LargeCap Portfolio - Class R

  ING VP Index Plus MidCap Portfolio - Class R
  ING VP Index Plus SmallCap Portfolio - Class R
  ING VP International Equity Portfolio - Class R
  ING VP Small Company Portfolio - Class R
  ING VP Technology Portfolio - Class R
  ING VP Value Opportunity Portfolio - Class R
ING Variable Products:
  ING VP Growth Opportunities Portfolio - Class R*
  ING VP International Value Portfolio - Class R*
  ING VP MagnaCap Portfolio - Class R**
  ING VP MidCap Opportunities Portfolio - Class R*
  ING VP SmallCap Opportunities Portfolio - Class R*
Janus Aspen Series:
  Janus Aspen Series Aggressive Growth Portfolio
   - Institutional Shares
  Janus Aspen Series Balanced Portfolio
   - Institutional Shares
  Janus Aspen Series Capital Appreciation Portfolio
   - Service Shares*
  Janus Aspen Series Flexible Income Portfolio
   - Institutional Shares
  Janus Aspen Series Growth Portfolio
   - Institutional Shares

  Janus Aspen Series Worldwide Growth Portfolio
   - Institutional Shares
Janus Twenty Fund
Lord Abbett Funds:
    Lord Abbett Growth and Income Portfolio*
    Lord Abbett Mid-Cap Value Fund - Class A**
    Lord Abbett Mid-Cap Value Portfolio*
MFS(R) Variable Insurance Trust:
    MFS(R) Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
    Oppenheimer Aggressive Growth Fund/VA**
    Oppenheimer Developing Markets Fund/VA*
    Oppenheimer Global Securities Fund/VA
    Oppenheimer Main Street Growth & Income Fund/VA**
    Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund*
Pioneer Variable Contracts:
    Pioneer Equity Income VCT Portfolio - Class I*
    Pioneer Fund VCT Portfolio - Class I*
    Pioneer Mid Cap Value VCT Portfolio - Class I*

*   Investment Division added in 2001.
**  Investment Division added in 2002.

ING GET Fund Series C reached the end of its offering period and closed on December 16, 2001. All remaining amounts were transferred to other Funds prior to December 31, 2001 at the Contractowners' direction.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

             CURRENT NAME                                FORMER NAME
--------------------------------------------------------------------------------
AIM V.I. Core Equity                           AIM V.I. Growth and Income
AIM V.I. Premier Equity                        AIM V.I. Value
ING GET Fund - Series D                        Aetna GET Fund, Series D
ING GET Fund - Series E                        Aetna GET Fund, Series E
ING GET Fund - Series G                        Aetna GET Fund, Series G
ING GET Fund - Series H                        Aetna GET Fund, Series H
ING GET Fund - Series I                        Aetna GET Fund, Series I
ING GET Fund - Series J                        Aetna GET Fund, Series J
ING GET Fund - Series K                        Aetna GET Fund, Series K
ING GET Fund - Series L                        Aetna GET Fund, Series L
ING GET Fund - Series Q                        Aetna GET Fund, Series Q
ING VP Balanced                                Aetna Balanced VP, Inc.
ING VP Bond                                    Aetna Bond VP
ING VP Emerging Markets                        Pilgrim Emerging Markets
ING VP Money Market                            Aetna Money Market VP
ING VP Natural Resources                       Pilgrim Natural Resources
ING VP Strategic Allocation Balanced           Aetna Crossroads VP
ING VP Strategic Allocation Growth             Aetna Ascent VP
ING VP Strategic Allocation Income             Aetna Legacy VP
ING JPMorgan Fleming International             PPI Scudder International Growth
ING MFS Capital Opportunities                  PPI MFS Capital Opportunities
ING MFS Research                               PPI MFS Research
ING Salomon Brothers Aggressive Growth         PPI MFS Emerging Equities
ING T. Rowe Price Growth Equity                PPI T. Rowe Price Growth Equity
ING VP Growth and Income                       Aetna Growth and Income VP
ING VP Growth                                  Aetna Growth VP
ING VP Index Plus LargeCap                     Aetna Index Plus LargeCap VP
ING VP Index Plus MidCap                       Aetna Index Plus MidCap VP
ING VP Index Plus SmallCap                     Aetna Index Plus SmallCap VP
ING VP International Equity                    Aetna International VP
ING VP Small Company                           Aetna Small Company VP
ING VP Technology                              Aetna Technology VP
ING VP Value Opportunity                       Aetna Value Opportunity VP
ING VP Growth Opportunities                    Pilgrim Growth Opportunities
ING VP International Value                     Pilgrim International Value
ING VP MidCap Opportunities                    Pilgrim MidCap Opportunities
ING VP SmallCap Opportunities                  Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

VARIABLE ANNUITY RESERVES

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

ADMINISTRATIVE CHARGES

A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

CONTRACT MAINTENANCE CHARGES

For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

CONTINGENT DEFERRED SALES CHARGES

For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

4.  RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING VP Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolio, Inc., ING Variable Portfolios, Inc., ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, ING VP Growth and Income Portfolio, ING Generations Portfolio, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 0.90% of the average net assets of each respective Fund of the Trust.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                               YEAR ENDED DECEMBER 31
                                                                       2002                              2001
                                                         ------------------------------------------------------------------
                                                            PURCHASES          SALES          PURCHASES          SALES
                                                         ------------------------------------------------------------------
AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation                               4,304,518        3,212,380        6,795,876        2,964,662
   AIM V.I. Core Equity                                        4,639,440        7,234,987       12,861,882        5,048,798
   AIM V.I. Growth                                             4,031,977        3,077,841        6,479,103        3,261,877
   AIM V.I. Premier Equity                                     5,382,085        4,491,593       10,659,285        3,532,672
American Century(R) Income & Growth                            1,592,525          842,674          900,988          239,461
Calvert Social Balanced                                        5,052,511        5,017,679        7,975,257        5,199,701
Chapman DEM(R) Equity                                          1,890,542        1,886,444          855,427          746,638
Evergreen Special Values                                       8,955,432        2,195,369        4,895,178          981,601
Fidelity(R) Variable Insurance Products:
   Fidelity(R) VIP Equity-Income                              62,847,527       17,195,608       76,739,650       11,539,661
   Fidelity(R) VIP Growth                                     35,079,895       22,830,449       71,295,121       20,864,722
   Fidelity(R) VIP High Income                                10,446,606        9,408,781        4,855,135        3,922,491
   Fidelity(R) VIP Overseas                                  281,454,988      280,916,013       22,139,399       19,615,521
Fidelity(R) Variable Insurance Products II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                        2,131,712        2,720,495        3,217,296        3,080,303
   Fidelity(R) VIP II Contrafund(R)                           65,464,829       17,163,216       43,503,093       23,332,252
   Fidelity(R) VIP II Index 500                               12,609,912       12,891,287       29,332,205       23,760,455
Franklin Templeton Variable Insurance Products:
   Franklin Small Cap Value Securities                        11,105,799        1,679,918          117,530              907
ING GET Fund:
   ING GET Fund - Series C                                             -                -        9,017,003      117,167,336
   ING GET Fund - Series D                                    11,539,155       56,297,539        8,511,607       52,874,052
   ING GET Fund - Series E                                     5,419,715       19,105,445        2,721,893       16,111,808
   ING GET Fund - Series G                                     1,766,927        6,054,764          467,334        5,072,065

                                                                               YEAR ENDED DECEMBER 31
                                                                       2002                              2001
                                                         ------------------------------------------------------------------
                                                            PURCHASES          SALES          PURCHASES          SALES
                                                         ------------------------------------------------------------------
ING GET Fund (continued):
   ING GET Fund - Series H                                     1,130,381        3,899,605          329,805        3,720,840
   ING GET Fund - Series I                                        44,504          126,673            3,175          125,829
   ING GET Fund - Series J                                        13,444            8,956            2,630           82,583
   ING GET Fund - Series K                                        59,140          346,098            2,211          561,715
   ING GET Fund - Series L                                           643          148,075        1,582,138          269,903
   ING GET Fund - Series Q                                     1,721,717          347,736        3,702,833           62,851
   ING GET Fund - Series S                                    47,018,416          713,121                -                -
ING VP Balanced                                               17,169,378      102,630,068       57,920,804       80,301,514
ING VP Bond                                                   84,342,033       53,732,469      139,555,876       37,890,365
ING VP Emerging Markets                                       47,682,941       47,804,675       21,549,670       20,603,841
ING VP Money Market                                        1,389,100,243    1,386,608,222    1,004,633,421      947,455,413
ING VP Natural Resources                                       4,360,249        4,778,230        7,513,036        8,563,951
ING Generations Portfolio, Inc.:
   ING VP Strategic Allocation Balanced                        4,619,714        7,022,377        6,028,535        5,614,028
   ING VP Strategic Allocation Growth                          5,098,351        5,762,667        5,671,221        5,676,614
   ING VP Strategic Allocation Income                          5,481,648        8,179,025        7,056,057        6,481,676
ING Partners, Inc.:
   ING Alger Aggressive Growth - Initial Class                         2                -                -                -
   ING Alger Aggressive Growth - Service Class                 1,107,671          129,817                -                -
   ING Alger Growth                                              286,061           13,892                -                -
   ING American Century Small Cap Value                        3,070,006        1,085,989                -                -
   ING Baron Small Cap Growth                                  4,071,892          754,026                -                -
   ING DSI Enhanced Index                                        188,034           54,882                -                -
   ING Goldman Sachs(R) Capital Growth                           496,888          131,993                -                -
   ING JPMorgan Fleming International                        877,751,717      896,771,912      756,661,473      732,508,626
   ING JPMorgan Mid Cap Value                                  1,323,013          286,396                -                -
   ING MFS Capital Opportunities                               7,580,696       31,351,698       72,588,500       25,865,721
   ING MFS Global Growth                                         525,151          311,858                -                -
   ING MFS Research                                            3,898,242       19,903,826       48,509,890       20,710,153
   ING OpCap Balanced Value                                      620,447          119,754                -                -
   ING PIMCO Total Return                                     17,097,818        1,051,551                -                -
   ING Salomon Brothers Aggressive Growth                     10,302,360       35,081,311       43,069,920       33,552,038
   ING Salomon Brothers Capital                                  444,832          188,032                -                -
   ING Salomon Brothers Investors Value                          725,794           57,937                -                -
   ING T. Rowe Price Growth Equity                            17,849,790       17,806,479       57,122,732       15,920,750
   ING UBS Tactical Asset Allocation                             740,247          249,517                -                -
   ING Van Kampen Comstock                                     8,600,654           36,373                -                -
 ING Variable Funds:
   ING VP Growth and Income                                   28,884,699      470,112,123       60,724,970      532,074,722
 ING Variable Portfolios, Inc.:
   ING VP Growth                                               7,859,023       18,431,584       28,204,755       15,612,423
   ING VP Index Plus LargeCap                                 56,456,476       31,239,514      107,331,174       48,269,850
   ING VP Index Plus MidCap                                   88,753,961       10,677,275       62,488,932       25,007,221
   ING VP Index Plus SmallCap                                 47,752,453       11,942,676       37,514,370       21,110,252

                                                                               YEAR ENDED DECEMBER 31
                                                                       2002                              2001
                                                         ------------------------------------------------------------------
                                                              PURCHASES          SALES          PURCHASES          SALES
                                                         ------------------------------------------------------------------
ING Variable Portfolios, Inc. (continued):
ING VP International Equity                                   25,699,487       25,622,350       25,392,340       24,243,846
   ING VP Small Company                                      115,600,550       98,843,130       94,723,814       66,296,076
   ING VP Technology                                          32,390,049       25,195,404       24,854,806       10,278,841
   ING VP Value Opportunity                                   45,668,666        9,781,845       80,279,867       10,972,471
ING Variable Products:
   ING VP Growth Opportunities                                   261,723           76,864            9,527                -
   ING VP International Value                                 15,013,347        2,169,216        1,512,631               74
   ING VP MagnaCap                                               612,295            7,430                -                -
   ING VP MidCap Opportunities                                   737,381          240,733           39,577            9,757
   ING VP SmallCap Opportunities                               3,521,403          468,831           57,192              733
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth                       35,945,180       81,054,103       93,210,358       98,308,301
   Janus Aspen Series Balanced                                65,771,299       17,685,595       75,710,579        9,851,626
   Janus Aspen Series Capital Appreciation                     2,131,490          443,495          836,063          258,365
   Janus Aspen Series Flexible Income                         48,620,532       16,738,373       30,917,598       11,463,661
   Janus Aspen Series Growth                                  12,204,989       40,153,496       35,972,694       38,805,761
   Janus Aspen Series Worldwide Growth                        39,361,990      112,523,353       70,440,681      125,535,379
Janus Twenty                                                     179,007          168,468          752,599           79,762
Lord Abbett Funds:
   Lord Abbett Growth and Income                              12,115,872          230,361        1,201,746              167
   Lord Abbett Mid-Cap Value - Class A                            21,222                6                -                -
   Lord Abbett Mid-Cap Value                                  10,914,116          574,859          280,775           22,801
MFS(R) Variable Insurance Trust:
   MFS(R) Total Return                                        23,543,322        2,786,372       17,695,367        1,112,766
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                                   4,573              827                -                -
   Oppenheimer Developing Markets                              7,273,312        6,012,152        3,348,385        3,136,389
   Oppenheimer Global Securities                              70,667,874       10,555,992       68,690,062       18,545,517
   Oppenheimer Main Street Growth & Income                        36,265            2,871                -                -
   Oppenheimer Strategic Bond                                 13,924,936        7,203,918        8,344,777        4,368,717
Pax World Balanced                                               684,652        1,149,934        3,028,221          581,039
Pioneer Variable Contracts:
   Pioneer Equity Income VCT                                   4,145,770          244,186           87,635               48
   Pioneer Fund VCT                                              514,421           66,306            8,944                -
   Pioneer Mid Cap Value VCT                                   2,985,262          689,216           98,444           21,459

6. CHANGES IN UNITS

The changes in units outstanding were as follows:

                                                                       YEAR ENDED DECEMBER 31
                                                                    2002                   2001
                                                              -----------------------------------------
                                                               NET UNITS ISSUED       NET UNITS ISSUED
                                                                  (REDEEMED)             (REDEEMED)
                                                              -----------------------------------------
AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation                                    169,039                279,755
   AIM V.I. Core Equity                                            (343,354)               895,382
   AIM V.I. Growth                                                  189,557                471,683
   AIM V.I. Premier Equity                                           94,922                778,106
American Century(R) Income & Growth                                  97,487                 61,904
Calvert Social Balanced                                              (8,328)               114,314
Chapman DEM(R) Equity                                                (2,573)                13,414
Evergreen Special Values                                            502,950                315,601
Fidelity(R) Variable Insurance Products:
   Fidelity(R) VIP Equity-Income                                  2,601,117              3,298,395
   Fidelity(R) VIP Growth                                         1,083,971              1,589,902
   Fidelity(R) VIP High Income                                      118,575                 78,797
   Fidelity(R) VIP Overseas                                         412,766                 73,805
Fidelity(R)Variable Insurance Products II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                             (84,867)               (56,065)
   Fidelity(R) VIP II Contrafund(R)                               3,125,242                723,966
   Fidelity(R) VIP II Index 500                                     (76,688)               232,558
Franklin Templeton Variable Insurance Products:
   Franklin Small Cap Value Securities                              847,140                 12,603
ING GET Fund:
   ING GET Fund - Series C                                                -             (7,988,755)
   ING GET Fund - Series D                                       (5,119,012)            (4,367,855)
   ING GET Fund - Series E                                       (1,630,786)            (1,262,736)
   ING GET Fund - Series G                                         (504,253)              (429,002)
   ING GET Fund - Series H                                         (327,405)              (315,894)
   ING GET Fund - Series I                                          (10,456)               (10,594)
   ING GET Fund - Series J                                             (247)                (7,649)
   ING GET Fund - Series K                                          (31,737)               (53,527)
   ING GET Fund - Series L                                          (13,498)               129,147
   ING GET Fund - Series Q                                          133,484                364,161
   ING GET Fund - Series S                                        4,623,710                      -
ING VP Balanced                                                  (4,288,778)            (1,953,479)
ING VP Bond                                                         895,292              5,334,271
ING VP Emerging Markets                                              11,496                (18,851)
ING VP Money Market                                                (514,318)             2,665,740
ING VP Natural Resources                                            (38,669)               (78,864)
ING Generations Portfolio, Inc.:
   ING VP Strategic Allocation Balanced                            (237,027)                16,883
   ING VP Strategic Allocation Growth                               (78,417)                16,146
   ING VP Strategic Allocation Income                              (253,276)               (21,737)

                                                                 YEAR ENDED DECEMBER 31
                                                                2002                2001
                                                         -----------------------------------------
                                                           NET UNITS ISSUED       NET UNITS ISSUED
                                                             (REDEEMED)             (REDEEMED)
                                                         -----------------------------------------
ING Partners, Inc.:
   ING Alger Aggressive Growth - Initial Class                            -                      -
   ING Alger Aggressive Growth - Service Class                      165,744                      -
   ING Alger Growth                                                  38,880                      -
   ING American Century Small Cap Value                             226,876                      -
   ING Baron Small Cap Growth                                       372,442                      -
   ING DSI Enhanced Index                                            19,200                      -
   ING Goldman Sachs(R) Capital Growth                               42,741                      -
   ING JPMorgan Fleming International                              (721,355)              (665,863)
   ING JPMorgan Mid Cap Value                                       113,165                      -
   ING MFS Capital Opportunities                                  1,173,796)               388,827
   ING MFS Global Growth                                             24,287                      -
   ING MFS Research                                              (1,288,144)              (560,630)
   ING OpCap Balanced Value                                          59,218                      -
   ING PIMCO Total Return                                         1,517,719                      -
   ING Salomon Brothers Aggressive Growth                        (2,326,937)              (352,123)
   ING Salomon Brothers Capital                                      22,856                      -
   ING Salomon Brothers Investors Value                              67,275                      -
   ING T. Rowe Price Growth Equity                                   63,416                485,850
   ING UBS Tactical Asset Allocation                                 42,475                      -
   ING Van Kampen Comstock                                          982,853                      -
ING Variable Portfolios, Inc.:
   ING VP Growth and Income                                        (790,096)              (147,740)
   ING VP Growth                                                (22,806,058)           (16,264,367)
   ING VP Index Plus LargeCap                                     1,834,250              2,605,179
   ING VP Index Plus MidCap                                       5,293,258              2,366,325
   ING VP Index Plus SmallCap                                     3,221,273              1,476,422
   ING VP International Equity                                       46,227                 58,378
   ING VP Small Company                                           1,138,936              1,661,579
   ING VP Technology                                              1,759,349              2,883,095
   ING VP Value Opportunity                                       2,310,707              3,792,099
ING Variable Products:
   ING VP Growth Opportunities                                       25,196                  1,069
   ING VP International Value                                     1,442,929                160,088
   ING VP MagnaCap                                                   79,533                      -
   ING VP MidCap Opportunities                                       62,747                  3,124
   ING VP SmallCap Opportunities                                    439,781                  6,624
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth                          (2,767,545)               834,490
   Janus Aspen Series Balanced                                    2,716,798              3,452,544
   Janus Aspen Series Capital Appreciation                          254,156                 71,782
   Janus Aspen Series Flexible Income                             1,849,774              1,180,756
   Janus Aspen Series Growth                                 (1,714,452,627)               143,579
   Janus Aspen Series Worldwide Growth                           (4,136,407)            (1,867,834)
Janus Twenty                                                          2,274                 96,442

                                                                 YEAR ENDED DECEMBER 31
                                                                2002                2001
                                                         -----------------------------------------
                                                           NET UNITS ISSUED       NET UNITS ISSUED
                                                             (REDEEMED)             (REDEEMED)
                                                         -----------------------------------------
Lord Abbett Funds:
   Lord Abbett Growth and Income                                  1,418,813                126,354
   Lord Abbett Mid-Cap Value - Class A                                2,255                      -
   Lord Abbett Mid-Cap Value                                      1,184,575                 28,359
MFS(R) Variable Insurance Trust:
   MFS(R) Total Return                                            1,699,997              1,347,959
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                                          -                      -
   Oppenheimer Developing Markets                                   120,880                 24,368
   Oppenheimer Global Securities                                  4,562,324              3,026,285
   Oppenheimer Main Street Growth & Income                                -                      -
   Oppenheimer Strategic Bond                                       550,284                338,338
Pax World Balanced                                                  (58,236)               253,700
Pioneer Variable Contracts:
   Pioneer Equity Income VCT                                        462,635                  9,195
   Pioneer Fund VCT                                                  56,238                    948
   Pioneer Mid Cap Value VCT                                        236,696                  8,121

7. UNIT SUMMARY

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION
Contracts in accumulation period:
   Qualified V                                                612.900   $     6.81   $            4,174
   Qualified VI                                         1,036,027.359         6.85            7,096,787
   Qualified VIII                                           1,468.535         6.85               10,059
   Qualified X (1.15)                                       6,526.451         6.87               44,837
   Qualified X (1.25)                                      89,448.182         6.85              612,720
   Qualified XI                                            51,047.137         7.00              357,330
   Qualified XII (0.05)                                    21,947.586         6.97              152,975
   Qualified XII (0.25)                                    21,530.333         7.11              153,081
   Qualified XII (0.35)                                    14,806.971         7.08              104,833
   Qualified XII (0.45)                                     2,094.730         7.05               14,768
   Qualified XII (0.55)                                    13,895.023         7.03               97,682
   Qualified XII (0.60)                                    11,934.448         7.02               83,780
   Qualified XII (0.65)                                     3,965.887         7.00               27,761
   Qualified XII (0.70)                                    25,008.115         6.99              174,807
   Qualified XII (0.75)                                    20,470.392         6.98              142,883
   Qualified XII (0.80)                                   147,121.085         6.96            1,023,963
   Qualified XII (0.85)                                    88,509.326         6.95              615,140
   Qualified XII (0.90)                                     4,261.560         6.94               29,575
   Qualified XII (0.95)                                    78,025.725         6.92              539,938
   Qualified XII (1.00)                                   204,565.089         6.91            1,413,545
   Qualified XII (1.05)                                    13,022.636         6.90               89,856
   Qualified XII (1.10)                                    17,763.655         6.89              122,392
   Qualified XII (1.15)                                     3,372.566         6.87               23,170
   Qualified XII (1.20)                                    15,354.322         6.86              105,331
   Qualified XII (1.25)                                    15,395.886         6.85              105,462
   Qualified XII (1.30)                                     1,967.478         6.84               13,458
   Qualified XII (1.35)                                     1,290.293         6.82                8,800
   Qualified XII (1.40)                                    14,842.001         6.81              101,074
   Qualified XII (1.50)                                     4,963.393         6.79               33,701
   Qualified XV                                            12,672.514         6.91               87,567
   Qualified XVI                                           20,847.760         6.79              141,556
   Qualified XVII                                             714.857         6.85                4,897
   Qualified XVIII                                          2,271.815         6.85               15,562
   Qualified XXI                                            8,626.077         6.94               59,865
   Qualified XXII                                          54,247.825         6.96              377,565
   Qualified XXIV                                          59,702.585         6.93              413,739
   Qualified XXV                                           16,769.882         6.93              116,215
   Qualified XXVI                                           4,711.047         6.90               32,506
   Qualified XXVII                                        175,778.520         4.26              748,816
                                                        -------------                ------------------
                                                        2,287,581.946                $       15,302,170
                                                        =============                ==================
AIM V.I. CORE EQUITY
Contracts in accumulation period:
      Qualified V                                             149.730   $     6.24   $              934
      Qualified VI                                      2,594,514.088         6.28           16,293,548
      Qualified VIII                                          881.008         6.28                5,533
      Qualified X (1.15)                                   20,311.624         6.30              127,963
      Qualified X (1.25)                                  209,050.546         6.28            1,312,837
      Qualified XI                                         61,558.808         6.42              395,208
      Qualified XII (0.05)                                 22,579.136         6.39              144,281

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY (CONTINUED)
   Qualified XII (0.15)                                       166.208   $     6.54   $            1,087
   Qualified XII (0.25)                                    55,614.511         6.52              362,607
   Qualified XII (0.35)                                    18,926.587         6.49              122,834
   Qualified XII (0.45)                                    10,291.296         6.47               66,585
   Qualified XII (0.55)                                    53,745.420         6.45              346,658
   Qualified XII (0.60)                                    70,526.690         6.43              453,487
   Qualified XII (0.65)                                     3,726.799         6.42               23,926
   Qualified XII (0.70)                                    42,490.221         6.41              272,362
   Qualified XII (0.75)                                    52,556.708         6.40              336,363
   Qualified XII (0.80)                                   430,052.603         6.39            2,748,036
   Qualified XII (0.85)                                   140,721.099         6.37              896,393
   Qualified XII (0.90)                                     3,976.420         6.36               25,290
   Qualified XII (0.95)                                   136,853.281         6.35              869,018
   Qualified XII (1.00)                                   866,972.084         6.34            5,496,603
   Qualified XII (1.05)                                    71,917.531         6.33              455,238
   Qualified XII (1.10)                                    41,825.030         6.32              264,334
   Qualified XII (1.15)                                    13,776.114         6.30               86,790
   Qualified XII (1.20)                                    43,799.720         6.29              275,500
   Qualified XII (1.25)                                    29,057.425         6.28              182,481
   Qualified XII (1.30)                                    12,359.206         6.27               77,492
   Qualified XII (1.35)                                     1,872.029         6.26               11,719
   Qualified XII (1.40)                                    24,025.850         6.25              150,162
   Qualified XII (1.50)                                     4,300.801         6.22               26,751
   Qualified XV                                             5,553.540         6.33               35,154
   Qualified XVI                                           36,100.136         6.22              224,543
   Qualified XVII                                           6,972.794         6.28               43,789
   Qualified XVIII                                          7,187.475         6.28               45,137
   Qualified XXI                                            3,866.362         6.37               24,629
   Qualified XXII                                          23,377.752         6.38              149,150
   Qualified XXIV                                          40,517.669         6.36              257,692
   Qualified XXV                                           17,351.496         6.35              110,182
   Qualified XXVI                                          20,464.034         6.33              129,537
   Qualified XXVII                                        375,190.948         5.00            1,875,955
                                                        -------------                ------------------
                                                        5,575,180.779                $       34,727,788
                                                        =============                ==================
AIM V.I. GROWTH
Contracts in accumulation period:
   Qualified V                                                771.666   $     4.19   $            3,233
   Qualified VI                                         1,261,471.015         4.22            5,323,408
   Qualified X (1.15)                                       1,135.734         4.23                4,804
   Qualified X (1.25)                                     123,347.061         4.22              520,525
   Qualified XII (0.05)                                     5,923.449         4.31               25,530
   Qualified XII (0.25)                                    25,870.915         4.38              113,315
   Qualified XII (0.35)                                    10,393.177         4.36               45,314
   Qualified XII (0.45)                                       663.111         4.34                2,878
   Qualified XII (0.55)                                    19,025.550         4.33               82,381
   Qualified XII (0.60)                                     9,744.416         4.32               42,096
   Qualified XII (0.65)                                     5,188.165         4.31               22,361
   Qualified XII (0.70)                                    30,487.352         4.30              131,096
   Qualified XII (0.75)                                    28,180.796         4.30              121,177
   Qualified XII (0.80)                                   289,869.310         4.29            1,243,539
   Qualified XII (0.85)                                   111,906.026         4.28              478,958
   Qualified XII (0.90)                                     3,913.578         4.27               16,711
   Qualified XII (0.95)                                    86,608.693         4.27              369,819

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
AIM V.I. GROWTH (CONTINUED)
   Qualified XII (1.00)                                   254,493.662   $     4.26   $        1,084,143
   Qualified XII (1.05)                                    26,227.548         4.25              111,467
   Qualified XII (1.10)                                    18,425.771         4.24               78,125
   Qualified XII (1.15)                                     5,581.634         4.23               23,610
   Qualified XII (1.20)                                    53,763.972         4.23              227,422
   Qualified XII (1.25)                                    26,595.030         4.22              112,231
   Qualified XII (1.30)                                       385.384         4.21                1,622
   Qualified XII (1.35)                                     1,753.334         4.20                7,364
   Qualified XII (1.40)                                    22,780.089         4.19               95,449
   Qualified XII (1.50)                                     2,014.294         4.18                8,420
   Qualified XV                                             5,235.108         4.27               22,354
   Qualified XVI                                           38,466.417         4.18              160,790
   Qualified XVII                                           8,211.845         4.22               34,654
   Qualified XVIII                                          2,346.464         4.22                9,902
   Qualified XXI                                            7,442.199         4.29               31,927
   Qualified XXII                                          27,805.030         4.30              119,562
   Qualified XXIV                                          39,203.723         4.27              167,400
   Qualified XXV                                           11,393.743         4.27               48,651
   Qualified XXVI                                          11,474.627         4.25               48,767
   Qualified XXVII                                        144,332.703         3.20              461,865
                                                        -------------                ------------------
                                                        2,722,432.591                $       11,402,870
                                                        =============                ==================
AIM V.I. PREMIER EQUITY
Currently payable annuity contracts                                                  $            3,634
Contracts in accumulation period:
   Qualified III                                              165.974   $     5.91                  981
   Qualified V                                                148.357         5.73                  850
   Qualified VI                                         1,084,132.465         5.77            6,255,444
   Qualified VIII                                               4.600         5.77                   27
   Qualified X (1.15)                                       8,616.152         5.79               49,888
   Qualified X (1.25)                                     114,782.400         5.77              662,294
   Qualified XII (0.05)                                    17,078.898         5.87              100,253
   Qualified XII (0.25)                                    12,125.567         5.99               72,632
   Qualified XII (0.35)                                    10,078.897         5.96               60,070
   Qualified XII (0.45)                                   122,965.840         5.94              730,417
   Qualified XII (0.55)                                    32,093.644         5.92              189,994
   Qualified XII (0.60)                                    16,329.756         5.91               96,509
   Qualified XII (0.65)                                     4,055.191         5.90               23,926
   Qualified XII (0.70)                                   108,609.139         5.89              639,708
   Qualified XII (0.75)                                    24,186.765         5.88              142,218
   Qualified XII (0.80)                                   257,178.331         5.86            1,507,065
   Qualified XII (0.85)                                    63,998.032         5.85              374,388
   Qualified XII (0.90)                                     8,538.986         5.84               49,868
   Qualified XII (0.95)                                   135,402.320         5.83              789,396
   Qualified XII (1.00)                                   255,105.916         5.82            1,484,716
   Qualified XII (1.05)                                    23,466.252         5.81              136,339
   Qualified XII (1.10)                                    23,333.732         5.80              135,336
   Qualified XII (1.15)                                     9,443.314         5.79               54,677
   Qualified XII (1.20)                                    26,885.243         5.78              155,397
   Qualified XII (1.25)                                    27,360.454         5.77              157,870
   Qualified XII (1.30)                                     1,542.670         5.76                8,886
   Qualified XII (1.35)                                     6,782.730         5.75               39,001
   Qualified XII (1.40)                                    10,687.296         5.74               61,345
   Qualified XII (1.50)                                     2,096.471         5.71               11,971

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
AIM V.I. PREMIER EQUITY (CONTINUED)
   Qualified XV                                             8,658.746   $     5.81   $           50,307
   Qualified XVI                                           22,963.072         5.71              131,119
   Qualified XVII                                          22,827.240         5.77              131,713
   Qualified XVIII                                          3,205.283         5.77               18,494
   Qualified XXI                                            3,361.597         5.85               19,665
   Qualified XXII                                          29,269.710         5.86              171,521
   Qualified XXIV                                          73,360.355         5.84              428,424
   Qualified XXV                                            7,550.679         5.83               44,020
   Qualified XXVI                                           1,801.282         5.81               10,465
   Qualified XXVII                                        196,314.096         4.97              975,681
                                                        -------------                ------------------
                                                        2,776,507.452                $       15,976,509
                                                        =============                ==================
AMERICAN CENTURY(R) INCOME & GROWTH
Contracts in accumulation period:
   Qualified XII (1.10)                                     2,226.313   $    21.67   $           48,244
   Qualified XXVII                                        157,164.397         7.02            1,103,294
                                                        -------------                ------------------
                                                          159,390.710                $        1,151,538
                                                        =============                ==================
CALVERT SOCIAL BALANCED
Contracts in accumulation period:
   Qualified III                                           18,579.235   $    22.98   $          426,951
   Qualified V                                              2,609.314        17.56               45,820
   Qualified VI                                           889,478.074        17.32           15,405,760
   Qualified VIII                                           5,424.297        15.73               85,324
   Qualified X (1.15)                                         628.031         8.92                5,602
   Qualified X (1.25)                                      41,035.632         8.88              364,396
   Qualified XI                                            69,812.020        17.87            1,247,541
   Qualified XII (0.05)                                       168.276        17.80                2,995
   Qualified XII (0.25)                                    79,896.638         9.44              754,224
   Qualified XII (0.35)                                    79,910.094         9.40              751,155
   Qualified XII (0.45)                                    86,064.561         9.35              804,704
   Qualified XII (0.55)                                    10,774.319         9.31              100,309
   Qualified XII (0.60)                                    10,571.500         9.29               98,209
   Qualified XII (0.65)                                     6,110.691         9.27               56,646
   Qualified XII (0.70)                                    32,527.032         9.25              300,875
   Qualified XII (0.75)                                    80,765.720         9.22              744,660
   Qualified XII (0.80)                                   185,196.823         9.69            1,794,557
   Qualified XII (0.85)                                   201,167.714        12.89            2,593,052
   Qualified XII (0.90)                                     6,989.034         9.57               66,885
   Qualified XII (0.95)                                    77,039.334        12.80              986,103
   Qualified XII (1.00)                                   322,871.897        12.76            4,119,845
   Qualified XII (1.05)                                    27,892.352        12.72              354,791
   Qualified XII (1.10)                                    46,211.894        12.68              585,967
   Qualified XII (1.15)                                     8,800.057        12.64              111,233
   Qualified XII (1.20)                                    12,325.797        12.59              155,182
   Qualified XII (1.25)                                     8,570.644        12.55              107,562
   Qualified XII (1.30)                                     2,163.454        12.51               27,065
   Qualified XII (1.35)                                     1,648.598        12.47               20,558
   Qualified XII (1.40)                                     9,985.476        12.43              124,119
   Qualified XII (1.50)                                     1,029.377        12.35               12,713
   Qualified XV                                             3,346.472        17.64               59,032
   Qualified XVI                                           30,376.665        17.07              518,530
   Qualified XVII                                             792.376        17.32               13,724
   Qualified XVIII                                          9,404.262         8.88               83,510

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED (CONTINUED)
   Qualified XXI                                            2,632.051   $    17.73   $           46,666
   Qualified XXII                                           2,558.379        17.80               45,539
   Qualified XXIV                                          22,235.542        12.80              284,615
   Qualified XXV                                            5,368.452        17.51               94,002
   Qualified XXVI                                              11.836        17.45                  207
   Qualified XXVII                                        627,714.758        23.11           14,506,488
   Qualified XXVIII                                        80,748.402        23.02            1,858,828
                                                        -------------                ------------------
                                                        3,111,437.080                $       49,765,944
                                                        =============                ==================
CHAPMAN DEM(R) EQUITY
Contracts in accumulation period:
   Qualified XII (0.65)                                        10.781   $     4.22   $               45
   Qualified XXVII                                         10,829.591         4.68               50,682
                                                        -------------                ------------------
                                                           10,840.372                $           50,727
                                                        =============                ==================
EVERGREEN SPECIAL VALUES
Contracts in accumulation period:
   Qualified XII (0.95)                                    23,311.758   $    11.56   $          269,484
   Qualified XXVII                                        795,239.962        11.44            9,097,545
                                                        -------------                ------------------
                                                          818,551.720                $        9,367,029
                                                        =============                ==================
FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
   Qualified III                                              396.000   $    15.83   $            6,269
   Qualified V                                             24,002.451        14.88              357,156
   Qualified VI                                         5,512,953.326        15.11           83,300,725
   Qualified VIII                                           8,196.799        15.05              123,362
   Qualified X (1.15)                                     138,866.102        19.07            2,648,177
   Qualified X (1.25)                                     919,343.056        18.91           17,384,777
   Qualified XI                                           374,968.485        15.59            5,845,759
   Qualified XII (0.05)                                    26,701.039        15.53              414,667
   Qualified XII (0.25)                                   287,141.255         8.99            2,581,400
   Qualified XII (0.35)                                    73,088.795         8.95              654,145
   Qualified XII (0.45)                                   464,505.615         8.91            4,138,745
   Qualified XII (0.55)                                   125,948.333         8.87            1,117,162
   Qualified XII (0.60)                                   487,673.197         8.85            4,315,908
   Qualified XII (0.65)                                   139,155.085         8.83            1,228,739
   Qualified XII (0.70)                                   208,438.856         8.81            1,836,346
   Qualified XII (0.75)                                   295,153.826         8.79            2,594,402
   Qualified XII (0.80)                                 1,366,754.126         9.56           13,066,169
   Qualified XII (0.85)                                   445,736.529        13.39            5,968,412
   Qualified XII (0.90)                                    29,308.412         9.37              274,620
   Qualified XII (0.95)                                   463,074.582        13.30            6,158,892
   Qualified XII (1.00)                                 1,094,669.306        13.25           14,504,368
   Qualified XII (1.05)                                   129,242.684        13.21            1,707,296
   Qualified XII (1.10)                                   114,751.170        13.17            1,511,273
   Qualified XII (1.15)                                    28,002.469        13.12              367,392
   Qualified XII (1.20)                                    50,746.600        13.08              663,766
   Qualified XII (1.25)                                    45,786.636        13.04              597,058
   Qualified XII (1.30)                                    10,472.348        12.99              136,036
   Qualified XII (1.35)                                     1,835.188        12.95               23,766
   Qualified XII (1.40)                                    41,444.296        12.91              535,046

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
   Qualified XII (1.50)                                     7,109.492   $    12.82   $           91,144
   Qualified XV                                            33,035.414        15.39              508,415
   Qualified XVI                                          150,449.377        14.90            2,241,696
   Qualified XVII                                          20,154.525        15.11              304,535
   Qualified XVIII                                         19,032.015        18.91              359,895
   Qualified XXI                                           32,379.270        15.47              500,907
   Qualified XXII                                          72,842.521        15.53            1,131,244
   Qualified XXIV                                         128,461.679        13.30            1,708,540
   Qualified XXV                                           43,380.581        15.28              662,855
   Qualified XXVI                                          22,002.775        15.23              335,102
   Qualified XXVII                                      1,950,074.601        15.92           31,045,188
   Qualified XXVIII                                       879,705.613        15.85           13,943,334
                                                       --------------                ------------------
                                                       16,266,984.429                $      226,894,688
                                                       ==============                ==================
FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
   Qualified I                                              2,093.892   $    12.16   $           25,462
   Qualified III                                              460.508        13.00                5,987
   Qualified V                                              3,206.562        12.84               41,172
   Qualified VI                                         9,741,645.213        12.83          124,985,308
   Qualified VIII                                           9,013.881        12.98              117,000
   Qualified X (1.15)                                      92,562.962        18.00            1,666,133
   Qualified X (1.25)                                   1,200,976.871        17.84           21,425,427
   Qualified XI                                           762,005.866        13.24           10,088,958
   Qualified XII (0.05)                                    39,183.384        13.19              516,829
   Qualified XII (0.25)                                   554,573.622         8.50            4,713,876
   Qualified XII (0.35)                                   118,542.444         8.46            1,002,869
   Qualified XII (0.45)                                   362,534.301         8.42            3,052,539
   Qualified XII (0.55)                                   225,786.736         8.38            1,892,093
   Qualified XII (0.60)                                   505,858.628         8.36            4,228,978
   Qualified XII (0.65)                                   327,266.151         8.34            2,729,400
   Qualified XII (0.70)                                   290,779.599         8.32            2,419,286
   Qualified XII (0.75)                                   599,167.503         8.30            4,973,090
   Qualified XII (0.80)                                 2,481,341.962         9.08           22,530,585
   Qualified XII (0.85)                                   894,056.382        11.95           10,683,974
   Qualified XII (0.90)                                    61,738.835         8.82              544,537
   Qualified XII (0.95)                                   811,548.721        11.87            9,633,083
   Qualified XII (1.00)                                 2,375,320.873        11.83           28,100,046
   Qualified XII (1.05)                                   236,099.171        11.79            2,783,609
   Qualified XII (1.10)                                   125,204.853        11.75            1,471,157
   Qualified XII (1.15)                                    59,387.649        11.71              695,429
   Qualified XII (1.20)                                   154,271.974        11.68            1,801,897
   Qualified XII (1.25)                                    69,330.846        11.64              807,011
   Qualified XII (1.30)                                    15,962.591        11.60              185,166
   Qualified XII (1.35)                                     1,965.804        11.56               22,725
   Qualified XII (1.40)                                    67,276.447        11.52              775,025
   Qualified XII (1.50)                                    13,681.243        11.45              156,650
   Qualified XV                                            61,965.201        13.07              809,885
   Qualified XVI                                          219,550.862        12.65            2,777,318
   Qualified XVII                                          44,287.609        12.83              568,210
   Qualified XVIII                                         62,989.220        17.84            1,123,728
   Qualified XXI                                           92,638.757        13.14            1,217,273
   Qualified XXII                                          96,395.173        13.19            1,271,452
   Qualified XXIV                                         252,527.415        11.87            2,997,500

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH (CONTINUED)
   Qualified XXV                                          182,126.988   $    12.98   $        2,364,008
   Qualified XXVI                                          41,677.358        12.93              538,888
                                                       --------------                ------------------
                                                       23,257,004.057                $      277,743,563
                                                       ==============                ==================
FIDELITY(R) VIP HIGH INCOME
Currently payable annuity contracts:                                                 $           79,152
Contracts in accumulation period:
   Qualified XXVII                                        283,022.045   $     6.61            1,870,776
   Qualified XXVIII                                       246,125.008         6.58            1,619,503
                                                       --------------                ------------------
                                                          529,147.053                $        3,569,431
                                                       ==============                ==================
FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
   Qualified V                                                364.034   $     9.31   $            3,389
   Qualified VI                                           655,914.497         9.42            6,178,715
   Qualified VIII                                             356.691         9.42                3,360
   Qualified X (1.15)                                       7,753.721         9.79               75,909
   Qualified X (1.25)                                     115,529.897         9.71            1,121,795
   Qualified XI                                            30,107.795         9.72              292,648
   Qualified XII (0.05)                                     4,999.844         9.68               48,398
   Qualified XII (0.25)                                    48,818.577         6.79              331,478
   Qualified XII (0.35)                                    13,383.483         6.76               90,472
   Qualified XII (0.45)                                    26,911.448         6.73              181,114
   Qualified XII (0.55)                                     8,449.814         6.69               56,529
   Qualified XII (0.60)                                    24,366.222         6.68              162,766
   Qualified XII (0.65)                                    28,329.431         6.66              188,674
   Qualified XII (0.70)                                    30,199.267         6.65              200,825
   Qualified XII (0.75)                                     9,159.755         6.63               60,729
   Qualified XII (0.80)                                    55,109.284         7.39              407,258
   Qualified XII (0.85)                                    30,785.428         9.25              284,765
   Qualified XII (0.90)                                     5,004.221         7.37               36,881
   Qualified XII (0.95)                                    29,734.657         9.19              273,261
   Qualified XII (1.00)                                    88,737.496         9.16              812,835
   Qualified XII (1.05)                                    11,310.430         9.13              103,264
   Qualified XII (1.10)                                    14,368.047         9.10              130,749
   Qualified XII (1.15)                                     7,740.086         9.06               70,125
   Qualified XII (1.20)                                     4,489.618         9.03               40,541
   Qualified XII (1.25)                                    11,033.192         9.00               99,299
   Qualified XII (1.30)                                     2,003.240         8.97               17,969
   Qualified XII (1.35)                                       225.788         8.95                2,021
   Qualified XII (1.40)                                     3,641.542         8.92               32,483
   Qualified XII (1.50)                                       928.910         8.86                8,230
   Qualified XV                                             7,288.251         9.59               69,894
   Qualified XVI                                           18,350.671         9.29              170,478
   Qualified XVII                                           1,125.050         9.42               10,598
   Qualified XVIII                                          1,107.736         9.71               10,756

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS (CONTINUED)
   Qualified XXI                                            5,108.902   $     9.65   $           49,301
   Qualified XXII                                          22,198.646         9.69              215,105
   Qualified XXIV                                          29,083.212         9.19              267,275
   Qualified XXV                                           13,839.156         9.53              131,887
   Qualified XXVI                                           1,269.091         9.50               12,056
   Qualified XXVII                                        349,672.384         5.21            1,821,793
                                                        -------------                ------------------
                                                        1,718,799.514                $       14,075,625
                                                        =============                ==================
FIDELITY(R) VIP II ASSET MANAGER(SM)
Contracts in accumulation period:
   Qualified XXVII                                      1,128,595.662   $    14.94   $       16,861,219
   Qualified XXVIII                                        92,320.167        14.88            1,373,724
                                                        -------------                ------------------
                                                        1,220,915.829                $       18,234,943
                                                        =============                ==================
FIDELITY(R) VIP II CONTRAFUND(R)
Contracts in accumulation period:
   Qualified III                                            2,568.033   $    19.47   $           50,000
   Qualified V                                              8,738.955        17.12              149,611
   Qualified VI                                         8,483,149.594        17.21          145,995,005
   Qualified VIII                                           6,476.907        17.32              112,180
   Qualified X (1.15)                                      68,981.870        19.48            1,343,767
   Qualified X (1.25)                                     665,549.915        19.34           12,871,735
   Qualified XI                                           261,511.658        17.75            4,641,832
   Qualified XII (0.05)                                    48,769.446        17.69              862,731
   Qualified XII (0.15)                                       106.184        10.55                1,120
   Qualified XII (0.25)                                   428,444.934        10.50            4,498,672
   Qualified XII (0.35)                                    78,442.647        10.45              819,726
   Qualified XII (0.45)                                   762,484.347        10.40            7,929,837
   Qualified XII (0.55)                                   192,813.429        10.35            1,995,619
   Qualified XII (0.60)                                   456,742.593        10.33            4,718,151
   Qualified XII (0.65)                                   270,820.451        10.31            2,792,159
   Qualified XII (0.70)                                   199,144.245        10.28            2,047,203
   Qualified XII (0.75)                                   483,725.390        10.26            4,963,023
   Qualified XII (0.80)                                 1,986,803.257        11.25           22,351,537
   Qualified XII (0.85)                                   366,014.135        15.92            5,826,945
   Qualified XII (0.90)                                    42,178.792        10.94              461,436
   Qualified XII (0.95)                                   639,593.291        15.82           10,118,366
   Qualified XII (1.00)                                 3,146,947.439        15.76           49,595,892
   Qualified XII (1.05)                                   197,284.534        15.71            3,099,340
   Qualified XII (1.10)                                   100,695.350        15.66            1,576,889
   Qualified XII (1.15)                                    58,608.808        15.61              914,883
   Qualified XII (1.20)                                    46,506.125        15.56              723,635
   Qualified XII (1.25)                                    41,895.911        15.50              649,387
   Qualified XII (1.30)                                     4,346.010        15.45               67,146
   Qualified XII (1.35)                                       161.250        15.40                2,483
   Qualified XII (1.40)                                    32,586.251        15.35              500,199
   Qualified XII (1.50)                                    11,481.852        15.25              175,098
   Qualified XV                                            40,913.848        17.52              716,811
   Qualified XVI                                          159,117.579        16.96            2,698,634
   Qualified XVII                                          22,722.530        17.21              391,055
   Qualified XVIII                                         22,773.632        19.34              440,442

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP II CONTRAFUND(R) (CONTINUED)
   Qualified XXI                                           64,126.054   $    17.62   $        1,129,901
   Qualified XXII                                         150,973.152        17.69            2,670,715
   Qualified XXIV                                         164,570.588        15.82            2,603,507
   Qualified XXV                                           84,274.124        17.40            1,466,370
   Qualified XXVI                                          10,017.793        17.34              173,709
   Qualified XXVII                                      3,283,775.833        19.58           64,296,331
   Qualified XXVIII                                       713,480.722        19.50           13,912,874
                                                       --------------                ------------------
                                                       23,810,319.458                $      382,355,956
                                                       ==============                ==================
FIDELITY(R) VIP II INDEX 500
Contracts in accumulation period:
   Qualified XXVII                                      3,848,603.773   $    16.90   $       65,041,404
   Qualified XXVIII                                       453,165.524        16.83            7,626,776
                                                       --------------                ------------------
                                                        4,301,769.297                $       72,668,180
                                                       ==============                ==================
FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
   Qualified VI                                           327,493.273   $     9.22   $        3,019,488
   Qualified X (1.15)                                       2,338.684         9.24               21,609
   Qualified X (1.25)                                      31,988.406         9.22              294,933
   Qualified XII (0.55)                                    14,424.207         9.32              134,434
   Qualified XII (0.60)                                     2,849.502         9.31               26,529
   Qualified XII (0.65)                                     1,748.530         9.30               16,261
   Qualified XII (0.70)                                     5,040.605         9.30               46,878
   Qualified XII (0.75)                                     5,222.523         9.29               48,517
   Qualified XII (0.80)                                   134,705.573         9.28            1,250,068
   Qualified XII (0.85)                                    10,686.615         9.28               99,172
   Qualified XII (0.90)                                     1,119.700         9.27               10,380
   Qualified XII (0.95)                                    39,468.469         9.26              365,478
   Qualified XII (1.00)                                   221,100.929         9.26            2,047,395
   Qualified XII (1.05)                                     4,858.049         9.25               44,937
   Qualified XII (1.10)                                     7,938.686         9.24               73,353
   Qualified XII (1.15)                                     1,511.754         9.24               13,969
   Qualified XII (1.20)                                     1,437.497         9.23               13,268
   Qualified XII (1.25)                                     2,035.966         9.22               18,772
   Qualified XII (1.30)                                       110.586         9.22                1,020
   Qualified XII (1.40)                                       375.672         9.20                3,456
   Qualified XII (1.50)                                       244.004         9.19                2,242
   Qualified XV                                               202.652         9.26                1,877
   Qualified XVI                                            3,026.906         9.19               27,817
   Qualified XVIII                                          7,400.772         9.22               68,235
   Qualified XXI                                              327.632         9.28                3,040
   Qualified XXIV                                          17,423.341         9.27              161,514
   Qualified XXV                                            2,863.151         9.29               26,599
   Qualified XXVI                                          11,799.610         9.27              109,382
                                                       --------------                ------------------
                                                          859,743.294                $        7,950,623
                                                       ==============                ==================
ING GET FUND - SERIES D
Contracts in accumulation period:
   Qualified III                                            5,678.329   $    10.15   $           57,635
   Qualified VI                                         8,962,562.281        10.15           90,970,007
   Qualified X (1.15)                                     227,377.338        10.15            2,307,880
   Qualified X (1.25)                                   1,992,972.785        10.15           20,228,674

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING GET FUND - SERIES D (CONTINUED)
   Qualified XI                                         1,401,776.498   $    10.39   $       14,564,458
   Qualified XII (0.30)                                    96,179.505        10.38              998,343
   Qualified XII (0.50)                                    69,329.414        10.59              734,198
   Qualified XII (0.60)                                    17,216.930        10.54              181,466
   Qualified XII (0.70)                                    33,061.707        10.50              347,148
   Qualified XII (0.80)                                    22,555.857        10.45              235,709
   Qualified XII (0.85)                                   109,514.384        10.43            1,142,235
   Qualified XII (0.90)                                     8,054.976        10.41               83,852
   Qualified XII (0.95)                                    52,073.978        10.39              541,049
   Qualified XII (1.00)                                   174,808.849        10.37            1,812,768
   Qualified XII (1.05)                                 1,804,454.464        10.34           18,658,059
   Qualified XII (1.10)                                   122,005.830        10.32            1,259,100
   Qualified XII (1.20)                                   291,423.858        10.28            2,995,837
   Qualified XII (1.25)                                 3,825,286.304        10.26           39,247,437
   Qualified XII (1.30)                                    49,931.931        10.24              511,303
   Qualified XII (1.35)                                    10,874.672        10.21              111,030
   Qualified XII (1.40)                                     5,466.201        10.19               55,701
   Qualified XII (1.45)                                     1,747.804        10.17               17,775
   Qualified XII (1.50)                                     7,234.341        10.15               73,429
   Qualified XII (1.65)                                       690.598        10.09                6,968
   Qualified XV                                            46,578.121        10.28              478,823
   Qualified XVI                                           81,786.323        10.04              821,135
   Qualified XVII                                          65,665.192        10.15              666,502
   Qualified XVIII                                        437,656.731        10.15            4,442,216
   Qualified XXI                                           39,890.674        10.34              412,470
   Qualified XXII                                         305,813.175        10.34            3,162,108
   Qualified XXIV                                          42,305.189        10.29              435,320
   Qualified XXV                                           42,504.143        10.30              437,793
   Qualified XXVI                                          14,830.298        10.26              152,159
   Qualified XXVII                                      2,538,234.941        10.21           25,915,379
                                                       --------------                ------------------
                                                       22,907,543.621                $      234,065,966
                                                       ==============                ==================
ING GET FUND - SERIES E
Contracts in accumulation period:
   Qualified V                                                489.925   $    10.26   $            5,027
   Qualified VI                                         4,053,045.090        10.32           41,827,425
   Qualified X (1.15)                                     122,449.011        10.24            1,253,878
   Qualified X (1.25)                                   1,085,412.684        10.24           11,114,626
   Qualified XI                                           605,201.248        10.54            6,378,821
   Qualified XII (0.30)                                    85,885.923        10.53              904,379
   Qualified XII (0.70)                                     7,347.413        10.62               78,030
   Qualified XII (0.80)                                    19,234.954        10.58              203,506
   Qualified XII (0.85)                                    68,036.912        10.56              718,470
   Qualified XII (0.95)                                   101,230.135        10.53            1,065,953
   Qualified XII (1.00)                                    46,298.325        10.51              486,595
   Qualified XII (1.05)                                   835,731.915        10.49            8,766,828
   Qualified XII (1.10)                                    28,241.980        10.47              295,694
   Qualified XII (1.15)                                       394.746        10.45                4,125
   Qualified XII (1.20)                                   108,508.577        10.43            1,131,744
   Qualified XII (1.25)                                 1,472,408.435        10.41           15,327,772
   Qualified XII (1.30)                                    14,858.906        10.40              154,533
   Qualified XII (1.35)                                     5,405.147        10.38               56,105
   Qualified XII (1.40)                                     1,902.426        10.36               19,709
   Qualified XII (1.50)                                     6,633.343        10.32               68,456

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING GET FUND - SERIES E (CONTINUED)
   Qualified XII (1.65)                                         0.647   $    10.27   $                7
   Qualified XII (1.75)                                     2,973.641        10.23               30,420
   Qualified XV                                            21,701.859        10.43              226,350
   Qualified XVI                                           18,157.972        10.23              185,756
   Qualified XVII                                          87,400.806        10.32              901,976
   Qualified XVIII                                         51,571.632        10.24              528,094
   Qualified XXI                                           14,336.020        10.49              150,385
   Qualified XXII                                         147,037.867        10.49            1,542,427
   Qualified XXIV                                          19,884.999        10.45              207,798
   Qualified XXV                                          106,304.600        10.47            1,113,009
   Qualified XXVI                                          40,919.686        10.44              427,202
   Qualified XXVII                                        892,885.366        10.38            9,268,150
                                                       --------------                ------------------
                                                       10,071,892.190                $      104,443,250
                                                       ==============                ==================
ING GET FUND - SERIES G
Contracts in accumulation period:
   Qualified VI                                         1,047,824.976   $    10.24   $       10,729,728
   Qualified X (1.15)                                      53,401.146        10.17              543,090
   Qualified X (1.25)                                     329,625.531        10.16            3,348,995
   Qualified XI                                            80,104.455        10.44              836,291
   Qualified XII (0.30)                                     4,238.264        10.43               44,205
   Qualified XII (0.80)                                     1,379.677        10.48               14,459
   Qualified XII (0.85)                                     5,463.128        10.46               57,144
   Qualified XII (0.90)                                       359.459        10.45                3,756
   Qualified XII (0.95)                                     8,918.652        10.43               93,022
   Qualified XII (1.00)                                    20,768.548        10.41              216,201
   Qualified XII (1.05)                                   168,753.080        10.39            1,753,345
   Qualified XII (1.10)                                    48,534.107        10.38              503,784
   Qualified XII (1.15)                                     1,860.356        10.36               19,273
   Qualified XII (1.20)                                    33,153.121        10.34              342,803
   Qualified XII (1.25)                                   461,869.195        10.33            4,771,109
   Qualified XII (1.30)                                     4,364.059        10.31               44,993
   Qualified XII (1.35)                                     1,341.290        10.29               13,802
   Qualified XII (1.40)                                     3,655.830        10.27               37,545
   Qualified XII (1.45)                                    29,789.676        10.26              305,642
   Qualified XV                                            18,153.077        10.34              187,703
   Qualified XVI                                            5,334.901        10.16               54,203
   Qualified XVII                                          29,547.778        10.24              302,569
   Qualified XVIII                                         67,491.082        10.16              685,709
   Qualified XXI                                            2,653.538        10.39               27,570
   Qualified XXII                                          12,066.707        10.39              125,373
   Qualified XXIV                                           6,204.074        10.36               64,274
   Qualified XXV                                            8,607.950        10.39               89,437
   Qualified XXVI                                           8,809.930        10.36               91,271
   Qualified XXVII                                        431,924.705        10.30            4,448,824
                                                       --------------                ------------------
                                                        2,896,198.292                $       29,756,120
                                                       ==============                ==================
ING GET FUND - SERIES H
Contracts in accumulation period:
   Qualified VI                                           937,754.517   $    10.31   $        9,668,249
   Qualified X (1.15)                                      59,990.891        10.24              614,307
   Qualified X (1.25)                                     190,425.460        10.23            1,948,052
   Qualified XI                                            87,280.895        10.50              916,449
   Qualified XII (0.30)                                     3,360.343        10.49               35,250

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING GET FUND - SERIES H (CONTINUED)
   Qualified XII (0.50)                                       331.013   $    10.62   $            3,515
   Qualified XII (0.80)                                     6,086.049        10.53               64,086
   Qualified XII (0.85)                                     1,991.745        10.51               20,933
   Qualified XII (0.90)                                     1,482.556        10.50               15,567
   Qualified XII (0.95)                                    15,412.738        10.48              161,525
   Qualified XII (1.00)                                    14,401.559        10.46              150,640
   Qualified XII (1.05)                                   270,332.739        10.45            2,824,977
   Qualified XII (1.10)                                    15,975.270        10.43              166,622
   Qualified XII (1.20)                                    13,534.034        10.40              140,754
   Qualified XII (1.25)                                   251,870.497        10.38            2,614,416
   Qualified XII (1.30)                                     1,294.762        10.37               13,427
   Qualified XII (1.35)                                     9,480.837        10.35               98,127
   Qualified XII (1.40)                                     5,908.421        10.34               61,093
   Qualified XII (1.45)                                     1,273.293        10.32               13,140
   Qualified XV                                             7,759.167        10.40               80,695
   Qualified XVI                                            9,559.439        10.23               97,793
   Qualified XVII                                          33,854.112        10.31              349,036
   Qualified XVIII                                         57,003.246        10.23              583,143
   Qualified XXI                                            1,711.012        10.45               17,880
   Qualified XXII                                          24,033.158        10.45              251,147
   Qualified XXV                                              297.267        10.46                3,109
   Qualified XXVI                                           1,931.505        10.42               20,126
   Qualified XXVII                                        226,588.322        10.36            2,347,455
                                                        -------------                ------------------
                                                        2,250,924.847                $       23,281,513
                                                        =============                ==================
ING GET FUND - SERIES I
Contracts in accumulation period:
   Qualified X (1.25)                                     104,216.299   $    10.15   $        1,057,795
   Qualified XVIII                                         13,060.806        10.15              132,567
                                                        -------------                ------------------
                                                          117,277.105                $        1,190,362
                                                        =============                ==================
ING GET FUND - SERIES J
   Contracts in accumulation period:
   Qualified X (1.25)                                      32,417.204   $    10.10   $          327,414
   Qualified XVIII                                          6,621.595        10.10               66,878
                                                        -------------                ------------------
                                                           39,038.799                $          394,292
                                                        =============                ==================
ING GET FUND - SERIES K
   Contracts in accumulation period:
   Qualified X (1.25)                                      35,705.259   $    10.17   $          363,122
   Qualified XXVII                                        164,041.293        10.27            1,684,704
                                                        -------------                ------------------
                                                          199,746.552                $        2,047,826
                                                        =============                ==================
ING GET FUND - SERIES L
   Contracts in accumulation period:
   Qualified XXVII                                        117,245.787   $    10.12   $        1,186,527
                                                        -------------                ------------------
                                                          117,245.787                $        1,186,527
                                                        =============                ==================
ING GET FUND - SERIES Q
   Contracts in accumulation period:
   Qualified XXVII                                        497,644.717   $    10.11   $        5,031,188
                                                        -------------                ------------------
                                                          497,644.717                $        5,031,188
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING GET FUND - SERIES S
   Contracts in accumulation period:
   Qualified VI                                         1,656,246.634   $    10.06   $       16,661,841
   Qualified X (1.15)                                      38,592.719        10.06              388,243
   Qualified X (1.25)                                     218,765.031        10.06            2,200,776
   Qualified XI                                           572,902.306        10.10            5,786,313
   Qualified XII (0.30)                                     5,449.378        10.09               54,984
   Qualified XII (0.50)                                    80,231.292        10.11              811,138
   Qualified XII (0.80)                                     5,127.664        10.09               51,738
   Qualified XII (0.85)                                    24,429.986        10.09              246,499
   Qualified XII (0.95)                                    18,188.955        10.08              183,345
   Qualified XII (1.00)                                    93,717.077        10.08              944,668
   Qualified XII (1.05)                                   570,758.824        10.07            5,747,541
   Qualified XII (1.10)                                    57,082.550        10.07              574,821
   Qualified XII (1.20)                                    35,073.321        10.07              353,188
   Qualified XII (1.25)                                   650,192.287        10.06            6,540,934
   Qualified XII (1.30)                                     2,506.476        10.06               25,215
   Qualified XII (1.35)                                    10,615.711        10.06              106,794
   Qualified XII (1.40)                                       614.600        10.05                6,177
   Qualified XII (1.45)                                       365.721        10.05                3,675
   Qualified XII (1.50)                                       526.792        10.05                5,294
   Qualified XII (1.55)                                        44.496        10.04                  447
   Qualified XII (1.65)                                    13,858.058        10.04              139,135
   Qualified XV                                             6,135.341        10.07               61,783
   Qualified XVI                                           17,907.417        10.04              179,790
   Qualified XVII                                          22,176.340        10.06              223,094
   Qualified XVIII                                         23,171.033        10.06              233,101
   Qualified XXI                                              174.334        10.08                1,757
   Qualified XXII                                          90,447.222        10.09              912,612
   Qualified XXIV                                           5,638.923        10.08               56,840
   Qualified XXV                                              560.135        10.09                5,652
   Qualified XXVI                                             280.439        10.08                2,827
   Qualified XXVII                                        401,929.211        10.07            4,047,427
                                                       --------------                ------------------
                                                        4,623,710.273                $       46,557,649
                                                       ==============                ==================
ING VP BALANCED
   Currently payable annuity contracts:                                              $       24,462,370
   Contracts in accumulation period:
   Qualified I                                             28,567.376   $    26.55              758,464
   Qualified III                                           35,680.628        26.33              939,471
   Qualified V                                              5,746.715        19.86              114,130
   Qualified VI                                        13,616,148.388        20.06          273,139,937
   Qualified VII                                          175,628.126        19.35            3,398,404
   Qualified VIII                                           4,016.404        18.61               74,745
   Qualified IX                                             1,908.257        19.09               36,429
   Qualified X (1.15)                                     202,644.102        20.24            4,101,517
   Qualified X (1.25)                                   3,112,040.749        20.06           62,427,537
   Qualified XI                                           586,957.465        20.69           12,144,150
   Qualified XII (0.05)                                   112,979.394        20.61            2,328,505
   Qualified XII (0.25)                                   886,007.508        10.26            9,090,437
   Qualified XII (0.35)                                   341,321.190        10.22            3,488,303
   Qualified XII (0.45)                                   208,793.294        10.17            2,123,428
   Qualified XII (0.55)                                   182,934.849        10.12            1,851,301

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP BALANCED (CONTINUED)
   Qualified XII (0.60)                                   666,707.634   $    10.10   $        6,733,747
   Qualified XII (0.65)                                   105,474.161        10.08            1,063,180
   Qualified XII (0.70)                                   435,255.513        10.05            4,374,318
   Qualified XII (0.75)                                   402,962.341        10.03            4,041,712
   Qualified XII (0.80)                                 2,637,345.102        10.68           28,166,846
   Qualified XII (0.85)                                 1,340,813.980        14.41           19,321,129
   Qualified XII (0.90)                                    24,613.342        10.45              257,209
   Qualified XII (0.95)                                   485,662.162        14.31            6,949,826
   Qualified XII (1.00)                                 3,100,422.063        14.27           44,243,023
   Qualified XII (1.05)                                   160,253.998        14.22            2,278,812
   Qualified XII (1.10)                                    60,447.240        14.17              856,537
   Qualified XII (1.15)                                    70,352.843        14.13              994,086
   Qualified XII (1.20)                                    87,711.247        14.08            1,234,974
   Qualified XII (1.25)                                    16,259.955        14.03              228,127
   Qualified XII (1.30)                                       468.030        13.99                6,548
   Qualified XII (1.35)                                       519.151        13.94                7,237
   Qualified XII (1.40)                                    22,210.056        13.89              308,498
   Qualified XII (1.50)                                     1,840.575        13.80               25,400
   Qualified XV                                            73,072.951        20.42            1,492,150
   Qualified XVI                                          277,476.599        19.77            5,485,712
   Qualified XVII                                         239,235.565        20.34            4,866,051
   Qualified XVIII                                        367,109.219        20.34            7,467,002
   Qualified XIX                                           14,399.772        26.92              387,642
   Qualified XX                                            55,399.360        26.70            1,479,163
   Qualified XXI                                           88,271.639        20.53            1,812,217
   Qualified XXII                                          89,394.612        20.62            1,843,317
   Qualified XXIV                                         324,475.805        14.31            4,643,249
   Qualified XXV                                          212,956.652        20.35            4,333,668
   Qualified XXVI                                          23,517.472        20.28              476,934
   Qualified XXVII                                      1,335,578.757        26.48           35,366,125
   Qualified XXVIII                                       153,436.146        26.40            4,050,714
   Qualified XXIX                                           1,326.638        26.33               34,930
   Qualified XXX                                           99,850.925        26.20            2,616,094
                                                       --------------                ------------------
                                                       32,476,195.950                $      597,925,305
                                                       ==============                ==================
ING VP BOND
   Currently payable annuity contracts:                                              $        6,746,576
   Contracts in accumulation period:
   Qualified I                                             11,413.379   $    67.84              774,284
   Qualified III                                           10,636.617        66.86              711,164
   Qualified V                                             16,218.491        17.31              280,742
   Qualified VI                                        10,976,889.709        17.24          189,241,579
   Qualified VII                                          133,889.851        15.99            2,140,899
   Qualified VIII                                          10,761.063        15.87              170,778
   Qualified IX                                             2,005.576        16.38               32,851
   Qualified X (1.15)                                     218,587.591        17.40            3,803,424
   Qualified X (1.25)                                   1,668,772.437        17.24           28,769,637
   Qualified XI                                           476,740.805        17.79            8,481,219
   Qualified XII (0.05)                                    20,096.328        17.72              356,107
   Qualified XII (0.25)                                   368,325.874        13.37            4,924,517
   Qualified XII (0.35)                                   150,159.665        13.31            1,998,625
   Qualified XII (0.45)                                   146,053.936        13.25            1,935,215

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP BOND (CONTINUED)
   Qualified XII (0.55)                                   112,073.453   $    13.19   $        1,478,249
   Qualified XII (0.60)                                   378,990.457        13.16            4,987,514
   Qualified XII (0.65)                                   215,827.054        13.13            2,833,809
   Qualified XII (0.70)                                   184,031.200        13.10            2,410,809
   Qualified XII (0.75)                                   306,789.013        13.07            4,009,732
   Qualified XII (0.80)                                 1,633,601.434        13.22           21,596,211
   Qualified XII (0.85)                                   921,078.232        15.00           13,816,173
   Qualified XII (0.90)                                    12,078.880        13.18              159,200
   Qualified XII (0.95)                                   526,766.029        14.90            7,848,814
   Qualified XII (1.00)                                 2,737,924.698        14.85           40,658,182
   Qualified XII (1.05)                                   174,257.391        14.80            2,579,009
   Qualified XII (1.10)                                    85,506.945        14.75            1,261,227
   Qualified XII (1.15)                                    63,807.532        14.70              937,971
   Qualified XII (1.20)                                    61,947.176        14.65              907,526
   Qualified XII (1.25)                                    44,357.504        14.60              647,620
   Qualified XII (1.30)                                     8,314.353        14.56              121,057
   Qualified XII (1.35)                                       436.080        14.51                6,328
   Qualified XII (1.40)                                    25,842.305        14.46              373,680
   Qualified XII (1.50)                                     7,602.839        14.36              109,177
   Qualified XV                                            36,087.230        17.56              633,692
   Qualified XVI                                          193,755.163        17.00            3,293,838
   Qualified XVII                                         243,240.171        17.39            4,229,947
   Qualified XVIII                                        465,608.106        17.39            8,096,925
   Qualified XIX                                            2,460.649        68.41              168,333
   Qualified XX                                            14,922.558        67.42            1,006,079
   Qualified XXI                                           25,268.160        17.65              445,983
   Qualified XXII                                          76,124.257        17.72            1,348,922
   Qualified XXIV                                         160,287.792        14.90            2,388,288
   Qualified XXV                                          105,460.959        17.49            1,844,512
   Qualified XXVI                                          23,432.162        17.43              408,423
   Qualified XXVII                                        774,013.087        67.24           52,044,640
   Qualified XXVIII                                       344,126.396        67.02           23,063,351
   Qualified XXIX                                           2,299.993        66.86              153,778
   Qualified XXX                                           29,182.257        66.51            1,940,912
                                                       --------------                ------------------
                                                       24,208,052.837                $      458,177,528
                                                       ==============                ==================
ING VP EMERGING MARKETS
   Contracts in accumulation period:
   Qualified XXVII                                        670,676.292   $     5.77   $        3,869,802
   Qualified XXVIII                                       200,002.160         5.75            1,150,012
                                                       --------------                ------------------
                                                          870,678.452                $        5,019,814
                                                       ==============                ==================

ING VP MONEY MARKET
   Currently payable annuity contracts:                                              $          149,144
   Contracts in accumulation period:
   Qualified I                                             10,124.742   $    49.00              496,112
   Qualified III                                            4,469.117        48.16              215,233
   Qualified V                                             29,343.103        13.79              404,641
   Qualified VI                                         8,751,582.395        13.98          122,347,122
   Qualified VII                                          239,684.072        13.92            3,336,402
   Qualified VIII                                          11,319.623        13.46              152,362
   Qualified IX                                             1,744.137        14.01               24,435

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET (CONTINUED)
   Qualified X (1.15)                                     459,876.815   $    14.11   $        6,488,862
   Qualified X (1.25)                                   1,919,745.105        13.98           26,838,037
   Qualified XI                                           360,682.861        14.42            5,201,047
   Qualified XII (0.05)                                    51,230.576        14.37              736,183
   Qualified XII (0.25)                                   475,250.337        12.06            5,731,519
   Qualified XII (0.35)                                   118,551.250        12.00            1,422,615
   Qualified XII (0.45)                                   132,966.170        11.95            1,588,946
   Qualified XII (0.55)                                   151,211.528        11.89            1,797,905
   Qualified XII (0.60)                                   109,591.256        11.86            1,299,752
   Qualified XII (0.65)                                   360,337.361        11.84            4,266,394
   Qualified XII (0.70)                                   436,909.665        11.81            5,159,903
   Qualified XII (0.75)                                   374,628.269        11.78            4,413,121
   Qualified XII (0.80)                                 2,415,659.282        11.91           28,770,502
   Qualified XII (0.85)                                   644,548.303        12.83            8,269,555
   Qualified XII (0.90)                                    13,539.865        11.82              160,041
   Qualified XII (0.95)                                   598,539.238        12.75            7,631,375
   Qualified XII (1.00)                                 2,493,907.375        12.71           31,697,563
   Qualified XII (1.05)                                   184,652.624        12.67            2,339,549
   Qualified XII (1.10)                                   162,880.678        12.62            2,055,554
   Qualified XII (1.15)                                    82,720.326        12.58            1,040,622
   Qualified XII (1.20)                                    92,375.700        12.54            1,158,391
   Qualified XII (1.25)                                    68,472.602        12.50              855,908
   Qualified XII (1.30)                                    18,596.771        12.46              231,716
   Qualified XII (1.35)                                     5,344.130        12.42               66,374
   Qualified XII (1.40)                                    44,830.783        12.37              554,557
   Qualified XII (1.50)                                    15,705.448        12.29              193,020
   Qualified XV                                            23,654.411        14.23              336,602
   Qualified XVI                                          194,182.129        13.78            2,675,830
   Qualified XVII                                         317,922.235        13.98            4,444,553
   Qualified XVIII                                        616,450.659        13.98            8,617,980
   Qualified XIX                                            2,490.783        49.00              122,048
   Qualified XX                                            60,016.971        48.16            2,890,417
   Qualified XXI                                           52,594.493        14.31              752,627
   Qualified XXII                                         118,165.403        14.37            1,698,037
   Qualified XXIV                                         153,167.800        12.75            1,952,889
   Qualified XXV                                          124,661.443        14.18            1,767,699
   Qualified XXVI                                          38,272.919        14.14              541,179
   Qualified XXVII                                        804,354.435        49.45           39,775,327
   Qualified XXVIII                                       517,956.948        48.49           25,115,732
   Qualified XXIX                                           2,238.033        48.16              107,784
   Qualified XXX                                           19,884.534        47.91              952,668
                                                       --------------                ------------------
                                                       23,887,034.703                $      368,845,834
                                                       ==============                ==================
ING VP NATURAL RESOURCES
   Contracts in accumulation period:
   Qualified III                                            5,723.999   $    12.09   $           69,203
   Qualified V                                              2,992.019        13.31               39,824
   Qualified VI                                           313,360.780        13.04            4,086,225
   Qualified VIII                                           1,274.435        11.30               14,401
   Qualified XI                                            18,877.291        13.46              254,088
   Qualified XII (0.05)                                       433.536        13.41                5,814

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP NATURAL RESOURCES (CONTINUED)
   Qualified XII (0.25)                                    19,692.336   $     8.50   $          167,385
   Qualified XII (0.45)                                    10,732.855         8.42               90,371
   Qualified XII (0.55)                                     2,826.123         8.38               23,683
   Qualified XII (0.60)                                    12,408.498         8.36              103,735
   Qualified XII (0.65)                                     1,136.712         8.34                9,480
   Qualified XII (0.70)                                     6,683.873         8.32               55,610
   Qualified XII (0.75)                                    14,347.860         8.30              119,087
   Qualified XII (0.80)                                    99,437.851         9.06              900,907
   Qualified XII (0.85)                                    26,533.740        10.36              274,890
   Qualified XII (0.90)                                     1,077.835         9.02                9,722
   Qualified XII (0.95)                                    20,849.800        10.29              214,544
   Qualified XII (1.00)                                    82,891.475        10.26              850,467
   Qualified XII (1.05)                                     4,526.971        10.22               46,266
   Qualified XII (1.10)                                     2,323.647        10.19               23,678
   Qualified XII (1.15)                                     3,016.411        10.16               30,647
   Qualified XII (1.20)                                     3,184.376        10.12               32,226
   Qualified XII (1.25)                                        98.531        10.09                  994
   Qualified XII (1.40)                                       111.768         9.99                1,117
   Qualified XV                                             7,492.389        13.28               99,499
   Qualified XVI                                            5,191.242        12.86               66,759
   Qualified XVII                                             718.296        13.04                9,367
   Qualified XXI                                            2,675.921        13.35               35,724
   Qualified XXII                                           2,937.967        13.41               39,398
   Qualified XXIV                                           7,621.215        10.29               78,422
   Qualified XXV                                            1,394.359        13.20               18,406
   Qualified XXVI                                             927.197        13.15               12,193
   Qualified XXVII                                        255,162.490        12.16            3,102,776
   Qualified XXVIII                                        83,305.976        12.12            1,009,668
                                                        -------------                ------------------
                                                        1,021,969.774                $       11,896,576
                                                        =============                ==================
ING VP STRATEGIC ALLOCATION BALANCED
   Currently payable annuity contracts:                                              $           51,327
   Contracts in accumulation period:
   Qualified III                                               34.558   $    13.39                  463
   Qualified V                                              1,031.284        13.23               13,644
   Qualified VI                                         1,772,983.849        13.39           23,740,254
   Qualified X (1.15)                                      18,977.123        13.81              262,074
   Qualified X (1.25)                                     220,388.127        13.71            3,021,521
   Qualified XI                                            66,761.585        13.82              922,645
   Qualified XII (0.05)                                     3,348.418        13.76               46,074
   Qualified XII (0.25)                                    79,829.333         9.05              722,455
   Qualified XII (0.35)                                     5,417.450         9.00               48,757
   Qualified XII (0.45)                                   232,497.674         8.96            2,083,179
   Qualified XII (0.55)                                     3,740.605         8.92               33,366
   Qualified XII (0.60)                                     2,505.974         8.90               22,303
   Qualified XII (0.65)                                   100,042.445         8.88              888,377
   Qualified XII (0.70)                                    56,939.723         8.86              504,486
   Qualified XII (0.75)                                   152,277.394         8.84            1,346,132
   Qualified XII (0.80)                                   159,012.474         9.30            1,478,816
   Qualified XII (0.85)                                   100,727.719        12.29            1,237,944
   Qualified XII (0.90)                                     1,351.536         9.14               12,353

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION BALANCED (CONTINUED)
   Qualified XII (0.95)                                    48,154.106   $    12.21   $          587,962
   Qualified XII (1.00)                                   213,470.857        12.17            2,597,940
   Qualified XII (1.05)                                    79,095.701        12.13              959,431
   Qualified XII (1.10)                                    58,967.192        12.09              712,913
   Qualified XII (1.15)                                    13,408.589        12.05              161,573
   Qualified XII (1.20)                                   338,865.113        12.01            4,069,770
   Qualified XII (1.25)                                    14,719.814        11.97              176,196
   Qualified XII (1.30)                                     5,795.825        11.93               69,144
   Qualified XII (1.40)                                    16,363.118        11.85              193,903
   Qualified XII (1.50)                                       956.555        11.77               11,259
   Qualified XV                                             8,114.256        13.64              110,678
   Qualified XVI                                           32,472.085        13.20              428,632
   Qualified XVII                                          25,171.050        13.66              343,837
   Qualified XVIII                                          5,221.481        13.98               72,996
   Qualified XXI                                            7,208.374        13.71               98,827
   Qualified XXII                                          11,610.805        13.77              159,881
   Qualified XXIV                                           6,580.803        12.21               80,352
   Qualified XXV                                            5,771.735        13.59               78,438
   Qualified XXVII                                         34,761.487        13.47              468,237
   Qualified XXVIII                                         2,087.529        13.43               28,036
                                                        -------------                ------------------
                                                        3,906,663.746                $       47,846,175
                                                        =============                ==================
ING VP STRATEGIC ALLOCATION GROWTH
   Contracts in accumulation period:
   Qualified III                                              261.792   $    13.09   $            3,427
   Qualified V                                              1,975.565        12.94               25,564
   Qualified VI                                         2,264,302.165        13.09           29,639,715
   Qualified VIII                                               8.583        13.09                  112
   Qualified X (1.15)                                      54,452.672        13.57              738,923
   Qualified X (1.25)                                     281,511.792        13.47            3,791,964
   Qualified XI                                            78,386.989        13.51            1,059,008
   Qualified XII (0.05)                                     6,182.241        13.46               83,213
   Qualified XII (0.25)                                   139,476.977         8.18            1,140,922
   Qualified XII (0.35)                                     6,655.855         8.14               54,179
   Qualified XII (0.45)                                    99,615.708         8.10              806,887
   Qualified XII (0.55)                                     3,616.868         8.06               29,152
   Qualified XII (0.60)                                     6,440.827         8.05               51,849
   Qualified XII (0.65)                                   257,890.433         8.03            2,070,860
   Qualified XII (0.70)                                    44,529.794         8.01              356,684
   Qualified XII (0.75)                                   196,707.952         7.99            1,571,697
   Qualified XII (0.80)                                   224,992.381         8.48            1,907,935
   Qualified XII (0.85)                                   153,004.359        11.82            1,808,512
   Qualified XII (0.90)                                     2,510.678         8.32               20,889
   Qualified XII (0.95)                                    64,757.719        11.74              760,256
   Qualified XII (1.00)                                   476,634.337        11.70            5,576,622
   Qualified XII (1.05)                                    91,472.949        11.66            1,066,575
   Qualified XII (1.10)                                    46,765.872        11.63              543,887
   Qualified XII (1.15)                                    17,409.816        11.59              201,780
   Qualified XII (1.20)                                    44,481.738        11.55              513,764
   Qualified XII (1.25)                                     9,023.836        11.51              103,864
   Qualified XII (1.30)                                     8,197.476        11.47               94,025
   Qualified XII (1.35)                                         9.263        11.43                  106

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION GROWTH (CONTINUED)
   Qualified XII (1.40)                                     8,357.037   $    11.40   $           95,270
   Qualified XII (1.50)                                     5,892.227        11.32               66,700
   Qualified XV                                             7,223.156        13.33               96,285
   Qualified XVI                                           39,074.833        12.91              504,456
   Qualified XVII                                           1,085.370        13.35               14,490
   Qualified XVIII                                          5,383.002        13.73               73,909
   Qualified XXI                                            9,347.790        13.41              125,354
   Qualified XXII                                          10,986.280        13.46              147,875
   Qualified XXIV                                          20,534.846        11.74              241,079
   Qualified XXV                                           10,298.073        13.29              136,861
   Qualified XXVI                                             408.926        13.24                5,414
   Qualified XXVII                                         37,872.348        13.17              498,779
   Qualified XXVIII                                         1,320.520        13.13               17,338
                                                        -------------                ------------------
                                                        4,739,061.045                $       56,046,181
                                                        =============                ==================
ING VP STRATEGIC ALLOCATION INCOME
   Currently payable annuity contracts:                                              $          139,145
   Contracts in accumulation period:
   Qualified III                                              803.048   $    14.21               11,411
   Qualified V                                                925.339        14.04               12,992
   Qualified VI                                           973,538.455        14.21           13,833,981
   Qualified X (1.15)                                      48,486.711        14.38              697,239
   Qualified X (1.25)                                     231,298.028        14.27            3,300,623
   Qualified XI                                            40,962.859        14.66              600,516
   Qualified XII (0.05)                                    35,694.180        14.60              521,135
   Qualified XII (0.25)                                    26,978.563        10.47              282,466
   Qualified XII (0.35)                                     6,523.381        10.42               67,974
   Qualified XII (0.45)                                    77,970.736        10.37              808,557
   Qualified XII (0.55)                                    15,974.989        10.32              164,862
   Qualified XII (0.60)                                     5,239.431        10.30               53,966
   Qualified XII (0.65)                                    46,946.672        10.27              482,142
   Qualified XII (0.70)                                    39,382.687        10.25              403,673
   Qualified XII (0.75)                                    41,645.624        10.23              426,035
   Qualified XII (0.80)                                   112,797.095        10.58            1,193,393
   Qualified XII (0.85)                                    73,305.862        13.31              975,701
   Qualified XII (0.90)                                     2,986.698        10.47               31,271
   Qualified XII (0.95)                                    31,711.658        13.22              419,228
   Qualified XII (1.00)                                   274,078.666        13.18            3,612,357
   Qualified XII (1.05)                                    42,974.743        13.13              564,258
   Qualified XII (1.10)                                    28,652.959        13.09              375,067
   Qualified XII (1.15)                                     6,920.661        13.05               90,315
   Qualified XII (1.20)                                    20,360.359        13.00              264,685
   Qualified XII (1.25)                                     9,558.989        12.96              123,884
   Qualified XII (1.30)                                     2,236.087        12.92               28,890
   Qualified XII (1.35)                                         3.209        12.87                   41
   Qualified XII (1.40)                                     4,846.121        12.83               62,176
   Qualified XII (1.50)                                       431.108        12.75                5,497
   Qualified XV                                             3,318.577        14.47               48,020
   Qualified XVI                                           18,116.694        14.00              253,634
   Qualified XVII                                          18,001.337        14.49              260,839
   Qualified XVIII                                         30,655.482        14.55              446,037

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP STRATEGIC ALLOCATION INCOME (CONTINUED)
   Qualified XXI                                            3,078.050   $    14.55   $           44,786
   Qualified XXII                                           6,150.406        14.60               89,796
   Qualified XXIV                                           3,767.431        13.22               49,805
   Qualified XXV                                            5,172.324        14.42               74,585
   Qualified XXVI                                             318.566        14.37                4,578
   Qualified XXVII                                         53,498.336        14.29              764,491
   Qualified XXVIII                                         1,376.886        14.24               19,607
                                                        -------------                ------------------
                                                        2,346,689.007                $       31,609,658
                                                        =============                ==================
ING ALGER AGGRESSIVE GROWTH INITIAL CLASS
   Contracts in accumulation period:
   Qualified XI                                                 0.218   $     9.58   $                2
                                                        -------------                ------------------
                                                                0.218                $                2
                                                        =============                ==================
ING ALGER AGGRESSIVE GROWTH SERVICE CLASS
   Contracts in accumulation period:
   Qualified VI                                            63,009.309   $     5.02   $          316,307
   Qualified VIII                                             440.616         5.02                2,212
   Qualified X (1.15)                                       2,837.125         7.32               20,768
   Qualified X (1.25)                                      28,365.444         7.17              203,380
   Qualified XII (0.60)                                        13.537         5.06                   68
   Qualified XII (0.75)                                    58,241.908         5.05              294,122
   Qualified XII (0.80)                                     8,526.012         5.04               42,971
   Qualified XII (0.85)                                        74.135         5.04                  374
   Qualified XII (0.90)                                        14.767         5.04                   74
   Qualified XII (0.95)                                     1,545.125         5.03                7,772
   Qualified XII (1.00)                                     1,005.642         5.03                5,058
   Qualified XII (1.05)                                         2.888         5.03                   15
   Qualified XII (1.10)                                         1.357         5.03                    7
   Qualified XII (1.15)                                       115.718         5.02                  581
   Qualified XII (1.20)                                       691.796         5.02                3,473
   Qualified XII (1.25)                                        10.069         5.02                   51
   Qualified XII (1.40)                                        75.507         5.01                  378
   Qualified XVI                                              139.982         5.00                  700
   Qualified XXIV                                             363.449         5.04                1,832
   Qualified XXV                                              255.827         5.05                1,292
   Qualified XXVI                                              14.048         5.04                   71
                                                        -------------                ------------------
                                                          165,744.261                $          901,506
                                                        =============                ==================
ING ALGER GROWTH
   Contracts in accumulation period:
   Qualified VI                                            19,746.926   $     6.50   $          128,355
   Qualified X (1.25)                                       5,333.025         6.85               36,531
   Qualified XII (0.75)                                    10,843.404         6.53               70,807
   Qualified XII (0.80)                                       158.541         6.53                1,035
   Qualified XII (0.85)                                       101.970         6.53                  666
   Qualified XII (0.95)                                       153.513         6.52                1,001
   Qualified XII (1.00)                                       627.969         6.51                4,088

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING ALGER GROWTH (CONTINUED)
   Qualified XII (1.05)                                       401.046   $     6.51   $            2,611
   Qualified XII (1.10)                                        23.198         6.51                  151
   Qualified XII (1.25)                                       742.257         6.50                4,825
   Qualified XII (1.40)                                        43.164         6.48                  280
   Qualified XVI                                              163.403         6.48                1,059
   Qualified XXI                                              247.248         6.53                1,615
   Qualified XXIV                                             265.896         6.52                1,734
   Qualified XXV                                               28.466         6.53                  186
                                                          -----------                ------------------
                                                           38,880.026                $          254,944
                                                          ===========                ==================
ING AMERICAN CENTURY SMALL CAP VALUE
   Contracts in accumulation period:
   Qualified VI                                           163,145.433   $     8.08   $        1,318,215
   Qualified X (1.15)                                       2,645.169         8.09               21,399
   Qualified X (1.25)                                      19,926.695         8.08              161,008
   Qualified XII (0.55)                                       280.144         8.12                2,275
   Qualified XII (0.60)                                       384.526         8.12                3,122
   Qualified XII (0.70)                                        42.544         8.11                  345
   Qualified XII (0.80)                                    12,107.146         8.11               98,189
   Qualified XII (0.85)                                     2,906.852         8.10               23,546
   Qualified XII (0.95)                                     1,360.490         8.10               11,020
   Qualified XII (1.00)                                    16,449.537         8.10              133,241
   Qualified XII (1.05)                                       557.766         8.09                4,512
   Qualified XII (1.10)                                       663.050         8.09                5,364
   Qualified XII (1.15)                                       162.796         8.09                1,317
   Qualified XII (1.20)                                       538.779         8.08                4,353
   Qualified XII (1.25)                                       126.450         8.08                1,022
   Qualified XII (1.40)                                     2,784.178         8.07               22,468
   Qualified XV                                               359.362         8.10                2,911
   Qualified XVI                                            1,575.060         8.07               12,711
   Qualified XXI                                               18.856         8.11                  153
   Qualified XXIV                                             581.787         8.10                4,712
   Qualified XXV                                              258.923         8.11                2,100
                                                          -----------                ------------------
                                                          226,875.543                $        1,833,983
                                                          ===========                ==================
ING BARON SMALL CAP GROWTH
   Contracts in accumulation period:
   Qualified VI                                           223,644.884   $     8.69   $        1,943,474
   Qualified X (1.15)                                       2,736.629         8.69               23,781
   Qualified X (1.25)                                      10,875.895         8.69               94,512
   Qualified XII (0.55)                                       236.635         8.73                2,066
   Qualified XII (0.70)                                     1,512.485         8.72               13,189
   Qualified XII (0.75)                                       921.291         8.72                8,034
   Qualified XII (0.80)                                    87,835.912         8.71              765,051
   Qualified XII (0.85)                                     4,914.819         8.71               42,808
   Qualified XII (0.90)                                        10.927         8.71                   95
   Qualified XII (0.95)                                     4,065.581         8.70               35,371
   Qualified XII (1.00)                                    24,109.673         8.70              209,754
   Qualified XII (1.05)                                       101.066         8.70                  879
   Qualified XII (1.10)                                       121.984         8.69                1,060

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING BARON SMALL CAP GROWTH (CONTINUED)
   Qualified XII (1.15)                                        35.313   $     8.69   $              307
   Qualified XII (1.20)                                       226.748         8.69                1,970
   Qualified XII (1.25)                                       179.742         8.69                1,562
   Qualified XII (1.35)                                         1.280         8.68                   11
   Qualified XII (1.40)                                     1,266.520         8.68               10,993
   Qualified XVI                                            4,599.073         8.67               39,874
   Qualified XXIV                                           2,214.091         8.71               19,285
   Qualified XXV                                               78.610         8.72                  685
   Qualified XXVI                                           2,753.300         8.71               23,981
                                                          -----------                ------------------
                                                          372,442.458                $        3,238,742
                                                          ===========                ==================
ING DSI ENHANCED INDEX
   Contracts in accumulation period:
   Qualified VI                                            10,497.451   $     6.20   $           65,084
   Qualified X (1.15)                                       2,587.497         8.04               20,803
   Qualified X (1.25)                                       1,138.464         7.64                8,698
   Qualified XII (0.60)                                     1,052.326         6.25                6,577
   Qualified XII (0.75)                                        19.003         6.24                  119
   Qualified XII (0.80)                                     2,497.597         6.23               15,560
   Qualified XII (0.85)                                        54.364         6.23                  339
   Qualified XII (0.95)                                        91.085         6.22                  567
   Qualified XII (1.00)                                       470.345         6.22                2,926
   Qualified XII (1.10)                                       100.027         6.21                  621
   Qualified XII (1.15)                                       439.142         6.21                2,727
   Qualified XII (1.20)                                        64.385         6.21                  400
   Qualified XII (1.25)                                        63.063         6.20                  391
   Qualified XII (1.35)                                        15.352         6.20                   95
   Qualified XII (1.40)                                        99.916         6.19                  618
   Qualified XVI                                               10.027         6.18                   62
                                                          -----------                ------------------
                                                           19,200.044                $          125,587
                                                          ===========                ==================
ING GOLDMAN SACHS(R) CAPITAL GROWTH
   Contracts in accumulation period:
   Qualified VI                                            13,555.260   $     8.26   $          111,966
   Qualified X (1.15)                                       3,958.638         8.05               31,867
   Qualified X (1.25)                                       8,567.160         7.59               65,025
   Qualified XII (0.60)                                       779.269         8.32                6,484
   Qualified XII (0.70)                                     5,413.525         8.31               44,986
   Qualified XII (0.80)                                     5,308.830         8.30               44,063
   Qualified XII (0.85)                                       121.662         8.30                1,010
   Qualified XII (0.95)                                       375.818         8.29                3,116
   Qualified XII (1.00)                                     4,044.466         8.28               33,488
   Qualified XII (1.10)                                        15.681         8.28                  130
   Qualified XII (1.15)                                        43.404         8.27                  359
   Qualified XII (1.20)                                       196.905         8.27                1,628
   Qualified XII (1.25)                                         1.010         8.26                    8
   Qualified XII (1.40)                                        67.212         8.25                  554
   Qualified XVI                                                8.733         8.24                   72
   Qualified XXIV                                             283.097         8.30                2,350
                                                          -----------                ------------------
                                                           42,740.670                $          347,106
                                                          ===========                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL
   Currently payable annuity contracts:                                              $            3,540
   Contracts in accumulation period:
   Qualified III                                           27,814.880   $    15.11              420,283
   Qualified V                                              4,571.159        14.20               64,910
   Qualified VI                                         2,328,539.450        14.49           33,740,537
   Qualified VIII                                          21,899.701        12.20              267,176
   Qualified X (1.15)                                      48,135.581        14.62              703,742
   Qualified X (1.25)                                     300,036.551        14.49            4,347,530
   Qualified XI                                           197,790.588        14.95            2,956,969
   Qualified XII (0.05)                                    36,586.526        14.89              544,773
   Qualified XII (0.25)                                   238,934.921         7.41            1,770,508
   Qualified XII (0.35)                                   160,036.335         7.37            1,179,468
   Qualified XII (0.45)                                    57,454.038         7.34              421,713
   Qualified XII (0.55)                                    49,861.213         7.30              363,987
   Qualified XII (0.60)                                   166,958.199         7.29            1,217,125
   Qualified XII (0.65)                                    26,794.139         7.27              194,793
   Qualified XII (0.70)                                    81,813.517         7.25              593,148
   Qualified XII (0.75)                                   191,465.378         7.24            1,386,209
   Qualified XII (0.80)                                   658,808.819         8.15            5,369,292
   Qualified XII (0.85)                                   405,645.682        10.04            4,072,683
   Qualified XII (0.90)                                     7,662.551         8.11               62,143
   Qualified XII (0.95)                                   248,518.251         9.98            2,480,212
   Qualified XII (1.00)                                   977,300.534         9.94            9,714,367
   Qualified XII (1.05)                                    67,366.342         9.91              667,600
   Qualified XII (1.10)                                    29,311.352         9.88              289,596
   Qualified XII (1.15)                                    19,609.430         9.84              192,957
   Qualified XII (1.20)                                    19,441.070         9.81              190,717
   Qualified XII (1.25)                                     7,122.165         9.78               69,655
   Qualified XII (1.30)                                       504.675         9.75                4,921
   Qualified XII (1.35)                                       341.039         9.71                3,311
   Qualified XII (1.40)                                     5,015.004         9.68               48,545
   Qualified XII (1.50)                                     2,929.477         9.62               28,182
   Qualified XV                                            30,117.852        14.75              444,238
   Qualified XVI                                           44,371.171        14.28              633,620
   Qualified XVII                                             820.251        14.49               11,885
   Qualified XVIII                                          5,858.777        14.49               84,894
   Qualified XXI                                           25,162.815        14.83              373,165
   Qualified XXII                                          47,652.333        14.89              709,543
   Qualified XXIV                                          36,268.861         9.98              361,963
   Qualified XXV                                           12,530.785        14.65              183,576
   Qualified XXVI                                           1,909.541        14.60               27,879
   Qualified XXVII                                      1,878,239.754        15.19           28,530,462
   Qualified XXVIII                                       205,242.056        15.14            3,107,365
                                                        -------------                ------------------
                                                        8,676,442.763                $      107,839,182
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING JPMORGAN MID CAP VALUE
   Contracts in accumulation period:
   Qualified VI                                            63,570.112   $     9.17   $          582,938
   Qualified X (1.15)                                       2,696.330         9.17               24,725
   Qualified X (1.25)                                      12,060.869         9.17              110,598
   Qualified XII (0.60)                                        18.133         9.21                  167
   Qualified XII (0.70)                                     1,321.443         9.20               12,157
   Qualified XII (0.75)                                       575.507         9.20                5,295
   Qualified XII (0.80)                                       378.464         9.20                3,482
   Qualified XII (0.85)                                     1,644.228         9.19               15,110
   Qualified XII (0.90)                                         6.151         9.19                   57
   Qualified XII (0.95)                                     3,891.292         9.19               35,761
   Qualified XII (1.00)                                    19,851.360         9.18              182,235
   Qualified XII (1.05)                                       530.910         9.18                4,874
   Qualified XII (1.10)                                       220.364         9.18                2,023
   Qualified XII (1.15)                                        93.841         9.17                  861
   Qualified XII (1.20)                                       534.381         9.17                4,900
   Qualified XII (1.25)                                        15.567         9.17                  143
   Qualified XII (1.40)                                        56.278         9.16                  516
   Qualified XII (1.50)                                        10.104         9.15                   92
   Qualified XV                                               104.279         9.19                  958
   Qualified XVI                                               91.101         9.15                  834
   Qualified XVIII                                          1,170.019         9.18               10,741
   Qualified XXI                                               98.709         9.20                  908
   Qualified XXIV                                             246.172         9.19                2,262
   Qualified XXV                                            3,653.900         9.20               33,616
   Qualified XXVI                                             325.387         9.19                2,990
                                                        -------------                ------------------
                                                          113,164.901                $        1,038,243
                                                        =============                ==================
ING MFS CAPITAL OPPORTUNITIES
   Currently payable annuity contracts:                                              $          229,788
   Contracts in accumulation period:
   Qualified III                                           49,978.315   $    20.57            1,028,054
   Qualified V                                              8,641.860        16.76              144,838
   Qualified VI                                         2,219,659.014        16.93           37,578,827
   Qualified VIII                                          10,372.352        14.55              150,918
   Qualified X (1.15)                                      40,474.101         7.39              299,104
   Qualified X (1.25)                                     289,373.285         7.36            2,129,787
   Qualified XI                                           254,492.046        17.47            4,445,976
   Qualified XII (0.05)                                    19,254.213        17.40              335,023
   Qualified XII (0.25)                                   105,534.113         7.80              823,166
   Qualified XII (0.35)                                    88,409.423         7.76              686,057
   Qualified XII (0.45)                                   156,205.663         7.73            1,207,470
   Qualified XII (0.55)                                    72,511.644         7.69              557,615
   Qualified XII (0.60)                                   111,920.419         7.67              858,430
   Qualified XII (0.65)                                    22,922.779         7.66              175,588
   Qualified XII (0.70)                                   159,491.623         7.64            1,218,516

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING MFS CAPITAL OPPORTUNITIES (CONTINUED)
   Qualified XII (0.75)                                   127,394.693   $     7.62   $          970,748
   Qualified XII (0.80)                                   602,099.576         8.61            5,184,077
   Qualified XII (0.85)                                   432,856.909        11.19            4,843,669
   Qualified XII (0.90)                                    13,888.557         8.29              115,136
   Qualified XII (0.95)                                   251,886.874        11.12            2,800,982
   Qualified XII (1.00)                                 1,214,496.410        11.08           13,456,620
   Qualified XII (1.05)                                    60,378.343        11.04              666,577
   Qualified XII (1.10)                                    38,125.390        11.01              419,761
   Qualified XII (1.15)                                    30,277.215        10.97              332,141
   Qualified XII (1.20)                                    31,332.255        10.93              342,462
   Qualified XII (1.25)                                    16,370.993        10.90              178,444
   Qualified XII (1.30)                                     2,413.080        10.86               26,206
   Qualified XII (1.35)                                       888.556        10.82                9,614
   Qualified XII (1.40)                                    13,651.311        10.79              147,298
   Qualified XII (1.50)                                     4,711.697        10.72               50,509
   Qualified XV                                            23,555.258        17.24              406,093
   Qualified XVI                                           38,659.697        16.69              645,230
   Qualified XVII                                           2,694.051        16.93               45,610
   Qualified XVIII                                          7,901.734         7.36               58,157
   Qualified XXI                                           20,406.827        17.33              353,650
   Qualified XXII                                          37,092.810        17.40              645,415
   Qualified XXIV                                          46,445.738        11.12              516,477
   Qualified XXV                                           27,813.645        17.12              476,170
   Qualified XXVI                                           4,093.633        17.06               69,837
   Qualified XXVII                                      1,909,557.861        20.69           39,508,752
   Qualified XXVIII                                       243,031.752        20.62            5,011,315
                                                        -------------                ------------------
                                                        8,811,265.715                $      129,150,107
                                                        =============                ==================
ING MFS GLOBAL GROWTH
   Contracts in accumulation period:
   Qualified VI                                             7,342.345   $     8.32   $           61,088
   Qualified X (1.15)                                       2,557.781         8.32               21,281
   Qualified X (1.25)                                       1,224.126         8.32               10,185
   Qualified XII (0.70)                                       523.766         8.35                4,373
   Qualified XII (0.75)                                         3.598         8.35                   30
   Qualified XII (0.80)                                       196.939         8.34                1,642
   Qualified XII (0.85)                                       541.863         8.34                4,519
   Qualified XII (0.90)                                        28.885         8.34                  241
   Qualified XII (0.95)                                     3,841.144         8.34               32,035
   Qualified XII (1.00)                                     1,954.847         8.33               16,284
   Qualified XII (1.05)                                         4.750         8.33                   40
   Qualified XII (1.15)                                         4.367         8.32                   36
   Qualified XII (1.25)                                         7.154         8.32                   60
   Qualified XII (1.40)                                         0.569         8.31                    5
   Qualified XVI                                            5,428.486         8.30               45,056
   Qualified XXV                                              626.453         8.35                5,231
                                                        -------------                ------------------
                                                           24,287.073                $          202,106
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING MFS RESEARCH
   Contracts in accumulation period:
   Qualified I                                                602.650   $     7.38   $            4,448
   Qualified III                                           64,674.555         9.73              629,283
   Qualified V                                             20,376.238        11.04              224,954
   Qualified VI                                         4,963,176.203        11.22           55,686,837
   Qualified VII                                           96,833.048         9.49              918,946
   Qualified VIII                                          14,903.135         9.46              140,984
   Qualified IX                                             2,750.622         9.42               25,911
   Qualified X (1.15)                                      32,278.595        11.32              365,394
   Qualified X (1.25)                                     643,894.725        11.22            7,224,499
   Qualified XI                                           304,169.324        11.58            3,522,281
   Qualified XII (0.05)                                    27,983.141        11.53              322,646
   Qualified XII (0.25)                                   295,121.392         7.38            2,177,996
   Qualified XII (0.35)                                   114,691.150         7.35              842,980
   Qualified XII (0.45)                                   106,181.041         7.31              776,183
   Qualified XII (0.55)                                    47,303.816         7.28              344,372
   Qualified XII (0.60)                                   184,641.448         7.26            1,340,497
   Qualified XII (0.65)                                    95,320.323         7.25              691,072
   Qualified XII (0.70)                                   111,296.923         7.23              804,677
   Qualified XII (0.75)                                   139,705.751         7.21            1,007,278
   Qualified XII (0.80)                                   544,610.349         7.97            4,340,544
   Qualified XII (0.85)                                   618,398.897         7.25            4,483,392
   Qualified XII (0.90)                                    14,359.710         7.72              110,857
   Qualified XII (0.95)                                   339,751.190         7.21            2,449,606
   Qualified XII (1.00)                                 1,046,670.855         7.18            7,515,097
   Qualified XII (1.05)                                    52,564.780         7.16              376,364
   Qualified XII (1.10)                                    44,241.554         7.13              315,442
   Qualified XII (1.15)                                    56,187.767         7.11              399,495
   Qualified XII (1.20)                                    48,567.061         7.09              344,340
   Qualified XII (1.25)                                    10,578.181         7.06               74,682
   Qualified XII (1.30)                                     1,313.956         7.04                9,250
   Qualified XII (1.35)                                       340.758         7.02                2,392
   Qualified XII (1.40)                                     7,524.256         6.99               52,595
   Qualified XII (1.50)                                     1,840.190         6.95               12,789
   Qualified XV                                            41,305.462        11.43              472,121
   Qualified XVI                                          108,074.052        11.06            1,195,299
   Qualified XVII                                          90,558.728        11.22            1,016,069
   Qualified XVIII                                         29,318.689        11.22              328,956
   Qualified XIX                                              806.036         7.38                5,949
   Qualified XX                                             4,692.916         9.73               45,662
   Qualified XXI                                           36,409.478        11.49              418,345
   Qualified XXII                                         103,070.979        11.54            1,189,439

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING MFS RESEARCH (CONTINUED)
   Contracts in accumulation period:
   Qualified XXIV                                         145,709.477   $     7.21   $        1,050,565
   Qualified XXV                                           32,917.358        11.35              373,612
   Qualified XXVI                                          16,871.273        11.31              190,814
   Qualified XXVII                                        866,515.262        10.70            9,271,713
   Qualified XXVIII                                        75,266.526        10.67              803,094
   Qualified XXIX                                           3,319.631         9.73               32,300
   Qualified XXX                                           57,861.120         9.68              560,096
                                                       --------------                ------------------
                                                       11,665,550.571                $      114,492,117
                                                       ==============                ==================
ING OPCAP BALANCED VALUE
   Contracts in accumulation period:
   Qualified VI                                            18,220.920   $     9.63   $          175,467
   Qualified X (1.15)                                         672.979         8.35                5,619
   Qualified X (1.25)                                      33,323.131         8.00              266,585
   Qualified XII (0.70)                                        11.727         9.69                  114
   Qualified XII (0.80)                                         3.465         9.68                   34
   Qualified XII (0.85)                                        64.460         9.67                  623
   Qualified XII (0.90)                                        29.146         9.67                  282
   Qualified XII (0.95)                                       235.256         9.66                2,273
   Qualified XII (1.00)                                     6,240.085         9.66               60,279
   Qualified XII (1.10)                                         2.664         9.64                   26
   Qualified XII (1.20)                                        50.312         9.63                  485
   Qualified XII (1.25)                                       160.378         9.63                1,544
   Qualified XII (1.40)                                       106.237         9.61                1,021
   Qualified XII (1.50)                                        39.893         9.60                  383
   Qualified XV                                                26.214         9.66                  253
   Qualified XXI                                                1.816         9.68                   18
   Qualified XXV                                               29.604         9.68                  287
                                                       --------------                ------------------
                                                           59,218.287                $          515,293
                                                       ==============                ==================
ING PIMCO TOTAL RETURN
   Contracts in accumulation period:
   Qualified VI                                           912,687.594   $    10.72   $        9,784,011
   Qualified VIII                                             344.415        10.71                3,689
   Qualified X (1.25)                                     116,419.688        10.72            1,248,019
   Qualified XII (0.55)                                     9,002.016        10.77               96,952
   Qualified XII (0.60)                                    15,366.765        10.76              165,346
   Qualified XII (0.70)                                     3,621.610        10.76               38,969
   Qualified XII (0.75)                                    47,380.334        10.75              509,339
   Qualified XII (0.80)                                    73,057.683        10.75              785,370
   Qualified XII (0.85)                                    16,333.733        10.74              175,424
   Qualified XII (0.90)                                       423.141        10.74                4,545
   Qualified XII (0.95)                                    64,232.064        10.74              689,852
   Qualified XII (1.00)                                   190,941.883        10.73            2,048,806
   Qualified XII (1.05)                                    10,891.991        10.73              116,871
   Qualified XII (1.10)                                     4,886.869        10.73               52,436
   Qualified XII (1.15)                                     1,260.972        10.72               13,518
   Qualified XII (1.20)                                     3,469.936        10.72               37,198
   Qualified XII (1.25)                                     4,225.825        10.72               45,301
   Qualified XII (1.30)                                       639.346        10.71                6,847
   Qualified XII (1.40)                                     2,705.976        10.70               28,954
   Qualified XII (1.50)                                       854.512        10.70                9,143
   Qualified XV                                             1,480.643        10.74               15,902

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING PIMCO TOTAL RETURN (CONTINUED)
   Qualified XVI                                           11,497.877   $    10.70   $          123,027
   Qualified XVII                                           1,114.207        10.72               11,944
   Qualified XVIII                                            698.161        10.73                7,491
   Qualified XXI                                               80.474        10.75                  865
   Qualified XXIV                                           2,298.596        10.74               24,687
   Qualified XXV                                            6,637.344        10.75               71,351
   Qualified XXVI                                          15,164.948        10.74              162,872
                                                        -------------                ------------------
                                                        1,517,718.603                $       16,278,729
                                                        =============                ==================
ING SALOMON BROTHERS AGGRESSIVE GROWTH
   Currently payable annuity contracts:                                              $           63,009
   Contracts in accumulation period:
   Qualified III                                           97,563.011   $     9.53              929,775
   Qualified V                                             10,115.059         9.36               94,677
   Qualified VI                                         7,376,606.754         9.45           69,708,934
   Qualified VIII                                          13,880.029         9.90              137,412
   Qualified X (1.15)                                      72,099.856         9.54              687,833
   Qualified X (1.25)                                     937,116.286         9.45            8,855,749
   Qualified XI                                           652,615.101         9.75            6,362,997
   Qualified XII (0.05)                                   116,293.907         9.72            1,130,377
   Qualified XII (0.25)                                   501,187.640         5.67            2,841,734
   Qualified XII (0.35)                                   264,144.797         5.64            1,489,777
   Qualified XII (0.45)                                   371,887.772         5.62            2,090,009
   Qualified XII (0.55)                                    82,818.949         5.59              462,958
   Qualified XII (0.60)                                   408,520.144         5.58            2,279,542
   Qualified XII (0.65)                                   116,847.144         5.57              650,839
   Qualified XII (0.70)                                   210,945.929         5.55            1,170,750
   Qualified XII (0.75)                                   475,521.924         5.54            2,634,391
   Qualified XII (0.80)                                 2,163,820.038         5.96           12,896,367
   Qualified XII (0.85)                                   852,174.500         6.43            5,479,482
   Qualified XII (0.90)                                    36,616.445         5.75              210,545
   Qualified XII (0.95)                                   600,761.833         6.39            3,838,868
   Qualified XII (1.00)                                 2,780,749.194         6.37           17,713,372
   Qualified XII (1.05)                                   219,160.524         6.35            1,391,669
   Qualified XII (1.10)                                    72,341.902         6.33              457,924
   Qualified XII (1.15)                                    82,668.170         6.31              521,636
   Qualified XII (1.20)                                   111,123.146         6.28              697,853
   Qualified XII (1.25)                                    48,155.068         6.26              301,451
   Qualified XII (1.30)                                     1,041.647         6.24                6,500
   Qualified XII (1.40)                                    23,925.987         6.20              148,341
   Qualified XII (1.50)                                     8,557.585         6.16               52,715
   Qualified XV                                            60,763.797         9.63              585,155
   Qualified XVI                                          132,853.262         9.32            1,238,192
   Qualified XVII                                          10,028.757         9.45               94,772
   Qualified XVIII                                         18,747.004         9.45              177,159
   Qualified XXI                                          109,090.489         9.68            1,055,996
   Qualified XXII                                         232,495.618         9.72            2,259,857
   Qualified XXIV                                         218,550.593         6.39            1,396,538

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE GROWTH (CONTINUED)
   Qualified XXV                                           87,612.087   $     9.56   $          837,572
   Qualified XXVI                                          17,102.481         9.53              162,987
   Qualified XXVII                                      2,103,642.949         9.58           20,152,899
   Qualified XXVIII                                       278,355.515         9.55            2,658,295
                                                       --------------                ------------------
                                                       21,978,502.893                $      175,926,908
                                                       ==============                ==================
ING SALOMON BROTHERS CAPITAL
   Contracts in accumulation period:
   Qualified VI                                            12,553.939   $    11.90   $          149,392
   Qualified X (1.25)                                       6,358.272         7.48               47,560
   Qualified XII (0.60)                                        77.102        11.99                  924
   Qualified XII (0.75)                                       293.827        11.97                3,517
   Qualified XII (0.85)                                        50.779        11.95                  607
   Qualified XII (0.95)                                       450.537        11.94                5,379
   Qualified XII (1.00)                                     2,734.090        11.93               32,618
   Qualified XII (1.05)                                        58.028        11.92                  692
   Qualified XII (1.10)                                        45.838        11.92                  546
   Qualified XII (1.15)                                       182.983        11.91                2,179
   Qualified XII (1.25)                                         4.505        11.90                   54
   Qualified XII (1.50)                                         5.172        11.86                   61
   Qualified XXIV                                              41.102        11.95                  491
                                                       --------------                ------------------
                                                           22,856.174                $          244,020
                                                       ==============                ==================
ING SALOMON BROTHERS INVESTORS VALUE
   Contracts in accumulation period:
   Qualified VI                                            22,805.405   $     9.81   $          223,721
   Qualified X (1.25)                                      11,752.975         7.62               89,558
   Qualified XII (0.60)                                       735.282         9.89                7,272
   Qualified XII (0.70)                                     4,631.544         9.87               45,713
   Qualified XII (0.80)                                     1,288.913         9.86               12,709
   Qualified XII (0.85)                                       166.605         9.86                1,643
   Qualified XII (1.00)                                    21,862.736         9.84              215,129
   Qualified XII (1.05)                                       142.629         9.83                1,402
   Qualified XII (1.10)                                         0.716         9.83                    7
   Qualified XII (1.20)                                        79.674         9.82                  782
   Qualified XII (1.25)                                       730.474         9.81                7,166
   Qualified XII (1.40)                                        80.265         9.80                  787
   Qualified XXIV                                           2,997.784         9.86               29,558
                                                       --------------                ------------------
                                                           67,275.002                $          635,447
                                                       ==============                ==================
ING T. ROWE PRICE GROWTH EQUITY
   Currently payable annuity contracts:                                              $          192,384
   Contracts in accumulation period:
   Qualified III                                              528.268   $    16.76                8,854
   Qualified V                                              9,088.973        14.67              133,335
   Qualified VI                                         4,896,848.631        14.54           71,200,179
   Qualified VIII                                           6,077.258        14.83               90,126
   Qualified X (1.15)                                      33,397.736        16.41              548,057
   Qualified X (1.25)                                     492,197.917        16.28            8,012,982
   Qualified XI                                           387,983.484        15.00            5,819,752

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING T. ROWE PRICE GROWTH EQUITY (CONTINUED)
   Qualified XII (0.05)                                    22,807.806   $    14.94   $          340,749
   Qualified XII (0.25)                                   267,783.877         9.23            2,471,645
   Qualified XII (0.35)                                    31,321.901         9.19              287,848
   Qualified XII (0.45)                                   213,154.907         9.15            1,950,367
   Qualified XII (0.55)                                    54,557.490         9.10              496,473
   Qualified XII (0.60)                                   195,227.606         9.08            1,772,667
   Qualified XII (0.65)                                    20,648.084         9.06              187,072
   Qualified XII (0.70)                                   151,072.936         9.04            1,365,699
   Qualified XII (0.75)                                   289,026.729         9.02            2,607,021
   Qualified XII (0.80)                                   971,668.601         9.91            9,629,236
   Qualified XII (0.85)                                   265,633.714        13.75            3,652,464
   Qualified XII (0.90)                                    24,357.105         9.58              233,341
   Qualified XII (0.95)                                   329,144.276        13.66            4,496,111
   Qualified XII (1.00)                                   976,385.071        13.62           13,298,365
   Qualified XII (1.05)                                   108,908.429        13.57            1,477,887
   Qualified XII (1.10)                                    48,566.143        13.53              657,100
   Qualified XII (1.15)                                    23,649.468        13.48              318,795
   Qualified XII (1.20)                                    35,368.249        13.44              475,349
   Qualified XII (1.25)                                    15,100.156        13.39              202,191
   Qualified XII (1.30)                                       223.049        13.35                2,978
   Qualified XII (1.35)                                       374.105        13.30                4,976
   Qualified XII (1.40)                                    19,639.232        13.26              260,416
   Qualified XII (1.50)                                       840.617        13.17               11,071
   Qualified XV                                            15,776.034        14.80              233,485
   Qualified XVI                                           98,319.551        14.33            1,408,919
   Qualified XVII                                          18,710.334        14.54              272,048
   Qualified XVIII                                         17,675.907        16.28              287,764
   Qualified XXI                                           41,813.657        14.88              622,187
   Qualified XXII                                          52,271.968        14.94              780,943
   Qualified XXIV                                          90,220.526        13.66            1,232,412
   Qualified XXV                                           51,249.974        14.70              753,375
   Qualified XXVI                                          23,978.912        14.65              351,291
   Qualified XXVII                                      1,456,936.490        16.86           24,563,949
   Qualified XXVIII                                       426,943.934        16.81            7,176,928
                                                       --------------                ------------------
                                                       12,185,479.105                $      169,888,791
                                                       ==============                ==================
ING UBS TACTICAL ASSET ALLOCATION
   Contracts in accumulation period:
   Qualified VI                                             8,398.667   $    23.58   $          198,041
   Qualified X (1.25)                                      33,008.972         7.61              251,198
   Qualified XII (0.60)                                       290.435        23.76                6,901
   Qualified XII (0.75)                                        15.562        23.72                  369
   Qualified XII (0.85)                                       108.351        23.69                2,567
   Qualified XII (0.95)                                        72.626        23.66                1,718
   Qualified XII (1.00)                                       106.234        23.65                2,512
   Qualified XII (1.05)                                        83.417        23.64                1,972
   Qualified XII (1.10)                                       237.079        23.62                5,600
   Qualified XII (1.15)                                         1.323        23.61                   31
   Qualified XII (1.20)                                        99.545        23.60                2,349
   Qualified XII (1.40)                                         8.158        23.54                  192
   Qualified XVI                                               32.531        23.52                  765
   Qualified XXIV                                              11.626        23.69                  275
                                                       --------------                ------------------
                                                           42,474.526                $          474,490
                                                       ==============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VAN KAMPEN COMSTOCK
   Contracts in accumulation period:
   Qualified VI                                           443,295.424   $     8.31   $        3,683,785
   Qualified X (1.25)                                      15,404.565         8.31              128,012
   Qualified XII (0.55)                                       142.384         8.35                1,189
   Qualified XII (0.60)                                     1,949.016         8.34               16,255
   Qualified XII (0.70)                                       714.821         8.34                5,962
   Qualified XII (0.75)                                     6,478.469         8.34               54,030
   Qualified XII (0.80)                                   143,963.371         8.33            1,199,215
   Qualified XII (0.85)                                     6,374.005         8.33               53,095
   Qualified XII (0.90)                                        15.746         8.33                  131
   Qualified XII (0.95)                                     6,263.652         8.32               52,114
   Qualified XII (1.00)                                   301,751.666         8.32            2,510,574
   Qualified XII (1.05)                                        29.321         8.32                  244
   Qualified XII (1.10)                                       131.956         8.32                1,098
   Qualified XII (1.15)                                       307.442         8.31                2,555
   Qualified XII (1.20)                                       980.139         8.31                8,145
   Qualified XII (1.25)                                       757.853         8.31                6,298
   Qualified XII (1.40)                                       382.023         8.30                3,171
   Qualified XVI                                            5,241.367         8.29               43,451
   Qualified XVII                                           2,891.416         8.31               24,028
   Qualified XVIII                                          1,303.869         8.32               10,848
   Qualified XXI                                               16.937         8.33                  141
   Qualified XXIV                                          41,039.402         8.33              341,858
   Qualified XXV                                            3,418.594         8.34               28,511
                                                       --------------                ------------------
                                                          982,853.438                $        8,174,710
                                                       ==============                ==================
ING VP GROWTH AND INCOME
   Currently payable annuity contracts:                                              $      151,001,868
   Contracts in accumulation period:
   Qualified I                                             68,578.595   $   197.07           13,514,784
   Qualified III                                           10,050.333       149.58            1,503,329
   Qualified V                                             18,523.251        15.14              280,442
   Qualified VI                                        62,633,800.729        15.27          956,418,137
   Qualified VII                                        5,423,965.346        14.43           78,267,820
   Qualified VIII                                          49,840.669        14.18              706,741
   Qualified IX                                             9,704.072        14.48              140,515
   Qualified X (1.15)                                     538,741.654        15.41            8,302,009
   Qualified X (1.25)                                  10,681,544.073        15.27          163,107,178
   Qualified XI                                         3,343,729.142        15.76           52,697,171
   Qualified XII (0.05)                                   356,045.394        15.70            5,589,913
   Qualified XII (0.25)                                 3,983,567.570         6.44           25,654,175
   Qualified XII (0.35)                                   665,154.019         6.41            4,263,637
   Qualified XII (0.45)                                   768,288.025         6.38            4,901,678
   Qualified XII (0.55)                                   739,042.939         6.35            4,692,923
   Qualified XII (0.60)                                 2,807,207.682         6.34           17,797,697
   Qualified XII (0.65)                                   388,658.656         6.32            2,456,323
   Qualified XII (0.70)                                 1,243,824.879         6.31            7,848,535
   Qualified XII (0.75)                                 2,473,992.318         6.29           15,561,412

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP GROWTH AND INCOME (CONTINUED)
   Qualified XII (0.80)                                 9,326,779.693   $     6.88   $       64,168,244
   Qualified XII (0.85)                                 4,722,481.755        10.38           49,019,361
   Qualified XII (0.90)                                   171,717.867         6.67            1,145,358
   Qualified XII (0.95)                                 2,717,004.091        10.31           28,012,312
   Qualified XII (1.00)                                12,235,332.313        10.27          125,656,863
   Qualified XII (1.05)                                   481,869.453        10.24            4,934,343
   Qualified XII (1.10)                                   283,692.888        10.21            2,896,504
   Qualified XII (1.15)                                   257,254.482        10.17            2,616,278
   Qualified XII (1.20)                                   233,062.719        10.14            2,363,256
   Qualified XII (1.25)                                    80,182.761        10.10              809,846
   Qualified XII (1.30)                                     1,235.860        10.07               12,445
   Qualified XII (1.35)                                       416.865        10.04                4,185
   Qualified XII (1.40)                                    50,158.364        10.00              501,584
   Qualified XII (1.50)                                    12,589.683         9.94              125,141
   Qualified XV                                           635,530.589        15.55            9,882,501
   Qualified XVI                                          920,124.479        15.06           13,857,075
   Qualified XVII                                       3,285,322.967        15.49           50,889,653
   Qualified XVIII                                      3,469,112.894        15.49           53,736,559
   Qualified XIX                                           18,698.459       199.83            3,736,513
   Qualified XX                                            76,799.099       151.68           11,648,887
   Qualified XXI                                          297,218.791        15.64            4,648,502
   Qualified XXII                                         991,169.051        15.70           15,561,354
   Qualified XXIV                                       1,120,643.804        10.31           11,553,838
   Qualified XXV                                          566,660.307        15.50            8,783,235
   Qualified XXVI                                          75,718.216        15.44            1,169,089
   Qualified XXVII                                        985,007.234       150.43          148,174,638
   Qualified XXVIII                                        19,280.439       149.96            2,891,295
   Qualified XXIX                                           1,965.523       149.58              294,003
   Qualified XXX                                           51,200.189       148.80            7,618,588
                                                      ---------------                ------------------
                                                      139,292,490.181                $    2,141,417,737
                                                      ===============                ==================
ING VP GROWTH
   Currently payable annuity contracts:                                              $          180,060
   Contracts in accumulation period:
   Qualified III                                              568.084   $     7.97                4,528
   Qualified V                                              5,237.897        10.40               54,474
   Qualified VI                                         3,134,523.321        10.49           32,881,150
   Qualified VIII                                           1,068.496        10.49               11,209
   Qualified X (1.15)                                      50,524.193        10.55              533,030
   Qualified X (1.25)                                     410,106.024        10.49            4,302,012
   Qualified XI                                           262,061.883        10.79            2,827,648
   Qualified XII (0.05)                                    24,755.300        10.77              266,615
   Qualified XII (0.25)                                   118,706.572         7.00              830,946
   Qualified XII (0.35)                                    62,051.137         6.97              432,496
   Qualified XII (0.45)                                   436,608.303         6.94            3,030,062
   Qualified XII (0.55)                                    16,786.238         6.91              115,993
   Qualified XII (0.60)                                    53,348.770         6.89              367,573
   Qualified XII (0.65)                                    20,270.852         6.87              139,261
   Qualified XII (0.70)                                   179,272.305         6.86            1,229,808
   Qualified XII (0.75)                                   287,115.562         6.84            1,963,870
   Qualified XII (0.80)                                   850,190.231         7.77            6,605,978
   Qualified XII (0.85)                                   131,665.381        10.74            1,414,086
   Qualified XII (0.90)                                    19,311.229         7.53              145,414

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP GROWTH (CONTINUED)
   Qualified XII (0.95)                                   138,900.712   $    10.68   $        1,483,460
   Qualified XII (1.00)                                   922,870.262        10.64            9,819,340
   Qualified XII (1.05)                                    83,021.074        10.61              880,854
   Qualified XII (1.10)                                    24,309.959        10.58              257,199
   Qualified XII (1.15)                                    22,628.949        10.55              238,735
   Qualified XII (1.20)                                    25,185.554        10.52              264,952
   Qualified XII (1.25)                                    20,228.354        10.49              212,195
   Qualified XII (1.30)                                     5,413.833        10.46               56,629
   Qualified XII (1.35)                                       857.001        10.43                8,939
   Qualified XII (1.40)                                    12,191.592        10.40              126,793
   Qualified XII (1.50)                                     5,243.235        10.34               54,215
   Qualified XV                                            24,733.514        10.68              264,154
   Qualified XVI                                           58,092.531        10.34              600,677
   Qualified XVII                                          37,974.558        10.49              398,353
   Qualified XVIII                                         43,666.083        10.70              467,227
   Qualified XXI                                           30,728.151        10.73              329,713
   Qualified XXII                                         147,116.971        10.76            1,582,979
   Qualified XXIV                                          68,947.509        10.68              736,359
   Qualified XXV                                           63,907.486        10.65              680,615
   Qualified XXVI                                          15,096.594        10.61              160,175
   Qualified XXVII                                        147,671.531         3.92              578,872
                                                       --------------                ------------------
                                                        7,962,957.231                $       76,538,648
                                                       ==============                ==================
ING VP INDEX PLUS LARGECAP
   Currently payable annuity contracts:                                              $        1,521,569
   Contracts in accumulation period:
   Qualified V                                              1,975.591   $    13.49               26,651
   Qualified VI                                        11,415,612.108        13.63          155,594,793
   Qualified VIII                                           3,116.448        13.62               42,446
   Qualified X (1.15)                                     160,223.221        13.72            2,198,263
   Qualified X (1.25)                                   1,103,633.624        13.63           15,042,526
   Qualified XI                                           997,225.696        14.03           13,991,077
   Qualified XII (0.05)                                   383,324.339        14.01            5,370,374
   Qualified XII (0.25)                                   426,905.043         8.55            3,650,038
   Qualified XII (0.35)                                    65,767.634         8.52              560,340
   Qualified XII (0.45)                                   868,405.537         8.48            7,364,079
   Qualified XII (0.55)                                   219,825.554         8.44            1,855,328
   Qualified XII (0.60)                                   221,564.690         8.42            1,865,575
   Qualified XII (0.65)                                   254,910.908         8.40            2,141,252
   Qualified XII (0.70)                                   216,542.977         8.38            1,814,630
   Qualified XII (0.75)                                   624,066.652         8.36            5,217,197
   Qualified XII (0.80)                                 3,034,497.160         9.30           28,220,824
   Qualified XII (0.85)                                   788,043.027        13.98           11,016,842
   Qualified XII (0.90)                                    46,180.859         8.99              415,166
   Qualified XII (0.95)                                   583,692.323        13.89            8,107,486
   Qualified XII (1.00)                                 3,570,363.147        13.85           49,449,530
   Qualified XII (1.05)                                   204,820.809        13.80            2,826,527
   Qualified XII (1.10)                                   135,043.343        13.76            1,858,196
   Qualified XII (1.15)                                    47,237.827        13.72              648,103
   Qualified XII (1.20)                                    55,586.035        13.67              759,861
   Qualified XII (1.25)                                    55,061.670        13.63              750,491
   Qualified XII (1.30)                                    16,376.849        13.59              222,561

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP (CONTINUED)
   Qualified XII (1.35)                                       879.679   $    13.54   $           11,911
   Qualified XII (1.40)                                    57,596.501        13.50              777,553
   Qualified XII (1.50)                                     8,926.199        13.42              119,790
   Qualified XIV                                            1,205.387        13.63               16,429
   Qualified XV                                            46,169.602        13.88              640,834
   Qualified XVI                                          162,092.746        13.44            2,178,527
   Qualified XVII                                          70,072.168        13.71              960,689
   Qualified XVIII                                         75,218.316        13.90            1,045,535
   Qualified XXI                                           97,109.165        13.95            1,354,673
   Qualified XXII                                         201,218.981        14.00            2,817,066
   Qualified XXIV                                          99,295.751        13.89            1,379,218
   Qualified XXV                                          112,772.524        13.83            1,559,644
   Qualified XXVI                                          17,333.816        13.78              238,860
   Qualified XXVII                                      2,268,114.669        13.71           31,095,852
   Qualified XXVIII                                       858,868.790        13.66           11,732,148
                                                       --------------                ------------------
                                                       29,576,877.365                $      378,460,454
                                                       ==============                ==================
ING VP INDEX PLUS MIDCAP
   Contracts in accumulation period:
   Qualified III                                               31.002   $    12.99   $              403
   Qualified V                                              3,287.228        12.39               40,729
   Qualified VI                                         4,188,495.063        12.48           52,272,418
   Qualified VIII                                           2,395.583        12.47               29,873
   Qualified X (1.15)                                      20,252.141        12.54              253,962
   Qualified X (1.25)                                     386,466.197        12.48            4,823,098
   Qualified XI                                           403,060.704        12.79            5,155,146
   Qualified XII (0.05)                                   139,655.359        12.77            1,783,399
   Qualified XII (0.25)                                    89,769.172        13.38            1,201,112
   Qualified XII (0.35)                                    52,211.202        13.32              695,453
   Qualified XII (0.45)                                   134,216.682        13.26            1,779,713
   Qualified XII (0.55)                                    64,815.502        13.19              854,916
   Qualified XII (0.60)                                   218,101.840        13.16            2,870,220
   Qualified XII (0.65)                                    26,984.192        13.13              354,302
   Qualified XII (0.70)                                    93,138.247        13.10            1,220,111
   Qualified XII (0.75)                                   128,488.204        13.07            1,679,341
   Qualified XII (0.80)                                 1,293,569.620        12.75           16,493,013
   Qualified XII (0.85)                                   240,602.966        12.72            3,060,470
   Qualified XII (0.90)                                    11,144.488        12.69              141,424
   Qualified XII (0.95)                                   265,295.761        12.66            3,358,644
   Qualified XII (1.00)                                 1,116,833.884        12.63           14,105,612
   Qualified XII (1.05)                                   111,150.016        12.60            1,400,490
   Qualified XII (1.10)                                    69,606.838        12.57              874,958
   Qualified XII (1.15)                                    12,023.951        12.54              150,780
   Qualified XII (1.20)                                    33,259.681        12.51              416,079
   Qualified XII (1.25)                                    36,994.400        12.48              461,690
   Qualified XII (1.30)                                    11,165.406        12.45              139,009
   Qualified XII (1.35)                                       894.868        12.42               11,114
   Qualified XII (1.40)                                    29,651.689        12.39              367,384
   Qualified XII (1.50)                                     3,355.527        12.33               41,374
   Qualified XV                                            18,873.231        12.66              238,935
   Qualified XVI                                           66,409.179        12.33              818,825
   Qualified XVII                                          14,861.386        12.48              185,470

                 DIVISION/CONTRACT                     UNITS            UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP INDEX PLUS MIDCAP (CONTINUED)
   Qualified XVIII                                         23,709.282   $    12.48   $          295,892
   Qualified XXI                                           35,828.427        12.72              455,738
   Qualified XXII                                          69,365.583        12.75              884,411
   Qualified XXIV                                         102,598.323        12.67            1,299,921
   Qualified XXV                                           69,505.743        12.66              879,943
   Qualified XXVI                                          18,917.168        12.62              238,735
   Qualified XXVII                                        916,636.386        13.07           11,980,438
   Qualified XXVIII                                       840,765.235        13.02           10,946,763
                                                       --------------                ------------------
                                                       11,364,387.356                $      144,261,308
                                                       ==============                ==================
ING VP INDEX PLUS SMALLCAP
   Contracts in accumulation period:
   Qualified III                                               28.741   $     9.42   $              271
   Qualified V                                                440.393         9.00                3,964
   Qualified VI                                         2,177,663.548         9.07           19,751,408
   Qualified VIII                                             790.096         9.06                7,158
   Qualified X (1.15)                                      19,956.908         9.11              181,807
   Qualified X (1.25)                                     189,053.520         9.07            1,714,715
   Qualified XI                                           252,659.808         9.29            2,347,210
   Qualified XII (0.05)                                   113,973.750         9.28            1,057,676
   Qualified XII (0.25)                                    45,072.107         9.88              445,312
   Qualified XII (0.35)                                    24,651.255         9.84              242,568
   Qualified XII (0.45)                                    27,803.536         9.79              272,197
   Qualified XII (0.55)                                    16,912.585         9.75              164,898
   Qualified XII (0.60)                                    82,105.406         9.72              798,065
   Qualified XII (0.65)                                    79,252.290         9.70              768,747
   Qualified XII (0.70)                                    39,601.185         9.68              383,339
   Qualified XII (0.75)                                    75,207.368         9.66              726,503
   Qualified XII (0.80)                                   456,727.830         9.26            4,229,300
   Qualified XII (0.85)                                   126,144.762         9.24            1,165,578
   Qualified XII (0.90)                                     4,527.013         9.22               41,739
   Qualified XII (0.95)                                   168,926.671         9.20            1,554,125
   Qualified XII (1.00)                                   541,390.352         9.17            4,964,550
   Qualified XII (1.05)                                    25,189.046         9.15              230,480
   Qualified XII (1.10)                                    24,799.846         9.13              226,423
   Qualified XII (1.15)                                     8,842.986         9.11               80,560
   Qualified XII (1.20)                                     8,359.772         9.09               75,990
   Qualified XII (1.25)                                    19,031.114         9.07              172,612
   Qualified XII (1.30)                                     1,405.636         9.05               12,721
   Qualified XII (1.35)                                       582.514         9.02                5,254
   Qualified XII (1.40)                                    15,568.062         9.00              140,113
   Qualified XII (1.50)                                     1,209.783         8.96               10,840
   Qualified XV                                            10,436.951         9.20               96,020
   Qualified XVI                                           34,822.307         8.96              312,008
   Qualified XVII                                          12,353.953         9.07              112,050
   Qualified XVIII                                         11,030.224         9.07              100,044
   Qualified XXI                                           13,904.598         9.25              128,618
   Qualified XXII                                          66,033.089         9.27              612,127
   Qualified XXIV                                          34,611.825         9.20              318,429
   Qualified XXV                                           27,806.269         9.20              255,818
   Qualified XXVI                                          13,466.180         9.17              123,485
   Qualified XXVII                                        562,448.247         9.47            5,326,385
   Qualified XXVIII                                       573,912.164         9.44            5,417,731
                                                       --------------                ------------------
                                                        5,908,703.690                $       54,578,838
                                                       ==============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP INTERNATIONAL EQUITY
   Contracts in accumulation period:
   Qualified V                                                 42.644   $     6.20   $              264
   Qualified VI                                           672,255.804         6.25            4,201,599
   Qualified VIII                                              12.994         6.25                   81
   Qualified X (1.15)                                       2,077.195         6.28               13,045
   Qualified X (1.25)                                      74,977.184         6.25              468,607
   Qualified XI                                            15,802.156         6.40              101,134
   Qualified XII (0.05)                                     1,565.441         6.40               10,019
   Qualified XII (0.25)                                    14,893.729         6.38               95,022
   Qualified XII (0.35)                                     6,962.992         6.35               44,215
   Qualified XII (0.45)                                    79,413.476         6.32              501,893
   Qualified XII (0.55)                                     1,443.931         6.29                9,082
   Qualified XII (0.60)                                    12,081.529         6.28               75,872
   Qualified XII (0.65)                                     2,482.465         6.27               15,565
   Qualified XII (0.70)                                    43,619.161         6.25              272,620
   Qualified XII (0.75)                                    18,516.875         6.24              115,545
   Qualified XII (0.80)                                    57,479.423         6.38              366,719
   Qualified XII (0.85)                                    37,685.917         6.37              240,059
   Qualified XII (0.90)                                     1,593.471         6.35               10,119
   Qualified XII (0.95)                                    30,253.214         6.34              191,805
   Qualified XII (1.00)                                   123,067.830         6.32              777,789
   Qualified XII (1.05)                                     4,455.236         6.31               28,113
   Qualified XII (1.10)                                     7,563.128         6.29               47,572
   Qualified XII (1.15)                                     3,725.304         6.28               23,395
   Qualified XII (1.20)                                     4,119.934         6.27               25,832
   Qualified XII (1.25)                                     6,407.195         6.25               40,045
   Qualified XII (1.30)                                        50.566         6.24                  316
   Qualified XII (1.40)                                     4,757.650         6.21               29,545
   Qualified XII (1.50)                                     1,150.410         6.18                7,110
   Qualified XV                                             2,037.892         6.34               12,920
   Qualified XVI                                           10,021.717         6.18               61,934
   Qualified XVIII                                          4,982.286         6.25               31,139
   Qualified XXI                                            4,091.088         6.37               26,060
   Qualified XXII                                          33,729.656         6.39              215,533
   Qualified XXIV                                          13,961.568         6.34               88,516
   Qualified XXV                                            8,976.881         6.34               56,913
   Qualified XXVI                                             303.365         6.32                1,917
   Qualified XXVII                                          9,051.918         4.43               40,100
                                                        -------------                ------------------
                                                        1,315,613.225                $        8,248,014
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP SMALL COMPANY
   Currently payable annuity contracts:                                              $          120,225
   Contracts in accumulation period:
   Qualified V                                              2,978.494   $    14.33               42,682
   Qualified VI                                         2,941,312.788        14.46           42,531,383
   Qualified VIII                                             887.131        14.45               12,819
   Qualified X (1.15)                                      52,477.917        14.54              763,029
   Qualified X (1.25)                                     336,830.125        14.46            4,870,564
   Qualified XI                                           199,957.420        14.86            2,971,367
   Qualified XII (0.05)                                    33,187.437        14.85              492,833
   Qualified XII (0.25)                                    78,878.233        10.14              799,825
   Qualified XII (0.35)                                    39,554.216        10.09              399,102
   Qualified XII (0.45)                                   304,893.463        10.05            3,064,179
   Qualified XII (0.55)                                    50,290.921        10.00              502,909
   Qualified XII (0.60)                                   148,832.566         9.98            1,485,349
   Qualified XII (0.65)                                    19,390.084         9.96              193,125
   Qualified XII (0.70)                                    68,464.420         9.93              679,852
   Qualified XII (0.75)                                   303,004.734         9.91            3,002,777
   Qualified XII (0.80)                                 2,222,849.883        10.54           23,428,838
   Qualified XII (0.85)                                   196,561.218        14.79            2,907,140
   Qualified XII (0.90)                                    23,169.579        10.23              237,025
   Qualified XII (0.95)                                   154,145.680        14.71            2,267,483
   Qualified XII (1.00)                                   918,003.652        14.67           13,467,114
   Qualified XII (1.05)                                    42,679.759        14.62              623,978
   Qualified XII (1.10)                                    33,178.821        14.58              483,747
   Qualified XII (1.15)                                    15,129.290        14.54              219,980
   Qualified XII (1.20)                                    26,984.310        14.50              391,272
   Qualified XII (1.25)                                    26,952.354        14.46              389,731
   Qualified XII (1.30)                                     6,069.385        14.42               87,521
   Qualified XII (1.35)                                         3.003        14.38                   43
   Qualified XII (1.40)                                    16,365.415        14.33              234,516
   Qualified XII (1.50)                                     3,557.019        14.25               50,688
   Qualified XV                                            19,293.316        14.71              283,805
   Qualified XVI                                           54,715.933        14.25              779,702
   Qualified XVII                                          10,407.382        14.46              150,491
   Qualified XVIII                                          8,624.122        14.74              127,120
   Qualified XXI                                           22,296.142        14.79              329,760
   Qualified XXII                                          68,066.373        14.82            1,008,744
   Qualified XXIV                                          79,163.847        14.71            1,164,500
   Qualified XXV                                           32,961.033        14.67              483,538
   Qualified XXVI                                          11,323.453        14.62              165,549
   Qualified XXVII                                        541,321.388         7.15            3,870,448
                                                        -------------                ------------------
                                                        9,114,762.306                $      115,084,753
                                                        =============                ==================

                 DIVISION/CONTRACT                       UNITS          UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP TECHNOLOGY
   Contracts in accumulation period:
   Qualified V                                              5,780.499   $     2.56   $           14,798
   Qualified VI                                         3,646,831.311         2.57            9,372,356
   Qualified VIII                                           1,963.402         2.57                5,046
   Qualified X (1.15)                                      80,341.599         2.58              207,281
   Qualified X (1.25)                                     287,488.096         2.57              738,844
   Qualified XI                                           489,279.023         2.62            1,281,911
   Qualified XII (0.05)                                   103,479.263         2.61              270,081
   Qualified XII (0.25)                                   102,887.691         2.64              271,624
   Qualified XII (0.35)                                    20,102.555         2.63               52,870
   Qualified XII (0.55)                                    32,440.700         2.62               84,995
   Qualified XII (0.60)                                   174,361.541         2.62              456,827
   Qualified XII (0.65)                                     4,005.131         2.61               10,453
   Qualified XII (0.70)                                    45,732.743         2.61              119,362
   Qualified XII (0.75)                                    99,344.928         2.61              259,290
   Qualified XII (0.80)                                   923,848.123         2.60            2,402,005
   Qualified XII (0.85)                                   189,153.697         2.60              491,800
   Qualified XII (0.90)                                     6,164.879         2.60               16,029
   Qualified XII (0.95)                                   180,749.946         2.59              468,142
   Qualified XII (1.00)                                 1,313,921.928         2.59            3,403,058
   Qualified XII (1.05)                                    28,069.125         2.58               72,418
   Qualified XII (1.10)                                    20,196.183         2.58               52,106
   Qualified XII (1.15)                                    13,750.495         2.58               35,476
   Qualified XII (1.20)                                    89,207.240         2.57              229,263
   Qualified XII (1.25)                                    24,372.268         2.57               62,637
   Qualified XII (1.30)                                     2,977.866         2.57                7,653
   Qualified XII (1.35)                                     1,864.846         2.56                4,774
   Qualified XII (1.40)                                    16,998.042         2.56               43,515
   Qualified XII (1.50)                                     1,513.143         2.55                3,859
   Qualified XV                                            35,654.340         2.59               92,345
   Qualified XVI                                           38,674.689         2.55               98,620
   Qualified XVII                                           6,769.768         2.59               17,534
   Qualified XVIII                                          7,965.822         2.59               20,631
   Qualified XXI                                           81,539.436         2.60              212,003
   Qualified XXII                                         207,449.170         2.61              541,442
   Qualified XXIV                                         100,644.833         2.60              261,677
   Qualified XXV                                           72,429.405         2.61              189,041
   Qualified XXVI                                          17,725.756         2.60               46,087
   Qualified XXVII                                        428,287.786         2.53            1,083,568
                                                        -------------                ------------------
                                                        8,903,967.268                $       23,001,421
                                                        =============                ==================
ING VP VALUE OPPORTUNITY
   Contracts in accumulation period:
   Qualified III                                               60.365   $    10.14   $              612
   Qualified V                                              7,738.333        13.32              103,075
   Qualified VI                                         2,405,597.514        13.44           32,331,231
   Qualified VIII                                             547.819        13.44                7,363
   Qualified X (1.15)                                      65,921.907        13.52              891,264
   Qualified X (1.25)                                     272,285.648        13.44            3,659,519
   Qualified XI                                           161,533.919        13.82            2,232,399
   Qualified XII (0.05)                                     3,670.901        13.81               50,695

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP VALUE OPPORTUNITY (CONTINUED)
   Qualified XII (0.25)                                   117,115.457   $     9.30   $        1,089,174
   Qualified XII (0.35)                                    39,545.533         9.26              366,192
   Qualified XII (0.45)                                    29,194.946         9.21              268,885
   Qualified XII (0.55)                                   152,852.040         9.17            1,401,653
   Qualified XII (0.60)                                   144,213.806         9.15            1,319,556
   Qualified XII (0.65)                                    82,910.478         9.13              756,973
   Qualified XII (0.70)                                   191,836.945         9.11            1,747,635
   Qualified XII (0.75)                                   251,164.891         9.09            2,283,089
   Qualified XII (0.80)                                 1,321,604.258         9.98           13,189,610
   Qualified XII (0.85)                                   135,961.241        13.76            1,870,827
   Qualified XII (0.90)                                    18,033.102         9.75              175,823
   Qualified XII (0.95)                                   165,695.199        13.68            2,266,710
   Qualified XII (1.00)                                 1,923,927.508        13.64           26,242,371
   Qualified XII (1.05)                                    40,581.011        13.60              551,902
   Qualified XII (1.10)                                    20,407.864        13.56              276,731
   Qualified XII (1.15)                                    10,167.111        13.52              137,459
   Qualified XII (1.20)                                    24,869.458        13.48              335,240
   Qualified XII (1.25)                                    20,086.374        13.44              269,961
   Qualified XII (1.30)                                     4,993.064        13.41               66,957
   Qualified XII (1.35)                                       138.542        13.37                1,852
   Qualified XII (1.40)                                    13,589.597        13.33              181,149
   Qualified XII (1.50)                                     1,899.151        13.25               25,164
   Qualified XV                                            10,615.542        13.68              145,221
   Qualified XVI                                           31,865.384        13.25              422,216
   Qualified XVII                                          20,736.241        13.44              278,695
   Qualified XVIII                                         15,248.315        13.71              209,054
   Qualified XXI                                           21,710.888        13.75              298,525
   Qualified XXII                                          50,820.048        13.78              700,300
   Qualified XXIV                                          57,925.506        13.68              792,421
   Qualified XXV                                           24,214.134        13.64              330,281
   Qualified XXVI                                           8,415.452        13.60              114,450
   Qualified XXVII                                        941,931.441        10.20            9,607,701
   Qualified XXVIII                                       821,407.784        10.16            8,345,503
                                                        -------------                ------------------
                                                        9,633,034.717                $      115,345,438
                                                        =============                ==================
ING VP GROWTH OPPORTUNITIES
   Contracts in accumulation period:
   Qualified VI                                            12,449.537   $     6.02   $           74,946
   Qualified X (1.25)                                       4,716.789         6.02               28,395
   Qualified XII (0.55)                                     3,152.314         6.08               19,166
   Qualified XII (0.80)                                     2,643.209         6.06               16,018
   Qualified XII (0.95)                                     1,292.895         6.04                7,809
   Qualified XII (1.00)                                       929.658         6.04                5,615
   Qualified XII (1.10)                                       169.386         6.03                1,021
   Qualified XII (1.25)                                        17.957         6.02                  108
   Qualified XII (1.40)                                        33.373         6.00                  200
   Qualified XXIV                                             859.550         6.05                5,200
                                                        -------------                ------------------
                                                           26,264.668                           158,478
                                                        =============                ==================

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP INTERNATIONAL VALUE
   Contracts in accumulation period:
   Qualified V                                              3,955.898   $     7.96   $           31,489
   Qualified VI                                           289,087.776         7.97            2,304,030
   Qualified X (1.25)                                      19,369.152         7.97              154,372
   Qualified XII (0.45)                                    17,027.514         8.07              137,412
   Qualified XII (0.55)                                    20,120.202         8.06              162,169
   Qualified XII (0.70)                                     4,828.423         8.04               38,821
   Qualified XII (0.75)                                    69,184.221         8.03              555,549
   Qualified XII (0.80)                                   159,260.447         8.03            1,278,861
   Qualified XII (0.85)                                    14,728.250         8.02              118,121
   Qualified XII (0.90)                                       871.066         8.02                6,986
   Qualified XII (0.95)                                    21,576.099         8.01              172,825
   Qualified XII (1.00)                                   951,177.433         8.00            7,609,419
   Qualified XII (1.05)                                       175.778         8.00                1,406
   Qualified XII (1.10)                                     2,453.625         7.99               19,604
   Qualified XII (1.15)                                     2,943.786         7.99               23,521
   Qualified XII (1.20)                                       102.197         7.98                  816
   Qualified XII (1.25)                                     2,895.117         7.97               23,074
   Qualified XII (1.30)                                        15.073         7.97                  120
   Qualified XII (1.40)                                       221.249         7.96                1,761
   Qualified XII (1.50)                                        19.639         7.95                  156
   Qualified XV                                               156.924         8.01                1,257
   Qualified XVI                                              223.767         7.95                1,779
   Qualified XVIII                                            542.395         7.97                4,323
   Qualified XXI                                              625.323         8.03                5,021
   Qualified XXIV                                          20,078.549         8.02              161,030
   Qualified XXV                                            1,361.300         8.04               10,945
   Qualified XXVI                                              15.115         8.02                  121
                                                        -------------                ------------------
                                                        1,603,016.318                $       12,824,988
                                                        =============                ==================
ING VP MAGNACAP
   Contracts in accumulation period:
   Qualified VI                                            52,119.079   $     6.83   $          355,973
   Qualified XII (0.80)                                        94.722         6.85                  649
   Qualified XII (0.85)                                    20,480.876         6.85              140,294
   Qualified XII (0.95)                                     1,975.038         6.84               13,509
   Qualified XII (1.00)                                     3,070.931         6.84               21,005
   Qualified XII (1.10)                                        71.848         6.84                  491
   Qualified XII (1.15)                                         8.705         6.83                   59
   Qualified XII (1.20)                                        50.415         6.83                  344
   Qualified XII (1.25)                                       117.530         6.83                  803
   Qualified XII (1.40)                                        26.068         6.82                  178
   Qualified XXI                                              761.420         6.85                5,216
   Qualified XXIV                                             728.688         6.85                4,992
   Qualified XXV                                               27.860         6.86                  191
                                                        -------------                ------------------
                                                           79,533.180                $          543,704
                                                        =============                ==================

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
ING VP MIDCAP OPPORTUNITIES
   Contracts in accumulation period:
   Qualified VI                                            31,361.723   $     6.92   $          217,023
   Qualified X (1.25)                                      14,659.310         6.92              101,442
   Qualified XII (0.55)                                     7,045.065         6.99               49,245
   Qualified XII (0.60)                                        98.931         6.98                  691
   Qualified XII (0.70)                                        16.135         6.97                  112
   Qualified XII (0.75)                                       427.295         6.97                2,978
   Qualified XII (0.80)                                     2,282.297         6.96               15,885
   Qualified XII (0.85)                                     1,078.930         6.96                7,509
   Qualified XII (0.95)                                     1,684.947         6.95               11,710
   Qualified XII (1.00)                                     3,829.332         6.94               26,576
   Qualified XII (1.05)                                       222.443         6.94                1,544
   Qualified XII (1.10)                                        40.094         6.93                  278
   Qualified XII (1.15)                                        57.973         6.93                  402
   Qualified XII (1.20)                                         0.310         6.92                    2
   Qualified XII (1.25)                                       197.098         6.92                1,364
   Qualified XII (1.40)                                        27.277         6.90                  188
   Qualified XII (1.50)                                        21.273         6.89                  147
   Qualified XVIII                                          1,066.950         6.92                7,383
   Qualified XXI                                                4.519         6.96                   31
   Qualified XXIV                                           1,705.331         6.95               11,852
   Qualified XXV                                               44.099         6.97                  307
                                                          -----------                ------------------
                                                           65,871.332                $          456,669
                                                          ===========                ==================
ING VP SMALLCAP OPPORTUNITIES
   Contracts in accumulation period:
   Qualified VI                                            75,688.784   $     4.98   $          376,930
   Qualified X (1.25)                                      11,825.762         4.98               58,892
   Qualified XII (0.45)                                    11,964.016         5.04               60,299
   Qualified XII (0.55)                                   263,319.230         5.03            1,324,496
   Qualified XII (0.60)                                       138.655         5.03                  697
   Qualified XII (0.65)                                     2,452.312         5.03               12,335
   Qualified XII (0.70)                                        97.127         5.02                  488
   Qualified XII (0.75)                                        62.436         5.02                  313
   Qualified XII (0.80)                                    21,339.620         5.02              107,125
   Qualified XII (0.85)                                    23,454.051         5.01              117,505
   Qualified XII (0.90)                                       176.773         5.01                  886
   Qualified XII (0.95)                                     5,218.234         5.00               26,091
   Qualified XII (1.00)                                     7,497.899         5.00               37,489
   Qualified XII (1.05)                                     2,544.534         5.00               12,723
   Qualified XII (1.10)                                         9.408         4.99                   47
   Qualified XII (1.15)                                        80.622         4.99                  402
   Qualified XII (1.20)                                       840.369         4.99                4,193
   Qualified XII (1.25)                                     1,120.385         4.98                5,580
   Qualified XII (1.40)                                        95.443         4.97                  474

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
   Qualified XII (1.50)                                        18.640   $     4.96   $               92
   Qualified XV                                                48.615         5.00                  243
   Qualified XVI                                               69.517         4.96                  345
   Qualified XVIII                                          5,774.889         4.98               28,759
   Qualified XXI                                               84.959         5.02                  426
   Qualified XXIV                                           8,794.038         5.01               44,058
   Qualified XXV                                            3,418.948         5.02               17,163
   Qualified XXVI                                             269.319         5.01                1,349
                                                       --------------                ------------------
                                                          446,404.585                $        2,239,400
                                                       ==============                ==================
JANUS ASPEN SERIES AGGRESSIVE GROWTH
   Contracts in accumulation period:
   Qualified I                                              2,339.260   $     9.33   $           21,825
   Qualified III                                           71,523.676        15.37            1,099,319
   Qualified V                                              6,642.598        13.19               87,616
   Qualified VI                                        11,370,433.399        13.36          151,908,990
   Qualified VIII                                           9,261.019        13.36              123,727
   Qualified X (1.15)                                      66,715.337        13.00              867,299
   Qualified X (1.25)                                   1,043,855.862        12.90           13,465,741
   Qualified XI                                           896,386.715        13.79           12,361,173
   Qualified XII (0.05)                                   153,733.638        13.74            2,112,300
   Qualified XII (0.15)                                       125.198         8.10                1,014
   Qualified XII (0.25)                                   664,381.665         8.06            5,354,916
   Qualified XII (0.35)                                   375,196.293         8.03            3,012,826
   Qualified XII (0.45)                                   470,916.585         7.99            3,762,624
   Qualified XII (0.55)                                   147,506.699         7.95            1,172,678
   Qualified XII (0.60)                                   808,468.744         7.93            6,411,157
   Qualified XII (0.65)                                   279,954.708         7.92            2,217,241
   Qualified XII (0.70)                                   389,398.695         7.90            3,076,250
   Qualified XII (0.75)                                   614,925.432         7.88            4,845,612
   Qualified XII (0.80)                                 2,715,916.075         8.48           23,030,968
   Qualified XII (0.85)                                 1,029,117.164         9.17            9,437,004
   Qualified XII (0.90)                                    56,606.489         8.30              469,834
   Qualified XII (0.95)                                 1,127,431.539         9.11           10,270,901
   Qualified XII (1.00)                                 3,607,318.167         9.08           32,754,449
   Qualified XII (1.05)                                   284,061.526         9.05            2,570,757
   Qualified XII (1.10)                                   202,409.930         9.02            1,825,738
   Qualified XII (1.15)                                    76,204.997         8.99              685,083
   Qualified XII (1.20)                                   156,101.144         8.96            1,398,666
   Qualified XII (1.25)                                   102,069.465         8.93              911,480
   Qualified XII (1.30)                                    19,222.601         8.90              171,081
   Qualified XII (1.35)                                     3,786.486         8.87               33,586
   Qualified XII (1.40)                                    80,916.339         8.84              715,300
   Qualified XII (1.50)                                    23,240.751         8.78              204,054
   Qualified XV                                           107,839.447        13.61            1,467,695
   Qualified XVI                                          228,222.472        13.17            3,005,690
   Qualified XVII                                          46,614.646        13.36              622,772

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES AGGRESSIVE GROWTH (CONTINUED)
   Qualified XVIII                                         47,353.253   $    12.90   $          610,857
   Qualified XXI                                          172,570.464        13.68            2,360,764
   Qualified XXII                                         190,810.230        13.74            2,621,733
   Qualified XXIV                                         363,785.577         9.11            3,314,087
   Qualified XXV                                          269,125.773        13.52            3,638,580
   Qualified XXVI                                          76,191.439        13.47            1,026,299
   Qualified XXVII                                      3,026,489.098        15.46           46,789,521
   Qualified XXVIII                                       477,218.687        15.39            7,344,396
                                                       --------------                ------------------
                                                       31,862,389.282                $      369,183,603
                                                       ==============                ==================
JANUS ASPEN SERIES BALANCED
   Contracts in accumulation period:
   Qualified III                                              838.506   $    20.93   $           17,550
   Qualified V                                             17,195.437        20.68              355,602
   Qualified VI                                         7,632,923.455        20.92          159,680,759
   Qualified VIII                                           4,204.722        20.91               87,921
   Qualified X (1.15)                                     126,072.518        21.87            2,757,206
   Qualified X (1.25)                                     874,405.028        21.71           18,983,333
   Qualified XI                                           508,752.614        21.59           10,983,969
   Qualified XII (0.05)                                    74,595.193        21.50            1,603,797
   Qualified XII (0.25)                                   330,269.068        12.94            4,273,682
   Qualified XII (0.35)                                   147,457.742        12.88            1,899,256
   Qualified XII (0.45)                                   971,549.330        12.82           12,455,262
   Qualified XII (0.55)                                   413,816.306        12.76            5,280,296
   Qualified XII (0.60)                                   470,154.506        12.73            5,985,067
   Qualified XII (0.65)                                   258,351.073        12.70            3,281,059
   Qualified XII (0.70)                                   160,711.267        12.67            2,036,212
   Qualified XII (0.75)                                   467,094.699        12.65            5,908,748
   Qualified XII (0.80)                                 1,577,444.491        13.63           21,500,568
   Qualified XII (0.85)                                   311,168.868        19.13            5,952,660
   Qualified XII (0.90)                                    26,366.684        13.31              350,941
   Qualified XII (0.95)                                   490,513.361        19.00            9,319,754
   Qualified XII (1.00)                                 2,411,350.930        18.94           45,670,987
   Qualified XII (1.05)                                   191,000.797        18.88            3,606,095
   Qualified XII (1.10)                                    90,426.601        18.81            1,700,924
   Qualified XII (1.15)                                    44,164.570        18.75              828,086
   Qualified XII (1.20)                                    72,159.917        18.69            1,348,669
   Qualified XII (1.25)                                    55,959.247        18.63            1,042,521
   Qualified XII (1.30)                                    11,295.746        18.57              209,762
   Qualified XII (1.35)                                     1,036.147        18.50               19,169
   Qualified XII (1.40)                                    58,867.916        18.44            1,085,524
   Qualified XII (1.50)                                    12,591.488        18.32              230,676
   Qualified XV                                            34,555.500        21.31              736,378
   Qualified XVI                                          170,122.426        20.63            3,509,626
   Qualified XVII                                          19,824.488        20.92              414,728
   Qualified XVIII                                         56,606.087        21.71            1,228,918
   Qualified XXI                                           49,081.031        21.42            1,051,316
   Qualified XXII                                          80,613.374        21.51            1,733,994
   Qualified XXIV                                         157,507.454        19.00            2,992,642
   Qualified XXV                                          165,060.584        21.16            3,492,682
   Qualified XXVI                                          16,895.172        21.09              356,319
   Qualified XXVII                                      1,154,096.188         8.29            9,567,457
                                                       --------------                ------------------
                                                       19,717,100.531                $      353,540,115
                                                       ==============                ==================

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES CAPITAL APPRECIATION
   Contracts in accumulation period:
   Qualified X (1.25)                                       6,807.968   $     8.32   $           56,642
   Qualified XXVII                                        319,129.395         6.15            1,962,646
                                                        -------------                ------------------
                                                          325,937.363                $        2,019,288
                                                        =============                ==================
JANUS ASPEN SERIES FLEXIBLE INCOME
   Contracts in accumulation period:
   Qualified III                                            9,149.346   $    19.00   $          173,838
   Qualified V                                              6,453.674        18.68              120,555
   Qualified VI                                         2,165,377.584        18.93           40,990,598
   Qualified VIII                                             217.192        18.92                4,109
   Qualified X (1.15)                                      21,868.797        12.80              279,921
   Qualified X (1.25)                                     194,829.873        12.74            2,482,133
   Qualified XI                                           123,736.228        19.53            2,416,569
   Qualified XII (0.05)                                    15,962.365        19.46              310,628
   Qualified XII (0.25)                                   143,998.413        13.31            1,916,619
   Qualified XII (0.35)                                    86,220.552        13.24            1,141,560
   Qualified XII (0.45)                                   253,502.042        13.18            3,341,157
   Qualified XII (0.55)                                    90,517.778        13.12            1,187,593
   Qualified XII (0.60)                                   111,346.291        13.09            1,457,523
   Qualified XII (0.65)                                   156,018.394        13.06            2,037,600
   Qualified XII (0.70)                                   149,895.811        13.03            1,953,142
   Qualified XII (0.75)                                   103,869.979        13.00            1,350,310
   Qualified XII (0.80)                                   450,180.715        13.24            5,960,393
   Qualified XII (0.85)                                   180,491.734        16.24            2,931,186
   Qualified XII (0.90)                                     7,867.698        13.19              103,775
   Qualified XII (0.95)                                   168,750.381        16.14            2,723,631
   Qualified XII (1.00)                                   801,606.489        16.08           12,889,832
   Qualified XII (1.05)                                    54,354.275        16.03              871,299
   Qualified XII (1.10)                                    57,349.369        15.98              916,443
   Qualified XII (1.15)                                    11,558.666        15.92              184,014
   Qualified XII (1.20)                                    26,636.662        15.87              422,724
   Qualified XII (1.25)                                    20,937.503        15.82              331,231
   Qualified XII (1.30)                                     3,824.063        15.76               60,267
   Qualified XII (1.35)                                     1,440.368        15.71               22,628
   Qualified XII (1.40)                                    19,587.089        15.66              306,734
   Qualified XII (1.50)                                     3,757.981        15.56               58,474
   Qualified XV                                            12,829.410        19.28              247,351
   Qualified XVI                                           49,317.055        18.66              920,256
   Qualified XVII                                           3,792.671        18.93               71,795
   Qualified XVIII                                         12,929.174        12.74              164,718
   Qualified XXI                                           14,366.770        19.38              278,428
   Qualified XXII                                          20,944.517        19.46              407,580
   Qualified XXIV                                          35,933.858        16.13              579,613
   Qualified XXV                                           26,445.105        19.14              506,159
   Qualified XXVI                                           7,774.144        19.08              148,331
                                                        -------------                ------------------
                                                        5,625,640.016                $       92,270,717
                                                        =============                ==================
JANUS ASPEN SERIES GROWTH
Currently payable annuity contracts:                                                 $          410,230

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GROWTH (CONTINUED)
   Contracts in accumulation period:
   Qualified I                                                 48.382   $    11.52   $              557
   Qualified III                                            1,869.589        14.58               27,259
   Qualified V                                              2,250.860        13.22               29,756
   Qualified VI                                         5,515,020.175        13.37           73,735,820
   Qualified VIII                                           2,908.817        13.37               38,891
   Qualified X (1.15)                                      33,463.163        14.41              482,204
   Qualified X (1.25)                                     650,992.396        14.30            9,309,191
   Qualified XI                                           440,329.063        13.79            6,072,138
   Qualified XII (0.05)                                    35,605.358        13.74              489,218
   Qualified XII (0.25)                                   285,536.055         7.88            2,250,024
   Qualified XII (0.35)                                   115,836.018         7.85              909,313
   Qualified XII (0.45)                                   644,487.528         7.81            5,033,448
   Qualified XII (0.55)                                    83,390.328         7.78              648,777
   Qualified XII (0.60)                                   380,179.264         7.76            2,950,191
   Qualified XII (0.65)                                    48,859.208         7.74              378,170
   Qualified XII (0.70)                                   351,427.612         7.72            2,713,021
   Qualified XII (0.75)                                   292,867.876         7.70            2,255,083
   Qualified XII (0.80)                                 1,440,389.982         8.46           12,185,699
   Qualified XII (0.85)                                   525,669.060        11.73            6,166,098
   Qualified XII (0.90)                                    42,256.356         8.18              345,657
   Qualified XII (0.95)                                   434,426.964        11.66            5,065,418
   Qualified XII (1.00)                                 1,201,854.945        11.62           13,965,554
   Qualified XII (1.05)                                   131,641.772        11.58            1,524,412
   Qualified XII (1.10)                                    85,733.999        11.54              989,370
   Qualified XII (1.15)                                    30,013.258        11.50              345,152
   Qualified XII (1.20)                                    66,646.157        11.47              764,431
   Qualified XII (1.25)                                    53,355.023        11.43              609,848
   Qualified XII (1.30)                                    11,318.208        11.39              128,914
   Qualified XII (1.35)                                     1,244.121        11.35               14,121
   Qualified XII (1.40)                                    29,467.769        11.31              333,280
   Qualified XII (1.50)                                    10,146.636        11.24              114,048
   Qualified XV                                            32,577.815        13.61              443,384
   Qualified XVI                                          108,557.743        13.18            1,430,791
   Qualified XVII                                          26,043.033        13.37              348,195
   Qualified XVIII                                         32,656.856        14.30              466,993
   Qualified XXI                                           67,164.395        13.69              919,481
   Qualified XXII                                         103,313.486        13.74            1,419,527
   Qualified XXIV                                         113,816.731        11.66            1,327,103
   Qualified XXV                                          125,557.888        13.52            1,697,543
   Qualified XXVI                                          21,567.346        13.47              290,512
   Qualified XXVII                                      2,332,244.731        14.67           34,214,030
   Qualified XXVIII                                       432,810.607        14.61            6,323,363
                                                       --------------                ------------------
                                                       16,345,546.573                $      199,166,215
                                                       ==============                ==================
JANUS ASPEN SERIES WORLDWIDE GROWTH
   Currently payable annuity contracts:                                              $          552,117
   Contracts in accumulation period:
   Qualified I                                              2,111.338   $    13.64               28,799
   Qualified III                                            2,879.974        18.14               52,243
   Qualified V                                              4,358.551        16.16               70,434
   Qualified VI                                        12,701,305.634        16.23          206,142,190

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE GROWTH (CONTINUED)
   Qualified VIII                                          10,245.444   $    16.17   $          165,669
   Qualified X (1.15)                                      82,737.838        18.36            1,519,067
   Qualified X (1.25)                                   1,166,146.180        18.22           21,247,183
   Qualified XI                                           978,490.028        16.74           16,379,923
   Qualified XII (0.05)                                   137,577.345        16.68            2,294,790
   Qualified XII (0.15)                                       123.791         8.17                1,011
   Qualified XII (0.25)                                 1,056,499.302         8.13            8,589,339
   Qualified XII (0.35)                                   170,616.301         8.09            1,380,286
   Qualified XII (0.45)                                 1,226,407.058         8.06            9,884,841
   Qualified XII (0.55)                                   202,077.358         8.02            1,620,660
   Qualified XII (0.60)                                   899,866.662         8.00            7,198,933
   Qualified XII (0.65)                                   275,741.326         7.98            2,200,416
   Qualified XII (0.70)                                   525,468.689         7.96            4,182,731
   Qualified XII (0.75)                                   867,214.271         7.94            6,885,681
   Qualified XII (0.80)                                 3,841,110.325         9.32           35,799,148
   Qualified XII (0.85)                                   907,955.372        13.64           12,384,511
   Qualified XII (0.90)                                    70,620.816         9.08              641,237
   Qualified XII (0.95)                                   955,822.541        13.55           12,951,395
   Qualified XII (1.00)                                 3,404,028.335        13.51           45,988,423
   Qualified XII (1.05)                                   357,052.236        13.46            4,805,923
   Qualified XII (1.10)                                   164,664.611        13.42            2,209,799
   Qualified XII (1.15)                                    92,021.204        13.37            1,230,323
   Qualified XII (1.20)                                   104,749.443        13.33            1,396,310
   Qualified XII (1.25)                                    66,041.303        13.29              877,689
   Qualified XII (1.30)                                     7,371.876        13.24               97,604
   Qualified XII (1.35)                                     3,090.359        13.20               40,793
   Qualified XII (1.40)                                    62,240.122        13.15              818,458
   Qualified XII (1.50)                                    18,919.040        13.07              247,272
   Qualified XV                                            96,233.387        16.52            1,589,776
   Qualified XVI                                          225,377.941        16.00            3,606,047
   Qualified XVII                                          61,469.254        16.23              997,646
   Qualified XVIII                                         59,621.227        18.22            1,086,299
   Qualified XXI                                          116,081.546        16.61            1,928,114
   Qualified XXII                                         205,520.400        16.68            3,428,080
   Qualified XXIV                                         262,434.019        13.55            3,555,981
   Qualified XXV                                          166,772.419        16.41            2,736,735
   Qualified XXVI                                          52,901.632        16.35              864,942
   Qualified XXVII                                      3,828,034.246        18.24           69,823,345
   Qualified XXVIII                                       767,221.763        18.17           13,940,419
                                                       --------------                ------------------
                                                       36,207,222.507                $      513,442,582
                                                       ==============                ==================
JANUS TWENTY
   Contracts in accumulation period:
   Qualified XII (0.95)                                    62,241.979   $     3.88   $          241,499
   Qualified XII (1.10)                                    36,548.308         3.86              141,076
                                                       --------------                ------------------
                                                           98,790.287                $          382,575
                                                       ==============                ==================
LORD ABBETT GROWTH AND INCOME
   Contracts in accumulation period:
   Qualified VI                                           662,587.201   $     7.85   $        5,201,310
   Qualified VIII                                           1,786.368         7.85               14,023
   Qualified X (1.15)                                      28,770.786         7.87              226,426

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME (CONTINUED)
   Qualified X (1.25)                                      50,629.992   $     7.85   $          397,445
   Qualified XII (0.55)                                   113,866.356         7.93              902,960
   Qualified XII (0.60)                                    13,372.359         7.93              106,043
   Qualified XII (0.65)                                    10,077.834         7.92               79,816
   Qualified XII (0.70)                                    15,347.191         7.92              121,550
   Qualified XII (0.75)                                   151,026.043         7.91            1,194,616
   Qualified XII (0.80)                                   161,714.365         7.91            1,279,161
   Qualified XII (0.85)                                    64,173.158         7.90              506,968
   Qualified XII (0.90)                                     4,597.771         7.89               36,276
   Qualified XII (0.95)                                    61,901.339         7.89              488,402
   Qualified XII (1.00)                                   155,002.074         7.88            1,221,416
   Qualified XII (1.05)                                     4,840.570         7.88               38,144
   Qualified XII (1.10)                                     2,669.227         7.87               21,007
   Qualified XII (1.15)                                       662.770         7.87                5,216
   Qualified XII (1.20)                                     2,572.412         7.86               20,219
   Qualified XII (1.25)                                     4,068.800         7.85               31,940
   Qualified XII (1.40)                                     2,196.677         7.84               17,222
   Qualified XII (1.50)                                     1,172.771         7.83                9,183
   Qualified XV                                               663.346         7.89                5,234
   Qualified XVI                                            6,513.420         7.83               51,000
   Qualified XVII                                             963.876         7.85                7,566
   Qualified XVIII                                         10,327.671         7.85               81,072
   Qualified XXI                                            6,947.731         7.91               54,957
   Qualified XXIV                                           1,250.309         7.90                9,877
   Qualified XXV                                            3,329.259         7.91               26,334
   Qualified XXVI                                           2,135.345         7.89               16,848
                                                        -------------                ------------------
                                                        1,545,167.021                $       12,172,231
                                                        =============                ==================
LORD ABBETT MID-CAP VALUE - CLASS A
   Contracts in accumulation period:
   Qualified XII (0.00)                                     2,254.583   $     9.50   $           21,419
                                                        -------------                ------------------
                                                            2,254.583                $           21,419
                                                        =============                ==================
LORD ABBETT MID-CAP VALUE
   Contracts in accumulation period:
   Qualified VI                                           466,936.593   $     8.32   $        3,884,912
   Qualified X (1.15)                                      63,698.668         8.33              530,610
   Qualified X (1.25)                                      56,098.669         8.32              466,741
   Qualified XII (0.55)                                    85,686.668         8.41              720,625
   Qualified XII (0.60)                                     5,262.882         8.40               44,208
   Qualified XII (0.70)                                     3,205.514         8.39               26,894
   Qualified XII (0.75)                                    33,156.123         8.38              277,848
   Qualified XII (0.80)                                   197,933.820         8.38            1,658,685
   Qualified XII (0.85)                                    36,916.122         8.37              308,988
   Qualified XII (0.90)                                     3,358.770         8.36               28,079
   Qualified XII (0.95)                                    41,714.749         8.36              348,735
   Qualified XII (1.00)                                   186,526.697         8.35            1,557,498
   Qualified XII (1.05)                                       820.752         8.35                6,853
   Qualified XII (1.10)                                     4,007.171         8.34               33,420
   Qualified XII (1.15)                                       937.927         8.33                7,813
   Qualified XII (1.20)                                     1,427.464         8.33               11,891

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE (CONTINUED)
   Qualified XII (1.25)                                     4,185.464   $     8.32   $           34,823
   Qualified XII (1.40)                                     1,689.031         8.30               14,019
   Qualified XII (1.50)                                        14.164         8.29                  117
   Qualified XV                                               152.032         8.36                1,271
   Qualified XVI                                            4,668.816         8.29               38,704
   Qualified XVIII                                          2,018.104         8.32               16,791
   Qualified XXI                                            1,454.913         8.38               12,192
   Qualified XXIV                                           8,926.020         8.37               74,711
   Qualified XXV                                            1,645.700         8.38               13,791
   Qualified XXVI                                             490.830         8.36                4,103
                                                        -------------                ------------------
                                                        1,212,933.663                $       10,124,322
                                                        =============                ==================
MFS(R) TOTAL RETURN
   Contracts in accumulation period:
   Qualified XXVII                                      1,234,810.579   $    11.45   $       14,138,581
   Qualified XXVIII                                     2,208,540.755        11.41           25,199,450
                                                        -------------                ------------------
                                                        3,443,351.334                $       39,338,031
                                                        =============                ==================
OPPENHEIMER AGGRESSIVE GROWTH
   Currently payable annuity contracts:                             -                $            2,970
                                                        -------------                ------------------
                                                                    -                $            2,970
                                                        =============                ==================
OPPENHEIMER DEVELOPING MARKETS
   Contracts in accumulation period:
   Qualified XXVII                                        145,247.326   $     8.91   $        1,294,154
                                                        -------------                ------------------
                                                          145,247.326                $        1,294,154
                                                        =============                ==================
OPPENHEIMER GLOBAL SECURITIES
   Contracts in accumulation period:
   Qualified III                                               87.157   $    11.18   $              974
   Qualified V                                             19,372.093        10.79              209,025
   Qualified VI                                         3,165,764.282        10.87           34,411,858
   Qualified VIII                                           1,597.615        10.87               17,366
   Qualified X (1.15)                                      20,158.255        10.92              220,128
   Qualified X (1.25)                                     283,435.154        10.87            3,080,940
   Qualified XI                                           259,399.400        11.14            2,889,709
   Qualified XII (0.05)                                    83,577.820        11.13              930,221
   Qualified XII (0.25)                                   118,156.085        11.36            1,342,253
   Qualified XII (0.35)                                    51,275.120        11.31              579,922
   Qualified XII (0.45)                                    32,304.611        11.25              363,427
   Qualified XII (0.55)                                   146,975.260        11.20            1,646,123
   Qualified XII (0.60)                                   201,231.107        11.18            2,249,764
   Qualified XII (0.65)                                    15,311.447        11.15              170,723
   Qualified XII (0.70)                                    60,038.178        11.13              668,225
   Qualified XII (0.75)                                   337,114.119        11.10            3,741,967
   Qualified XII (0.80)                                 1,316,755.644        11.10           14,615,988
   Qualified XII (0.85)                                   245,692.471        11.08            2,722,273
   Qualified XII (0.90)                                     9,471.936        11.05              104,665
   Qualified XII (0.95)                                   239,229.228        11.02            2,636,306

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES (CONTINUED)
   Qualified XII (1.00)                                 1,484,485.546   $    11.00   $       16,329,341
   Qualified XII (1.05)                                    38,962.017        10.97              427,413
   Qualified XII (1.10)                                    42,008.942        10.95              459,998
   Qualified XII (1.15)                                    17,052.030        10.92              186,208
   Qualified XII (1.20)                                    29,112.282        10.90              317,324
   Qualified XII (1.25)                                    35,587.005        10.87              386,831
   Qualified XII (1.30)                                     4,248.623        10.85               46,098
   Qualified XII (1.35)                                       902.434        10.82                9,764
   Qualified XII (1.40)                                    24,846.681        10.79              268,096
   Qualified XII (1.50)                                     2,334.035        10.74               25,068
   Qualified XV                                            14,300.177        11.02              157,588
   Qualified XVI                                           63,955.080        10.74              686,878
   Qualified XVII                                           9,481.532        10.87              103,064
   Qualified XVIII                                         10,501.097        10.87              114,147
   Qualified XXI                                           37,757.213        11.08              418,350
   Qualified XXII                                          30,183.421        11.11              335,338
   Qualified XXIV                                         105,831.971        11.04            1,168,385
   Qualified XXV                                           32,198.369        10.99              353,860
   Qualified XXVI                                           9,506.785        10.96              104,194
   Qualified XXVII                                      1,235,936.743        11.24           13,891,929
   Qualified XXVIII                                       804,290.681        11.20            9,008,056
                                                       --------------                ------------------
                                                       10,640,429.646                $      117,399,787
                                                       ==============                ==================
OPPENHEIMER MAIN STREET GROWTH & INCOME
   Currently payable annuity contracts                              -                $           28,115
                                                       --------------                ------------------
                                                                    -                $           28,115
                                                       ==============                ==================
OPPENHEIMER STRATEGIC BOND
   Currently payable annuity contracts:                                              $           11,612
   Contracts in accumulation period:
   Qualified V                                                101.329   $    11.11                1,126
   Qualified VI                                           405,891.960        11.19            4,541,931
   Qualified VIII                                           1,530.658        11.19               17,128
   Qualified X (1.25)                                      77,912.906        11.19              871,845
   Qualified XI                                            23,306.824        11.47              267,329
   Qualified XII (0.05)                                     2,716.777        11.45               31,107
   Qualified XII (0.25)                                    24,924.418        11.73              292,363
   Qualified XII (0.35)                                    11,139.049        11.68              130,104
   Qualified XII (0.45)                                    42,079.212        11.62              488,960
   Qualified XII (0.55)                                    14,818.236        11.57              171,447
   Qualified XII (0.60)                                    15,793.267        11.54              182,254
   Qualified XII (0.65)                                     5,753.837        11.51               66,227
   Qualified XII (0.70)                                     9,371.682        11.49              107,681
   Qualified XII (0.75)                                    27,831.132        11.46              318,945
   Qualified XII (0.80)                                    52,785.954        11.43              603,343
   Qualified XII (0.85)                                    27,082.194        11.40              308,737
   Qualified XII (0.90)                                     1,855.944        11.37               21,102
   Qualified XII (0.95)                                    39,345.637        11.35              446,573
   Qualified XII (1.00)                                    94,058.034        11.32            1,064,737
   Qualified XII (1.05)                                     9,372.335        11.30              105,907

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND (CONTINUED)
   Qualified XII (1.10)                                     7,504.218   $    11.27   $           84,573
   Qualified XII (1.15)                                     3,319.953        11.24               37,316
   Qualified XII (1.20)                                     2,801.248        11.22               31,430
   Qualified XII (1.25)                                     5,514.339        11.19               61,705
   Qualified XII (1.30)                                     2,280.895        11.16               25,455
   Qualified XII (1.35)                                       101.357        11.14                1,129
   Qualified XII (1.40)                                     4,167.048        11.11               46,296
   Qualified XII (1.50)                                       297.766        11.06                3,293
   Qualified XV                                             4,322.581        11.35               49,061
   Qualified XVI                                            3,630.121        11.06               40,149
   Qualified XVII                                             272.005        11.19                3,044
   Qualified XVIII                                         13,829.680        11.19              154,754
   Qualified XXI                                            1,372.483        11.41               15,660
   Qualified XXII                                          13,505.867        11.44              154,507
   Qualified XXIV                                           7,627.749        11.36               86,651
   Qualified XXV                                            9,248.054        11.32              104,688
   Qualified XXVI                                             896.464        11.28               10,112
   Qualified XXVII                                        214,928.444        11.30            2,428,691
   Qualified XXVIII                                       290,926.783        11.25            3,272,926
                                                        -------------                ------------------
                                                        1,474,218.440                $       16,661,898
                                                        =============                ==================
PAX WORLD BALANCED
   Contracts in accumulation period:
   Qualified VI                                               208.181   $     8.14   $            1,695
   Qualified XII (0.85)                                     7,092.389         8.22               58,299
   Qualified XXVII                                        188,162.837         8.21            1,544,817
                                                        -------------                ------------------
                                                          195,463.407                $        1,604,811
                                                        =============                ==================
PIONEER EQUITY INCOME VCT
   Contracts in accumulation period:
   Qualified VI                                           167,518.285   $     7.99   $        1,338,471
   Qualified VIII                                           2,411.809         7.99               19,270
   Qualified X (1.15)                                      28,883.126         8.00              231,065
   Qualified X (1.25)                                      22,002.476         7.99              175,800
   Qualified XII (0.55)                                    41,355.023         8.07              333,735
   Qualified XII (0.70)                                       569.869         8.05                4,587
   Qualified XII (0.75)                                       240.218         8.05                1,934
   Qualified XII (0.80)                                    90,750.330         8.04              729,633
   Qualified XII (0.85)                                    46,117.420         8.04              370,784
   Qualified XII (0.90)                                     3,892.955         8.03               31,260
   Qualified XII (0.95)                                    14,375.778         8.02              115,294
   Qualified XII (1.00)                                    36,243.514         8.02              290,673
   Qualified XII (1.05)                                     3,829.609         8.01               30,675
   Qualified XII (1.10)                                     6,328.641         8.01               50,692
   Qualified XII (1.15)                                       254.095         8.00                2,033
   Qualified XII (1.20)                                       387.170         7.99                3,093
   Qualified XII (1.25)                                     1,074.634         7.99                8,586
   Qualified XII (1.30)                                        64.965         7.98                  518
   Qualified XII (1.40)                                       569.123         7.97                4,536
   Qualified XII (1.50)                                        14.622         7.96                  116

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT (CONTINUED)
   Qualified XVI                                              377.671   $     7.96   $            3,006
   Qualified XVII                                             952.388         7.99                7,610
   Qualified XXI                                              487.273         8.04                3,918
   Qualified XXIV                                             355.848         8.03                2,857
   Qualified XXV                                            2,590.905         8.05               20,857
   Qualified XXVI                                             182.200         8.03                1,463
                                                          -----------                ------------------
                                                          471,829.947                $        3,782,466
                                                          ===========                ==================
PIONEER FUND VCT
   Contracts in accumulation period:
   Qualified VI                                            19,127.649   $     7.53   $          144,031
   Qualified VIII                                              71.203         7.53                  536
   Qualified X (1.25)                                       8,956.135         7.53               67,440
   Qualified XII (0.55)                                       835.815         7.61                6,361
   Qualified XII (0.65)                                        95.643         7.60                  727
   Qualified XII (0.80)                                     4,915.954         7.58               37,263
   Qualified XII (0.85)                                    11,262.419         7.58               85,369
   Qualified XII (0.95)                                     6,739.220         7.57               51,016
   Qualified XII (1.00)                                     3,683.047         7.56               27,844
   Qualified XII (1.10)                                       344.372         7.55                2,600
   Qualified XII (1.15)                                       389.210         7.54                2,935
   Qualified XII (1.20)                                       223.529         7.54                1,685
   Qualified XII (1.25)                                       238.797         7.53                1,798
   Qualified XII (1.40)                                        17.824         7.52                  134
   Qualified XVI                                               19.969         7.51                  150
   Qualified XXI                                              244.511         7.58                1,853
   Qualified XXIV                                              21.029         7.57                  159
                                                          -----------                ------------------
                                                           57,186.326                           431,901
                                                          ===========                ==================
PIONEER MID CAP VALUE VCT
   Contracts in accumulation period:
   Qualified VI                                            94,164.853   $     8.73   $          822,059
   Qualified X (1.15)                                      26,331.178         8.75              230,398
   Qualified X (1.25)                                      15,155.485         8.73              132,307
   Qualified XII (0.55)                                     5,114.611         8.82               45,111
   Qualified XII (0.65)                                       667.481         8.81                5,881
   Qualified XII (0.70)                                     1,894.385         8.80               16,671
   Qualified XII (0.75)                                       332.926         8.80                2,930
   Qualified XII (0.80)                                    31,016.642         8.79              272,636
   Qualified XII (0.85)                                    24,468.774         8.79              215,081
   Qualified XII (0.90)                                        38.419         8.78                  337
   Qualified XII (0.95)                                    16,242.943         8.77              142,451
   Qualified XII (1.00)                                    19,361.156         8.77              169,797
   Qualified XII (1.05)                                       289.654         8.76                2,537
   Qualified XII (1.10)                                       654.584         8.75                5,728
   Qualified XII (1.15)                                     1,148.291         8.75               10,048
   Qualified XII (1.20)                                       873.808         8.74                7,637
   Qualified XII (1.25)                                       315.653         8.73                2,756
   Qualified XII (1.40)                                       108.812         8.72                  949
   Qualified XII (1.50)                                     1,206.715         8.70               10,498
   Qualified XV                                               218.074         8.77                1,913

       DIVISION/CONTRACT                                  UNITS         UNIT VALUE     EXTENDED VALUE
-------------------------------------------------------------------------------------------------------
PIONEER MID CAP VALUE VCT (CONTINUED)
   Qualified XVI                                            1,528.621   $     8.70   $           13,299
   Qualified XVIII                                            653.745         8.73                5,707
   Qualified XXI                                              634.455         8.79                5,577
   Qualified XXIV                                           1,048.299         8.78                9,204
   Qualified XXV                                               86.375         8.80                  760
   Qualified XXVI                                           1,260.194         8.78               11,065
                                                          -----------                ------------------
                                                          244,816.133                $        2,143,337
                                                          ===========                ==================

QUALIFIED I      Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code");
                 tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section
                 408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed
                 Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

QUALIFIED III    Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May
                 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

QUALIFIED V      Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue
                 Code.

QUALIFIED VI     Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

QUALIFIED VII    Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

QUALIFIED VIII   Group AetnaPlus Contracts issued in connection with
                 Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

QUALIFIED IX     Certain large group Contracts (Jumbo) that were converted to
                 ACES, an administrative system (previously valued under Qualified VI).

QUALIFIED X      Individual retirement annuity and Simplified Employee Pension
                 ("SEP") plans issued or converted to ACES, an administrative system.

QUALIFIED XI     Certain large group Contracts issued in connection with
                 deferred compensation plans adopted by state and local governments since January 1996.

QUALIFIED XII    Group Retirement Plus and Voluntary TDA Contracts issued since
                 1996 in connection with plans established pursuant to Section
                 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October
                 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

QUALIFIED XIII   Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).

QUALIFIED XIV    Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).

QUALIFIED XV     Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December
                 16, 1996 (previously valued under Qualified VI), and new
                 Contracts issued after that date in connection with certain deferred compensation plans.

QUALIFIED XVI    Group AetnaPlus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

QUALIFIED XVII   Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XVIII  Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XIX    Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XX     Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

QUALIFIED XXI    Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May
                 20, 1999.

QUALIFIED XXII   Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May
                 20, 1999.

QUALIFIED XXIV   Group Contract issued in connection with optional retirement plans having Contract modifications effective July 2000 to lower mortality and expense fee.

QUALIFIED XXV    Group Contract issued in connection with Aetna Government
                 Custom Choice plans having Contract modifications effective
                 October 2000 to lower mortality and expense fee.

QUALIFIED XXVI   Group Contract issued in connection with Aetna Government
                 Custom Choice plans having Contract modifications effective
                 October 2000 to lower mortality and expense fee.

QUALIFIED XXVII  Group Contract issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

QUALIFIED XXVIII Group Contract issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

QUALIFIED XXIX   Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May
                 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

QUALIFIED XXX    Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May
                 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

8. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation
     2002                              2,288      $4.26 to $7.11    $ 15,302        0.00%     0.00% to 1.50%   -25.48% to -24.62%
     2001                              2,119      $5.69 to $9.39      19,027        7.37%     0.00% to 1.75%   -24.43% to -23.55%
     2000                              1,839     $7.50 to $12.29      21,974            *                  *                    *

AIM V.I. Core Equity
     2002                              5,575      $5.00 to $6.54      34,728        0.33%     0.00% to 1.50%   -16.84% to -15.71%
     2001                              5,919      $5.99 to $7.76      44,279        0.05%     0.00% to 1.75%   -23.99% to -23.10%
     2000                              5,023     $7.84 to $10.04      48,981            *                  *                    *

AIM V.I. Growth
     2002                              2,722      $3.20 to $4.38      11,403        0.00%     0.25% to 1.50%   -32.00% to -31.21%
     2001                              2,533      $4.69 to $6.34      15,568        0.21%     0.00% to 1.75%   -34.87% to -34.11%
     2000                              2,061      $7.16 to $9.62      19,441            *                  *                    *

AIM V.I. Premier Equity
     2002                              2,777      $4.97 to $5.99      15,977        0.34%     0.25% to 1.50%   -31.30% to -30.50%
     2001                              2,682      $7.19 to $8.58      22,335        2.33%     0.00% to 1.75%   -13.87% to -12.88%
     2000                              1,903      $8.32 to $9.94      18,487            *                  *                    *

American Century(R) Income & Growth
     2002                                159     $7.02 to $21.67       1,152        1.30%     1.00% to 1.10%   -20.84% to -20.40%
     2001                                 62     $8.82 to $27.26         629            **    0.00% to 1.75%                    **
     2000                                   **                 **           **          **                 **                   **

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
Calvert Social Balanced
     2002                              3,111     $8.88 to $23.11    $ 49,766        2.70%     0.00% to 1.50%  -13.46% to -12.46%
     2001                              3,120    $10.23 to $26.58      58,340        5.40%     0.00% to 1.75%    -8.34% to -7.27%
     2000                              3,005    $11.13 to $28.86      63,262            *                  *                   *

Chapman DEM(R) Equity
     2002                                 11     $4.22 to $4.68           51           -      0.65% to 1.00%    -31.99% to 4.17%
     2001                                 13         $6.88                92            **    0.00% to 1.75%                   **
     2000                                   **                  **          **          **                 **                  **

Evergreen Special Values
     2002                                819    $11.44 to $11.56       9,367            -     0.95% to 1.00%    -7.97% to -7.92%
     2001                                316    $12.43 to $12.56       3,926            **    0.00% to 1.75%                   **
     2000                                   **                  **          **          **                 **                  **

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUNDS:
Fidelity(R) VIP Equity-Income
     2002                             16,267     $8.79 to $19.07     226,895        1.66%     0.00% to 1.50%  -18.19% to -17.24%
     2001                             13,666    $10.66 to $23.23     237,314        5.91%     0.00% to 1.75%    -6.38% to -5.29%
     2000                             10,367    $11.30 to $24.73     195,903            *                  *                   *

Fidelity(R) VIP Growth
     2002                             23,257     $8.30 to $18.00     277,744        0.25%     0.00% to 1.50%  -31.15% to -30.35%
     2001                             22,173    $11.97 to $26.05     388,351        7.04%     0.00% to 1.75%  -18.89% to -17.94%
     2000                             20,583    $14.65 to $32.00     448,872            *                  *                   *

Fidelity(R) VIP High Income
     2002                                529     $6.58 to $6.61        3,569        8.54%     1.00% to 1.50%      2.31% to 2.41%
     2001                                411     $6.43 to $6.45        2,694       12.33%     0.75% to 1.50%  -12.83% to -12.67%
     2000                                332     $7.38 to $7.39        2,450            *                  *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUNDS (CONTINUED):
Fidelity(R) VIP Overseas
     2002                              1,719    $5.21 to $9.79      $ 14,076        0.74%     0.00% to 1.50%  -21.47% to -20.56%
     2001                              1,306    $6.61 to $12.42       14,766       13.21%     0.00% to 1.75%  -22.35% to -21.44%
     2000                              1,232    $8.47 to $15.94       18,192            *                  *                   *

FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS FUNDS II:
Fidelity(R) VIP II ASSET MANAGER(SM)
     2002                              1,221   $14.88 to $14.94       18,235        3.97%     1.00% to 1.10%   -9.73% to -9.64%
     2001                              1,306   $16.48 to $16.54       21,589        5.70%     1.05% to 1.25%   -5.29% to -5.10%
     2000                              1,362   $17.41 to $17.43       23,730            *                  *                   *

Fidelity(R) VIP II Contrafund(R)
     2002                             23,810   $10.26 to $19.58      382,356        0.79%     0.00% to 1.50%  -10.70% to -9.48%
     2001                             20,685   $11.40 to $21.82      375,287        3.44%     0.00% to 1.75%  -13.56% to -12.55%
     2000                             19,961   $11.84 to $25.13      420,902            *                  *                   *

Fidelity(R) VIP II Index 500
     2002                              4,302   $16.83 to $16.90       72,668        1.32%     1.00% to 1.10%  -23.10% to -23.32%
     2001                              4,378   $21.89 to $21.96       96,097        1.12%     1.05% to 1.25%  -13.20% to -13.03%
     2000                              4,146   $25.21 to $25.25      104,650            *                  *                   *

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS:
Franklin Small Cap Value Securities
     2002                                860    $9.19 to $9.32         7,951        0.55%     0.55% to 1.50%  -10.62% to -10.12%
     2001                                 13   $10.28 to $10.30          130            **    0.00% to 1.75%                   **
     2000                                   **                 **           **          **                 **                  **

ING GET FUND:
ING GET Fund - Series D
     2002                             22,908   $10.04 to $10.59      234,066        4.30%     0.25% to 1.75%   -1.09% to 0.06%
     2001                             28,027   $10.15 to $10.54      288,294        1.46%     0.25% to 1.75%    0.22% to 1.38%
     2000                             32,394   $10.13 to $10.38      331,079            *                  *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING GET FUND (CONTINUED):
ING GET Fund - Series E
     2002                             10,072   $10.23 to $10.62    $ 104,443        4.02%     0.25% to 1.75%    2.28% to 3.36%
     2001                             11,703   $10.01 to $10.28      118,197        0.79%     0.25% to 1.75%   -0.96% to 0.10%
     2000                             12,965   $10.10 to $10.27      131,675            *                  *                  *

ING GET Fund - Series G
     2002                              2,896   $10.16 to $10.48       29,756        3.84%     0.25% to 1.75%    3.15% to 4.13%
     2001                              3,400    $9.85 to $10.11       33,746        0.39%     0.25% to 1.75%   -0.35% to 0.08%
     2000                              3,829    $9.88 to $10.03       38,004            *                  *                  *

ING GET Fund - Series H
     2002                              2,251   $10.23 to $10.62       23,282        3.60%     0.25% to 1.75%    2.95% to 3.93%
     2001                              2,578    $9.93 to $10.17       25,808        0.47%     0.25% to 1.75%   -1.09% to 0.08%
     2000                              2,894    $9.87 to $10.16       29,176            *                  *                  *

ING GET Fund - Series I
     2002                                117        $10.15             1,190        3.54%         1.75%              3.52%
     2001                                128        $9.80              1,252        0.24%         1.75%             -0.60%
     2000                                138        $9.86              1,364            *                  *                  *

ING GET Fund - Series J
     2002                                 39        $10.10               394        3.47%         1.75%              4.23%
     2001                                 39        $9.69                381        0.16%         1.75%             -0.46%
     2000                                 47        $9.73                457            *                  *                  *

ING GET Fund - Series K
     2002                                200   $10.17 to $10.27        2,048        2.74%     1.25% to 1.75%    3.90% to 4.41%
     2001                                231    $9.79 to $9.84         2,275        0.00%     1.30% to 1.75%   -2.52% to -2.09%
     2000                                285   $10.04 to $10.05        2,863            *                  *                  *

ING GET Fund - Series L
     2002                                117        $10.12             1,187        0.05%          1.25%             1.41%
     2001                                131        $9.98              1,305        4.60%          1.30%            -0.36%
     2000                                  2        $10.02                16            *                  *                  *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING GET FUND (CONTINUED):
ING GET Fund - Series Q
     2002                                498        $10.11          $  5,031        2.28%         1.25%                        ***
     2001                                364        $10.00             3,642            **        1.05%                        **
     2000                                   **                 **           **          **                 **                  **

ING GET Fund - Series S
     2002                              4,624   $10.04 to $10.11       46,558            ***   0.25% to 1.75%                   ***
     2001                                   ***                ***          ***         ***                ***                 ***
     2000                                   ***                ***          ***         ***                ***                 ***

ING VP BALANCED
     2002                             32,476   $10.03 to $26.92      597,925        1.06%     0.00% to 1.50%  -11.64% to -10.62%
     2001                             36,765   $11.27 to $30.30      768,043        5.73%     0.00% to 1.75%   -5.66% to -4.54%
     2000                             38,718   $11.85 to $31.93      875,436            *                  *                   *

ING VP BOND
     2002                             24,208   $13.07 to $68.41      458,178        3.22%     0.00% to 1.50%    6.72% to 7.96%
     2001                             23,313   $12.15 to $63.81      409,596        6.40%     0.00% to 1.75%    7.12% to 8.37%
     2000                             17,978   $11.26 to $59.29      301,919            *                  *                   *

ING VP EMERGING MARKETS
     2002                                871    $5.75 to $5.77         5,020           -          1.00%       -10.24% to -10.23%
     2001                                859    $6.41 to $6.43         5,519       20.84%     1.00% to 1.25%  -11.54% to -11.37%
     2000                                878    $7.24 to $7.25         6,367            *                  *                   *

ING VP MONEY MARKET
     2002                             23,887   $11.78 to $49.45      368,846        3.78%     0.00% to 1.50%    0.11% to 1.27%
     2001                             24,401   $11.68 to $48.83      374,569        5.45%     0.00% to 1.75%    2.38% to 3.62%
     2000                             21,736   $11.32 to $47.51      322,714            *                  *                   *

ING VP NATURAL RESOURCES
     2002                              1,022    $8.30 to $13.46       11,897        0.18%     0.00% to 1.50%   -3.56% to -2.54%
     2001                              1,061    $8.54 to $13.82       12,751           -      0.00% to 1.75%  -17.19% to -16.23%
     2000                              1,140   $10.24 to $16.64       16,696            *                  *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING GENERATIONS PORTFOLIOS, INC.:
ING VP Strategic Allocation
 Balanced
     2002                              3,907    $8.84 to $13.98     $ 47,846       2.59%      0.00% to 1.50%  -10.89% to -9.85%
     2001                              4,144    $9.85 to $15.59       57,038       2.54%      0.00% to 1.75%   -8.39% to -7.32%
     2000                              4,127   $10.67 to $16.92       62,530           *                   *                   *

ING VP Strategic Allocation Growth
     2002                              4,739    $7.99 to $13.73       56,046       1.75%      0.00% to 1.50%  -15.04% to -14.06%
     2001                              4,817    $9.34 to $16.07       67,010       1.60%      0.00% to 1.75%  -12.87% to -11.85%
     2000                              4,801   $10.63 to $18.33       77,057           *                   *                   *

ING VP Strategic Allocation Income
     2002                              2,347   $10.23 to $14.66       31,610       3.44%      0.00% to 1.50%   -5.77% to -4.68%
     2001                              2,600   $10.77 to $15.41       37,096       4.35%      0.00% to 1.75%   -3.84% to -2.71%
     2000                              2,622   $11.12 to $15.89       39,124           *                   *                   *

ING PARTNERS, INC.:
ING Alger Aggressive Growth -
 Initial Class
     2002                                  -        $9.58                  -           ***             0.00%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING Alger Aggressive Growth -
 Service Class
     2002                                166    $5.00 to $7.32           902           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING Alger Growth
     2002                                 39    $6.48 to $6.85           255           ***    0.75% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING American Century Small Cap
 Value
     2002                                227    $8.07 to $8.12         1,834           ***    0.55% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING PARTNERS, INC. (CONTINUED):
ING Baron Small Cap Growth
     2002                                372    $8.67 to $8.73      $  3,239           ***    0.55% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING DSI Enhanced Index
     2002                                 19    $6.18 to $8.04           126           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING Goldman Sachs(R) Capital Growth
     2002                                 43    $7.59 to $8.32           347           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING JPMorgan Fleming International
     2002                              8,676    $7.24 to $15.19      107,839       0.62%      0.00% to 1.50%  -19.30% to -18.37%
     2001                              9,398    $8.90 to $18.73      145,566      23.69%      0.00% to 1.75%  -28.02% to -27.18%
     2000                             10,064   $12.27 to $25.91      219,543           *                   *                   *

ING JPMorgan Mid Cap Value
     2002                                113    $9.15 to $9.21         1,038           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING MFS Capital Opportunities
     2002                              8,811    $7.36 to $20.69      129,150          -       0.00% to 1.50%  -31.20% to -30.41%
     2001                              9,985   $10.67 to $29.93      216,006      18.63%      0.00% to 1.75%  -25.88% to -25.02%
     2000                              9,596   $14.36 to $40.20      291,499           *                   *                   *

ING MFS Global Growth
     2002                                 24    $8.30 to $8.35           202           ***    0.70% to 1.50%         ***
     2001                                   ***                ***          ***        ***                 ***               ***
     2000                                   ***                ***          ***        ***                 ***               ***

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING PARTNERS, INC. (CONTINUED):
ING MFS Research
     2002                             11,666    $6.95 to $11.58    $ 114,492      0.20%       0.00% to 1.50%  -26.01% to -25.15%
     2001                             12,954    $9.39 to $15.50      172,262     20.46%       0.00% to 1.75%  -22.07% to -21.20%
     2000                             13,514   $12.05 to $19.72      234,529          *                    *                   *

ING OpCap Balanced Value
     2002                                 59    $8.00 to $9.69           515          ***     0.70% to 1.50%                   ***
     2001                                   ***                ***          ***       ***                  ***                 ***
     2000                                   ***                ***          ***       ***                  ***                 ***

ING PIMCO Total Return
     2002                              1,518   $10.70 to $10.77       16,279          ***     0.55% to 1.50%                   ***
     2001                                   ***                ***          ***       ***                  ***                 ***
     2000                                   ***                ***          ***       ***                  ***                 ***

ING Salomon Brothers Aggressive
 Growth
     2002                             21,979    $5.54 to $9.90       175,927         -        0.00% to 1.50%  -36.27% to -35.53%
     2001                             24,305    $8.63 to $15.50      305,237      6.20%       0.00% to 1.75%  -26.33% to -25.47%
     2000                             24,658   $11.63 to $20.98      425,188          *                    *                   *

ING Salomon Brothers Capital
     2002                                 23    $7.48 to $11.99          244          ***     0.60% to 1.50%                   ***
     2001                                   ***                ***          ***       ***                  ***                 ***
     2000                                   ***                ***          ***       ***                  ***                 ***

ING Salomon Brothers Investors
 Value
     2002                                 67    $7.62 to $9.89           635          ***     0.60% to 1.40%                   ***
     2001                                   ***                ***          ***       ***                  ***                 ***
     2000                                   ***                ***          ***       ***                  ***                 ***

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING PARTNERS, INC. (CONTINUED):
ING T. Rowe Price Growth Equity
     2002                             12,185    $9.02 to $16.86    $ 169,889       0.19%      0.00% to 1.50%  -24.44% to -23.64%
     2001                             12,122   $11.85 to $22.20      223,753      15.67%      0.00% to 1.75%  -11.56% to -10.53%
     2000                             11,636   $13.30 to $24.99      244,865          *               *                        *

ING UBS Tactical Asset Allocation
     2002                                 42    $7.61 to $23.76          474           ***    0.60% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING Van Kampen Comstock
     2002                                983    $8.29 to $8.35         8,175           ***    0.55% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING VARIABLE FUNDS:
ING VP Growth and Income
     2002                            139,292    $6.29 to $199.83    2,141,418      0.84%      0.00% to 1.50%  -26.11% to -25.25%
     2001                            162,099    $8.45 to $268.94    3,399,498      0.60%      0.00% to 1.75%  -19.62% to -18.68%
     2000                            178,363   $10.44 to $332.72    4,739,548          *                   *                   *

ING VARIABLE PORTFOLIOS, INC.:
ING VP Growth
     2002                              7,963    $3.92 to $10.79       76,539          -       0.00% to 1.50%  -30.00% to -29.19%
     2001                              8,753    $5.57 to $15.43      120,765      11.29%      0.00% to 1.75%  -28.16% to -27.32%
     2000                              8,901    $7.72 to $21.24      171,159           *                   *                   *

ING VP Index Plus LargeCap
     2002                             29,577    $8.36 to $14.03      378,460       0.24%      0.00% to 1.50%  -22.70% to -21.80%
     2001                             27,743   $10.73 to $18.18      459,606       4.07%      0.00% to 1.75%  -14.92% to -13.92%
     2000                             25,137   $12.52 to $21.13      488,938           *                   *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING VARIABLE PORTFOLIOS, INC.
 (CONTINUED):
ING VP Index Plus MidCap
     2002                             11,364   $12.33 to $13.38    $ 144,261       0.45%      0.00% to 1.50%  -13.40% to -12.40%
     2001                              6,071   $14.24 to $15.20       88,491       5.86%      0.00% to 1.75%   -2.80% to -1.67%
     2000                              3,705   $14.65 to $15.46       55,395           *                   *                   *

ING VP Index Plus SmallCap
     2002                              5,909    $8.96 to $9.88        54,579       0.17%      0.00% to 1.50%  -14.50% to -13.51%
     2001                              2,687   $10.48 to $11.37       28,860       4.91%      0.00% to 1.75%    0.87% to 2.05%
     2000                              1,211    $9.94 to $11.14       12,843           *                   *                   *

ING VP International Equity
     2002                              1,316    $4.43 to $6.40         8,248       0.22%      0.00% to 1.50%  -27.77% to -26.93%
     2001                              1,269    $6.10 to $8.79        10,978       0.11%      0.00% to 1.75%  -25.02% to -24.14%
     2000                              1,117    $8.09 to $11.62       12,949           *                   *                   *

ING VP Small Company
     2002                              9,115    $7.15 to $14.86      115,085       0.48%      0.00% to 1.50%  -24.37% to -23.50%
     2001                              7,976    $9.41 to $19.68      134,200       3.51%      0.00% to 1.75%    2.44% to 3.64%
     2000                              6,314    $9.15 to $19.00      104,712           *                   *                   *

ING VP Technology
     2002                              8,904    $2.53 to $2.64        23,001          -       0.00% to 1.50%  -42.16% to -41.49%
     2001                              7,145    $4.35 to $4.50        31,754          -       0.00% to 1.75%  -24.13% to -23.22%
     2000                              4,262    $5.71 to $5.87        24,855           *                   *                   *

ING VP Value Opportunity
     2002                              9,633    $9.09 to $13.82      115,345       0.46%      0.00% to 1.50%  -27.07% to -26.22%
     2001                              7,322   $12.37 to $18.98      118,660       4.66%      0.00% to 1.75%  -10.97% to -9.93%
     2000                              3,530   $13.79 to $20.91       63,066           *                   *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
ING VARIABLE PRODUCTS:
ING VP Growth Opportunities
     2002                                 26    $6.00 to $6.08      $    158          -       0.55% to 1.40%       -32.22%
     2001                                  1         $8.92                10           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

ING VP International Value
     2002                              1,603    $7.95 to $8.07        12,825       0.86%      0.45% to 1.50%  -16.56% to -16.17%
     2001                                160    $9.54 to $9.56         1,529           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

ING VP MagnaCap
     2002                                 80    $6.82 to $6.86           544           ***    0.60% to 1.40%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

ING VP MidCap Opportunities
     2002                                 66    $6.89 to $6.99           457          -       0.55% to 1.50%  -26.79% to -26.57%
     2001                                  3    $9.45 to $9.46            30           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

ING VP SmallCap Opportunities
     2002                                446    $4.96 to $5.04         2,239          -       0.45% to 1.50%  -44.29% to -44.13%
     2001                                  7    $8.95 to $8.96            59           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

JANUS ASPEN SERIES:
Janus Aspen Series Aggressive
 Growth
     2002                             31,862    $7.88 to $15.46      369,184          -       0.00% to 1.50%  -29.01% to -28.04%
     2001                             34,630   $11.02 to $21.67      569,410          -       0.00% to 1.75%  -40.36% to -39.66%
     2000                             33,795   $18.33 to $36.17      950,193           *                   *                   *

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
JANUS ASPEN SERIES (CONTINUED):
Janus Aspen Series Balanced
     2002                             19,717    $8.29 to $21.87   $   353,540      2.57%      0.00% to 1.50%   -7.84% to -6.77%
     2001                             17,000    $8.95 to $23.65       338,450      2.71%      0.00% to 1.75%   -6.13% to -5.04%
     2000                             13,548    $9.49 to $25.11       296,054          *                   *                   *

Janus Aspen Series Capital
 Appreciation
     2002                                326    $6.15 to $8.32          2,019      0.33%      1.00% to 1.25%       -16.77%
     2001                                 72         $7.39                530          **     0.00% to 1.75%                   **
     2000                                   **                 **            **        **                  **                  **

Janus Aspen Series Flexible Income
     2002                              5,626   $12.74 to $19.53        92,271      4.52%      0.00% to 1.50%   8.83% to 10.09%
     2001                              3,776   $11.67 to $17.78        56,744      6.11%      0.00% to 1.75%    6.13% to 7.36%
     2000                              2,595   $10.97 to $16.61        36,898          *                   *                   *

Janus Aspen Series Growth
     2002                             16,346    $7.70 to $14.67       199,166         -       0.00% to 1.50%  -27.61% to -26.77%
     2001                             18,060   $10.56 to $20.16       305,619      0.25%      0.00% to 1.75%  -25.86% to -25.00%
     2000                             17,916   $14.14 to $27.07       412,686          *                   *                   *

Janus Aspen Series Worldwide
 Growth
     2002                             36,207    $7.94 to $18.36       513,443      0.87%      0.00% to 1.50%  -26.61% to -25.61%
     2001                             40,344   $10.75 to $24.94       783,656      0.45%      0.00% to 1.75%  -23.60% to -22.71%
     2000                             42,211   $13.96 to $32.52     1,083,720          *                   *                   *

Janus Twenty
     2002                                 99    $3.86 to $3.88            383      0.63%      0.95% to 1.10%  -24.85% to -24.74%
     2001                                 97    $5.14 to $5.15            497          **     0.00% to 1.75%                   **
     2000                                   **                 **            **        **                  **                  **

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
LORD ABBETT FUNDS:
Lord Abbett Growth and Income
     2002                              1,545    $7.83 to $7.93      $ 12,172       1.05%      0.55% to 1.50%  -19.17% to -18.81%
     2001                                126    $9.70 to $9.72         1,226           **     0.00% to 1.75%                   **
     2000                                   **                 **         **           **                  **                  **

Lord Abbett Mid-Cap Value - Class A
     2002                                  2         $9.50                21           ***            0.00%                    ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

Lord Abbett Mid-Cap Value
     2002                              1,213    $8.29 to $8.41        10,124       1.08%      0.55% to 1.50%  -10.91% to -10.64%
     2001                                 28    $9.34 to $9.35           265           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Total Return
     2002                              3,443   $11.41 to $11.45       39,338       1.50%      1.00% to 1.10%   -6.21% to -6.11%
     2001                              1,743   $12.16 to $12.20       21,228       3.77%      1.05% to 1.25%   -1.00% to -0.81%
     2000                                395   $12.28 to $12.30        4,860           *                   *                   *

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Aggressive Growth
     2002                                  -                  -            3           ***            1.25%                    ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

Oppenheimer Developing Markets
     2002                                145         $8.91             1,294       2.50%          1.00%             -2.58%
     2001                                 24    $9.15 to $13.82          223           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 (CONTINUED):
Oppenheimer Global Securities
     2002                             10,640   $10.74 to $11.36   $  117,400       0.51%      0.00% to 1.50%  -23.30% to -22.41%
     2001                              6,078   $14.01 to $14.59       86,986      10.25%      0.00% to 1.75%  -13.36% to -12.34%
     2000                              3,052   $16.17 to $16.76       50,259           *                   *                   *
Oppenheimer Main Street Growth &
 Income
     2002                                  -                  -           28           ***    1.25% to 1.50%                   ***
     2001                                   ***                ***          ***        ***                 ***                 ***
     2000                                   ***                ***          ***        ***                 ***                 ***

Oppenheimer Strategic Bond
     2002                              1,474   $11.06 to $11.73       16,662       6.58%      0.00% to 1.50%    5.84% to 7.07%
     2001                                924   $10.45 to $10.91        9,817       6.28%      0.00% to 1.75%    3.28% to 4.48%
     2000                                586   $10.12 to $10.79        6,010           *                   *                   *

PAX WORLD BALANCED
     2002                                195    $8.14 to $8.22         1,605       1.68%      0.85% to 1.25%        -9.77%
     2001                                254          $9.10            2,309           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

PIONEER VARIABLE CONTRACTS:
Pioneer Equity Income VCT
     2002                                472    $7.96 to $8.07         3,782       2.54%      0.55% to 1.50%  -16.99% to -16.62%
     2001                                  9    $9.60 to $9.62            88           **      0.00% to 1.75%                  **
     2000                                   **                 **           **         **                  **                  **

Pioneer Fund VCT
     2002                                 57    $7.51 to $7.61           432       1.24%      0.55% to 1.50%  -20.16% to -19.80%
     2001                                  1    $9.41 to $9.43             9           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

                                      UNITS     UNIT FAIR VALUE    NET ASSETS   INVESTMENT                    TOTAL RETURN LOWEST TO
              DIVISION                (000s)   LOWEST TO HIGHEST     (000s)    INCOME RATIO   EXPENSE RATIO           HIGHEST
-----------------------------------  -------   -----------------  -----------  ------------   -------------   ----------------------
PIONEER VARIABLE CONTRACTS
 (CONTINUED):
Pioneer Mid Cap Value VCT
     2002                                245     $8.70 to $8.82     $  2,143       0.33%      0.55% to 1.50%  -12.53% to -12.05%
     2001                                  8     $9.95 to $9.97           81           **     0.00% to 1.75%                   **
     2000                                   **                 **           **         **                  **                  **

*    Not provided for 2000.
** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.
*** As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented.

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A WHOLLY-OWNED SUBSIDIARY OF ING RETIREMENT HOLDINGS, INC.)

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Reports of Independent Auditors...................   F-2

Consolidated Financial Statements:

    Consolidated Income Statements for the years
       ended December 31, 2002 and 2001, one month
       ended December 31, 2000 and eleven months
       ended November 30, 2000....................   F-4

    Consolidated Balance Sheets as of
       December 31, 2002 and 2001.................   F-5

    Consolidated Statements of Changes in
       Shareholder's Equity for the years ended
       December 31, 2002 and 2001, one month ended
       December 31, 2000 and eleven months ended
       November 30, 2000..........................   F-6

    Consolidated Statements of Cash Flows for the
       years ended December 31, 2002 and 2001, one
       month ended December 31, 2000 and eleven
       months ended November 30, 2000.............   F-7

    Notes to Consolidated Financial Statements....   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years then ended, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                /s/ Ernst & Young LLP

Atlanta, Georgia
March 25, 2003

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
ING Life Insurance and Annuity Company

We have audited the accompanying consolidated statements of income, changes in shareholder's equity and cash flows of ING Life Insurance and Annuity Company and Subsidiaries, formerly known as Aetna Life Insurance and Annuity Company and Subsidiaries, for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 ("Preacquisition Company"). These consolidated financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these consolidated financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the Successor Company's consolidated financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of ING Life Insurance and Annuity Company and Subsidiaries for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's consolidated financial statements referred to above present fairly, in all material respects, the results of their operations and their cash flows for the period from January 1, 2000 to November 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the consolidated financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Life Insurance and Annuity Company's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                         CONSOLIDATED INCOME STATEMENTS
                                   (Millions)

                                                                             Preacquisition
                                                                One month    Eleven months
                                 Year ended     Year ended        ended          ended
                                December 31,   December 31,   December 31,    November 30,
                                    2002           2001           2000            2000
                                -------------  -------------  -------------  --------------
Revenues:
  Premiums                        $    98.7      $  114.2         $ 16.5        $  137.7
  Fee income                          418.2         553.4           49.8           573.3
  Net investment income               959.5         888.4           78.6           833.8
  Net realized capital gains
    (losses)                         (101.0)        (21.0)           1.8           (37.2)
                                  ---------      --------         ------        --------
      Total revenue                 1,375.4       1,535.0          146.7         1,507.6
                                  ---------      --------         ------        --------
Benefits, losses and expenses:
  Benefits:
    Interest credited and
      other benefits to
      policyholders                   746.4         729.6           68.9           726.7
  Underwriting, acquisition,
    and insurance expenses:
    Operating expenses                361.4         444.2           49.1           414.6
  Amortization:
    Deferred policy
      acquisition costs and
      value of business
      acquired                        181.5         112.0           10.2           116.7
    Goodwill                             --          61.9             --              --
                                  ---------      --------         ------        --------
      Total benefits, losses
        and expenses                1,289.3       1,347.7          128.2         1,258.0
                                  ---------      --------         ------        --------

Income before income taxes,
  discontinued operations and
  cumulative effect of change
  in accounting principle              86.1         187.3           18.5           249.6
  Income tax expense                   18.6          87.4            5.9            78.1
                                  ---------      --------         ------        --------

Income before discontinued
  operations and cumulative
  effect of change in
  accounting principle                 67.5          99.9           12.6           171.5
Discontinued operations, net
  of tax                                 --            --             --             5.7
Cumulative effect of change in
  accounting principle             (2,412.1)           --             --              --
                                  ---------      --------         ------        --------
Net income (loss)                 $(2,344.6)     $   99.9         $ 12.6        $  177.2
                                  =========      ========         ======        ========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                         (Millions, except share data)

                                           As of December 31,
                                          --------------------
                                            2002       2001
                                          ---------  ---------
                 ASSETS
Investments:
  Fixed maturities, available for sale,
    at fair value (amortized cost of
    $15,041.2 at 2002 and $13,249.2 at
    2001)                                 $15,767.0  $13,539.9
  Equity securities at fair value:
    Nonredeemable preferred stock (cost
      of $34.2 at 2002 and $27.0 at
      2001)                                    34.2       24.6
    Investment in affiliated mutual
      funds (cost of $203.9 at 2002 and
      $22.9 at 2001)                          201.0       25.0
    Common stock (cost of $0.2 at 2002
      and $2.3 at 2001)                         0.2        0.7
  Mortgage loans on real estate               576.6      241.3
  Policy loans                                296.3      329.0
  Short-term investments                        6.2       31.7
  Other investments                            52.2       18.2
  Securities pledged to creditors
    (amortized cost of $154.9 at 2002
    and $466.9 at 2001)                       155.0      467.2
                                          ---------  ---------
        Total investments                  17,088.7   14,677.6
Cash and cash equivalents                      65.4       82.0
Short term investments under securities
  loan agreement                              164.3      488.8
Accrued investment income                     170.9      160.9
Reciprocal loan with affiliate                   --      191.1
Reinsurance recoverable                     2,986.5    2,990.7
Deferred policy acquisition costs             229.8      121.3
Value of business acquired                  1,438.4    1,601.8
Goodwill (net of accumulated
  amortization of $61.9 at 2001)                 --    2,412.1
Property, plant and equipment (net of
  accumulated depreciation of $56.0 at
  2002 and $33.9 at 2001)                      49.8       66.1
Other assets                                  145.8      149.7
Assets held in separate accounts           28,071.1   32,663.1
                                          ---------  ---------
        Total assets                      $50,410.7  $55,605.2
                                          =========  =========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
  Future policy benefits and claims'
    reserves                              $ 3,305.2  $ 3,996.8
  Unpaid claims and claim expenses             30.0       28.8
  Other policyholder's funds               14,756.0   12,135.8
                                          ---------  ---------
        Total policy liabilities and
          accruals                         18,091.2   16,161.4
  Payables under securities loan
    agreement                                 164.3      488.8
  Current income taxes                         84.5       59.2
  Deferred income taxes                       163.1      153.7
  Other liabilities                         1,573.7    1,624.7
  Liabilities related to separate
    accounts                               28,071.1   32,663.1
                                          ---------  ---------
        Total liabilities                  48,147.9   51,150.9
                                          ---------  ---------
Shareholder's equity:
  Common stock (100,000 shares
    authorized; 55,000 shares issued and
    outstanding, $50.00 per share par
    value)                                      2.8        2.8
  Additional paid-in capital                4,416.5    4,292.4
  Accumulated other comprehensive income      108.3       46.6
  Retained earnings (deficit)              (2,264.8)     112.5
                                          ---------  ---------
        Total shareholder's equity          2,262.8    4,454.3
                                          ---------  ---------
          Total liabilities and
            shareholder's equity          $50,410.7  $55,605.2
                                          =========  =========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                Accumulated
                                                   Other
                                   Additional  Comprehensive  Retained       Total
                           Common   Paid-in-      Income      Earnings   Shareholder's
                           Stock    Capital       (Loss)      (Deficit)     Equity
                           ------  ----------  -------------  ---------  -------------
Balance at December 31,
  1999                      $2.8    $  431.9       $(44.8)    $  995.8     $ 1,385.7
Comprehensive income:
  Net income                  --          --           --        177.2         177.2
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($79.4
        pretax)               --          --         51.6           --          51.6
                                                                           ---------
Comprehensive income                                                           228.8
Adjustment for purchase
  accounting                  --     3,751.7           --     (1,173.0)      2,578.7
Capital contributions         --       129.5           --           --         129.5
Common stock dividends        --       (10.1)          --           --         (10.1)
Other changes                 --         0.8           --           --           0.8
                            ----    --------       ------     ---------    ---------
Balance at November 30,
  2000                       2.8     4,303.8          6.8           --       4,313.4
Comprehensive income:
  Net income                  --          --           --         12.6          12.6
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($28.7
        pretax)               --          --         18.6           --          18.6
                                                                           ---------
Comprehensive income                                                            31.2
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2000                       2.8     4,303.8         25.4         12.6       4,344.6
Comprehensive income:
  Net income                  --          --           --         99.9          99.9
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($32.5
        pretax)               --          --         21.2           --          21.2
                                                                           ---------
Comprehensive income                                                           121.1
Return of capital             --       (11.3)          --           --         (11.3)
Other changes                 --        (0.1)          --           --          (0.1)
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2001                       2.8     4,292.4         46.6        112.5       4,454.3
Comprehensive income:
  Net (loss)                  --          --           --     (2,344.6)     (2,344.6)
  Other comprehensive
    income net of tax:
      Unrealized gain on
        securities ($94.9
        pretax)               --          --         61.7           --          61.7
                                                                           ---------
Comprehensive (loss)                                                        (2,282.9)
Distribution of IA Holdco     --       (27.4)          --        (32.7)        (60.1)
Capital contributions         --       164.3           --           --         164.3
SERP -- transfer              --       (15.1)          --           --         (15.1)
Other changes                 --         2.3           --           --           2.3
                            ----    --------       ------     ---------    ---------
Balance at December 31,
  2002                      $2.8    $4,416.5       $108.3     $(2,264.8)   $ 2,262.8
                            ----    --------       ------     ---------    ---------

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

            ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES
          (A wholly-owned subsidiary of ING Retirement Holdings, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                                           Preacquisition
                                                                                           --------------
                                                                             One month     Eleven months
                                      Year ended           Year ended          ended           ended
                                     December 31,         December 31,     December 31,     November 30,
                                         2002                 2001             2000             2000
                                -----------------------  ---------------  ---------------  --------------
Cash Flows from Operating
  Activities:
Net income (loss)                     $ (2,344.6)          $     99.9         $  12.6        $    177.2
Adjustments to reconcile net
  income to net cash provided
  by operating activities:
  Net amortization or
    (accretion) of discount on
    investments                            115.5                 (1.2)           (2.7)            (32.6)
  Amortization of deferred
    gain on sale                              --                   --              --              (5.7)
  Net realized capital (gains)
    losses                                 101.0                 21.0            (1.8)             37.2
  (Increase) decrease in
    accrued investment income              (10.0)               (13.7)            6.6              (3.1)
  (Increase) decrease in
    premiums due and other
    receivables                            172.7                (95.6)           31.1             (23.7)
  (Increase) decrease in
    policy loans                              --                 10.3             0.1             (25.4)
  (Increase) decrease in
    deferred policy
    acquisition costs                     (108.5)              (121.3)          (12.2)           (136.6)
  (Increase) decrease in value
    of business acquired                   139.4                 13.9              --                --
  Amortization of goodwill                    --                 61.9              --                --
  Impairment of goodwill                 2,412.1                   --              --                --
  Increase (decrease) in
    universal life account
    balances                                  --                 17.6            (3.8)             23.8
  Change in other insurance
    reserve liabilities                    953.7               (136.3)           (5.3)             85.6
  Change in other assets and
    liabilities                             72.8                (68.0)          103.9             (75.2)
  Provision for deferred
    income taxes                            23.6                 89.5           (14.3)             23.1
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) operating activities              1,527.7               (122.0)          114.2              44.6
                                      ----------           ----------         -------        ----------
Cash Flows from Investing
  Activities:
  Proceeds from the sale of:
    Fixed maturities available
      for sale                          24,980.4             14,216.7           233.0          10,083.2
    Equity securities                       57.2                  4.4             1.5             118.4
    Mortgages                                2.0                  5.2             0.1               2.1
  Investment maturities and
    collections of:
    Fixed maturities available
      for sale                           1,334.9              1,121.8            53.7             573.1
    Short-term investments              11,796.7              7,087.3             0.4              59.9
  Acquisition of investments:
    Fixed maturities available
      for sale                         (28,105.5)           (16,489.8)         (230.7)        (10,505.5)
    Equity securities                      (81.8)               (50.0)          (27.8)            (17.6)
    Short-term investments             (11,771.3)            (6,991.1)          (10.0)           (113.1)
    Mortgages                             (343.7)              (242.0)             --                --
  (Increase) decrease in
    policy loans                            32.7                   --              --                --
  (Increase) decrease in
    property and equipment                  (5.8)                 7.4             1.9               5.4
  Other, net                               (47.8)                (4.7)            0.3              (4.0)
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) investing activities             (2,152.0)            (1,334.8)           22.4             201.9
                                      ----------           ----------         -------        ----------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                            1,332.5              1,941.5           164.2           1,529.7
  Maturities and withdrawals
    from insurance contracts              (741.4)            (1,082.7)         (156.3)         (1,832.6)
Capital contribution from
  HOLDCO                                      --                   --              --              73.5
Return of capital                             --                (11.3)             --                --
Dividends paid to shareholder                 --                   --              --             (10.1)
Other, net                                  16.6               (105.0)          (73.6)             22.0
                                      ----------           ----------         -------        ----------
Net cash provided by (used
  for) financing activities                607.7                742.5           (65.7)           (217.5)
                                      ----------           ----------         -------        ----------
Net increase (decrease) in
  cash and cash equivalents                (16.6)              (714.3)           70.9              29.0
Effect of exchange rate
  changes on cash and cash
  equivalents                                 --                   --              --               2.0
Cash and cash equivalents,
  beginning of period                       82.0                796.3           725.4             694.4
                                      ----------           ----------         -------        ----------
Cash and cash equivalents, end
  of period                           $     65.4           $     82.0         $ 796.3        $    725.4
                                      ==========           ==========         =======        ==========
Supplemental cash flow
  information:
Income taxes (received) paid,
  net                                 $      6.7           $    (12.3)        $  20.3        $     39.9
                                      ==========           ==========         =======        ==========

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    PRINCIPLES OF CONSOLIDATION

    The consolidated financial statements include ING Life Insurance and Annuity Company ("ILAIC" or the "Company") and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisors, LLC ("IFA"), and through February 28, 2002, Aetna Investment Adviser Holding
    Company, Inc. ("IA Holdco"). The Company is a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which is a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). IRSI is ultimately owned by ING Groep N.V. ("ING"), a financial services company based in the Netherlands.

    HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

    On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain IRSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly were excluded from the pre-acquisition Consolidated Statement of Cash Flows for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2,297.4 million. Goodwill was amortized over a period of 40 years prior to January 1, 2002.

    The allocation of the purchase price to assets and liabilities was subjected to further refinement throughout 2001 as additional information became available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations were as follows:

    The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

    The Company completed the review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary;

    The Company completed the review of severance actions related to individuals who were employed before or at the acquisition date and determined that an additional severance accrual was necessary;

    The Company completed its valuation of certain benefit plan liabilities and, as a result, reduced those benefit plan liabilities;

    The Company adjusted its reserve for other policyholders' funds in order to conform its accounting policies with those of ING;

    The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted;

    The Company determined that the establishment of a liability for certain noncancellable operating leases that existed prior to or at the acquisition date but were no longer providing a benefit to the Company's operations, was warranted; and

    The Company determined that the contractual lease payment of one of its operating leases was more than the current market rate, and established a corresponding unfavorable lease liability.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $236.4 million, a net decrease to liabilities of $59.8 million and a net increase to the Company's goodwill of $176.6 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $118.1 million. The pro forma adjustments, which did not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

    USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

    Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.

    Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

    Discontinued Operations included universal life, variable universal life, traditional whole life and term insurance.

    DESCRIPTION OF BUSINESS

    The Company offers annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In June 2001, the Financial Accounting Standards Board ("FASB") issued FAS No. 142, "Goodwill and Other Intangible Assets," ("FAS No.142"), effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

    As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

    The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $2,412.1 million, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Income Statement.

    Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                          Preacquisition
                                                                          --------------
                                                            One month     Eleven months
                                          Year ended          ended           ended
                                         December 31,     December 31,     November 30,
   (Millions)                                2001             2000             2000
   Reported net income after tax            $ 99.9            $12.6           $177.2
   Add back goodwill amortization, net
     of tax                                   61.9               --               --
   -------------------------------------------------------------------------------------
   Adjusted net income after tax            $161.8            $12.6           $177.2
   =====================================================================================

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement 133, FAS No.138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

    The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions.

    Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

    Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2002 and 2001, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

    The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

    GUARANTEES

    In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

    FUTURE ACCOUNTING STANDARDS

    EMBEDDED DERIVATIVES

    The FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS No.133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36, "Embedded Derivatives:
    Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

    FASB INTERPRETATION NO. 46 CONSOLIDATION OF VARIABLE INTEREST ENTITIES

    In January 2003, FASB issued Interpretation No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities" ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interest in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

    In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with the VIEs and does not believe it has any significant investments or ownership in VIEs.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

    RECLASSIFICATIONS

    Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

    The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

    In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

    When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in other policyholders' funds. Realized capital gains and losses on all other investments are reflected on all other investments are reflected in the Company's results of operations.

    Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                Gross       Gross
   December 31, 2002               Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   Total securities pledged to
     creditors                      $154.9       $0.1        $ --      $155.0
   ===========================================================================

                                                Gross       Gross
   December 31, 2001               Amortized  Unrealized  Unrealized    Fair
   (Millions)                        Cost       Gains       Losses     Value
   Total securities pledged to
     creditors                      $466.9       $1.1        $0.8      $467.2
   ===========================================================================

    Total securities pledged to creditors at December 31, 2002 and 2001 consisted entirely of fixed maturity securities.

    The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

    Policy loans are carried at unpaid principal balances, net of impairment reserves.

    Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

    Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

    The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

    On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

    DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

    Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. VOBA is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

    The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

    Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

    Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

    DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

    Activity for the year-ended December 31, 2002 within VOBA was as follows:

   (Millions)
   Balance at December 31, 2001                        $1,601.8
   Adjustment for unrealized gain (loss)                 (21.9)
   Additions                                              25.0
   Interest accrued at 7%                                 86.8
   Amortization                                         (253.3)
   ------------------------------------------------------------
   Balance at December 31, 2002                        $1,438.4
   ============================================================

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $105.6 million, $102.1 million, $101.9 million, $91.5 million and $88.3 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near-term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. In 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net $15.9 million of federal income tax benefit.

    POLICY LIABILITIES AND ACCRUALS

    Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience.

    Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date.

    Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.0% to 12.3% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No.115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

    Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

    REVENUE RECOGNITION

    For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees are recorded as revenue in and are included in the fee income line on the Income Statements assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

    SEPARATE ACCOUNTS

    Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

    Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $29.7 million and of $10.8 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 10.0% in 2002 and 3.0% to 14.0% in 2001.

    Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    REINSURANCE

    The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2002 and 2001 is related to the reinsurance recoverable from Lincoln arising from the sale of the Company's domestic life insurance business.

    INCOME TAXES

    The Company files a consolidated federal income tax return with its subsidiary IICA. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.  INVESTMENTS

    Fixed maturities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2002 (Millions)                   Cost       Gains       Losses       Value
   U.S. government and government
     agencies and authorities      $   74.2     $  2.9      $  --      $    77.1

   States, municipalities and
     political subdivisions            10.2        2.5         --           12.7

   U.S. corporate securities:
       Public utilities               627.6       28.1        6.4          649.3
       Other corporate securities   7,742.6      543.5       33.1        8,253.0
   ------------------------------------------------------------------------------
     Total U.S. corporate
       securities                   8,370.2      571.6       39.5        8,902.3
   ------------------------------------------------------------------------------

   Foreign securities:
       Government                     336.9       18.2        6.6          348.5
       Other                          148.0        8.4        1.2          155.2
   ------------------------------------------------------------------------------
     Total foreign securities         484.9       26.6        7.8          503.7
   ------------------------------------------------------------------------------
   Mortgage-backed securities       5,374.2      167.1       34.0        5,507.3
   Other asset-backed securities      882.4       47.0       10.5          918.9
   ------------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors          15,196.1      817.7       91.8       15,922.0
   Less: Fixed maturities pledged
     to creditors                     154.9        0.1         --          155.0
   ------------------------------------------------------------------------------

   Fixed maturities                $15,041.2    $817.6      $91.8      $15,767.0
   ==============================================================================

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized     Fair
   2001 (Millions)                   Cost       Gains       Losses       Value
   U.S. government and government
     agencies and authorities      $  391.0     $ 11.0      $ 4.2      $   397.8

   States, municipalities and
     political subdivisions           173.7        7.7         --          181.4

   U.S. corporate securities:
     Public utilities                 268.5        6.5        7.9          267.1
     Other corporate securities     6,138.8      203.0       62.6        6,279.2
   ------------------------------------------------------------------------------
   Total U.S. corporate
     securities                     6,407.3      209.5       70.5        6,546.3
   ------------------------------------------------------------------------------

   Foreign securities:
     Government                       153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Total foreign securities         153.2        5.2        0.9          157.5
   ------------------------------------------------------------------------------
     Mortgage-backed securities     4,513.3       90.1       15.9        4,587.5
     Other asset-backed
       securities                   2,077.6       67.1        8.1        2,136.6
   ------------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors          13,716.1      390.6       99.6       14,007.1
   Less: Fixed maturities pledged
     to creditors                     466.9        1.1        0.8          467.2
   ------------------------------------------------------------------------------
   Fixed maturities                $13,249.2    $389.5      $98.8      $13,539.9
   ==============================================================================

    At December 31, 2002 and 2001, net unrealized appreciation of $725.9 million and $291.0 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included
    $563.1 million and $233.0 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

    The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   Due to mature:
     One year or less                        $     --   $      --
     After one year through five years        1,826.6     1,907.8
     After five years through ten years       3,455.2     3,673.3
     After ten years                          3,657.7     3,914.7
     Mortgage-backed securities               5,374.2     5,507.3
     Other asset-backed securities              882.4       918.9
   Less: Fixed maturities securities
     pledged to creditor                        154.9       155.0
   --------------------------------------------------------------
   Fixed maturities                          $15,041.2  $15,767.0
   ==============================================================

    At December 31, 2002 and 2001, fixed maturities with carrying values of $10.5 million and $9.0 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002 or 2001.

    The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2002 and 2001, approximately 5.5% and 3.0%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

    Investments in equity securities as of December 31 were as follows:

   (Millions)                                 2002   2001
   Amortized Cost                            $238.3  $52.2
   Gross unrealized gains                        --    4.5
   Gross unrealized losses                      2.9    6.4
   -------------------------------------------------------
   Fair Value                                $235.4  $50.3
   =======================================================

    Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.3 billion at December 31, 2002. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2002. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

    IMPAIRMENTS

    During 2002, the Company determined that fifty-six fixed maturity securities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturity securities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturity securities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their value of $10.5 million.

3.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

    FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

    FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

    EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

    MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

    CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

    OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                            2002                    2001
                                   ----------------------  ----------------------
                                    Carrying      Fair      Carrying      Fair
   (Millions)                        Value       Value       Value       Value
   Assets:
     Fixed maturity securities     $ 15,767.0  $ 15,767.0  $ 13,539.9  $ 13,539.9
     Equity securities                  235.4       235.4        50.3        50.3
     Mortgage loans                     576.6       632.6       241.3       247.7
     Policy loans                       296.3       296.3       329.0       329.0
     Short term investments               6.2         6.2        31.7        31.7
     Cash and cash equivalents           65.4        65.4        82.0        82.0
   Liabilities:
     Investment contract
       liabilities:
     With a fixed maturity           (1,129.8)   (1,121.4)   (1,021.7)     (846.5)
     Without a fixed maturity       (10,783.6)  (10,733.8)  (11,114.1)  (10,624.3)
   ------------------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

    DERIVATIVE FINANCIAL INSTRUMENTS

    INTEREST RATE FLOORS

    Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2002 or 2001.

    INTEREST RATE CAPS

    Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively. The Company did not have interest rate caps at December 31, 2001.

    INTEREST RATE SWAPS

    Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively. The Company did not have interest rate swaps at December 31, 2001.

    FOREIGN EXCHANGE SWAPS

    Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2001 were 25.0 million, $0.7 million and $0.7 million, respectively.

    EMBEDDED DERIVATIVES

    The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2002 and 2001 was $(1.4) and $(15.5) million, respectively.

4.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                   $  964.1          $887.2            $70.3           $768.9
   Nonredeemable preferred stock           3.9             1.5              1.8              9.5
   Investment in affiliated
     mutual funds                           --             7.2              0.5              2.1
   Mortgage loans                         23.3             5.9              0.1              0.5
   Policy loans                            8.7             8.9              0.7              7.9
   Cash equivalents                        1.7            18.2              4.4             50.3
   Other                                  23.4            15.9              2.6             13.1
   -------------------------------------------------------------------------------------------------
   Gross investment income             1,025.1           944.8             80.4            852.3
   Less: investment expenses              65.6            56.4              1.8             18.5
   -------------------------------------------------------------------------------------------------
   Net investment income              $  959.5          $888.4            $78.6           $833.8
   =================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $766.9 million for the year-ended December 31, 2002, $704.2 million for the year-ended December 31, 2001, and $55.9 million and $622.2 million for the one and eleven month periods ended December 31, 2000 and November 30, 2000, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

5.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2002 or 2001.

    The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income
    (loss) was $148.8 million, $(92.3) million and $100.6 million for the years-ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $1,006.0 million and $826.2 million as of December 31, 2002 and 2001, respectively.

    As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $12.5 million.

6.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                    $ (97.5)         $(20.6)           $1.2            $(36.3)
   Equity securities                      (3.5)           (0.4)            0.6              (0.9)
   -------------------------------------------------------------------------------------------------
   Pretax realized capital gains
     (losses)                          $(101.0)         $(21.0)           $1.8            $(37.2)
   =================================================================================================
   After-tax realized capital
     gains (losses)                    $ (58.3)         $(13.7)           $1.3            $(24.3)
   =================================================================================================

    Net realized capital gains (losses) of $63.6 million, $117.0 million, $0.9 million and $(17.7) million for the years ended December 31, 2002 and 2001, the one month period ended December 31, 2000 and the eleven month period ended November 30, 2000, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in other policyholders' funds. Net unamortized gains (losses) allocable to experienced-rated contractholders were $199.3 million, $172.7 million, $(2.5) million and $47.6 million at December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 30, 2000, respectively.

    Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Proceeds on sales                  $24,980.4        $14,216.7         $233.0          $10,083.2
   Gross gains                            276.7             57.0            1.2                2.5
   Gross losses                           374.2             77.6             --               38.8
   -------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                    $104.8            $24.0            $24.5           $ 67.6
   Equity securities                     (1.6)             2.0             (1.5)            (4.0)
   Other investments                     (8.3)             6.5              5.7            (15.8)
   -------------------------------------------------------------------------------------------------
     Subtotal                            94.9             32.5             28.7             79.4
     Increase in deferred income
       taxes                             33.2             11.3             10.1             27.8
   -------------------------------------------------------------------------------------------------
     Net changes in accumulated
       other comprehensive income
       (loss)                          $ 61.7            $21.2            $18.6           $ 51.6
   =================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $563.1 million and $233.0 million at December 31, 2002 and 2001, respectively, are reflected on the Consolidated Balance Sheets in other policyholders' funds and are not included in shareholder's equity.

    Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders:

                                                                                      Preacquisition
                                                                                      --------------
                                        As of            As of            As of           As of
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
     Net unrealized capital gains
       (losses):
     Fixed maturities                  $162.8            $58.0            $34.0           $ 9.5
     Equity securities                   (3.5)            (1.9)            (3.9)           (2.4)
     Other investments                    7.3             15.6              9.1             3.4
   -------------------------------------------------------------------------------------------------
                                        166.6             71.7             39.2            10.5
   Deferred income taxes                 58.3             25.1             13.8             3.7
   -------------------------------------------------------------------------------------------------
   Net accumulated other
     comprehensive income              $108.3            $46.6            $25.4           $ 6.8
   =================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Unrealized holding gains
     (losses) arising the year
     (1)                               $(127.4)         $  8.3            $18.6            $51.4
   Less: reclassification
     adjustment for gains
     (losses) and other items
     included in net income (2)           65.7           (12.9)              --             (0.2)
   -------------------------------------------------------------------------------------------------
   Net unrealized gains (losses)
     on securities                     $  61.7          $ 21.2            $18.6            $51.6
   =================================================================================================

   (1) Pretax unrealized holding gains (losses) arising during the year were $196.0 million, $12.7 million, $28.6 million and $79.4 million for the years ended December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended November 31, 2000, respectively.
   (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $101.0 million, $(19.8) million and $(0.1) million for the years ended December 31, 2002 and 2001, and the eleven months ended November 30, 2000, respectively. There were no pretax reclassification adjustments for gains (losses) and other items included in net income for the one month ended December 31, 2000.

7.  SEVERANCE

    In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $29.2 million pretax. The severance portion of this charge
    ($28.4 million pretax) is based on a plan to eliminate 580 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($0.8 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

    Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

   (Millions)                                Severance Liability  Positions
   Balance at December 31, 2001                    $ 28.4              580
   Actions taken                                    (19.2)            (440)
   ------------------------------------------------------------------------
   Balance at December 31, 2002                    $  9.2              140
   ========================================================================

8.  INCOME TAXES

    The Company files a consolidated federal income tax return with IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Current taxes (benefits):
  Federal                           $ 28.9           $  3.2            $ 9.4           $  5.3
  State                                1.8              2.2              0.2              2.6
  Net realized capital gains
    (losses)                          11.5             16.1              0.3            (11.5)
-------------------------------------------------------------------------------------------------
    Total current taxes
      (benefits)                      42.2             21.5              9.9             (3.6)
-------------------------------------------------------------------------------------------------
Deferred taxes (benefits):
  Federal                             30.6             89.3             (4.3)            83.2
  Net realized capital gains
    (losses)                         (54.2)           (23.4)             0.3             (1.5)
-------------------------------------------------------------------------------------------------
    Total deferred taxes
      (benefits)                     (23.6)            65.9             (4.0)            81.7
-------------------------------------------------------------------------------------------------
Total income tax expense            $ 18.6           $ 87.4            $ 5.9           $ 78.1
=================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Income from continuing
  operations before income
  taxes and cumulative effect
  of change in accounting
  principle                          $86.1           $187.3            $18.5           $249.6
Tax rate                                35%              35%              35%              35%
-------------------------------------------------------------------------------------------------
Application of the tax rate           30.1             65.6              6.4             87.4
Tax effect of:
  State income tax, net of
    federal benefit                    1.2              1.4              0.1              1.7
  Excludable dividends                (5.3)            (1.8)            (0.9)           (12.6)
  Goodwill amortization                 --             21.6               --               --
  Transfer of mutual fund
    shares                            (6.7)              --               --               --
  Other, net                          (0.7)             0.6              0.3              1.6
-------------------------------------------------------------------------------------------------
Income taxes                         $18.6           $ 87.4            $ 5.9           $ 78.1
=================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                 2002     2001
   Deferred tax assets:
     Deferred policy acquisition costs       $    --  $  11.7
     Insurance reserves                        269.8    286.9
     Unrealized gains allocable to
       experience rated contracts              197.1     81.5
     Investment losses                          69.7     36.7
     Postretirement benefits                    29.5     26.3
     Deferred compensation                      58.6     52.0
     Other                                      19.5     27.7
   ----------------------------------------------------------
   Total gross assets                          644.2    522.8
   ----------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired                509.7    558.5
     Market discount                             4.1      4.6
     Net unrealized capital gains              255.4    106.6
     Depreciation                                3.8      5.1
     Deferred policy acquisition costs          29.2       --
     Other                                       5.1      1.7
   ----------------------------------------------------------
   Total gross liabilities                     807.3    676.5
   ----------------------------------------------------------
   Net deferred tax liability                $(163.1) $(153.7)
   ==========================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

    The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2002. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

9.  BENEFIT PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a qualified defined benefit pension plan covering substantially all employees ("Transition Pension Plan"). The Transition Pension Plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. Contributions were determined using the Projected Unit Credit Method and were limited to the amounts that are tax-deductible. The accumulated benefit obligation and plan assets were recorded by ILIAC.

    As of December 31, 2001, the Transition Pension Plan merged into the ING Americas Retirement Plan ("ING Pension Plan"), which is sponsored by ING North America Insurance Corporation ("ING North America"), an affiliate of ILIAC. The ING Pension Plan covers substantially all U.S. employees. Accordingly, the Company transferred $17.4 million of net assets ($11.3 million after tax) related to the movement of the Transition Pension Plan to ING North America. The Company reported this transfer of net assets as a $11.3 million reduction in paid in capital. The new plan's benefits are based on years of service and the employee's average annual compensation during the last five years of employment. Contributions are determined using the Projected Unit Credit Method and are limited to the amounts that are tax-deductible. The costs allocated to the Company for its members' participation in the ING Pension Plan were $6.0 million for 2002.

    The benefit obligations and the funded status for the Company's qualified pension plan over the period ended December 31 are presented below:

   (Millions)                                           2001
   Change in benefit obligation:
     Benefit obligation at January 1                   $ 135.1
     Service cost                                          9.4
     Interest cost                                        10.3
     Actuarial loss                                       (0.7)
     Plan amendments                                       4.0
     Curtailments/settlements                              0.4
     Benefits paid                                        (3.0)
     Effect of transfer of assets                       (155.5)
   -----------------------------------------------------------
   Benefit obligation at December 31                   $    --
   ===========================================================
   Funded status:
     Funded status at December 31                      $  (4.3)
     Unrecognized past service cost                        3.4
     Unrecognized net loss                                20.4
     Transfer of funded status to the parent             (19.5)
   -----------------------------------------------------------
   Net amount recognized                               $    --
   ===========================================================

    The reconciliation of the plan assets for the year ended December 31 is presented below:

   (Millions)                                           2001
   Fair value of plan assets at January 1              $ 160.7
   Actual return on plan assets                           (6.4)
   Benefits paid                                          (3.0)
   Effect of transfer of assets                         (151.3)
   -----------------------------------------------------------
   Fair value of plan assets at December 31            $    --
   ===========================================================

    The net periodic benefit cost for the year ended December 31 is presented below:

   (Millions)                                           2001
   Service cost                                        $  9.4
   Interest cost                                         10.2
   Expected return on assets                            (14.6)
   ----------------------------------------------------------
   Net periodic benefit cost                           $  5.0
   ==========================================================

    The weighted average discount rate, expected rate of return on plan assets, and rate of compensation increase was 7.5%, 9.3%, and 4.5% for 2001.

    POSTRETIREMENT BENEFIT PLANS

    In addition to providing pension benefits, ILIAC, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents. Retired employees are generally required to contribute to the plans based on their years of service with the Company. The following tables summarize the benefit obligations and the funded status for retired agents' and retired employees' postretirement benefits over the periods ended December 31:

   (Millions)                                 2002    2001
   Change in benefit obligation:
     Benefit obligation at January 1         $ 25.4  $ 19.1
     Service cost                               0.5     0.7
     Interest cost                              1.5     1.7
     Actuarial (gain) loss                      4.0     1.4
     Acquisitions                                --     3.7
     Plan amendments                           (6.5)     --
     Benefits paid                             (1.2)   (1.2)
   --------------------------------------------------------
   Benefit obligation at December 31         $ 23.7  $ 25.4
   ========================================================
   Funded status:
     Funded status at December 31            $(23.7) $(25.4)
     Unrecognized past service cost            (3.6)     --
     Unrecognized net loss                      5.4     1.4
   --------------------------------------------------------
   Net amount recognized                     $(21.9) $(24.0)
   ========================================================

    The weighted-average discount rate assumption for retired agents' and retired employees postretirement benefits was 6.8% for 2002 and 7.5% for 2001.

    The medical health care cost trend rates were 10.0%, decreasing to 5.0% by 2008 for 2002; and 8.5%, gradually decreasing to 5.5% by 2007 for 2001. Increasing the health care trend rate by 1% would increase the benefit obligation by $1.6 million. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $1.4 million as of December 31, 2002.

    Net periodic benefit costs were as follows:

                                                                                   Preacquisition
                                                                                   --------------
                                                                     One month     Eleven months
                                  Year ended       Year ended          ended           ended
                                 December 31,     December 31,     December 31,     November 30,
(Millions)                           2002             2001             2000             2000
Service cost                         $ 0.5            $0.7             $ --             $0.2
Interest cost                          1.5             1.7              0.1              1.2
Actuarial (gain) loss                   --              --               --              0.2
Unrecognized past service cost        (2.9)             --               --               --
-------------------------------------------------------------------------------------------------
Net periodic benefit cost            $(0.9)           $2.4             $0.1             $1.2
=================================================================================================

    There were no gains or losses resulting from curtailments or settlements of the postretirement benefit plans during 2002, 2001 or 2000.

    NON-QUALIFIED DEFINED BENEFIT PENSION PLANS

    Prior to December 31, 2001, ILIAC, in conjunction with ING, had a non-qualified defined benefit pension plan covering certain eligible employees. The plan provided pension benefits based on a cash balance formula, which credited employees annually with an amount equal to a percentage of eligible pay based on age and years of service as well as an interest credit based on individual account balances. As of December 31, 2001, ILIAC, in conjunction with ING, has a non-qualified defined benefit pension plan providing benefits to certain eligible employees based on years of service and the employee's average annual compensation during the last five years of employment, which was assumed at December 31, 2002 to increase at an annual rate of 3.8%. Contributions are determined using the Projected Unit Credit Method. ILIAC, in conjunction with ING, also has a non-qualified pension plan covering certain agents. The plan provides pension benefits based on annual commission earnings.

    During 2002, liabilities, net of tax, totaling $15.1 million were allocated to the Company related to a Supplemental Excess Retirement Plan ("SERP") that covers certain employees of ING Life Insurance Company of America and Aeltus, affiliates of the Company.

    The following tables summarize the benefit obligations and the funded status for the Company's non-qualified pension plans for the periods ended
    December 31, 2002 and 2001. These tables have been presented, for comparison purposes, as though the SERP transfer had occurred as of January 1, 2001. The accompanying consolidated balance sheet and income statement do not reflect the SERP transfer until 12/31/02:

   (Millions)                                 2002     2001
   Change in benefit obligation:
     Benefit obligation at January 1         $  95.3  $  88.7
     Service cost                                 --      4.4
     Interest cost                               6.8      7.1
     Actuarial (gain) loss                       5.7      0.7
     Plan amendments                             4.5     (4.1)
     Benefits paid                              (5.5)    (1.5)
   ----------------------------------------------------------
   Benefit obligation at December 31         $ 106.8  $  95.3
   ==========================================================
   Funded status:
     Funded status at December 31            $(106.8) $ (95.3)
     Unrecognized past service cost              0.8      1.2
     Unrecognized net loss (gain)                6.4     (7.1)
   ----------------------------------------------------------
   Net amount recognized                     $ (99.6) $(101.2)
   ==========================================================

    At December 31, 2002 and 2001, the accumulated benefit obligation was $43.8 million and $27.3 million, respectively.

    The weighted-average discount rate assumption for Agents' and employees' non-qualified pension plans was 6.8%, and 3.8% for 2002 and 7.5% and 5.3% for 2001.

    Net periodic benefit costs were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                        One month     Eleven months
                                     Year ended       Year ended          ended           ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Service cost                         $ 6.8            $ 4.4            $ 0.3           $ 2.1
   Interest cost                           --              7.1              0.3             3.8
   Actuarial (gain) loss                   --               --               --             0.2
   Return on plan assets                   --               --             (0.3)           (3.2)
   Unrecognized past service cost        (0.3)              --               --            (0.1)
   -------------------------------------------------------------------------------------------------
   Net periodic benefit cost            $ 6.5            $11.5            $ 0.3           $ 2.8
   =================================================================================================

    There was a curtailment of $2.6 million in 2002. There were no gains or losses resulting from curtailments or settlements of the non-qualified pension plans during 2000.

    ING SAVINGS AND INVESTMENT PLANS

    ILIAC, in conjunction with ING, also has a Savings Plan. Substantially all employees are eligible to participate in a savings plan under which designated contributions, which may be invested in a variety of financial instruments, are matched up to 6.0% of compensation by ING. Pretax charges to operations for the incentive savings plan were $6.8 million, $11.0 million, and $9.0 million in 2002, 2001, and 2000, respectively.

    ILIAC, in conjunction with former Aetna, had a stock incentive plan that provided for stock options, deferred contingent common stock or equivalent cash awards or restricted stock to employees. Certain executive, middle management and non-management employees were granted options to purchase common stock of former Aetna at or above the market price on the date of grant. Options generally became 100% vested three years after the grant was made, with one-third of the options vesting each year. The former Aetna did not recognize compensation expense for stock options granted at or above the market price on the date of grant under its stock incentive plans. In addition, executives were, from time to time, granted incentive units which were rights to receive common stock or an equivalent value in cash. The sale of the Company to ING AIH by former Aetna caused all outstanding stock options to vest immediately.

    The costs to the Company associated with the former Aetna stock plans for 2001 and 2000 were $1.8 million and $2.7 million, respectively.

10. RELATED PARTY TRANSACTIONS

    INVESTMENT ADVISORY AND OTHER FEES

    ILIAC and Aeltus serve as investment advisors and administrators to the Company's mutual funds and variable funds (collectively, the Funds). Company mutual funds pay Aeltus or ILIAC, as investment advisor or administrator, a daily fee which, on an annual basis, ranged, depending on the fund, from 0.1% to 0.5% of their average daily net assets. All of the funds managed by ILIAC and certain of the funds managed by Aeltus are subadvised by investment advisors, in which case, Aeltus or ILIAC pays a subadvisory fee to the investment advisors. The Company is also compensated by the separate accounts (variable funds) for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from the Company mutual funds and separate accounts, included in fee income amounted to $391.8 million, $421.7 million and $506.3 million in 2002, 2001 and 2000, respectively.

    RECIPROCAL LOAN AGREEMENT

    ILIAC maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2002 and 2001, and earned interest income of $2.1 million and $3.3 million for the years ended December 31, 2002 and 2001, respectively. At December 31, 2002, ILIAC had no receivables and no outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    In 2002, the company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO. The Company did not receive capital contributions in 2001.

    OTHER

    Premiums due and other receivables include $0.1 million and $1.0 million due from affiliates at December 31, 2002 and 2001, respectively. Other liabilities include $1.3 million and $0.6 million due to affiliates for the years ended December 31, 2002 and 2001, respectively.

11. REINSURANCE

    At December 31, 2002, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

    Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

    Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $66.2 million and $69.9 million as of December 31, 2002 and 2001, respectively, was sold to Lincoln.

    On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $19.6 million and $24.1 million were maintained for this contract as of December 31, 2002 and 2001, respectively.

    The effect of reinsurance on premiums and recoveries was as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                        One month     Eleven months
                                     Year ended       Year ended          ended           ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Direct Premiums Federal             $ 97.3           $112.3            $17.2           $143.2
   Reinsurance assumed                    9.7              0.6              0.1              0.8
   Reinsurance ceded                      8.3             (1.3)             0.8              6.3
   -------------------------------------------------------------------------------------------------
   Net Premiums                          98.7            114.2             16.5            137.7
   -------------------------------------------------------------------------------------------------
   Reinsurance Recoveries              $317.6           $363.7            $44.5           $371.6
   =================================================================================================

12. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    For the year ended December 31, 2002 rent expense for leases was $18.1 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $17.5 million, $15.7 million, $14.9 million, $13.6 million and $12.1 million, respectively, and $0.2 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

    COMMITMENTS

    Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments of $236.7 million with an estimated fair value of $236.7 million and $92.7 million with an estimated fair value of $92.7 million, respectively.

    LITIGATION

    The Company is a party to threatened or pending lawsuits arising, from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

13. SEGMENT INFORMATION

    The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2001 and 2000 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the period ending December 31, 2001 and 2000.

    Summarized financial information for the Company's principal operations for December 31, were as follows:

                                                   Non-Operating
                                                     Segments
                                              -----------------------
                                               Investment
                                               Management
   (Millions)                      USFS (1)   Services (2)  Other (3)    Total

               2002
   ------------------------------
     Revenues from external
       customers                   $  507.2      $ 19.2      $ (9.5)   $   516.9
     Net investment income            959.2         0.2         0.1        959.5
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,466.4      $ 19.4      $ (9.4)   $ 1,476.4
   ==============================================================================
     Operating earnings (4)        $  121.1      $  4.7      $   --    $   125.8
     Cumulative effect of
       accounting change           (2,412.1)         --          --     (2,412.1)
     Net realized capital losses,
       net of tax                     (58.3)         --          --        (58.3)
   ------------------------------------------------------------------------------
   Net income (loss)               $(2,349.3)    $  4.7          --    $(2,344.6)
   ==============================================================================

               2001
   ------------------------------
     Revenues from external
       customers                   $  585.0      $119.6      $(37.0)   $   667.6
     Net investment income            885.5         1.7         1.2        888.4
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,470.5      $121.3      $(35.8)   $ 1,556.0
   ==============================================================================
     Operating earnings (4)        $   86.2      $ 27.4      $   --    $   113.6
     Net realized capital gains,
       net of tax                     (13.8)        0.1          --        (13.7)
   ------------------------------------------------------------------------------
   Net income                      $   72.4      $ 27.5      $   --    $    99.9
   ==============================================================================

                                                   Non-Operating
                                                     Segments
                                              -----------------------
                                               Investment
                                               Management
   (Millions)                      USFS (1)   Services (2)  Other (3)    Total
               2000
   ------------------------------
     Revenues from external
       customers                   $  692.1      $138.2      $(53.0)   $   777.3
     Net investment income            905.8         2.8         3.8        912.4
   ------------------------------------------------------------------------------
   Total revenue excluding net
     realized capital gains
     (losses)                      $1,597.9      $141.0      $(49.2)   $ 1,689.7
   ==============================================================================
     Operating earnings (4)        $  197.4      $  9.7      $   --    $   207.1
     Net realized capital gains,
       net of tax                     (23.1)        0.1          --        (23.0)
   ------------------------------------------------------------------------------
   Net income from continuing
     operations                    $  174.3      $  9.8      $   --    $   184.1
   ==============================================================================

   (1) USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a menu of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.
   (2) Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).
   (3) Other includes consolidating adjustments between USFS and Investment Management Services.
   (4) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

14. DISCONTINUED OPERATIONS--INDIVIDUAL LIFE INSURANCE

    On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1,000.0 million in cash. The transaction was generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders. Assets related to and supporting the life policies were transferred to Lincoln and the Company recorded a reinsurance recoverable from Lincoln. The transaction resulted in an after-tax gain on the sale of approximately $117.0 million, of which $57.7 million was deferred and was being recognized over approximately 15 years. The remaining portion of the gain was recognized immediately in net income and was largely attributed to access to the agency sales force and brokerage distribution channel. Approximately $5.7 million (after tax) of amortization related to the deferred gain was recognized in both 2000 and 1999. During the fourth quarter of 1999, the Company refined certain accrual and tax estimates which had been established in connection with the recording of the deferred gain. As a result, the deferred gain was increased by $12.9 million (after tax) to $65.4 million at December 31, 1999.

    In conjunction with the accounting for the 2000 acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain, which was previously part of other liabilities, was written off (Refer to Note 1).

    QUARTERLY DATA (UNAUDITED)

   2002 (Millions)                 First   Second  Third    Fourth
   Total Revenue                   $363.5  $351.3  $349.8  $   310.8
   -----------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                           44.1   39.3    (23.1)      25.8
   Income tax expense (benefit)      15.2   12.9     (9.9)       0.4
   Income (loss) from continuing
     operations                      28.9   26.4    (13.2)      25.4
   -----------------------------------------------------------------
   Cumulative effect of change in
     accounting principle              --     --       --   (2,412.1)
   -----------------------------------------------------------------
   Net income (loss)               $ 28.9  $26.4   $(13.2) $(2,386.7)
   -----------------------------------------------------------------

   2001 (Millions)                 First   Second  Third    Fourth
   Total Revenue                   $395.5  $411.9  $387.2  $   340.4
   -----------------------------------------------------------------
   Income (loss) from continuing
     operations before income
     taxes                           64.3   95.0     68.9      (40.9)
   Income tax expense (benefit)      28.2   39.1     27.1       (7.0)
   -----------------------------------------------------------------
   Income from continuing
     operations                      36.1   55.9     41.8      (33.9)
   -----------------------------------------------------------------
   Net (loss)                      $ 36.1  $55.9   $ 41.8  $   (33.9)
   -----------------------------------------------------------------

Form No. SAI.75974-03                                         ILIAC Ed. May 2003

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS
     (a)     Financial Statements:
             (1)  Included in Part A:
                  Condensed Financial Information
             (2)  Included in Part B:
                  Financial Statements of Variable Annuity Account C:
                  -    Report of Independent Auditors
                  -    Statement of Assets and Liabilities as of December 31,
                       2002
                  -    Statement of Operations for the year ended December 31,
                       2002
                  - Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001
                  -    Notes to Financial Statements
                  Financial Statements of ING Life Insurance and Annuity
                       Company:
                  -    Reports of Independent Auditors
                  - Consolidated Income Statements for the years ended December 31, 2002 and 2001, one month ended December 31, 2000, and eleven months ended November 30, 2000
                  -    Consolidated Balance Sheets as of December 31, 2002 and
                       2001
                  - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2002 and 2001, one month ended December 31, 2000, and eleven months ended November 30, 2000
                  - Consolidated Statements of Cash Flows for the years ended December 31, 2002 and 2001, one month ended December 31, 2000, and eleven months ended November 30, 2000
                  -    Notes to Consolidated Financial Statements
     (b)     Exhibits
             (1)     Resolution establishing Variable Annuity Account C(1)
             (2)     Not applicable
             (3.1)   Broker-Dealer Agreement(2)
             (3.2)   Alternative Form of Wholesaling Agreement and Related
                     Selling Agreement(3)
             (3.3)   Broker-Dealer Agreement dated June 7, 2000 between Aetna
                     Life Insurance and Annuity Company and Aetna Investment
                     Services, Inc. (AISI) and Letter of Assignment to AISI(4)
             (3.4)   Underwriting Agreement dated November 17, 2000 between
                     Aetna Life Insurance and Annuity Company and Aetna
                     Investment Services LLC(4)
             (4.1)   Variable Annuity Contract (HR10-DUA-GIA)(5)
             (4.2)   Variable Annuity Contract (GA-UPA-GO)(5)
             (4.3)   Endorsement (EG401-GIE-98) to Contracts HR10-DUA-GIA and
                     GA-UPA-GO(6)
             (4.4)   Endorsement EEGTRRA-CORP(01) to Contracts HR10-DUA-GIA and
                     GA-UPA-GO(7)
             (4.5)   Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name
                     change(8)

             (5)     Not applicable
             (6.1) Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(9)
             (6.2) By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company)(9)
             (7)     Not applicable
             (8.1) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(2)
             (8.2) Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(10)
             (8.3) Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(11)
             (8.4) Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(12)
             (8.5) Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(12)
             (8.6) Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and

                     Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(13)
             (8.7) Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)
             (8.8) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(10)
             (8.9) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(12)
             (8.10) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc.
                     on behalf of each of its series(12)
             (8.11) Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(8)
             (8.12) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1,
                     2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001(8)
             (8.13)  Amendment dated May 1, 2003 between ING Partners, Inc.,
                     ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002(15)
             (8.14) Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company(8)
             (8.15) Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING

                     Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001(8)
             (8.16) Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002(15)
             (9)     Opinion and Consent of Counsel
             (10)    Consents of Independent Auditors
             (11)    Not applicable
             (12)    Not applicable
             (13)    Schedule for Computation of Performance Data(14)
             (14.1)  Powers of Attorney(15)
             (14.2)  Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75974), as filed on February 28, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75974), as filed on April 15, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75974), as filed on April 12, 2002.
8. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
9. Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
10. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
11. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
12. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
13. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
14. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 33-75974), as filed on April 20, 1998.
15. Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR*

NAME AND PRINCIPAL                             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                               PRINCIPAL UNDERWRITER
----------------                               ---------------------

Keith Gubbay(1)                                Director and President

Phillip Randall Lowery(1)                      Director

Thomas Joseph McInerney(1)                     Director

Mark Alan Tullis(1)                            Director

David Wheat(1)                                 Director

Allan Baker(2)                                 Senior Vice President

Robert L. Francis                              Senior Vice President
6140 Stonehedge Mall Rd., Ste. 375
Pleasanton, California 94588

Willard I. Hill, Jr.(2)                        Senior Vice President

Shaun Patrick Mathews(2)                       Senior Vice President

Stephen Joseph Preston(3)                      Senior Vice President

Jacques de Vaucleroy(1)                        Senior Vice President

Boyd George Combs(1)                           Senior Vice President, Tax

James G. Auger(2)                              Vice President

Marie Merrill Augsberger(2)                    Vice President

Pamela M. Barcia(2)                            Vice President

Ronald R. Barhorst                             Vice President
7676 Hazard Ctr. Dr.
San Diego, California 92108

Linda Beblo(3)                                 Vice President

Jeoffrey A. Block(4)                           Vice President

Kevin P. Brown(2)                              Vice President

Anthony Camp(2)                                Vice President

Kevin L. Christensen(4)                        Vice President

Elizabeth Clifford(3)                          Vice President

Brian D. Comer(2)                              Vice President

Patricia Marie Corbett(4)                      Vice President

Robert B. DiMartino(2)                         Vice President

Shari Ann Enger(3)                             Vice President

Brian K. Haendiges(2)                          Vice President

Steven J. Haun(4)                              Vice President

Ronald Christian Hull(2)                       Vice President

William S. Jasien                              Vice President
12701 Fair Lakes Circle, Suite 470
Fairfax, Virginia 22033

David Kelsey(2)                                Vice President

Mary Ann Langevin(2)                           Vice President

Christine Cannon Marcks(2)                     Vice President

Gregory J. Miller(2)                           Vice President

Todd E. Nevenhoven(4)                          Vice President

M. Kathleen Reid(2)                            Vice President

Robert A. Richard(2)                           Vice President

Carl P. Steinhilber(2)                         Vice President

Laurie M. Tillinghast(2)                       Vice President

Christopher Robert Welp(4)                     Vice President

Mary Broesch(3)                                Vice President and Actuary

Bruce T. Campbell(2)                           Vice President and Actuary

Dianne Clous(2)                                Vice President and Actuary

Michael Harris(3)                              Vice President and Actuary

Richard Lau(3)                                 Vice President and Actuary

Antonio Manuel Muniz(3)                        Vice President and Actuary

Laurie A. Schlenkermann(2)                     Vice President and Actuary

Mark D. Sperry(2)                              Vice President and Actuary

Alice Su(3)                                    Vice President and Actuary

Lawrence D. Taylor                             Vice President and Actuary
1290 Broadway
Denver, Colorado 80203-5699

Albert Sekac(2)                                Vice President and Appointed
                                               Actuary

Frederick C. Litow(1)                          Vice President and Assistant
                                               Treasurer

Cheryl Lynn Price(1)                           Vice President , Chief Financial
                                               Officer and Chief Accounting
                                               Officer

Brian John Murphy(2)                           Vice President and Chief
                                               Compliance Officer

David Scott Pendergrass(1)                     Vice President and Treasurer

Renee Evelyn McKenzie(1)                       Vice President, Assistant
                                               Treasurer and Assistant Secretary

Robin Angel(1)                                 Vice President, Investments

Daniel J. Foley(1)                             Vice President, Investments

Maurice Melvin Moore(1)                        Vice President, Investments

Fred Cooper Smith(1)                           Vice President, Investments

Joseph J. Elmy(2)                              Vice President, Tax

Paula Cludray-Engelke(5)                       Secretary

Jane A. Boyle(2)                               Assistant Secretary

Linda H. Freitag(1)                            Assistant Secretary

Daniel F. Hinkel(1)                            Assistant Secretary

William Hope(1)                                Assistant Secretary

Joseph D. Horan(1)                             Assistant Secretary

David Lee Jacobson(3)                          Assistant Secretary

Terri Wecker Maxwell(1)                        Assistant Secretary

Donna M. O'Brien(2)                            Assistant Secretary

Loralee Ann Renelt(5)                          Assistant Secretary

Rebecca A. Schoff(5)                           Assistant Secretary

Carol Semplice(2)                              Assistant Secretary

Linda Ellen Senker(3)                          Assistant Secretary

Patricia M. Smith(2)                           Assistant Secretary

John F. Todd(2)                                Assistant Secretary

Glenn Allan Black(1)                           Tax Officer

Terry L. Owens(1)                              Tax Officer

James Taylor(1)                                Tax Officer


* These individuals may also be directors and/or officers of other affiliates of the Company.

(1) The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

(2) The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

(3) The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

(4) The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.

(5) The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on
April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 28, 2003, there were 559,266 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

ITEM 28. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29.   PRINCIPAL UNDERWRITER

    (a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940
         Act).

    (b)  The following are the directors and officers of the Principal
         Underwriter:

NAME AND PRINCIPAL                                  POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                                    PRINCIPAL UNDERWRITER
----------------                                    ---------------------

Ronald R. Barhorst                                  Director and President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert L. Francis(1)                                Director and Senior Vice
                                                    President

Shaun Patrick Mathews(2)                            Director and Senior Vice
                                                    President

Allan Baker(2)                                      Senior Vice President

Boyd George Combs(3)                                Senior Vice President

Susan J. Stamm(2)                                   Chief Financial Officer

William T. Abramowicz                               Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Maryellen R. Allen(2)                               Vice President

Douglas J. Ambrose(1)                               Vice President

Louis E. Bachetti                                   Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Robert H. Barley(2)                                 Vice President

David A. Brounley(2)                                Vice President

Brian D. Comer(2)                                   Vice President

Keith J. Green(3)                                   Vice President

Brian K. Haendiges(2)                               Vice President

Brian P. Harrington(4)                              Vice President

Bernard P. Heffernon                                Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS  66211

William S. Jasien(4)                                Vice President

Jess D. Kravitz(2)                                  Vice President

Mary Ann Langevin(2)                                Vice President

Christina Lareau(2)                                 Vice President

Katherine E. Lewis                                  Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI  53226

Susan J. K. Lewis                                   Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

David J. Linney                                     Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Mark R. Luckinbill                                  Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC  27612

Christine Cannon Marcks(2)                          Vice President

Richard T. Mason                                    Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Pamela L. Mulvey(2)                                 Vice President

Scott T. Neeb(1)                                    Vice President

Ethel Pippin(2)                                     Vice President

Deborah Rubin(4)                                    Vice President

Frank W. Snodgrass                                  Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

Terran Titus(2)                                     Vice President

S. Bradford Vaughan, Jr.                            Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Judeen T. Wrinn(2)                                  Vice President

Therese M. Squillacote(2)                           Vice President and Chief
                                                    Compliance Officer

David Scott Pendergrass(1)                          Vice President and Treasurer

David A. Kelsey(2)                                  Assistant Vice President

Paula Cludray-Engelke(5)                            Secretary

Loralee Ann Renelt(5)                               Assistant Secretary

Rebecca A. Schoff(5)                                Assistant Secretary

John F. Todd(2)                                     Assistant Secretary

Robert J. Scalise(2)                                Assistant Treasurer

Glenn Allan Black(3)                                Tax Officer

Joseph J. Elmy(2)                                   Tax Officer

G. Michael Fell(3)                                  Tax Officer

(1) The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.

(2) The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

(3) The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.

(4) The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.

(5) The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

     (c)  Compensation from January 1, 2002 to December 31, 2002:


   (1)                        (2)                      (3)                  (4)                    (5)

NAME OF                  NET UNDERWRITING          COMPENSATION ON
PRINCIPAL                DISCOUNTS AND             REDEMPTION OR          BROKERAGE
UNDERWRITER              COMMISSIONS               ANNUITIZATION          COMMISSIONS         COMPENSATION*
ING Financial                                                                                 $856,407.81
Advisers, LLC

* Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2002.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      ING Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

ITEM 31. MANAGEMENT SERVICES

     Not applicable

ITEM 32. UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No.33-75974) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 16th day of April, 2003.

                                  VARIABLE ANNUITY ACCOUNT C OF ING LIFE
                                  INSURANCE AND ANNUITY COMPANY
                                       (REGISTRANT)

                             By:  ING LIFE INSURANCE AND ANNUITY COMPANY
                                       (DEPOSITOR)

                             By:  Keith Gubbay*
                                  --------------------------------------
                                  Keith Gubbay
                                  President

As required by the Securities Act of 1933, this Post- Effective Amendment No. 16 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                           Title                                                     Date
Keith Gubbay* (1)                   Director and President                                 )
----------------------------------- (principal executive officer)                          )
Keith Gubbay                                                                               )
                                                                                           )
Randy Lowery* (1)                   Director                                               )  April
-----------------------------------                                                        )  16, 2003
P. Randall Lowery                                                                          )
                                                                                           )
Thomas J. McInerney* (1)            Director                                               )
-----------------------------------                                                        )
Thomas J. McInerney                                                                        )
                                                                                           )
Mark A. Tullis* (1)                 Director                                               )
-----------------------------------                                                        )
Mark A. Tullis                                                                             )
                                                                                           )
         --------                   Director                                               )
-----------------------------------                                                        )
David Wheat                                                                                )



Cheryl L. Price*                    Chief Financial Officer and Chief Accounting Officer   )
----------------------------------- (principal accounting officer)                         )
Cheryl L. Price


By: /s/ Julie E. Rockmore
    --------------------------------
    Julie E. Rockmore
    *Attorney-in-Fact

(1) Constitutes a majority of directors

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

EXHIBIT NO.    EXHIBIT

99-B.9         Opinion and Consent of Counsel                 -----------------

99-B.10        Consents of Independent Auditors               -----------------